            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                 JUNE 10, 2005

                                REGISTRATION NO.

                (INVESTMENT COMPANY ACT REGISTRATION NO 811-2214)

             -----------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-14

                                      ----

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                                      -----
                                      -----

                         PRE-EFFECTIVE AMENDMENT NO. / /

                                      -----
                                      -----

                        POST-EFFECTIVE AMENDMENT NO. / /

                                      -----

                        (CHECK APPROPRIATE BOX OR BOXES)

                        ---------------------------------

                            COLUMBIA FUNDS TRUST III

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

                                 1-800-426-3750

                         -------------------------------
                           R. SCOTT HENDERSON, ESQUIRE

                         COLUMBIA MANAGEMENT GROUP, INC.
                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         -------------------------------
                                   COPIES TO:
                            BRIAN D. MCCABE, ESQUIRE
                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110

                            CAMERON S. AVERY, ESQUIRE
                             BELL, BOYD & LLOYD LLC
                       70 WEST MADISON STREET, SUITE 3300
                             CHICAGO, IL 60602-4207

                         -------------------------------

Title of Securities Being Registered:

Class A
Class B
Class C
Class Z

Approximate Date of Proposed Offering: as soon as practicable after the Registration Statement becomes or is declared effective.

It is proposed that this filing will become effective on July 11, 2005 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

This Registration Statement relates solely to the Registrant's Columbia Federal Securities Fund series.

                       NATIONS GOVERNMENT SECURITIES FUND
             C/O BACAP DISTRIBUTORS LLC, ONE BANK OF AMERICA PLAZA,
                        33RD FLOOR, CHARLOTTE, NC 28255

Dear Shareholder:

            I am writing to ask for your vote on the proposed merger between Nations Government Securities Fund, a series of Nations Funds Trust (the "Acquired Fund"), and Columbia Federal Securities Fund, a series of Columbia Funds Trust III (the "Acquiring Fund"). This matter will be considered at a special meeting of shareholders of the Acquired Fund to be held on September 9, 2005.

            The proposed merger is one of several mergers recommended by Columbia Management Group, Inc. ("Columbia"), the parent company of the investment adviser to the Columbia funds, including the Acquiring Fund, and Banc of America Capital Management, LLC ("BACAP"), the investment adviser to the Nations funds, including the Acquired Fund. Columbia and BACAP's overall goal in proposing these fund mergers is two-fold. First, by merging funds with similar investment strategies, Columbia and BACAP can create larger, more efficient investment portfolios. Second, by streamlining their product offerings, Columbia and BACAP can more effectively concentrate their investment management and distribution resources on a more focused group of portfolios. Columbia and BACAP recommended the merger of the Acquired Fund to enable shareholders to invest in a larger, more efficient investment portfolio while continuing to access a similar investment strategy.

            Should the Acquired Fund's merger be approved and other conditions to the merger satisfied, your current fund investment will be exchanged, without immediate tax consequences, for an equal investment (that is, dollar value) in the Acquiring Fund. Shareholders of the Acquired Fund will receive shares of the Acquiring Fund of the same class as the shares they currently own (except that Primary A shareholders of the Acquired Fund will receive Class Z shares of the Acquiring Fund). It is also expected that, if shareholders of the Acquiring Fund approve the election of all nominees for Trustee of the Acquiring Fund (pursuant to a separate proxy statement), the Acquiring Fund will be reorganized as a series of Columbia Funds Trust IX, a Massachusetts business trust into which the legal entities of all of the Columbia funds are expected to be consolidated. We believe this consolidation will enhance the efficiency of administration and compliance monitoring for the Columbia funds. More information on the specific details and reasons for the Acquired Fund's merger is contained in the enclosed combined Prospectus/Proxy Statement. Please read it carefully.

            THE TRUSTEES OF NATIONS FUNDS TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE MERGER.

            YOUR VOTE IS IMPORTANT. YOU CAN VOTE BY COMPLETING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.

            We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Christopher L. Wilson
President and Chief Executive Officer

[_________], 2005

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 9, 2005

                       NATIONS GOVERNMENT SECURITIES FUND
                         A SERIES OF NATIONS FUNDS TRUST

                           c/o BACAP Distributors LLC
                            One Bank of America Plaza
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-321-7854

To the shareholders of Nations Government Securities Fund:

      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Nations Government Securities Fund (the "Acquired Fund") will be held at 2:00 p.m. Eastern time on September 9, 2005, at the offices of Columbia Management Group, Inc., One Financial Center, Boston, Massachusetts 02111, for the following purpose:

      1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of Nations Government Securities Fund, a series of Nations Funds Trust, to, and the assumption of all of the liabilities of the Nations Government Securities Fund by, Columbia Federal Securities Fund, a series of Columbia Funds Trust III (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and (ii) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

      Shareholders of record of the Acquired Fund at the close of business on July 7, 2005, are entitled to notice of and to vote at the meeting and any adjourned session of the meeting.

                                              By Order of the Board of Trustees,

                                              R. Scott Henderson, Secretary

[_______]   , 2005

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN.
        PLEASE SEE THE ENCLOSED PROSPECTUS/PROXY STATEMENT AND OTHER MATERIALS FOR INSTRUCTIONS ON HOW TO VOTE EASILY AND QUICKLY.

                           PROSPECTUS/PROXY STATEMENT

                                 _______, 2005

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                       NATIONS GOVERNMENT SECURITIES FUND

                           c/o BACAP Distributors LLC
                            One Bank of America Plaza
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-321-7854

                        BY AND IN EXCHANGE FOR SHARES OF

                        COLUMBIA FEDERAL SECURITIES FUND

                          c/o Columbia Funds Trust III
                              One Financial Center
                           Boston, Massachusetts 02111
                                 1-800-426-3750

TABLE OF CONTENTS

I. QUESTIONS AND ANSWERS REGARDING APPROVAL OF THE MERGER...........................
II. PROPOSAL - MERGER OF THE ACQUIRED FUND AND THE ACQUIRING FUND...................
  The Proposal......................................................................
  Principal Investment Risks........................................................
  Information about the Merger......................................................
III. GENERAL........................................................................
  Voting Information................................................................
  Information about Proxies and the Conduct of the Meeting..........................
Appendix A -- Agreement and Plan of Reorganization..................................        A
Appendix B -- Acquired Fund Information.............................................        B
Appendix C -- Capitalization........................................................        C
Appendix D -- Information Applicable to the Acquiring Fund..........................        D
Appendix E -- Financial Highlights for the Acquiring Fund...........................        E
Appendix F -- Comparison of Organizational Documents................................        F

This Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") contains information that a shareholder should know before voting on the following proposal:

                                                           TO BE VOTED ON BY
                      PROPOSAL:                            SHAREHOLDERS OF:

Approval of the Agreement and Plan of Reorganization,      Nations Government
dated June 1, 2005, between Columbia Funds Trust III       Securities Fund
("Trust III"), on behalf of Columbia Federal Securities
Fund (the "Acquiring Fund"), and Nations Funds Trust, on behalf of Nations Government Securities Fund (the
"Acquired Fund"), and Columbia Management Advisors,
Inc. ("Columbia Management) (the "Agreement and Plan of
Reorganization") relating to the proposed merger between the Acquired Fund and the Acquiring Fund.

This proposal (the "Proposal") will be considered by shareholders of the Acquired Fund at a special meeting of shareholders of the Acquired Fund (the "Meeting") that will be held at the offices of Columbia Management, One Financial Center, Boston, Massachusetts 02111. The transaction contemplated by the Agreement and Plan of Reorganization is referred to as the "Merger." Each of the Funds is a registered open-end management investment company or a portfolio series thereof. Please read this Prospectus/Proxy Statement and keep it for future reference.

The Acquiring Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in U.S. government securities. If the Agreement and Plan of Reorganization is approved by the shareholders of the Acquired Fund and the Merger occurs, the Acquired Fund will transfer all of the assets attributable to its Investor A, Investor B, Investor C and Primary A shares to the Acquiring Fund and the Acquiring Fund will assume all of the liabilities in exchange for Class A, Class B, Class C and Class Z shares, respectively, of the Acquiring Fund with the same aggregate net asset value as the net value of the assets transferred and liabilities assumed. After that exchange, shares of each class received by the Acquired Fund will be distributed pro rata to its shareholders of the corresponding class and they will become shareholders of the Acquiring Fund.

The following document has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated into this Prospectus/Proxy Statement by reference:

- The Statement of Additional Information of the Acquiring Fund dated [_____], 2005, relating to this Prospectus/Proxy Statement.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

- The Prospectuses of the Acquired Fund dated August 1, 2004, as supplemented.

- The Statement of Additional Information of the Acquired Fund dated August 1, 2004, as supplemented.

- The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Acquired Fund dated March 31, 2005.

The Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this report or any of the documents listed above, call 1-800-426-3750, or write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy Statement or call 1-800-321-7854. Shareholders may also obtain many of these documents by accessing the Internet site for the Acquired Fund at www.nationsfunds.com. Text-only versions of all Acquired Fund and Acquiring Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's internet site at www.sec.gov. Shareholders can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

            I. QUESTIONS AND ANSWERS REGARDING APPROVAL OF THE MERGER

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE MERGER AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING A VOTE. PLEASE CALL 1-866-270-3134 WITH ANY QUESTIONS ABOUT THE MERGER OR THIS PROSPECTUS/PROXY STATEMENT GENERALLY.

1. WHAT MERGER IS BEING PROPOSED?

The Board of Trustees of Nations Funds Trust is recommending that the Acquiring Fund acquire the Acquired Fund. This means that the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. If the Merger is approved and completed, shareholders of the Acquired Fund will receive shares of the Acquiring Fund of a class corresponding to the class of their Acquired Fund shares and with a dollar value equal to the value of their Acquired Fund shares on the business day prior to the closing of the merger. The Merger is currently scheduled to take place on or around [_____] or such other date as the parties may agree.

2. WHY IS THE MERGER BEING PROPOSED?

The Trustees recommend approval of the Merger because the Merger offers shareholders of the Acquired Fund the opportunity to invest in a larger combined portfolio that has similar investment goals and principal investment strategies. Spreading fixed costs over a broader asset base allows the potential for more efficient operation, and lower overall expenses. In reviewing the Merger, the Trustees also considered that, based on estimated expense ratios as of February 28, 2005, shareholders of the Acquired Fund are expected to experience a reduction in net expenses as a result of the Merger.

Please review "Reasons for the Merger and Trustees' Considerations" in Section II of this Prospectus/Proxy Statement for more information regarding the factors considered by the Acquired Fund's Board.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE MERGER?

The tables below allow shareholders to compare the sales charges and management fees and expenses of each Fund and to analyze the estimated expenses that Columbia Management expects the combined Fund to bear in the first year following the Merger. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Merger. Sales charges, if applicable, are paid directly by shareholders of the Acquired Fund to BACAP Distributors, LLC, the Acquired Fund's distributor, and by shareholders of the Acquiring fund to Columbia Funds Distributor, Inc., the Acquiring Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, distribution and service (12b-1) fees (if applicable) and administrative costs, including pricing and custody services.

In addition, following the presentation of that information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis. The Annual Fund Operating Expenses shown in the table below represent expenses as of each Fund's most recent fiscal year (year ended March 31, 2005 for the Acquired Fund and August 31, 2004 for the Acquiring Fund) and those projected for the combined Fund on a pro forma basis after giving effect to the proposed Merger and based on pro forma combined net assets as of February 28, 2005.

Shareholders of the Acquired Fund and the Acquiring Fund will not pay additional sales charges as a result of the Merger, although contingent deferred sales charges ("CDSCs") applicable to share purchases made prior to the Merger will continue to apply.

Based on the expense ratios shown below, net expenses of each class of shares of the Acquiring Fund are expected to be lower than the net expenses of each corresponding class of shares of the Acquired Fund.

SHAREHOLDER FEES
(paid directly from an investment)

                                  ACQUIRED FUND

                                                INVESTOR A   INVESTOR B    INVESTOR C   PRIMARY A(1)
Maximum sales charge (load) imposed on
  purchases (%) (as a percentage of the
  offering price)                                  4.75         0.00          0.00          0.00
                                                   ----         ----          ----          ----
Maximum deferred sales charge (load) on            0.00(2)(8)   5.00(3)(8)    1.00(4)(8)    0.00
  redemptions (%) (as a percentage of the
  lesser of original purchase price or
  net asset value)

                                ACQUIRING FUND(5)

                                                   CLASS A      CLASS B       CLASS C       CLASS Z
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)           4.75          0.00          0.00          0.00
                                                    ----          ----          ----          ----
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the
  lesser of purchase price or redemption
  price)                                            1.00(6)       5.00(3)       1.00(4)       0.00
                                                    ----          ----          ----          ----
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                              (7)           (7)           (7)           (7)

                               ACQUIRING FUND(5)
                              (PRO FORMA COMBINED)

                                                   CLASS A       CLASS B       CLASS C     CLASS Z
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)            4.75          0.00          0.00        0.00
                                                     ----          ----          ----        ----
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the
  lesser of purchase price or redemption
  price)                                             1.00(6)       5.00(3)       1.00(4)     0.00
                                                     ----          ----          ----        ----
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                               (7)           (7)           (7)         (7)

(1) Shareholders of Primary A shares of the Acquired Fund will receive Class Z shares of the Acquiring Fund.

(2) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within 18 months of buying them.

(3)   This charge decreases over time.

(4) This charge applies to investors who buy shares and sell them within one year of buying them.

(5) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(6) This charge applies only to Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(7)   There is a $7.50 charge for wiring sale proceeds to a bank.

(8) As of April 11, 2005, any otherwise applicable contingent deferred sales charge described in footnotes (2)-(4) above will be waived for redemptions of Investor A, Investor B or Investor C Shares prior to the Merger. Following the Merger, if approved, redemptions of such shares will be subject to any applicable contingent deferred sales charge of the Acquiring Fund. Any such contingent deferred sales charge will be calculated based on such shareholder's original Investor A, Investor B or Investor C shares purchase date, as applicable.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from fund assets)


                                  ACQUIRED FUND

                                                INVESTOR A    INVESTOR B    INVESTOR C     PRIMARY A
                                                ----------    ----------    ----------     ---------
Management fee (%) (1)                             0.53          0.53          0.53          0.53
                                                   ----          ----          ----          ----
Distribution and service (12b-1) fees (%)          0.25          1.00          1.00          0.00
                                                   ----          ----          ----          ----
Other expenses (%)                                 0.18          0.18          0.18          0.18
                                                   ----          ----          ----          ----
Total annual fund operating expenses (%)           0.96          1.71          1.71          0.71
                                                   ----          ----          ----          ----

                                 ACQUIRING FUND

                                             CLASS A    CLASS B    CLASS C       CLASS Z
                                             -------    -------    -------       -------
Management fees (%)(2)                         0.50       0.50       0.50          0.50
                                               ----       ----       ----          ----
Distribution (12b-1) and shareholder
 servicing fees(%)                             0.25       1.00       1.00(3)       0.00
                                               ----       ----       ----          ----
Other expenses (%)(4)                          0.29       0.29       0.29          0.29
                                               ----       ----       ----          ----
Total annual fund operating expenses (%)       1.04       1.79       1.79          0.79
                                               ----       ----       ----          ----


                                 ACQUIRING FUND
                              (PRO FORMA COMBINED)

                                               CLASS A    CLASS B    CLASS C       CLASS Z
                                               -------    -------    -------       -------
Management fees (%)(2)                           0.50       0.50       0.50          0.50
                                                 ----       ----       ----          ----
Distribution and service (12b-1) fees (%)        0.25       1.00       1.00(5)       0.00
                                                 ----       ----       ----          ----
Other expenses (%)(4)                            0.18       0.18       0.18          0.18
                                                 ----       ----       ----          ----
Total annual fund operating expenses (%)         0.93       1.68       1.68          0.68
                                                 ----       ----       ----          ----


(1) The Acquired Fund pays a management fee of 0.39% and an administration fee of 0.14%. Management fees have been restated to reflect contractual changes to the management fee for the Acquired Fund effective December 1, 2004. In order to facilitate comparison of the fees in this table, the management fee has been restated to show the combination of management fees (i.e., advisory fees) and administration fees. The effective management fee (excluding administration fees) paid by the Acquired Fund for the year was 0.48%.

(2) The Acquiring Fund pays a management fee of 0.50% and an administration fee of 0.00%. Management fees have been restated to reflect contractual changes to the management fee, effective November 1, 2004.

(3) The Acquiring Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.64%. This arrangement may be modified or terminated by the distributor at any time.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Acquiring Fund effective November 1, 2003.

(5) The Acquiring Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.53%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help shareholders compare the cost of investing in each Fund currently with the cost of investing in the combined Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds. It uses the following hypothetical conditions.

   -  $10,000 initial investment

   -  5% total return for each year

   -  Each Fund's operating expenses remain the same

   -  Reinvestment of all dividends and distributions

   - Class B shares of the Acquiring Fund convert to Class A shares of the Acquiring Fund after eight years

   - Investor B shares of the Acquired Fund convert to Investor A shares of the Acquired Fund after eight years (note that the actual conversion schedule for Investor B shares of the Acquired Fund may vary depending on when the shares were purchased and the number of shares purchased).

EXAMPLE EXPENSES
(actual costs may be higher or lower)

                                                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
ACQUIRED FUND
Investor A                                                  $ 568        $  766        $    981        $ 1,597
                                                            -----        ------        --------        -------
Investor B:       did not sell shares                       $ 174        $  539        $    928        $ 1,821
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 674        $  839        $  1,128        $ 1,821
                                                            -----        ------        --------        -------
Investor C:       did not sell shares                       $ 174        $  539        $    928        $ 2,019
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 274        $  539        $    928        $ 2,019
                                                            -----        ------        --------        -------
Primary A                                                   $  73        $  227        $    395        $   883

ACQUIRING FUND

Class A                                                     $ 576        $  790        $  1,022        $ 1,686
                                                            -----        ------        --------        -------
Class B:          did not sell shares                       $ 182        $  563        $    970        $ 1,908
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 682        $  863        $  1,170        $ 1,908
                                                            -----        ------        --------        -------
Class C:          did not sell shares                       $ 182        $  563        $    970        $ 2,105
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 282        $  563        $    970        $ 2,105
                                                            -----        ------        --------        -------
Class Z                                                     $  81        $  252        $    439        $   978

ACQUIRING FUND
(pro forma combined)
Class A                                                     $ 565        $  757        $    965        $ 1,564
                                                            -----        ------        --------        -------
Class B:          did not sell shares                       $ 171        $  530        $    913        $ 1,788
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 671        $  830        $  1,113        $ 1,788
                                                            -----        ------        --------        -------
Class C:          did not sell shares                       $ 171        $  530        $    913        $ 1,987
                                                            -----        ------        --------        -------
                  sold all shares at end of period          $ 271        $  530        $    913        $ 1,987
                                                            -----        ------        --------        -------
Class Z                                                     $  69        $  218        $    379        $   847

The projected post-Merger pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place; and (2) certain fixed costs involved in operating the Acquired Fund and the Acquiring Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Acquiring Fund or Columbia.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

Please see Appendix D for information relating to supplemental hypothetical investment expense information that provides additional information in a different format from the preceding Annual Fund Operating Expenses and Example Expenses tables about the effect of the expenses of the Acquiring Fund, including investment advisory fees and other Acquiring Fund costs, on the Acquiring Fund's returns over a 10-year period.

4. HOW DO THE INVESTMENT GOALS/OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

This table shows the investment goal/objective and principal investment strategies of each Fund:

ACQUIRED FUND                                               ACQUIRING FUND
-------------                                               --------------
INVESTMENT GOAL/OBJECTIVE:  The Acquired Fund seeks high    INVESTMENT GOAL:  The Acquiring Fund seeks as high a
current income consistent with moderate fluctuation of      level of current income and total return as is
principal.                                                  consistent with prudent risk.

PRINCIPAL INVESTMENT STRATEGIES: The Acquired Fund seeks    PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to
to achieve its goal as follows:                             achieve its goal as follows:

-  Under normal market conditions, the Acquired             -  Under normal market conditions, the Acquiring  Fund
   Fund invests at least 80% of its assets in U.S.             invests at least 80% of its net assets (plus any
   government obligations and repurchase agreements            borrowings for investment purposes) in U.S.
   secured by these securities.                                government securities, including U.S. treasuries and
                                                               securities of various U.S. government agencies
-  The Acquired Fund may invest up to 20% of its               and instrumentalities. Agency securities include
   assets in corporate bonds or mortgage-or                    mortgage-backed securities, which represent interests
   asset-backed securities that are issued by private          in pools of mortgages.
   entities. These securities must be rated investment
   grade.                                                   -  The Acquiring Fund invests in mortgage-backed
                                                               securities that are issued by governments, their
-  The Acquired Fund may engage in reverse                     corporations, agencies or instrumentalities or
   repurchase and forward purchase agreements, and may         asset-backed securities or municipal securities
   use futures, interest rate swaps, total return swaps,       and corporate debt securities. The securities
   options and other derivative instruments.                   must be rated investment grade at the time of investment.

The shareholders of the Acquiring Fund are currently scheduled to vote on changes to the fundamental investment restrictions for the Acquiring Fund. Shareholders of record of the Acquiring Fund, on July 7, 2005, will vote separately on each proposed change to the fundamental investment restrictions of the Acquiring Fund. The following highlights the current differences in investment restrictions and certain investment strategies that the Funds use to achieve their investment goals, as well as the differences in the investment restrictions and certain investment strategies if the changes to the Acquiring Fund's fundamental investment restrictions were approved. For purposes of this discussion, a "fundamental investment restriction" is one that may not be changed without shareholder approval:

   - The Acquiring Fund currently has a fundamental investment restriction under which it may purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets. The Acquired Fund has a fundamental investment restriction under which it may not buy or sell commodities. However, the Acquired Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This policy does not apply to foreign currency transactions, including without limitation forward currency contracts. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

   - The Acquiring Fund has a fundamental investment restriction under which it may only own real estate acquired as the result of owning securities but not exceeding 5% of its total assets. The Acquired Fund has a fundamental investment restriction under which it may not purchase or sell real estate, except that it may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

   - The Acquiring Fund has a fundamental investment restriction under which it may make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements. The Acquired Fund has a fundamental investment restriction under which it may not make loans, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder and any exemptive relief obtained by the Acquired Fund. Generally, the 1940 Act permits an investment company to borrow up to 33 1/3 % of its total assets, including the amount borrowed. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

   - Each of the Acquiring Fund and the Acquired Fund has a fundamental investment restriction under which it may not concentrate more than 25% of its total assets in any industry. While the Acquiring Fund may invest more than 25% of its assets in obligations of the U.S. government and cash items, including receivables, the Acquired Fund has a fundamental investment restriction under which it may invest more than 25% of its total assets in (i) obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (ii) securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any exemptive relief obtained by the Acquired Fund. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

   - The Acquiring Fund has a fundamental investment restriction under which, with respect to 75% of its assets, it may not purchase the securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer. The Acquired Fund has a similar fundamental investment restriction, except that (a) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are excluded for purposes of this restriction and (b) the Acquired Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any exemptive relief obtained by the Acquired Fund. This restriction does not limit the Acquired Fund's ability to invest in securities issued by other registered investment companies. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

   - The Acquiring Fund has a fundamental investment restriction under which it may underwrite securities issued by others only when disposing of portfolio securities. This restriction does not limit the Acquiring Fund's ability to invest in securities issued by other registered investment companies. The Acquired Fund may not underwrite any issue of securities issued the meaning of the Securities Act of 1933, as amended, except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. If the proposed changes to the Acquiring Fund's fundamental investment restrictions are approved, the Acquiring Fund's fundamental investment restriction will be identical to the Acquired Fund's fundamental investment restriction.

    - As a non-fundamental policy, the Acquired Fund may invest in securities that are not part of its principal investment strategy but it may not hold more than 10% of its total net assets in any one type of these securities. The Acquiring Fund does not have a similar limitation.

   - The Acquiring Fund has a non-fundamental policy under which it may not purchase securities on margin but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions. The Acquired Fund has a non-fundamental policy under which it may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or it segregates assets in the amount at least equal to the underlying security or asset.

   - The Acquiring Fund has a non-fundamental restriction under which it may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or
      (G) of the 1940 Act, whereas the Acquired Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future.

For more information regarding the Funds' investment policies and restrictions, see each Fund's Statement of Additional Information.

5. WHAT CLASS OF THE ACQUIRING FUND SHARES WILL SHAREHOLDERS RECEIVE IF THE MERGER OCCURS?

If a shareholder owns Investor A, Investor B, Investor C or Primary A shares of the Acquired Fund, the shareholder will receive Class A, Class B, Class C or Class Z shares, respectively, of the Acquiring Fund. The Acquiring Fund shares will be subject to the same CDSCs upon redemption as the Acquired Fund shares. It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER?

The Merger is expected to be tax-free to shareholders for federal income tax purposes. This means that neither shareholders nor the Acquired Fund are expected to recognize a gain or loss directly as a result of the Merger. However, since the Merger will end the tax year of the Acquired Fund, it may accelerate distributions from the Acquired Fund to shareholders. Specifically, the Acquired Fund will recognize any net investment company taxable income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards) or losses in the short tax year ending on the date of the Merger, and will declare and pay a distribution of such income and such gains to its shareholders on or before that date.

A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

The cost basis and holding period of the Acquired Fund shares are expected to carry over to the new shares in the Acquiring Fund.

Certain other tax consequences are discussed below under "Federal Income Tax Consequences."

7. WHO BEARS THE EXPENSES ASSOCIATED WITH THE MERGER?

Columbia Management and the Acquired Fund will each bear a portion of the out-of-pocket expenses associated with the Merger, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Prospectus/Proxy Statement, and any filings with the SEC and other governmental authorities in connection with the Merger; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Merger; (3) the legal fees and expenses incurred by the Funds in connection with the Merger; and (4) the Trustees' fees and out-of-pocket expenses incurred as a result of the Merger. The estimated expenses of the Merger to be borne by the Acquired Fund and the Acquiring Fund are approximately

$55,930 and $46,407, respectively. Should the Merger fail to occur, Columbia Management will bear all costs associated with the Merger.

8. WHO IS ELIGIBLE TO VOTE?

Shareholders of record on July 7, 2005 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. All shareholders of the Acquired Fund, regardless of the class of shares held, will vote together as a single class on the Proposal. Each share is entitled to one vote and fractional shares are entitled to a corresponding fractional vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If a shareholder signs a proxy but does not fill in a vote, the shares will be voted to approve the Merger. If any other business comes before the Meeting, the shares will be voted at the discretion of the persons named as proxies.

9. WHY IS THE ACQUIRING FUND EXPECTED TO BE REORGANIZED FOLLOWING THE MERGER?

At a meeting held on May 11, 2005, the Board, including all Trustees who are not "interested persons" of the Acquiring Fund (as defined in section 2(a)(19) of the 1940 Act) (each, an "independent Trustee"), unanimously approved the reorganization of the open-end retail Columbia funds, including the Acquiring Fund (provided that shareholders of the Acquiring Fund as of July 7, 2005 approve the election of all nominees for Trustee), as series of an existing Massachusetts business trust, Columbia Funds Trust IX (the "Trust Reorganization"). In the Trust Reorganization, the Acquiring Fund will be reorganized into a newly created series of Columbia Funds Trust IX. The primary purpose of the Trust Reorganization is to facilitate compliance monitoring and administration for the Columbia funds.

Consummation of the Trust Reorganization is expected to occur immediately following completion of the Merger. The Merger is not conditioned on the completion of the Trust Reorganization. Shareholders of the Acquired Fund re not being asked to approve the Trust Reorganization.

For a summary of significant differences between the organizational documents of the Acquired Fund, Trust III and Columbia Funds Trust IX, the trust into which the Acquiring Fund would be reorganized, please see Appendix F.

        II. PROPOSAL: MERGER OF THE ACQUIRED FUND INTO THE ACQUIRING FUND

THE PROPOSAL

Shareholders of the Acquired Fund are being asked to approve the Agreement and Plan of Reorganization, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the merger of the Acquired Fund and the Acquiring Fund (the Merger).

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Acquiring Fund, and how do they compare with those of the Acquired Fund?

The principal risks associated with the Acquired and the Acquiring Fund are generally similar because they have generally similar investment goals and principal investment strategies. The actual risks of investing in the Acquired and the Acquiring Fund depend on the securities held in their portfolios and on market conditions, both of which change over time. Both the Acquired Fund and the Acquiring Fund are subject to the following risks:

The Acquiring Fund is subject to both management risk and market risk. Management risk means that Columbia Management's investment decisions might produce losses or cause the Acquiring Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of one's investment. Because of management and market risk, there is no guarantee that the Acquiring Fund will achieve its investment goal or perform favorably among comparable funds.

The Acquiring Fund may also be subject to interest rate risk, which is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Acquiring Fund receives from them but will affect the value of the Acquiring Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Acquiring Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Acquiring Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Acquiring Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Acquiring Fund may also be subject to structure risk and prepayment risk. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

In addition, the Acquired Fund may invest in derivatives, which often involve leverage, which may exaggerate a loss, potentially causing a fund to lose more money than it would have had it invested in the underlying security. The use of derivatives may also result in increased volatility and an increase in the amount of taxes payable by shareholders. A fund may also be unable to terminate or sell derivative positions. The Acquiring Fund may also utilize derivative strategies. There are many circumstances (including additional risks that are not described here) which could prevent the Funds from achieving their investment goals. Shareholders may lose money by investing in the Acquiring Fund.

Please see the answer to question 4 above under "Questions and Answers" for more information comparing the investment goals, principal investment strategies and investment restrictions of the Funds.

INFORMATION ABOUT THE MERGER

  Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Acquired Fund, the Merger is expected to occur on or around [_____], 2005, or such other date as the parties may agree, under the Agreement and Plan of Reorganization. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. Please review Appendix A to this Prospectus/Proxy Statement for more information regarding the Agreement and Plan of Reorganization.

- The Acquired Fund will transfer all of the assets and liabilities to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

- The Merger will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on _________, 2005, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Merger.

- The shares of each class of the Acquiring Fund received by the Acquired Fund will be distributed to the shareholders of the corresponding class of the Acquired Fund pro rata in accordance with their percentage ownership of such class of the shares of the Acquired Fund in full liquidation of the Acquired Fund.

- After the Merger, the Acquired Fund's affairs will be wound up in an orderly fashion and it will be terminated under state law.

- The Merger requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Merger may be terminated at any time with the approval of the Trustees of each of Nations Funds Trust and Trust III.

Shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.

 Shares Shareholders Will Receive

If the Merger occurs, shareholders of Investor A, Investor B, Investor C and Primary A shares of the Acquired Fund will receive shares of Class A, Class B, Class C and Class Z shares, respectively, in the Acquiring Fund. In comparison to the shares that shareholders currently own, the shares that shareholders receive will have the following characteristics:

- They will have an aggregate net asset value equal to the aggregate net asset value of the current shares as of the business day before the closing of the Merger.

- They will bear the same sales charges (including CDSCs, if any) as the current shares to the extent such charges and fees apply.

   For purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, the Acquiring Fund shares will continue to age from the date a shareholder purchased Acquired Fund shares.

- The Acquiring Fund shares will be subject to the same CDSCs upon redemption as the Acquired Fund shares. It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures. Please see Appendix D to this Prospectus/Proxy Statement for more information about the current procedures for purchasing, redeeming and exchanging shares of the Acquiring Fund.

- Shareholders will have voting and other rights generally similar to those they currently have, but as a shareholder of the Acquiring Fund. Please see Appendix F to this Prospectus/Proxy Statement for more information regarding the differences between the rights of shareholders of the Acquiring Fund and those of the Acquired Fund. Appendix F identifies certain differences in voting rights that will result from the Trust Reorganization, including a change from voting rights based on one vote per share to the use of dollar-based voting.

- The account options a shareholder has selected for handling distributions from the Acquired Fund will not change as a result of the Merger.

Information concerning the capitalization of each of the Funds is contained in Appendix C to this Prospectus/Proxy Statement.

  Reasons for the Merger and Trustees' Considerations

The Trustees of Nations Funds Trust, including all independent Trustees of Nations Funds Trust, have determined on behalf of the Acquired Fund that the Merger would be in the best interests of the Acquired Fund's shareholders and that the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Merger, and recommend that the Acquired Fund shareholders vote in favor of the Merger by approving the Agreement and Plan of Reorganization.

Columbia and Banc of America Capital Management, LLC ("BACAP") proposed the Merger to the Trustees of Nations Funds Trust at a meeting held on February 8-9, 2005 because the Merger is expected to create a larger fund with an investment goal and principal investment strategies generally similar to those of the Acquired Fund.

At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things:

1. the Merger as part of a continuing initiative to streamline and improve the offerings of the Columbia and Nations funds family by eliminating overlapping funds and clarifying investor choices;

2. various potential shareholder benefits of the Merger;

3. the current asset level of the Acquired Fund and the combined pro forma asset level of the Acquiring Fund;

4. the historical performance results of the Funds (see "Performance Information" below), although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Merger;

5. the investment objectives and principal investment strategies of the Funds;

6. that the Acquiring Fund is expected to have lower total operating expenses than the Acquired Fund;

7. the anticipated tax-free nature of the exchange of shares in the Merger and other expected U.S. federal income tax consequences of the Merger, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains (see "Federal Income Tax Consequences" below);

8. that the Acquired Fund would bear part of the expenses associated with the Merger; and

9. the potential benefits of the Merger to Columbia Management, BACAP and their affiliates (e.g. the benefit of consolidating resources within Columbia Management and BACAP).

If the Merger is approved by the shareholders of the Acquired Fund, the transactions will combine the Acquired Fund's assets with those of the Acquiring Fund, resulting in a combined portfolio that is significantly larger than the Acquired Fund. Larger mutual funds often have more buying power (for example, they have greater opportunity to purchase round lots of securities) and are better able to diversify their portfolios.

Columbia Management also believes that the Merger helps eliminate overlapping products. Both Funds are intermediate to long fixed income funds. Columbia Management believes that streamlining its product offerings in a particular asset segment will help minimize investor confusion.

 Performance Information

The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 2004, for the Investor A shares of the Acquired Fund and Class A shares of the Acquiring Fund. The tables should give a general idea of how each Fund's return has varied from year to year. The bar charts include the effect of Fund expenses, but not sales charges. Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. AS WITH ALL MUTUAL FUNDS, PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Merger.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

                           ACQUIRED FUND (INVESTOR A)

                           (BAR CHART TO BE INSERTED)

14.99%        2.28%       8.29%      8.16%       -3.29%      11.91%      6.42%      11.21%      1.22%       3.04%
 1995         1996        1997       1998         1999        2000       2001        2002       2003        2004

For period shown in bar chart:
Best quarter: 3rd quarter 2002, 6.27%
Worst quarter: 2nd quarter 2004, -3.07%

                            ACQUIRING FUND (CLASS A)

                           (BAR CHART TO BE INSERTED)

20.41%        0.96%       9.89%      9.11%       -4.29%      12.26%      6.74%      9.32%       2.00%       3.85%
 1995         1996        1997       1998         1999        2000       2001       2002        2003        2004

For period shown in bar chart:
Best quarter: 2nd quarter 1995, 6.84%
Worst quarter: 1st quarter 1996, -3.68%

The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and 10-year or since inception periods ending December 31, 2004, (including applicable sales charges), for Investor A, Investor B, Investor C and Primary A shares of the Acquired Fund and for Class A, B, C and Z shares of the Acquiring Fund. These tables are intended to provide some indication of the risks of investing in the Funds. At the bottom of each table, shareholders can compare the Funds' performance with one or more broad-based market indices.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ACQUIRED FUND [TO BE PROVIDED]

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                                1 YEAR       5 YEARS     10 YEARS
                                                                               ---------    ---------    --------
Investor A (%)
 Return Before Taxes
 Return After Taxes on Distributions
 Return After Taxes on Distributions and Sale of Fund Shares

Investor B (%)
 Return Before Taxes

Investor C (%)
 Return Before Taxes

Primary A (%)
 Return Before Taxes
 Return After Taxes on Distributions
 Return After Taxes on Distributions and Sale of Fund Shares

Lehman Brothers U.S. Government Index (%)(reflects no deductions for fees, expenses or taxes)

ACQUIRING FUND [TO BE PROVIDED]

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                                 1 YEAR       5 YEARS      10 YEARS
                                                                               ----------    --------      --------
Class A (%)
 Return Before Taxes
 Return After Taxes on Distributions
 Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
 Return Before Taxes
 Return After Taxes on Distributions
 Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
 Return Before Taxes                                                                                        (1)
 Return After Taxes on Distributions                                                                        (1)
 Return After Taxes on Distributions and Sale of Fund Shares                                                (1)

Class Z (%)
 Return Before Taxes                                                                           (2)          (2)
 Return After Taxes on Distributions                                                           (2)          (2)
 Return After Taxes on Distributions and Sale of Fund Shares                                   (2)          (2)

Citigroup Index (%)
Lipper Average (%)

(1) Class C is a newer class of shares. Its performance information includes returns of the Acquiring Fund's Class B shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer classes of shares. Class A shares were initially offered on March 30, 1984, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

(2) Class Z is a newer class of shares. Its performance information includes returns of the Acquiring Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

   Federal Income Tax Consequences

The Merger is intended to be a tax-free reorganization. Ropes & Gray LLP will deliver to the Acquiring Fund and the Acquired Fund an opinion, and the closing of the Merger will be conditioned on receipt of such opinion, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

- the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

- under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation;

- under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

- under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares that the Acquired Fund's shareholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

- under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for the Acquiring Fund shares received will be determined by including the holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held the Acquired Fund shares as a capital asset;

- under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

- under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets immediately prior to such exchange;

- under Section 1223(2) of the Code, the Acquiring Fund's holding periods in such assets will include the Acquired Fund's holding periods in such assets; and

- under Section 381 of the Code, the Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, but the use by the Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of the Acquiring Fund) may be subject to limitation under
      Section 383 of the Code.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and Nations Funds Trust. The opinion is not a guarantee that the tax consequences of the Merger will be as described above.

Ropes & Gray LLP will express no view with respect to the effect of the Merger on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Prior to the closing of the Merger, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards), if any, through the closing of the Merger. Such distributions will be taxable to shareholders.

The Acquiring Fund's ability to utilize the pre-Merger losses of the Acquired Fund to offset post-Merger gains of the combined Fund is expected to be limited as a result of the Merger due to the application of loss limitation rules under federal tax law. The effect of this limitation, however, will depend on the amount of losses in each Fund at the time of the Merger. As a result, under certain circumstances, the Acquired Fund shareholders could receive taxable distributions earlier than they would if the Merger were not to have occurred.

This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

THE TRUSTEES OF NATIONS FUNDS TRUST ON BEHALF OF THE ACQUIRED FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION AND THE TERMINATION OF THE ACQUIRED FUND IN ACCORDANCE WITH THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal

Approval of the Merger requires the affirmative vote of holders of the lesser of (1) more than 50% of the Acquired Fund's outstanding shares or (2) 67% or more of the Acquired Fund's shares present at the Meeting, if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy. A vote of shareholders of the Acquiring Fund is not needed to approve the Merger.

                                  III. GENERAL

VOTING INFORMATION

The Board is soliciting proxies from the shareholders of the Acquired Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on September 9, 2005, at Columbia's offices at One Financial Center, Boston, Massachusetts 02111. The Meeting notice, this Prospectus/Proxy Statement and the proxy card are being mailed to shareholders beginning on or about [_____].

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETING

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Fund or by employees or agents of Columbia Management and its affiliated companies. In addition, _____________ _____________, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $ [_____].

Voting Process

Shareholders can vote in any one of the following ways:

      a.    By mail, by filling out and returning the enclosed proxy card;

      b. By phone, fax or Internet (see enclosed proxy card for instructions); or

      c.    In person at the Meeting.

Shareholders who owned shares on the record date, July 7, 2005, are entitled to vote at the Meeting. Shareholders of the Acquired Fund are entitled to cast one vote for each share owned on the record date. If a shareholder chooses to vote by mail or fax and is an individual account owner, please sign exactly as the name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

Costs. The estimated expenses of the Meeting, including the costs of soliciting proxies, and the costs of the Merger to be borne by the Acquired Fund and the Acquiring Fund are approximately $55,930 and $46,407, respectively. Columbia Management is also bearing a portion of the costs of the Merger. This portion to be borne by Columbia Management is in addition to the amounts to be borne by the Funds. In the event that the shareholders of the Acquired Fund do not approve the Agreement and Plan of Reorganization or the Merger does not close for any reason, Columbia will bear the costs of the failed Merger which would otherwise have been borne by the Acquired Fund.

Quorum and Method of Tabulation. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. A shareholder can revoke its proxy by sending a signed, written letter of revocation to the Secretary of the Acquired Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Acquired Fund as tellers for the Meeting (the "Tellers"). Thirty and one-third percentum (33 1/3%) of the shares entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Nations Funds Trust at the Meeting. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of a negative vote on the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Underwriter's Addresses. The address of the Acquired Fund's principal underwriter, BACAP Distributors, LLC, is One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255. The address of the Acquiring Fund's principal underwriter, Columbia Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

Share Ownership. Appendix B to this Prospectus/Proxy Statement lists the total number of shares outstanding as of July 7, 2005, for each class of the Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent of any class of shares of the Acquired Fund, and contains information about the executive officers, Trustees of the Acquired Fund and their shareholdings in the Acquired Fund.

Adjournments; Other Business. If the Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Acquired Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal. They will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

APPENDIX A -- AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 1, 2005, is by and among Nations Funds Trust (the "Trust"), a Delaware business trust, on behalf of Nations Government Securities Fund (the "Acquired Fund") and Columbia Funds Trust III ("Trust III"), on behalf of Columbia Federal Securities Fund (the "Acquiring Fund"), and Columbia Management Advisors, Inc. ("Columbia").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its Investor A shares in exchange for Class A shares of beneficial interest of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Investor B shares in exchange for Class B shares of beneficial interest of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Investor C shares in exchange for Class C shares of beneficial interest of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Primary A shares in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Class Z Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Class Z Acquisition Shares to the Investor A, Investor B, Investor C and Primary A shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Acquired Fund will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); except that expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Class Z Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the Investor A, Investor B, Investor C and Primary A shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Class Z Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and Bylaws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquired Fund, its successors or assigns.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A shareholders of record ("Acquired Fund Class A Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class B shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class C shareholders of record ("Acquired Fund Class C Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its Class Z shareholders of record ("Acquired Fund Class Z Shareholders," and collectively with Acquired Fund Class A Shareholders, Acquired Fund Class B Shareholders and Acquired Fund Class C Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Class Z Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

      1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation, deregistration (if applicable) and termination.

2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Class Z Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on ________________, 2005, or on such other date as the parties may agree. The Closing shall be held at 5:00 p.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "[Name of Custodian], custodian for [Acquiring Fund]."

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by the Acquiring Fund upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the state of Delaware;

            (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

            (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

            (e) To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund as of and for the fiscal year ended March 31, 2005, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since March 31, 2005;

            (g) Since March 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                  (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (h) As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (i) The Acquired Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

            (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C Shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquired Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

            (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

            (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

            (p) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of March 31, 2005, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

            (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

            (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

      4.2 Trust III, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) Trust III is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

            (b) Trust III is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of Trust III and the 1940 Act;

            (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

            (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

            (e) Trust III is not in violation in any material respect of any provisions of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (f) To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the fiscal year ended August 31, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since August 31, 2004;

            (h) Since August 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (i) As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (j) The Acquiring Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

            (k) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A, Class B, Class C and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Investor A, Investor B, Investor C and Primary A shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

            (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquired Fund and Acquiring Fund each hereby covenants and agrees as follows:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

      6.2 The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Acquired Fund, to the following effect:

            (a) Trust III is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of Trust III;

            (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

            (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

            (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its respective obligations hereunder will not, violate Trust III's Declaration of Trust or Bylaws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound;

            (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

            (g) Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (h) Trust III is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (i) To the knowledge of such counsel, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.1   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      7.1 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

      7.2 The Acquiring Fund shall have received a favorable opinion of [Morrison & Foerster LLP/Ropes & Gray LLP], counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

            (a) The Trust is a business trust duly organized and validly existing under the laws of the state of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust;

            (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

            (d) The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its respective obligations hereunder will not, violate the Trust's Declaration of Trust or Bylaws, or any provision of any agreement known to such counsel to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound;

            (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

            (f) Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (h) To the knowledge of such counsel, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of their properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

      7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after March 31, 2005, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2005, and on or prior to the Closing Date.

      7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:

      8.1 This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

      8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Acquired Fund and the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to both parties substantially to the effect that, for federal income tax purposes:

            (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of
                  Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

            (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

            (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

            (e) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

            (f) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

            (g) The aggregate tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

            (h) An Acquired Fund shareholder's holding period for the Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

            (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

      The opinion and the confirming letter will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. Neither the opinion nor the confirming letter is a guarantee that the tax consequences of the Acquisition will be as described above.

      Ropes & Gray LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

      8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9.    BROKERAGE FEES AND EXPENSES.

      9.1 The Acquired Fund and the Acquiring Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to the Acquiring Fund. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be allocated to the Acquired Fund. All of the other expenses of the transactions, including without limitation, accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated equally between the Acquired Fund, and the Acquired Fund. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to the Acquired Fund, 75% of such expenses shall be borne by the Acquired Fund and 25% of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Fund, 75% of such expenses shall be borne by the Acquiring Fund and 25% of such expenses shall be borne by Columbia.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

      10.1 The Acquired Fund and the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11.   TERMINATION.

      11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

            (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

            (c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

            If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2006, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

      11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES.

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund or the Acquiring Fund at One Financial Center, Boston, Massachusetts 02111, Attention:
Secretary.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of such trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

                [The rest of this page intentionally left blank.]

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

                                            NATIONS FUNDS TRUST
                                            on behalf of Nations Government
                                            Securities Fund

                                            By: ___________________________

                                            Name: _________________________

                                            Title: ________________________

                                            COLUMBIA FUNDS TRUST III
                                            on behalf of Columbia Federal
                                            Securities Fund

                                            By: ___________________________

                                            Name:    Christopher L. Wilson

                                            Title:   President

                                            Solely for purposes of Paragraph 9.2
                                            of the Agreement

                                            COLUMBIA MANAGEMENT ADVISORS, INC.

                                            By: ___________________________

                                            Name: _________________________

                                            Title: ________________________

APPENDIX B -- ACQUIRED FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE ACQUIRED FUND

For each class of the Acquired Fund's shares entitled to vote at the meeting, the number of shares outstanding as of July 7, 2005 was as follows:

                                                        NUMBER OF SHARES
                                                            OUTSTANDING
FUND                                     CLASS         AND ENTITLED TO VOTE
----                                   ----------      --------------------
Acquired Fund                          Investor A
                                       Investor B
                                       Investor C
                                       Primary A

OWNERSHIP OF SHARES

As of July 7, 2005, the Acquired Fund believes that, as a group, the Trustees and officers, as the case may be, of the Acquired Fund owned less than one percent of each class of shares of the Acquired Fund. As of July 7, 2005, the following shareholders of record owned five percent or more of the outstanding shares of the noted class of shares of the Acquired Fund:

                                                                                    PERCENTAGE OF
                                                                                  OUTSTANDING SHARES
                                                  NUMBER OF       PERCENTAGE OF        OF CLASS
                                                 OUTSTANDING       OUTSTANDING        OWNED UPON
  FUND               NAME AND ADDRESS OF          SHARES OF         SHARES OF      CONSUMMATION OF
AND CLASS                SHAREHOLDER             CLASS OWNED       CLASS OWNED         MERGER*
---------            -------------------         -----------      ------------    ------------------
ACQUIRED FUND
  Investor A

  Investor B

  Investor C

  Primary A

-----------
* Percentage owned assuming completion of the Merger on [_____].

APPENDIX C -- CAPITALIZATION

The following table shows on an unaudited basis the capitalization of the Nations Government Securities Fund and the Columbia Federal Securities Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Government Securities Fund by the Columbia Federal Securities Fund at net asset value as of that date:

                                                                                                         COLUMBIA
                                                         COLUMBIA                                   FEDERAL SECURITIES
                                   NATIONS          FEDERAL SECURITIES                                     FUND
                                 GOVERNMENT                 FUND              PRO FORMA                 PRO FORMA
                               SECURITIES FUND       (ACQUIRING FUND)        ADJUSTMENTS               COMBINED(1)
                               ---------------      ------------------       ------------           ------------------
CLASS A
Net asset value                  $          -          $ 783,900,037         $ 39,893,697 (2)(3)       $ 823,793,734
Shares outstanding                          -             73,312,913            3,735,648 (3)             77,048,561
Net asset value per share        $          -          $       10.69                                   $       10.69

CLASS B
Net asset value                  $          -          $  76,108,662         $ 32,950,159 (2)(4)       $ 109,058,821
Shares outstanding                          -              7,117,938            3,082,701 (4)             10,200,639
Net asset value per share        $          -          $       10.69                                   $       10.69

CLASS C
Net asset value                  $          -          $   9,115,246         $ 1,178,160 (2)(5)        $  10,293,406
Shares outstanding                          -                852,487              110,255 (5)                962,742
Net asset value per share        $          -          $       10.69                                   $       10.69

CLASS Z
Net asset value                  $          -          $  31,817,855         $ 86,776,920 (2)(6)       $ 118,594,775
Shares outstanding                          -              2,975,713            8,117,732 (6)             11,093,445
Net asset value per share        $          -          $       10.69                                   $       10.69

INVESTOR A (7)
Net asset value                  $ 39,947,961          $           -         $(39,947,961)             $           -
Shares outstanding                  3,778,654                      -           (3,778,654)                         -
Net asset value per share        $      10.57          $           -                                   $           -

INVESTOR B (7)
Net asset value                  $ 32,965,538          $           -         $(32,965,538)             $           -
Shares outstanding                  3,113,737                      -           (3,113,737)                         -
Net asset value per share        $      10.59          $           -                                   $           -

INVESTOR C (7)
Net asset value                  $  1,179,040          $           -         $ (1,179,040)             $           -
Shares outstanding                    111,691                      -             (111,691)                         -
Net asset value per share        $      10.56          $           -                                   $           -

PRIMARY A (7)
Net asset value                  $ 86,808,734          $           -         $(86,808,734)             $           -
Shares outstanding                  8,199,699                      -           (8,199,699)                         -
Net asset value per share        $      10.59          $           -                                   $           -

(1) Assumes the Acquisition was consummated on April 29, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Columbia Federal Securities Fund will be received by the shareholders of the Nations Government Securities Fund on the date the Acquisition takes place, and the foregoing should not be relied upon reflect the number of shares of the Columbia Federal Securities Fund that actually will be received on or after such date.

(2) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $55,930 and $46,407 to be borne by Nations Government Securities Fund and Columbia Federal Securities Fund, respectively.

(3) Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Acquisition.

(4) Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Acquisition.

(5) Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Acquisition.

(6) Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Acquisition.

(7) Investor A, B, C and Primary A shares of Nations Government Securities Fund are exchanged for Class A, B, C and Z shares of Columbia Federal Securities Fund based on the net asset value per share of Columbia Federal Securities Fund's Class A, B, C and Z, respectively, at the time of the merger.

APPENDIX D -- INFORMATION APPLICABLE TO THE ACQUIRING FUND

HOW TO BUY SHARES

CLASS A, B AND C SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS FOR CLASS A, B AND C SHARES
Initial Investment                                              $   1,000
Subsequent Investments                                          $      50
Automatic Investment Plan                                       $      50
Retirement Plan                                                 $      25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

ELIGIBLE INVESTORS FOR CLASS Z SHARES

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES

Outlined below are the various options for buying shares:

METHOD                                      INSTRUCTIONS
-------------------    ---------------------------------------------------------
Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf. To receive
                       the current trading day's price, your financial advisor
                       must receive your request prior to the close of regular
                       trading on the New York Stock Exchange (NYSE), usually
                       4:00 p.m. Eastern Time. Your financial advisor may charge
                       you fees for executing the purchase for you.

By check (new          For new accounts, send a completed application and check
account)               made payable to the Fund and mail to the transfer agent,
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston,
                       MA02266-8081.

By check (existing     For existing accounts, fill out and return the additional
account)               investment stub included in your account statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.

By exchange            You or your financial advisor may acquire shares of the
                       Fund for your account by exchanging shares you own in a
                       different fund distributed by Columbia Funds Distributor,
                       Inc. for shares of the same class (and, in some cases,
                       certain other classes) of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a
                       money market fund. To exchange by telephone, call
                       1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and
                       be considered in "good form." You must set up this
                       feature prior to your telephone request. Be sure to
                       complete the appropriate section of the application.

Automatic              You may make monthly or quarterly investments
investment plan        automatically from your bank account to your Fund
                       account. You may select a pre-authorized amount to be
                       sent via electronic funds transfer. Be sure to complete
                       the appropriate section of the application for this
                       feature.

Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another Fund for
                       shares of the same class of the Fund at no additional
                       cost. Exchanges will continue so long as your Fund
                       balance is sufficient to complete the transfers. You may
                       terminate your program or change the amount of the
                       exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate
                       section of the account application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no
                       additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

CHOOSING A SHARE CLASS

The Fund offers Class A, B, C and Z shares in this Prospectus/Proxy Statement.

Each of Class A, Class B and Class C shares has its own sales charge and expense structure. Determining which of Class A, Class B or Class C shares is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers Class Z shares in this Prospectus/Proxy Statement, which are available exclusively to certain institutional and other investors. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES FOR CLASS A, B AND C SHARES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES. Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                             AS A % OF     AS A % OF     % OF OFFERING
                                            THE PUBLIC       YOUR      PRICE RETAINED BY
AMOUNT PURCHASED                          OFFERING PRICE  INVESTMENT   FINANCIAL ADVISOR
----------------                          --------------  ----------   -----------------
Less than $50,000                              4.75          4.99            4.25
$50,000 to less than $100,000                  4.50          4.71            4.00
$100,000 to less than $250,000                 3.50          3.63            3.00
$250,000 to less than $500,000                 2.50          2.56            2.00
$500,000 to less than $1,000,000               2.00          2.04            1.75
$1,000,000 or more                             0.00          0.00            0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                         COMMISSION %
----------------                         ------------
Less than $3 million                         1.00
$3 million to less than $5 million           0.80
$5 million to less than $25 million          0.50
$25 million or more                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION. The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares" current public offering price.

STATEMENT OF INTENT. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the

Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

-     Individual accounts

-     Joint accounts

-     Certain IRA accounts

-     Certain trusts

-     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES. Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE      SHARES ARE SOLD
-----------------------------    -----------------
Through first year                     5.00
Through second year                    4.00
Through third year                     3.00
Through fourth year                    3.00
Through fifth year                     2.00
Through sixth year                     1.00
Longer than six years                  0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
-----------------------------     ---------------
Through first year                      3.00
Through second year                     2.00
Through third year                      1.00
Longer than three years                 0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
-----------------------------     ---------------
Through first year                      3.00
Through second year                     2.00
Through third year                      1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your Fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES. Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE    SHARES ARE SOLD
-----------------------------    ---------------
Through first year                   1.00
Longer than one year                 0.00

CLASS Z SHARES. Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a CDSC.

HOW TO EXCHANGE SHARES

Trust shares may not be exchanged for shares of any other fund distributed by Columbia Funds Distributor, Inc. You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

METHOD                                      INSTRUCTIONS
-----------------      -------------------------------------------------------
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern Time. Your financial advisor may charge you fees
                       for executing a redemption for you.

By exchange            You or your financial advisor may sell shares of the Fund
                       by exchanging from the Fund into the same share class
                       (and, in some cases, certain other classes) of another
                       fund distributed by Columbia Funds Distributor, Inc. at
                       no additional cost. To exchange by telephone,
                       call1-800-422-3737.

By telephone           You or your financial advisor may sell shares of the Fund
                       by telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee
                       Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check writing       You may sell shares of the Fund by check writing. The
                       check must be at least $500 and no more than $100,000.
                       You will continue to earn dividends on shares until the
                       check is presented to the bank for payment. When the
                       check is presented to the bank a sufficient number of
                       full and fractional shares will be sold at the next
                       determined net asset value to cover the amount of the
                       check. Certificate shares may not be sold by check
                       writing. Check writing is available only for Class A
                       shares. Be sure to complete the appropriate section of
                       the account application for this feature.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        withdrawal plan percentage of your account on a monthly,
                       quarterly or semi-annual basis and have the proceeds sent
                       to you if your account balance is at least $5,000. This
                       feature is not available if you hold your shares in
                       certificate form. All dividend and capital gains
                       distributions must

                       be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received
                       by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of
                       the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia fund followed by a redemption, of any amount, by any means out of the same Columbia fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account - Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION. In addition to the commissions specified in this Prospectus/Proxy Statement, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the Funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment adviser, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED. The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell fund shares. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES. Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES. The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends                 Represents interest and dividends earned from
                          securities held by the Fund, net of expenses incurred
                          by the Fund.

Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

UNDERSTANDING FUND DISTRIBUTIONS. The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DISTRIBUTION OPTIONS. The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES. Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Under the Columbia Gift Plan, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISER

Columbia Management, located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment adviser. The investment adviser is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment adviser, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment adviser, has been an investment adviser since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGER

ANN T. PETERSON, a senior vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia Management or its predecessors.

LITIGATION MATTERS

On March 15, 2004, Columbia Management and Columbia Funds Distributor entered into agreements in principle with the staff of the SEC and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia Management entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia Management's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant. The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and Bank of America Capital Management Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

Since February 2004, Columbia, Columbia Management, CFD and other Columbia-affiliated entities have been named as defendants in eleven civil lawsuits(1) filed in New York and Massachusetts that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits were commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of funds in the Fund Complex during specified periods or as derivative actions on behalf of funds in the Fund Complex. The lawsuits allege, among other things, that the defendants allowed the market timing and late trading of funds in the Fund Complex. The plaintiffs seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and removal of the Trustees of the Funds named in the complaint and replacing them with independent trustees. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was filed on September 29, 2004 in the United States District Court for the

-----------------
(1) Dukes, et al. v. Columbia Acorn Fund, et al., (D. Mass. Feb. 13, 2004); Wick, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Mar. 1,
2004); McKenna, et al. v. Columbia Acorn Fund, et al., (S.D.N.Y. Feb. 18, 2004); AB Medical Equipment Corp., et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Feb. 20, 2004); Ehrlich, et al. v. Columbia Acorn Fund, et al., (D. Mass. Mar. 1, 2004); Caprio, et al. v. Columbia Acorn Fund, et al., (D. Mass. Mar. 29, 2004); Simmonds, et al. v. Columbia Acorn Fund, et al., (S.D.N.Y. Mar. 9, 2004); Armetta v. FleetBoston Financial Corporation, et al., (D. Mass. Mar. 19, 2004); Segel, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Mar. 23, 2004); Beardsley, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Mar. 18, 2004); Slaybe, et al. v. Columbia Management Advisers, Inc., (D. Mass. Mar. 16, 2004).

District of Maryland and names the open-end Columbia Funds, collectively, as nominal defendants. Additionally, each person serving as a Trustee of the Funds is named as a defendant in the consolidated amended fund derivative complain in each person's capacity as a trustee of the open-end Columbia Funds.

On March 2, 2005, four civil revenue sharing lawsuits,(1) all filed in the District Court for the District of Massachusetts during August and September of 2004 were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). The complaints allege, among other things, that various mutual funds advised by Columbia Management, Columbia Wanger Asset Management, L.P. and their affiliates inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers without fully disclosing such arrangements to shareholders, and charged excessive 12b-1 fees. The plaintiffs seek, among other things, compensatory damages, punitive damages, rescission of contracts and restitution. The complaints in the four actions name Columbia, Columbia Management, and CFD as defendants and several Columbia Funds as nominal defendants.

DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Acquiring Fund, including investment advisory fees and other Acquiring Fund costs, on the Acquiring Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Acquiring Fund assuming a 5% return each year. The chart also assumes that the annual expense ratios stay the same throughout the 10-year period. The fee and expense information shown also assumes that all dividends and distributions are reinvested in the Acquiring Fund. The chart does not take into account any CDSC. The annual expense ratio used for the Acquiring Fund, which is the same as that stated in the Annual Fund Operating Expenses tables above, and is net of any fee waiver or expense reimbursement.

                 AMOUNT     SALES   BEGINNING    NET     ENDING   ANNUAL FEES AND   AGGREGATE
                INVESTED     LOAD     VALUE    INCREASE  VALUE    EXPENSES(*)(**)   EXPENSES
                --------    -----   ---------  --------  ------   ---------------   ---------
YEAR             10,000
1
2
3
4
5
6
7
8
9
10

(*) Annual Fees and Expenses are approximate and assume that the investor held shares of the Acquiring Fund for the entire 10-year period. Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(**) The year one Annual Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the Acquiring Fund.

-------------
(1) Cohen, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Aug. 2, 2004); Osburn, et al. v. FleetBoston FinancialCorporation, et al., (D. Mass. Aug. 10, 2004); Slicker, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Aug. 11, 2004); Simmonds, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Sept. 8, 2004).

APPENDIX E -- FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND

The financial highlights table below is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, other than the unaudited information for the six months ended February 28, 2005, is included in the Fund's financial statements which, have been audited by PricewaterhouseCoopers LLP, an Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Selected data for a share outstanding throughout each period is as follows:

                                                   (Unaudited)
                                                Six Months Ended                 YEAR ENDED AUGUST 31,
                                                   February 28,                  ---------------------
CLASS A SHARES                                       2005          2004           2003          2002           2001         2000
--------------                                      -------      ---------      -------        -------       -------       -------
Net asset value - Beginning of period ($)            $10.75        10.60          10.88        10.61          10.02         10.14
                                                    -------        -------      ---------      -------        -------       -------
Income from investment operations:
  Net investment income (loss)                         0.21(a)      0.44(a)        0.41         0.51(a)(b)     0.60(a)       0.74(c)
  Net realized and unrealized gain (loss) on
    investments and futures contracts                 (0.09)        0.13          (0.24)        0.32(b)        0.58         (0.14)
                                                    -------      ---------      -------        -------       -------        -------
    Total from investment operations                   0.12         0.57           0.17         0.83           1.18          0.60
                                                    -------      ---------      -------        -------       -------        -------
Less distributions declared to shareholders:
  From net investment income                          (0.22)       (0.42)         (0.45)       (0.56)         (0.59)        (0.68)
  In excess of net investment income                     --           --             --           --             --         (0.03)
  Return of capital                                      --           --             --           --             --         (0.01)
                                                    -------      ---------      -------        -------       -------        -------
    Total distributions declared to shareholders      (0.22)       (0.42)         (0.45)       (0.56)         (0.59)        (0.72)
                                                    -------      ---------      -------        -------       -------        -------
Net asset value - End of period ($)                   10.65        10.75          10.60        10.88          10.61         10.02
                                                    -------      ---------      -------        -------       -------        -------
Total return(%)(d)                                     1.09%(e)     5.49           1.52         8.05          12.12          6.23
                                                    -------      ---------      -------        -------       -------        -------
Ratios to average net assets/ Supplemental
  data (%):
  Expenses(f)                                          1.11%(g)     1.16           1.25         1.21           1.15          1.17
  Net investment income(loss)(f)                       3.94%(g)     4.11           3.30         4.77(b)        5.82          6.87
  Portfolio turnover rate(%)                             75%(e)       93             61           94            229            96
  Net assets - End of period (000's)($)             797,728      853,801      1,004,181      567,270        577,809       582,535
                                                    -------      ---------      -------        -------       -------      ---------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.77%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                        (Unaudited)
                                      Six Months Ended                         YEAR ENDED AUGUST 31,
                                         February 28,                          ---------------------
CLASS B SHARES                              2005             2004              2003             2002           2001          2000
--------------                             -------         ---------          -------          -------         -------      -------
Net asset value - Beginning of
  period ($)                                 10.75            10.60            10.88            10.61            10.02      10.14
                                            ------          -------           ------           ------          -------      ------

Income from investment operations:
  Net investment loss                         0.17(a)          0.36(a)          0.31             0.43(a)(b)       0.52(a)    0.67(c)
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts                    (0.09)            0.13            (0.22)            0.32(b)          0.59      (0.14)
                                            ------          -------           ------           ------          -------      ------
    Total from investment operations          0.08             0.49             0.09             0.75             1.11       0.53
                                            ------          -------           ------           ------          -------      ------
Less distributions declared to
  shareholders:
  From net investment income                 (0.18)           (0.34)           (0.37)           (0.48)           (0.52)      (0.61)
  In excess of net investment income            --               --               --               --               --       (0.03)
  Return of Capital                             --               --               --               --               --       (0.01)
                                            ------          -------           ------           ------          -------      ------
Total Distributions Declared to
Shareholders                                 (0.18)           (0.34)           (0.37)           (0.48)           (0.52)      (0.65)
                                            ------          -------           ------           ------          -------      ------
Net asset value - End of period ($)          10.65            10.75            10.60            10.88            10.61       10.02
                                            ------          -------           ------           ------          -------      ------
Total return(%)(d)                            0.72%(e)         4.71             0.76             7.25            11.32        5.44
                                            ------          -------           ------           ------          -------      ------
Ratios to average net
  assets/Supplemental data (%):
  Expenses (f)                                1.86%(g)         1.91             2.00             1.96             1.90        1.92
  Net investment income (loss)(f)             3.19%(g)         3.41             2.56             4.02(b)          5.07        6.12
Portfolio turnover rate                         75%(e)           93               61               94              229          96
Net assets - End of period (000's)($)       80,332           96,527          143,880           82,701           55,365      53,765
                                            ------          -------           ------           ------          -------      ------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.20% to 4.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                       (Unaudited)
                                     Six Months Ended                        YEAR ENDED AUGUST 31,
                                       February 28,                         ----------------------
CLASS C SHARES                             2005            2004          2003             2002             2001            2000
--------------                            ------          ------       -------           ------           ------          ------
Net asset value - Beginning of
  period ($)                              $10.75           10.60         10.88            10.61            10.02           10.14
                                          ------          ------        ------           ------            -----           -----
Income from investment
  operations:
Net investment loss                         0.18(a)         0.38(a)       0.32             0.44(a)(b)       0.54(a)         0.68(c)
Net realized and unrealized
  gain (loss) on investments
  and futures contracts                    (0.09)           0.13         (0.22)            0.32(b)          0.58           (0.14)
                                          ------          ------        ------           ------            -----           -----
 Total from investment
   operations                               0.09            0.51          0.10             0.76             1.12            0.54
                                          ------          ------        ------           ------            -----           -----
Less distributions declared to
  shareholders:
  From net investment income               (0.19)          (0.38)        (0.37)           (0.49)           (0.53)          (0.62)
  In excess of net investment
  income                                      --              --            --               --               --           (0.03)
  Return of Capital                           --              --            --               --               --           (0.01)
                                          ------          ------        ------           ------            -----           -----
 Total Distributions Declared to
  Shareholders                             (0.19)          (0.38)        (0.33)           (0.49)           (0.53)          (0.66)
                                          ------          ------        ------           ------            -----           -----
Net asset value - End of period ($)       $10.65           10.75         10.60            10.88            10.61           10.02
                                          ------          ------        ------           ------            -----           -----
Total return (%)(d)(e)                      0.79%(f)        4.86          0.91             7.41            11.47            5.60
                                          ------          ------        ------           ------            -----           -----
Ratios to average net
  assets/Supplemental data (%):
 Expenses (g)                               1.71%(h)        1.76          1.85             1.81             1.75            1.77
 Net investment income (loss) (g)           3.34%(h)        3.60          2.76             4.17(b)          5.22            6.27
Waiver/reimbursement                        0.15%(h)        0.15%         0.15%            0.15%            0.15%           0.15%
Portfolio turnover rate (%)                   75%(f)          93            61               94              229              96
Net assets, end of period (000's)(%)      $9,672          10,630        18,934           10,686            6,347           3,519
                                          ------          ------        ------           ------            -----           -----

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.35% to 4.17%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the distributor not waived a portion of expenses, total return would have been reduced.

(f)    Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)    Annualized.


                                        (Unaudited)
                                      Six Months Ended                         YEAR ENDED AUGUST 31,
                                        February 28,                           ---------------------
CLASS Z SHARES                              2005            2004           2003          2002             2001            2000
--------------                             ------          ------        -------        ------           ------          -----
Net asset value - Beginning of
  period ($)                               $10.75           10.60          10.88         10.61            10.02           10.14
                                           ------          ------          -----         -----            -----           -----
Income from investment operations:
 Net investment income                       0.22(a)         0.46(a)        0.40          0.54(a)(b)       0.63(a)         0.77(c)
 Net realized and unrealized gain
   (loss) on investments and
   futures contracts                        (0.09)           0.14          (0.20)         0.31(b)          0.58           (0.14)
                                           ------          ------          -----         -----            -----           -----
  Total from investment operations           0.13            0.60           0.20          0.85             1.21            0.63
                                           ------          ------          -----         -----            -----           -----
Less distributions declared to
  shareholders:
 From net investment income                 (0.23)          (0.45)         (0.48)        (0.58)           (0.62)          (0.71)
 In excess of net investment income            --              --             --            --               --           (0.03)
 Return of capital                             --              --             --            --               --           (0.01)
                                           ------          ------          -----         -----            -----           -----
Total distributions declared to
 shareholders                               (0.23)          (0.45)         (0.48)        (0.58)           (0.62)          (0.75)
                                           ------          ------          -----         -----            -----           -----
Net asset value - End of period ($)        $10.65           10.75          10.60         10.88            10.61           10.02
                                           ------          ------          -----         -----            -----           -----
Total return (%)(d)                         1.21%(e)         5.75           1.77          8.32            12.39            6.50
                                           ------          ------          -----         -----            -----           -----
Ratios to average net
  assets/Supplemental data (%):
 Expenses(f)                                0.86%(g)         0.91           1.00          0.96             0.90            0.92
 Net investment income (loss)(f)            4.19%(g)         4.30           3.47          5.02             6.07            7.12
Portfolio turnover rate (%)                   75%(c)           93             61            94              229              96
Net assets - End of period (000's) ($)    $38,821          29,848          9.857           657               13               1
                                          -------          ------          -----         -----            -----           -----

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.20% to 5.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

APPENDIX F -- COMPARISON OF ORGANIZATIONAL DOCUMENTS

As a series of Nations Funds Trust, the Acquired Fund is subject to the provisions of Nations Funds Trust's agreement and declaration of trust and bylaws, as well as Delaware law. As a series of Trust III, the Acquiring Fund is subject to the provisions of Trust III's agreement and declaration of trust and bylaws, as well as Massachusetts law. If, as is expected, the Acquiring Fund is reorganized as a newly-formed series of Columbia Funds Trust IX, then the Acquiring Fund will be subject to the provisions of Columbia Funds Trust IX's agreement and declaration of trust and bylaws, as amended and restated effective [August 1, 2005], as well as Massachusetts law. The following chart compares the organizational documents of the Acquired Fund (left column) with the organizational documents of the Acquiring Fund as currently in effect (middle column) and with the organizational documents of the Acquiring Fund if the proposal to reorganize the Acquiring Fund is approved (right column).

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
SHAREHOLDER            A shareholder or former         A shareholder or former         A shareholder or former
LIABILITY:             shareholder held to be          shareholder held to be          shareholder held to be
                       personally liable solely by     personally liable solely by     personally liable solely by
                       reason of his or her being or   reason of his or her being or   reason of his or her being or
                       having been a shareholder and   having been a shareholder and   having been a shareholder and
                       not because of his or her       not because of his or her       not because of his or her
                       acts or omissions or for some   acts or omissions or for some   acts or omissions or for some
                       other reason is entitled out    other reason is entitled out    other reason is entitled out
                       of the assets of the Trust to   of the assets of the series     of the assets of the series
                       be held harmless from and       of which he or she is a         (or attributable to the
                       indemnified against all loss    shareholder or former           class) of which he or she is
                       and expense arising from such   shareholder to be held          a shareholder or former
                       liability.                      harmless from and indemnified   shareholder to be held
                                                       against all loss and expense    harmless from and indemnified
                                                       arising from such liability.    against all loss and expense
                                                                                       arising from such liability.

                       No recital requirement.         Every note, bond, contract,     Every note, bond, contract,
                                                       instrument, certificate or      instrument, certificate or
                                                       undertaking made or issued by   undertaking made or issued by
                                                       any Trustees or Trustee or by   any Trustees or Trustee or by
                                                       any officers or officer must    any officers or officer must
                                                       recite that the same was        recite that the same was
                                                       executed or made by or on       executed or made by or on
                                                       behalf of the Trust and that    behalf of the Trust and that
                                                       obligations of such             obligations of such
                                                       instrument are not binding on   instrument are not binding on
                                                       any of them or shareholders     any of them or shareholders
                                                       individually.                   individually.

SHAREHOLDER VOTING     Shareholders have only the      Shareholders have the power     Shareholders have the power
RIGHTS:                voting powers expressly         to vote only (i) for the        to vote only (i) for the
                       granted under Delaware law as   election or removal of          election or, to the extent
                       applicable to business trusts   Trustees; (ii) with respect     required by law,  removal of
                       or the 1940 Act and with        to any investment adviser;      Trustees; (ii) with respect
                       respect to matters deemed       (iii) with respect to any       to any termination, by the
                       desirable and as authorized     termination, by the             shareholders, of the Trust or
                       by the Board of Trustees.       shareholders, of the Trust or   series or class of the Trust;
                                                       series or class of the Trust;   (iii) with respect to
                                                       (iv) with respect to any        derivative actions (iv) with
                                                       amendment, by the Trustees      respect to any other matters
                                                       that requires shareholder       required by law, the
                                                       authorization; (v) with         organizational documents or
                                                       respect to derivative actions   deemed desirable by the Board
                                                       similar to a Massachusetts      of Trustees.
                                                       corporation; and (vi) with
                                                       respect to any other matters
                                                       required by law, the
                                                       organizational documents, or
                                                       deemed desirable by the Board
                                                       of Trustees.

                       No demand requirement.          No demand requirement.          No shareholder may bring a

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
                                                                                       derivative claim without
                                                                                       first requesting the Trustees
                                                                                       to bring or maintain such
                                                                                       action, proceeding or claim.
                                                                                       Such demand shall be excused
                                                                                       only when the plaintiff makes
                                                                                       a specific showing that
                                                                                       irreparable injury to the
                                                                                       Trust or series would
                                                                                       otherwise result.






                       On a record date, each          On a record date, each          Each whole share (or
                       outstanding share or            outstanding share or            fractional share) outstanding
                       fractional share is entitled    fractional share is entitled    on the record date is
                       to one vote or a proportional   to one vote or a proportional   entitled to a number of votes
                       fractional vote.                fractional vote.                on any matter which it is
                                                                                       entitled to vote equal to the net
                                                                                       asset value of the share (or fractional
                                                                                       share) in U.S. dollars determined at
                                                                                       the close of business on the record date
                                                                                       (for example, a share having a net asset
                                                                                       value of $10.50 would be entitled to
                                                                                       10.5 votes).

SHAREHOLDER MEETINGS:  Shareholders have no specific   Shareholders have no specific   Shareholders have no specific
                       right to call meetings except   right to call meetings,         right to call meetings,
                       special meetings to remove      except as may be required by    except as may be required by
                       Trustees, and then only if      applicable law, including the   applicable law, including the
                       and to the extent that the      Investment Company Act of       Investment Company Act of
                       SEC takes the position by       1940.                           1940.
                       rule, interpretive or other
                       public release, or by
                       no-action letter, that
                       Section 16(c) of the 1940 Act
                       gives them such right.

SHAREHOLDER QUORUM:    33 1/3% of the shares           30% of the shares entitled to   30% of the shares entitled to
                       entitled to vote at the         vote at the meeting except      vote at the meeting except
                       meeting, except when a larger   when a larger quorum is         when a larger quorum is
                       quorum is required by           required by applicable law or   required by applicable law or
                       applicable law or the           the Declaration of Trust.       the Declaration of Trust.
                       Declaration of Trust.

SHAREHOLDER CONSENT:   Shareholder action may be       Shareholder action may be       Shareholder action may be
                       taken without a meeting if a    taken without a meeting if a    taken without a meeting if a
                       majority of the  shareholders   majority of the  shareholders   majority of the  shareholders
                       entitled to vote on the         entitled to vote on the         entitled to vote on the
                       matter consent in writing and   matter consent in writing and   matter consent in writing and
                       such written consents are       such written consents are       such written consents are
                       filed with the records of the   filed with the records of the   filed with the records of the
                       meetings of shareholders.       meetings of shareholders.       meetings of shareholders.

NOTICE TO              Notice of shareholder           Written notice of shareholder   Notice of shareholder
SHAREHOLDERS:          meetings is to be mailed,       meetings must be given not      meetings is to be mailed,
                       postage prepaid, or sent by     less than seven days in         postage prepaid, or sent by
                       facsimile or other electronic   advance.                        facsimile or other electronic
                       submission between 7-120 days                                   submission not less than
                       before the meeting.  Notice                                     seven days before the date of
                       may also be given personally                                    such meeting.
                       or by telephone

                       Notice shall specify the        Notice is not expressly         Notice is not expressly
                       general nature of the           required to include the         required to include the
                       business to be transacted       purpose for which the meeting   purpose for which the meeting
                                                       is called.                      is called.

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
SHAREHOLDER PROXIES:   Shareholders may put a proxy    Shareholders may put a proxy    Shareholders may put a proxy
                       in place for a duration of up   in place for a duration of up   in place for a duration of up
                       to eleven months unless         to six months.                  to six months.
                       otherwise provided in the
                       proxy.

TRUSTEES' POWER TO     The Declaration of Trust may    The Declaration of Trust may    The Declaration of Trust may
AMEND DECLARATION OF   be amended by the Trustees      be amended at any time by an    be amended at any time by an
TRUST:                 without shareholder approval    instrument in writing signed    instrument in writing signed
                       unless expressly required by    by a majority of the then       by a majority of the then
                       the 1940 Act or Delaware law    Trustees when authorized so     Trustees, provided that, for
                       or submitted to shareholders    to do by vote of a majority     non-ministerial amendments,
                       at the Trustee's discretion.    of the shares entitled to       notice is mailed to
                       Notice must be given to all     vote with respect to such       shareholders upon the same
                       shareholders who purchase       amendment, except that          day such amendment is
                       shares that the Declaration     shareholder authorization is    effective.
                       of Trust may be so amended.     not required for amendments
                                                       to change the name of the
                                                       Trust, supply any
                                                       omission, cure any
                                                       ambiguity or cure,
                                                       correct or supplement any
                                                       defective or inconsistent
                                                       provision.

TERMINATION OF TRUST   To the extent the 1940 Act      Shareholders have the right     Shareholders have the right
OR SERIES OF TRUST     expressly grants shareholders   to terminate the Trust, or      to terminate the Trust, or
(LIQUIDATION):         the power to vote on such       series or class, upon           series or class, upon
                       terminations, the Trust or      approval of at least 66 2/3%    approval of at least 66 2/3%
                       any series thereof may be       of the outstanding shares of    of the outstanding shares of
                       terminated by a majority of     the Trust or the affected       the Trust or the affected
                       the outstanding shares of the   series or class.                series or class.
                       Trust or the affected series.

                       Trustees may terminate the      Trustees may terminate the      Trustees may terminate the
                       Trust, or any series thereof,   Trust or series without         Trust, or any series or
                       without shareholder approval    shareholder approval by         class, without shareholder
                       by written notice to            written notice to the           approval by written notice to
                       shareholders, unless the 1940   shareholders.                   shareholders.
                       Act expressly grants
                       shareholders the right to
                       vote on such terminations.

MERGER OR              The Declaration of Trust        Shareholders have no express    The Declaration of Trust
CONSOLIDATION OF       provides that a                 right under the Declaration     provides that a
TRUST OR SERIES OF     consolidation, merger or        of Trust to vote on mergers     consolidation, merger or
TRUST:                 transfer may be authorized by   or consolidations.              transfer may be authorized by
                       the Board of Trustees without                                   vote of a majority of the
                       shareholder approval with                                       Trustees then in office
                       written notice to the                                           without shareholder approval,
                       shareholders, except to the                                     unless otherwise required by
                       extent the 1940 Act expressly                                   law.
                       grants shareholders the power
                       to vote on such transactions.

REMOVAL OF TRUSTEES:   A Trustee may be removed with   Trustee may be removed, with    A Trustee may be removed,
                       or without cause by a written   or without cause, by (i) a      with or without cause, by a
                       instrument signed by at least   majority of Trustees then in    majority of Trustees then in
                       two-thirds of the other         office or (ii) by a vote of     office.
                       Trustees specifying the         two-thirds of the holders of
                       effective date of removal;      outstanding shares, with, at
                       however, a Trustee who          a meeting called for the
                       requests to be retired, or      purpose.
                       who has become physically or
                       mentally incapacitated or is
                       otherwise unable to serve
                       fully may be retired by
                       written instrument signed by
                       a majority

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
                       of the other Trustees
                       specifying the effective date
                       of removal.

TRUSTEE COMMITTEES:    A committee formed has the      Not limited.                    Not limited.
                       authority of the Board of
                       Trustees except with respect
                       to: approving any action
                       which, under applicable law,
                       requires shareholder approval
                       or Board approval; filling
                       vacancies on the board or any
                       committees; fixing
                       compensation of the Trustees
                       for serving on the Board or
                       any committee; amending or
                       repealing the Declaration of
                       Trust; amending or repealing
                       any Board resolution that by
                       its terms is not amendable or
                       repealable; and appointing
                       any other committee or
                       committee members.


TRUSTEE LIABILITY:     Trustees are not personally     Trustees are not personally     Trustees are not personally
                       liable for claims against the   liable for claims against the   liable for claims against the
                       Trust or for any neglect or     Trust or for any neglect or     Trust or for any neglect or
                       wrongdoing of any officer,      wrongdoing of any officer,      wrongdoing of any officer,
                       agent, employee, investment     agent, employee, investment     agent, employee, investment
                       adviser, or principal           adviser, or principal           adviser, or principal
                       underwriter of the Trust.       underwriter of the Trust.       underwriter of the Trust.
                       Each Trustee is not             Each Trustee is not             Each Trustee is not
                       responsible for the act or      responsible for the act or      responsible for the act or
                       omission of any other Trustee   omission of any other Trustee   omission of any other Trustee
                       and may be liable only by       and may be liable only by       and may be liable only by
                       reason of willful               reason of willful               reason of willful
                       misfeasance, bad faith, gross   misfeasance, bad faith, gross   misfeasance, bad faith, gross
                       negligence or reckless          negligence or reckless          negligence or reckless
                       disregard of the duties         disregard of the duties         disregard of the duties
                       involved in the conduct of      involved in the conduct of      involved in the conduct of
                       his office; personal benefit    his office.                     his office.
                       being improperly received,
                       whether or not benefit
                       resulted from an action taken
                       in the person's official
                       capacity; breach of a duty to
                       the Trust, unless as the
                       result of certain disabling
                       conduct.

TRUSTEE                In actions other than by the    The Declaration of Trust        The Bylaws state that the
INDEMNIFICATION:       Trust, the Declaration of       states that the Trust will      Trust will indemnify each of
                       Trust states that the Trust     indemnify each of its           its Trustees and officers who
                       indemnifies each person who     Trustees and officers against   are not employees or officers
                       is or has been a Trustee,       all liabilities and expenses,   of any investment adviser to
                       officer, employee or other      including amounts paid in       the Trust or any affiliated
                       agent of the Trust against      satisfaction of judgments, in   person thereof and may
                       all amounts actually and        compromise, as fines and        indemnify each of its
                       reasonably incurred in          penalties, and as counsel       officers who are employees or
                       connection with proceedings     fees, reasonably incurred by    officers of any investment
                       as a result of the person       such person while in office     adviser to the Trust or any
                       being a Trustee, officer,       or thereafter, by reason of     affiliated person thereof
                       employee or agent of the        the indemnified person's        against all liabilities and
                       Trust if the person acted in    service as a Trustee or         expenses, including amounts
                       good faith and reasonably       officer. The Trust will not     paid in satisfaction of
                       believed: in the case of        indemnify its Trustees and      judgments, in compromise, as
                       conduct in his official         officers against                fines and

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
                       capacity as a Trustee, that     any liability to the Trust or   penalties, and as counsel fees,
                       his conduct was in the          to its shareholders to which    reasonably incurred by such person
                       Trust's best interests; in      he or she would otherwise be    while in office or thereafter, by
                       all other cases, that his       subject by reason of willful    reason of the indemnified
                       conduct was at least not        misfeasance, bad faith, gross   person's service as a Trustee
                       opposed to the Trust's best     negligence or reckless          or officer. The Trust will
                       interests; and in the case of   disregard of the duties         not indemnify its Trustees
                       criminal proceedings, that he   involved in the conduct of      and officers against any
                       had no reasonable cause to      such person's office.           liability to the Trust or to
                       believe the conduct was                                         its shareholders to which he
                       unlawful.                       Under the Declaration of        or she would otherwise be
                                                       Trust, in the absence of a      subject by reason of willful
                       In actions by the Trust, the    final decision on the merits    misfeasance, bad faith, gross
                       Trust indemnifies each person   by an adjudicating body that    negligence or reckless
                       who is or has been a Trustee,   such person is liable by        disregard of the duties
                       officer, employee or other      reason of willful               involved in the conduct of
                       agent of the Trust against      misfeasance, bad faith, gross   his office.
                       all amounts actually and        negligence or reckless
                       reasonably incurred by that     disregard of the duties         Under the Bylaws, in the
                       person in connection with the   involved in the conduct of      absence of a final decision
                       defense or settlement of that   their office, indemnification   on the merits by an
                       action as a result of the       will be provided if (a)         adjudicating body that such
                       person's being a Trustee,       approved as in the best         person has not acted in good
                       officer, employee or agent of   interests of the Trust, after   faith in the reasonable
                       the Trust if the person acted   notice that it involves such    belief that such person's
                       in good faith, in a manner      indemnification, by at least    action was in the best
                       that the person believed to     a majority of the               interests of the Trust or is
                       be in the best interests of     disinterested Trustees acting   liable to the Trust or its
                       the Trust and with such care,   on the matter (provided that    Shareholders by reason of
                       including reasonable inquiry,   a majority of the               willful misfeasance, bad
                       as an ordinarily prudent        disinterested Trustees then     faith, gross negligence or
                       person in a like position       in office act on the matter)    reckless disregard of the
                       would use under similar         upon a determination, based     duties involved in the
                       circumstances.                  upon a review of readily        conduct of his or her office,
                                                       available facts, that such      indemnification will be
                       Indemnification will not be     person is not liable to the     provided if (a) approved,
                       provided for amounts paid in    Trust or its shareholders by    after notice that it involves
                       settling or otherwise           reason of willful               such indemnification, by at
                       disposing of threatened or      misfeasance, bad faith, gross   least a majority of the
                       pending action, with or         negligence or reckless          disinterested Trustees acting
                       without court approval, or      disregard of the duties         on the matter (provided that
                       the expenses incurred in        involved in the conduct of      a majority of the
                       defending a threatened or       his or her office or (b)        disinterested Trustees then
                       pending action which is         there has been obtained an      in office act on the matter)
                       settled or otherwise disposed   opinion in writing of           upon a determination, based
                       of without approval, unless     independent legal counsel to    upon a review of readily
                       approved  by a majority of a    the effect that such            available facts, that such
                       quorum of disinterested         indemnification would not       person has acted in good
                       Trustees who are not parties    protect such person against     faith in the reasonable
                       to the proceedings, or a        any liability to the Trust to   belief that such person's
                       written opinion by legal        which such person would         action was in the best
                       counsel that indemnification    otherwise be subject by         interests of the Trust and is
                       is proper because such person   reason of willful               not liable to the Trust or
                       met the applicable standard     misfeasance, bad faith, gross   its shareholders by reason of
                       of conduct and is not           negligence or reckless          willful misfeasance, bad
                       prohibited from                 disregard of the duties         faith, gross negligence or
                       indemnification.                involved in the conduct of      reckless disregard of the
                                                       his or her office.              duties involved in the
                                                                                       conduct of his or her office
                                                                                       or (b) there has been
                                                                                       obtained an opinion in
                                                                                       writing of independent legal
                                                                                       counsel, based upon a review
                                                                                       of readily available facts to
                                                                                       the effect that such person
                                                                                       appears to have acted in good
                                                                                       faith in the reasonable
                                                                                       belief that such person's
                                                                                       action was in the best

                       NATIONS FUNDS TRUST             COLUMBIA FUNDS TRUST III        COLUMBIA FUNDS TRUST IX
                       -------------------             ------------------------        -----------------------
                                                                                       interests of the Trust and
                                                                                       that such indemnification
                                                                                       would not protect such person
                                                                                       against any liability to the
                                                                                       Trust to which such person
                                                                                       would otherwise be subject by
                                                                                       reason of willful
                                                                                       misfeasance, bad faith, gross
                                                                                       negligence or reckless
                                                                                       disregard of the duties
                                                                                       involved in the conduct of
                                                                                       his or her office.

LEGAL EXPENSES:        The Declaration of Trust        The Declaration of Trust        The Bylaws state that legal
                       states that legal expenses      states that legal expenses      expenses may be paid from
                       may be paid from time to        may be paid from time to        time to time by the Trust in
                       time by the Trust in advance    time by the Trust in advance    advance of the final
                       of the final disposition of     of the final disposition of     disposition of any such
                       any such proceeding if the      any such proceeding if the      proceeding if the Trust
                       Trust receives a written        Trust receives a written        receives a written
                       undertaking by the              undertaking by the              undertaking by the
                       indemnified person to           indemnified person to           indemnified person to
                       reimburse the Trust in the      reimburse the Trust in the      reimburse the Trust in the
                       event it is subsequently        event it is subsequently        event it is subsequently
                       determined that the             determined that the             determined that the
                       indemnified person is not       indemnified person is not       indemnified person is not
                       entitled to such                entitled to such                entitled to such
                       indemnification and (a) the     indemnification and (a) the     indemnification and (a) the
                       indemnified person provides     indemnified person provides     indemnified person provides
                       security for his                security for his                security for his undertaking,
                       undertaking, or (b) the         undertaking, or (b) the         or (b) the Trust is insured
                       Trust is insured against        Trust is insured against        against losses arising by
                       losses arising by reason of     losses arising by reason of     reason of any lawful
                       any lawful advances, or (c)     any lawful advances, or (c)     advances, or (c) a majority
                       a majority of the               a majority of the               of the disinterested,
                       disinterested, non-party        disinterested, non-party        non-party Trustees, provided
                       Trustees or an independent      Trustees, provided that a       that a majority of the
                       legal counsel determines        majority of the                 disinterested Trustees act on
                       that there is reason to         disinterested Trustees act      the matter, or an independent
                       believe that the indemnified    on the matter, or an            legal counsel, as expressed
                       person ultimately will be       independent legal counsel,      in a written opinion,
                       found entitled to               as expressed in a written       determines that there is
                       indemnification.                opinion, determines that        reason to believe that the
                                                       there is reason to believe      indemnified person ultimately
                                                       that the indemnified person     will be found entitled to
                                                       ultimately will be found        indemnification.
                                                       entitled to indemnification.

                        COLUMBIA FEDERAL SECURITIES FUND
                      A SERIES OF COLUMBIA FUNDS TRUST III

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   _____, 2005

This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Nations Government Securities Fund, a series of Nations Funds Trust, (the "Acquired Fund"), and the Columbia Federal Securities Fund, a series of Columbia Funds Trust III (the "Acquiring Fund"). This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated _______, 2005 (the "Prospectus/Proxy Statement") which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund. The Acquiring Fund will be the survivor for accounting purposes

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Acquiring Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND..........................................
TRUSTEES AND TRUSTEES' FEES..............................................................
PORTFOLIO MANAGER........................................................................
INDEPENDENT REGISTERED ACCOUNTING FIRM OF THE FUNDS - FINANCIAL STATEMENTS...............
APPENDIX A - STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND...................

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND

Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Fund dated January 1, 2005, as supplemented.

TRUSTEES AND TRUSTEES' FEES

For the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                           Total Compensation
                                                                  from
                                                             the Fund Complex
                             Pension or Retirement       Paid to the Trustees for
                              Benefits Accrued as           the Calendar Year
                                 part of Fund                     Ended
    Trustee(a)                    Expenses(b)              December 31, 2004(a)
----------------------       ---------------------       ------------------------
Douglas A. Hacker                     N/A                         $135,000
Janet Langford Kelly                  N/A                          148,500
Richard W. Lowry                      N/A                          150,700
William E. Mayer                      N/A                          166,700
Charles R. Nelson                     N/A                          141,500
John J. Neuhauser                     N/A                          158,284
Patrick J. Simpson(c)                 N/A                          129,000
Thomas E. Stitzel                     N/A                          149,000
Thomas C. Theobald (d)                N/A                          172,500
Anne-Lee Verville (e)                 N/A                          157,000
Richard L. Woolworth                  N/A                          131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

(d) During the fiscal year ended August 31, 2004 and the calendar year ended December 31, 2004, Mr. Theobald deferred $1,845 of his compensation from the Acquiring Fund, and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended August 31, 2004 and the calendar year ended December 31, 2004, Ms. Verville deferred $1,320 of her compensation from the Acquiring Fund, and $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the funds in the Fund Complex.

                                                               Aggregate Dollar Range
                                                                of Equity Securities
                                Dollar Range of Equity           Owned in All Funds
                               Securities Owned in the         Overseen by Trustee in
    Name of Trustee                Acquiring Fund                   Fund Complex
---------------------         ------------------------         ----------------------
Douglas A. Hacker                         $0                        Over $100,000
Janet Langford Kelly                      $0                        Over $100,000
Richard W. Lowry                          $0                        Over $100,000
Charles R. Nelson                         $0                        Over $100,000
John J. Neuhauser                         $0                        Over $100,000
Patrick J. Simpson                        $0                        Over $100,000
Thomas E. Stitzel                         $0                        Over $100,000
Thomas C. Theobald                        $0                        Over $100,000
Anne-Lee Verville (a)                     $0                        Over $100,000
Richard L. Woolworth                      $0                        Over $100,000

INTERESTED TRUSTEE
                                          $0                      $50,001-$100,000
William E. Mayer

TRUSTEES AND OFFICERS

TRUSTEE POSITIONS

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

PORTFOLIO MANAGER

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Acquiring Fund's portfolio manager managed as of the Acquiring Fund's fiscal year-end.

                    OTHER SEC-REGISTERED OPEN-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER       AND CLOSED-END FUNDS               VEHICLES             OTHER ACCOUNTS
-----------------   -----------------------------   -----------------------   ------------------
                    Number of                       Number of                 Number of
                    accounts               Assets   accounts         Assets   accounts    Assets
Ann T. Peterson      [_____]              [_____]   [_____]         [_____]   [_____]     [_____]

See "Potential Conflicts of Interest in Managing Multiple Accounts" below for information on how Columbia Management Advisors, Inc. ("Columbia"), the Acquiring Fund's investment adviser, addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Acquiring Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Fund's most recent fiscal year:

                            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
PORTFOLIO MANAGER                        BENEFICIALLY OWNED
-----------------           ---------------------------------------------
Ann T. Peterson                             [__________]

COMPENSATION

As of the Acquiring Fund's most recent fiscal year end, the portfolio manager received all of the portfolio manager's compensation from Columbia and its parent company, Columbia Management Group, Inc., in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark noted below, emphasizing the manager's three- and five-year performance. Columbia may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER         PERFORMANCE BENCHMARK
-----------------         ---------------------
Ann T. Peterson             [_______________]

The size of the overall bonus pool each year is determined by Columbia Management Group, Inc. and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia's profitability for the year, which is influenced by assets under management.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for the Acquiring Fund may face certain potential conflicts of interest in connection with managing both the Acquiring Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia believes are faced by investment professionals at most major financial firms. Columbia and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

- The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

- The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

- The trading of other accounts could be used to benefit higher-fee accounts (front- running).

- The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when the Acquiring Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Acquiring Fund as well as other accounts, Columbia's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Acquiring Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia and the Acquiring Fund's Trustees have adopted compliance procedures that provide that any transactions between the Acquiring Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Acquiring Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Acquiring Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Acquiring Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

The Acquiring Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The Acquiring Fund's portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Acquiring Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Columbia or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

The Acquiring Fund's portfolio manager may also face other potential conflicts of interest in managing the Acquiring Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Acquiring Fund and other accounts. In addition, the Acquiring Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia, including the Acquiring Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia and the Acquiring Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Acquiring Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is Independent Registered Public Accounting Firm for the Acquiring Fund, providing audit and tax return review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in the Acquiring Fund's and the Acquired Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004 and March 31, 2005, respectively, are incorporated by reference into this SAI. The audited financial statements for the Acquiring Fund are incorporated by reference into this SAI and the audited financial statements for the Acquired Fund are incorporated by reference into the Prospectus/Proxy Statement and this SAI have been so included and incorporated in reliance upon the report of PricewaterhouseCoopers LLP, given on their authority as experts in auditing and accounting.

FINANCIAL STATEMENTS

Pro forma financial statements of the Acquiring Fund for the Merger are provided on the following pages.

The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of February 28, 2005 and the unaudited pro forma combining statement of operations for the twelve months ended February 28, 2005 presents the results of operations of the Acquiring Fund as if the combination with the Acquired Fund had been consummated at future operations or the actual results that would have occurred had the combination been consummated at February 28, 2005. These historical statements have been derived from the Acquiring Fund and the Acquired Fund's books and records utilized in calculating daily net asset value at February 28, 2005, and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and for a number of the Acquiring Fund's share equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquiring Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization.

The unaudited Financial Highlights and Financial Statements included in the Acquiring Fund's Semi-Annual Report to Shareholders for the six-month period ended February 28, 2005 are incorporated by reference into this SAI. The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Acquiring Fund and the Acquired Fund incorporated by reference in this SAI.

                    PRO-FORMA COMBINING INVESTMENT PORTFOLIO
                         February 28, 2005 (unaudited)


                                                            NATIONS GOVERNMENT        COLUMBIA FEDERAL
                                                              SECURITIES FUND         SECURITIES FUND
                                                               ACQUIRED FUND           ACQUIRING FUND
                                                         ------------------------  ---------------------
                                                            PAR      MARKET VALUE    PAR    MARKET VALUE
                                                         ----------  ------------  -------  ------------
MORTGAGE-BACKED OBLIGATIONS                       61.8%
FEDERAL HOME LOAN BANK                             3.0%
FED HOME LN BANK 3.875
 6/14/2013                                                1,750,000  $  1,677,594
FHLB DISCOUNT 03/01/05                                   31,450,000    31,450,000
                                                                     ------------           ------------
FEDERAL HOME LOAN BANK TOTALS                                          33,127,594                      -
                                                                     ============           ============
FEDERAL HOME LOAN
 MORTGAGE CORP                                    21.9%
FED HM LN PC POOL 140044       9.25   01/01/10                                       2,592         2,735
FED HM LN PC POOL 141445       9      06/01/09                                       6,163         6,313
FED HM LN PC POOL 160022       8      04/01/07                                       1,468         1,500
FED HM LN PC POOL 160024
 DTD 6/1/77                    8      06/01/07                                       8,322         8,612
FED HM LN PC POOL 160036       8.5    01/01/08                                      30,425        31,415
FED HM LN PC POOL 160045
 DTD 5/1/78                    8.75   05/01/08                                       4,469         4,690
FED HM LN PC POOL 160058       9.25   10/01/08                                       7,533         7,959
FED HM LN PC POOL 160060       9.25   11/01/08                                      21,669        22,895
FED HM LN PC POOL 160062 135   9.5    10/01/08                                      20,974        22,226
FED HM LN PC POOL 160064       9.75   11/01/08                                       5,263         5,577
FED HM LN PC POOL 160065       9.5    11/01/08                                      17,766        18,827
FED HM LN PC POOL 160067
 DTD 12/1/78                   9.75   12/01/08                                      35,473        37,588
FED HM LN PC POOL 160075       9.75   04/01/09                                      59,009        62,272
FED HM LN PC POOL 160081
 DTD 6/1/79 #16081             10.25  06/01/09                                       7,816         8,421
FED HM LN PC POOL 160083       9.5    07/01/09                                      10,941        11,713
FED HM LN PC POOL 160087       10.25  09/01/09                                      20,993        22,474
FED HM LN PC POOL 160091       11.25  10/01/09                                      29,390        32,016
FED HM LN PC POOL 170016
 DTD 6/1/77                    8      06/01/07                                       2,745         2,841
FED HM LN PC POOL 170024       11.25  02/01/10                                      23,030        25,194
FED HM LN PC POOL 170050
 DTD 5/1/81                    11.25  04/01/11                                      72,144        79,214
FED HM LN PC POOL 170161       9.5    04/01/16                                       3,195         3,538
FED HM LN PC POOL 170177       9.5    07/01/16                                       1,825         2,037
FED HM LN PC POOL 170190       9.5    09/01/16                                       1,488         1,651
FED HM LN PC POOL 170191       9.5    09/01/16                                       1,215         1,341
FED HM LN PC POOL 170198       9.5    10/01/16                                       9,723        10,803
FED HM LN PC POOL 170220       8      04/01/17                                     127,015       137,618
FED HM LN PC POOL 180002       9.5    04/01/11                                      27,691        30,141
FED HM LN PC POOL 180046       8      05/01/09                                       1,047         1,103
FED HM LN PC POOL 180063       8      07/01/09                                      12,877        13,562
FED HM LN PC POOL 180263       9      07/01/09                                     122,519       130,167
FED HM LN PC POOL 180520       8      09/01/09                                      83,772        88,226
FED HM LN PC POOL 180798       9      12/01/08                                       4,110         4,326
FED HM LN PC POOL 181044       8      07/01/07                                       5,808         6,010
FED HM LN PC POOL 181223       9.5    08/01/09                                      39,720        42,521
FED HM LN PC POOL 181376       8      05/01/10                                      30,797        32,599
FED HM LN PC POOL 181983       9.5    05/01/12                                      14,968        16,403
FED HM LN PC POOL 181990       8.5    01/01/10                                      57,720        61,239
FED HM LN PC POOL 182064       9      06/01/11                                       5,713         6,157
FED HM LN PC POOL 182068       9      07/01/09                                      42,456        45,106
FED HM LN PC POOL 182116       9.25   03/01/10                                      57,303        61,650
FED HM LN PC POOL 183314       9.25   10/01/10                                     109,399       117,698
FED HM LN PC POOL 184293       8.75   03/01/09                                      21,818        23,100
FED HM LN PC POOL 184989       8      06/01/09                                      16,674        17,038
FED HM LN PC POOL 185660       9      05/01/10                                      36,714        37,659
FED HM LN PC POOL 186231       8      12/01/07                                      14,960        15,465
FED HM LN PC POOL 186811       10.25  06/01/10                                      53,006        57,111
FED HM LN PC POOL 186902       8.75   08/01/08                                       1,497         1,510
FED HM LN PC POOL 187584       8.75   07/01/08                                      10,793        11,168

                                                PROFORMA COMBINED
                               COMPLIANCE   ------------------------
                               ADJUSTMENTS     PAR      MARKET VALUE
                               -----------  ----------  ------------
MORTGAGE-BACKED OBLIGATIONS
FEDERAL HOME LOAN BANK
FED HOME LN BANK 3.875
 6/14/2013                                   1,750,000  $  1,677,594
FHLB DISCOUNT 03/01/05                      31,450,000    31,450,000
                                                        ------------
FEDERAL HOME LOAN BANK TOTALS                             33,127,594
                                                        ============
FEDERAL HOME LOAN
 MORTGAGE CORP
FED HM LN PC POOL 140044                         2,592         2,735
FED HM LN PC POOL 141445                         6,163         6,313
FED HM LN PC POOL 160022                         1,468         1,500
FED HM LN PC POOL 160024
 DTD 6/1/77                                      8,322         8,612
FED HM LN PC POOL 160036                        30,425        31,415
FED HM LN PC POOL 160045
 DTD 5/1/78                                      4,469         4,690
FED HM LN PC POOL 160058                         7,533         7,959
FED HM LN PC POOL 160060                        21,669        22,895
FED HM LN PC POOL 160062 135                    20,974        22,226
FED HM LN PC POOL 160064                         5,263         5,577
FED HM LN PC POOL 160065                        17,766        18,827
FED HM LN PC POOL 160067
 DTD 12/1/78                                    35,473        37,588
FED HM LN PC POOL 160075                        59,009        62,272
FED HM LN PC POOL 160081
 DTD 6/1/79 #16081                               7,816         8,421
FED HM LN PC POOL 160083                        10,941        11,713
FED HM LN PC POOL 160087                        20,993        22,474
FED HM LN PC POOL 160091                        29,390        32,016
FED HM LN PC POOL 170016
 DTD 6/1/77                                      2,745         2,841
FED HM LN PC POOL 170024                        23,030        25,194
FED HM LN PC POOL 170050
 DTD 5/1/81                                     72,144        79,214
FED HM LN PC POOL 170161                         3,195         3,538
FED HM LN PC POOL 170177                         1,825         2,037
FED HM LN PC POOL 170190                         1,488         1,651
FED HM LN PC POOL 170191                         1,215         1,341
FED HM LN PC POOL 170198                         9,723        10,803
FED HM LN PC POOL 170220                       127,015       137,618
FED HM LN PC POOL 180002                        27,691        30,141
FED HM LN PC POOL 180046                         1,047         1,103
FED HM LN PC POOL 180063                        12,877        13,562
FED HM LN PC POOL 180263                       122,519       130,167
FED HM LN PC POOL 180520                        83,772        88,226
FED HM LN PC POOL 180798                         4,110         4,326
FED HM LN PC POOL 181044                         5,808         6,010
FED HM LN PC POOL 181223                        39,720        42,521
FED HM LN PC POOL 181376                        30,797        32,599
FED HM LN PC POOL 181983                        14,968        16,403
FED HM LN PC POOL 181990                        57,720        61,239
FED HM LN PC POOL 182064                         5,713         6,157
FED HM LN PC POOL 182068                        42,456        45,106
FED HM LN PC POOL 182116                        57,303        61,650
FED HM LN PC POOL 183314                       109,399       117,698
FED HM LN PC POOL 184293                        21,818        23,100
FED HM LN PC POOL 184989                        16,674        17,038
FED HM LN PC POOL 185660                        36,714        37,659
FED HM LN PC POOL 186231                        14,960        15,465
FED HM LN PC POOL 186811                        53,006        57,111
FED HM LN PC POOL 186902                         1,497         1,510
FED HM LN PC POOL 187584                        10,793        11,168

                                                           NATIONS GOVERNMENT       COLUMBIA FEDERAL
                                                             SECURITIES FUND        SECURITIES FUND
                                                              ACQUIRED FUND           ACQUIRING FUND
                                                         ------------------------  ---------------------
                                                            PAR      MARKET VALUE    PAR    MARKET VALUE
                                                         ----------  ------------  -------  ------------
FED HM LN PC POOL 188057       9.5    06/01/09                                     127,512       135,127
FED HM LN PC POOL 188513       11.25  09/01/05                                         952           971
FED HM LN PC POOL 188528       11.25  08/01/13                                      97,797       106,825
FED HM LN PC POOL 188992       8.75   11/01/09                                      39,031        40,856
FED HM LN PC POOL 189154       9      06/01/08                                       2,129         2,183
FED HM LN PC POOL 189342       8.5    05/01/09                                      41,322        41,636
FED HM LN PC POOL 250587       8.75   12/01/07                                      12,549        13,026
FED HM LN PC POOL 250754       8.75   10/01/08                                       1,369         1,402
FED HM LN PC POOL 251673       9.25   11/01/08                                       6,358         6,718
FED HM LN PC POOL 251916       10.25  08/01/13                                      22,170        24,120
FED HM LN PC POOL 252092       10.5   09/01/13                                       6,338         6,716
FED HM LN PC POOL 252427       9.25   03/01/09                                      15,409        16,081
FED HM LN PC POOL 252493       9.5    02/01/09                                      34,897        36,504
FED HM LN PC POOL 252623       10.25  11/01/13                                      23,208        24,722
FED HM LN PC POOL 253889       8.75   08/01/06                                         781           792
FED HM LN PC POOL 253979       11.25  10/01/12                                      14,507        15,657
FED HM LN PC POOL 255211       10.5   11/01/09                                         122           127
FED HM LN PC POOL 255277       10.25  10/01/09                                     109,346       116,480
FED HM LN PC POOL 256688       8.5    05/01/08                                       3,145         3,183
FED HM LN PC POOL 257340       9.25   07/01/10                                       2,280         2,432
FED HM LN PC POOL 257582       8.75   05/01/09                                      15,326        15,908
FED HM LN PC POOL 258227       11.25  12/01/15                                      29,924        33,170
FED HM LN PC POOL 258770       11.25  07/01/15                                      34,799        38,180
FED HM LN PC POOL 259034       8.5    10/01/08                                       5,930         5,975
FED HM LN PC POOL 259503       9.25   01/01/10                                     420,641       444,446
FED HM LN PC POOL 260375       10.25  06/01/10                                      17,039        18,224
FED HM LN PC POOL 271598       11.25  02/01/15                                       4,363         4,787
FED HM LN PC POOL 271762       9.5    03/01/10                                       2,047         2,192
FED HM LN PC POOL 272735       10.25  01/01/09                                       8,731         9,132
FED HM LN PC POOL 273352       8      01/01/11                                      34,512        35,265
FED HM LN PC POOL 273694       9.25   11/01/10                                      47,880        49,969
FED HM LN PC POOL 273789       10.25  10/01/10                                      18,509        19,717
FED HM LN PC POOL 277826       8.75   10/01/08                                      38,071        39,518
FED HM LN PC POOL 288001       9.75   09/01/16                                      13,108        14,375
FED HM LN PC POOL 360093       10     11/01/19                                      54,792        61,780
FED HM LN PC POOL 450094       11.5   02/01/15                                      41,370        45,845
FED HM LN PC POOL 534818       7.5    03/01/16                                      66,709        67,868
FED HM LN PC POOL 538422       8.5    09/01/17                                      59,255        64,034
FED HM LN PC POOL 540087       9.25   10/01/19                                      22,029        24,467
FED HM LN PC POOL 545692       9      07/01/09                                      38,573        39,566
FED HM LN PC POOL 554431       8.5    12/01/07                                      37,260        38,584
FED HM LN PC POOL 555033       9      12/01/18                                     101,736       104,357
FED HM LN PC POOL 555057       8.5    07/01/10                                      57,034        58,588
FED HM LN PC POOL 555118       8      12/01/11                                     463,705       467,201
FED HM LN PC POOL 555196       8      05/01/16                                     159,724       160,928
FED HM LN PC POOL 605793              05/01/18(a)                                  105,071  $    106,968
FED HM LN PC POOL 755205              07/01/19(a)                                   53,455        53,213
FED HM LN PC POOL 775518              02/01/18(a)                                   34,499        34,789
FED HM LN PC POOL A01318       11.25  09/01/15                                      43,559        46,399
FED HM LN PC POOL A01368       10.5   08/01/19                                      18,455        19,764
FED HM LN PC POOL A01394       10.5   09/01/19                                      22,505        24,390
FED HM LN PC POOL A01422       10.5   06/01/17                                     119,087       131,569
FED HM LN PC POOL A01423       10.5   01/01/16                                     132,860       147,931
FED HM LN PC POOL B70054       10.5   01/01/20                                      69,241        78,486

                               COMPLIANCE      PROFORMA COMBINED
                               -----------  ------------------------
                               ADJUSTMENTS     PAR      MARKET VALUE
                               -----------  ----------  ------------
FED HM LN PC POOL 188057                       127,512       135,127
FED HM LN PC POOL 188513                           952           971
FED HM LN PC POOL 188528                        97,797       106,825
FED HM LN PC POOL 188992                        39,031        40,856
FED HM LN PC POOL 189154                         2,129         2,183
FED HM LN PC POOL 189342                        41,322        41,636
FED HM LN PC POOL 250587                        12,549        13,026
FED HM LN PC POOL 250754                         1,369         1,402
FED HM LN PC POOL 251673                         6,358         6,718
FED HM LN PC POOL 251916                        22,170        24,120
FED HM LN PC POOL 252092                         6,338         6,716
FED HM LN PC POOL 252427                        15,409        16,081
FED HM LN PC POOL 252493                        34,897        36,504
FED HM LN PC POOL 252623                        23,208        24,722
FED HM LN PC POOL 253889                           781           792
FED HM LN PC POOL 253979                        14,507        15,657
FED HM LN PC POOL 255211                           122           127
FED HM LN PC POOL 255277                       109,346       116,480
FED HM LN PC POOL 256688                         3,145         3,183
FED HM LN PC POOL 257340                         2,280         2,432
FED HM LN PC POOL 257582                        15,326        15,908
FED HM LN PC POOL 258227                        29,924        33,170
FED HM LN PC POOL 258770                        34,799        38,180
FED HM LN PC POOL 259034                         5,930         5,975
FED HM LN PC POOL 259503                       420,641       444,446
FED HM LN PC POOL 260375                        17,039        18,224
FED HM LN PC POOL 271598                         4,363         4,787
FED HM LN PC POOL 271762                         2,047         2,192
FED HM LN PC POOL 272735                         8,731         9,132
FED HM LN PC POOL 273352                        34,512        35,265
FED HM LN PC POOL 273694                        47,880        49,969
FED HM LN PC POOL 273789                        18,509        19,717
FED HM LN PC POOL 277826                        38,071        39,518
FED HM LN PC POOL 288001                        13,108        14,375
FED HM LN PC POOL 360093                        54,792        61,780
FED HM LN PC POOL 450094                        41,370        45,845
FED HM LN PC POOL 534818                        66,709        67,868
FED HM LN PC POOL 538422                        59,255        64,034
FED HM LN PC POOL 540087                        22,029        24,467
FED HM LN PC POOL 545692                        38,573        39,566
FED HM LN PC POOL 554431                        37,260        38,584
FED HM LN PC POOL 555033                       101,736       104,357
FED HM LN PC POOL 555057                        57,034        58,588
FED HM LN PC POOL 555118                       463,705       467,201
FED HM LN PC POOL 555196                       159,724       160,928
FED HM LN PC POOL 605793                       105,071       106,968
FED HM LN PC POOL 755205                        53,455        53,213
FED HM LN PC POOL 775518                        34,499        34,789
FED HM LN PC POOL A01318                        43,559        46,399
FED HM LN PC POOL A01368                        18,455        19,764
FED HM LN PC POOL A01394                        22,505        24,390
FED HM LN PC POOL A01422                       119,087       131,569
FED HM LN PC POOL A01423                       132,860       147,931
FED HM LN PC POOL B70054                        69,241        78,486

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FED HM LN PC POOL D06813                8     07/01/09                                           41,666        42,080
FED HM LN PC POOL E35932                7.5   04/01/07                                            1,904         1,953
FED HM LN PC POOL E65955                7.5   10/01/11                                           28,844        30,468
FED HM LN PC POOL G00044                9     01/01/22                                          157,299       175,062
FED HM LN PC POOL G00149                10.5  04/01/21                                           78,002        83,536
FHLMC 10.0% POOL # 308392 9/01/18                                      9,066         9,987                          -
FHLMC 10.00% POOL #730088 05/01/05                                       608           611                          -
FHLMC 7.00% 8/01/29 #C00844                                               28            29                          -
FHLMC 8.0% POOL # 160025 8/01/07                                      24,951        25,819                          -
FHLMC 8.5% POOL # 160038 2/01/08                                      14,499        15,167                          -
FHLMC 8.5% POOL # 160039 3/01/08                                      13,719        14,351                          -
FHLMC 8.50% POOL #555417 09/01/20                                    180,631       195,199                          -
FHLMC 9.0% POOL # 170207 12/01/16                                      8,321         9,229                          -
FHLMC 9.5% POOL # A00817 9/01/20                                         891           993                          -
FHLMC 9.5% POOL # A00877 4/01/18                                       9,618        10,086                          -
FHLMC 9.5% POOL # A00880 6/01/20                                       3,710         4,164                          -
FHLMC 9.5% POOL # A00894 6/01/21                                      21,857        24,364                          -
FHLMC 9.50% 1/01/29 #P20139                                           33,109        37,102                          -
FHLMC GOLD 8.50% POOL #E30694 01/01/06                                 4,256         4,305                          -
FHLMC PL 183371 8.0% 09/01/09                                         25,363        26,712                          -
FHLMC PL 289060 7.50% 08/01/08                                         7,092         7,287                          -
FHLMC PL 289477 8.50% 03/01/17                                         6,453         7,016                          -
FHLMC PL 294423 8.50% 06/01/17                                           381           416                          -
FHLMC PL 330064 9.0% 05/01/09                                         46,868        49,250                          -
FHLMC PL 8.0% 06/01/09                                                24,393        25,131                          -
FHLMC TBA MAR 15 GOLD SINGLE            5     12/01/99(b)         20,950,000    21,100,589  116,215,000   117,050,353
FHLMC TBA MAR 30 GOLD SINGLE            5.5   12/01/99(b)         14,500,000    14,635,937   80,000,000    80,750,000
                                                                              ------------               ------------
FEDERAL HOME LOAN MORTGAGE CORP TOTALS                                          36,203,744                202,628,024
                                                                              ============               ============
FEDERAL NATIONAL MORTGAGE ASSOCIATION                      34.1%
FEDERAL NATL MTG ASSN DISC NTS                03/14/05            34,050,000    34,019,151
FNMA 10.00% 4/01/20 #510091                                           71,473        78,808
FNMA 140152 PL 7.5% 06/01/09                                          23,122        23,780
FNMA 30YR 6.5 TBA                                                  8,750,000     9,110,937
FNMA 6.00% 15YR TBA MARCH                                          1,750,000     1,821,641
FNMA 6.565% 7/1/16 #380521                                         4,912,585     5,455,664
FNMA 8.25% 4/1/09 #9257                                                4,271         4,476
FNMA 8.25% 40109 #001168                                                 879           890
FNMA 8.5%  #035489 2/1/17                                              4,420         4,820
FNMA 8.5% 120111 #000792                                              33,988        34,790
FNMA 9.0% 120116 #070056                                               9,342         9,789
FNMA 9.00% 9/01/24 #376522                                            80,767        89,825
FNMA 9.50% 4/01/20/ #518097                                          247,416       275,233
FNMA 9.50% 7/15/21 #100281                                           601,077       675,474
FNMA POOL # 345858 8/01/36                                            32,128        32,615
FNMA POOL 000045                        7.5   02/01/08                                            1,054         1,062
FNMA POOL 000067                        8.5   12/01/11                                           36,910        38,268
FNMA POOL 000255                        7.5   05/01/09                                           17,919        18,463
FNMA POOL 000278                        8.5   06/01/09                                           48,741        50,668
FNMA POOL 000281                        9.5   12/01/10                                           14,141        14,996
FNMA POOL 000543                        7.5   01/01/09                                           17,589        18,096
FNMA POOL 000794                        9     11/01/10                                            1,941         2,062
FNMA POOL 001173                        9     12/01/09                                           52,788        54,208
FNMA POOL 001375                        8.5   09/01/07                                           22,427        22,956
FNMA POOL 001499                        8.5   02/01/08                                           62,002        64,283

                                                         PROFORMA COMBINED
                                        COMPLIANCE   --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FED HM LN PC POOL D06813                                  41,666         42,080
FED HM LN PC POOL E35932                                   1,904          1,953
FED HM LN PC POOL E65955                                  28,844         30,468
FED HM LN PC POOL G00044                                 157,299        175,062
FED HM LN PC POOL G00149                                  78,002         83,536
FHLMC 10.0% POOL # 308392 9/01/18                          9,066          9,987
FHLMC 10.00% POOL #730088 05/01/05                           608            611
FHLMC 7.00% 8/01/29 #C00844                                   28             29
FHLMC 8.0% POOL # 160025 8/01/07                          24,951         25,819
FHLMC 8.5% POOL # 160038 2/01/08                          14,499         15,167
FHLMC 8.5% POOL # 160039 3/01/08                          13,719         14,351
FHLMC 8.50% POOL #555417 09/01/20                        180,631        195,199
FHLMC 9.0% POOL # 170207 12/01/16                          8,321          9,229
FHLMC 9.5% POOL # A00817 9/01/20                             891            993
FHLMC 9.5% POOL # A00877 4/01/18                           9,618         10,086
FHLMC 9.5% POOL # A00880 6/01/20                           3,710          4,164
FHLMC 9.5% POOL # A00894 6/01/21                          21,857         24,364
FHLMC 9.50% 1/01/29 #P20139                               33,109         37,102
FHLMC GOLD 8.50% POOL #E30694 01/01/06                     4,256          4,305
FHLMC PL 183371 8.0% 09/01/09                             25,363         26,712
FHLMC PL 289060 7.50% 08/01/08                             7,092          7,287
FHLMC PL 289477 8.50% 03/01/17                             6,453          7,016
FHLMC PL 294423 8.50% 06/01/17                               381            416
FHLMC PL 330064 9.0% 05/01/09                             46,868         49,250
FHLMC PL 8.0% 06/01/09                                    24,393         25,131
FHLMC TBA MAR 15 GOLD SINGLE                         137,165,000    138,150,942
FHLMC TBA MAR 30 GOLD SINGLE                          94,500,000     95,385,937
                                                                  -------------
FEDERAL HOME LOAN MORTGAGE CORP TOTALS                              238,831,768
                                                                  =============
FEDERAL NATIONAL MORTGAGE ASSOCIATION
FEDERAL NATL MTG ASSN DISC NTS                        34,050,000     34,019,151
FNMA 10.00% 4/01/20 #510091                               71,473         78,808
FNMA 140152 PL 7.5% 06/01/09                              23,122         23,780
FNMA 30YR 6.5 TBA                                      8,750,000      9,110,937
FNMA 6.00% 15YR TBA MARCH                              1,750,000      1,821,641
FNMA 6.565% 7/1/16 #380521                             4,912,585      5,455,664
FNMA 8.25% 4/1/09 #9257                                    4,271          4,476
FNMA 8.25% 40109 #001168                                     879            890
FNMA 8.5%  #035489 2/1/17                                  4,420          4,820
FNMA 8.5% 120111 #000792                                  33,988         34,790
FNMA 9.0% 120116 #070056                                   9,342          9,789
FNMA 9.00% 9/01/24 #376522                                80,767         89,825
FNMA 9.50% 4/01/20/ #518097                              247,416        275,233
FNMA 9.50% 7/15/21 #100281                               601,077        675,474
FNMA POOL # 345858 8/01/36                                32,128         32,615
FNMA POOL 000045                                           1,054          1,062
FNMA POOL 000067                                          36,910         38,268
FNMA POOL 000255                                          17,919         18,463
FNMA POOL 000278                                          48,741         50,668
FNMA POOL 000281                                          14,141         14,996
FNMA POOL 000543                                          17,589         18,096
FNMA POOL 000794                                           1,941          2,062
FNMA POOL 001173                                          52,788         54,208
FNMA POOL 001375                                          22,427         22,956
FNMA POOL 001499                                          62,002         64,283

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FNMA POOL 002459                        8.5   06/01/15                                           16,589        17,367
FNMA POOL 002475                        10.5  12/01/15                                          176,441       190,941
FNMA POOL 004515                        9     03/01/08                                            9,131         9,511
FNMA POOL 006222                        9     04/01/16                                          341,858       364,922
FNMA POOL 006581                        8.5   12/01/08                                           11,599        11,872
FNMA POOL 006886                        11    08/01/15                                           99,422       108,474
FNMA POOL 007241                        9     05/01/09                                           82,430        86,738
FNMA POOL 009479                        8.5   05/01/08                                            9,945        10,035
FNMA POOL 010583                        8.25  06/01/08                                            3,447         3,566
FNMA POOL 011180                        8.5   08/01/08                                            2,941         2,968
FNMA POOL 011559                        8.25  05/01/08                                            4,615         4,774
FNMA POOL 013901                        11    12/01/15                                           15,281        16,946
FNMA POOL 015352                        8.25  05/01/08                                           15,905        16,451
FNMA POOL 015569                        8.25  05/01/10                                           36,709        37,969
FNMA POOL 015573                        9     05/01/09                                            8,349         8,573
FNMA POOL 016302                        8.25  01/01/09                                           15,428        15,957
FNMA POOL 016876                        8.25  05/01/08                                           15,123        15,629
FNMA POOL 017559                        8.5   02/01/15                                           10,136        10,620
FNMA POOL 019531                        9.5   06/01/08                                           16,084        16,569
FNMA POOL 019730                        10.5  12/01/15                                            6,809         7,661
FNMA POOL 024869                        9.5   06/01/16                                           43,349        45,380
FNMA POOL 026332                        9.5   04/01/16                                           20,728        21,982
FNMA POOL 027146                        9     10/01/07                                            9,804         9,906
FNMA POOL 029015 DTD 6/1/86             10.5  03/01/14                                           71,666        76,633
FNMA POOL 034127                        8     07/01/08                                           18,662        19,245
FNMA POOL 037138                        9     04/01/10                                            2,209         2,231
FNMA POOL 050680                        6.5   12/01/07                                            1,157         1,194
FNMA POOL 052597                              07/01/27(a)                                        37,637        38,489
FNMA POOL 053558                        9.5   07/01/17                                            3,886         4,121
FNMA POOL 054499                        9     04/01/15                                            8,845         9,473
FNMA POOL 054875                        8.5   11/01/08                                           35,298        36,953
FNMA POOL 055557                        9     10/01/07                                            8,308         8,531
FNMA POOL 055892                        9     05/01/15                                            9,643        10,158
FNMA POOL 057243                        9     06/01/11                                            4,769         5,020
FNMA POOL 057383                        8.5   07/01/17                                           66,585        70,238
FNMA POOL 058215                        9     02/01/17                                              615           653
FNMA POOL 058532                        8.5   05/01/15                                           38,791        40,872
FNMA POOL 058949                        9     01/01/17                                            7,783         8,335
FNMA POOL 059133                        9     09/01/16                                           18,528        19,694
FNMA POOL 059999                        9     07/01/09                                            2,897         2,975
FNMA POOL 063035                        8.25  09/01/11                                           23,226        24,194
FNMA POOL 063732                              12/01/17(a)                                        27,575        28,100
FNMA POOL 065129                        9     05/01/09                                          111,066       116,171
FNMA POOL 066018                        9     09/01/14                                           13,968        14,344
FNMA POOL 067691                        7.5   12/01/08                                            4,014         4,108
FNMA POOL 070017                        9.5   02/01/17                                            3,734         4,067
FNMA POOL 070302                              06/01/19(a)                                        23,348        23,992
FNMA POOL 070635                              06/01/20(a)                                        49,854        50,273
FNMA POOL 070666                              07/01/20(a)                                        19,349        19,511
FNMA POOL 070844                        9     06/01/17                                           11,870        11,993
FNMA POOL 070907                              03/01/18(a)                                       209,192       211,954
FNMA POOL 072926                        9     04/01/11                                           20,267        21,111
FNMA POOL 075507                        9     12/01/09                                            9,693        10,211
FNMA POOL 076795                        9     06/01/16                                           15,153        16,106

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FNMA POOL 002459                                          16,589         17,367
FNMA POOL 002475                                         176,441        190,941
FNMA POOL 004515                                           9,131          9,511
FNMA POOL 006222                                         341,858        364,922
FNMA POOL 006581                                          11,599         11,872
FNMA POOL 006886                                          99,422        108,474
FNMA POOL 007241                                          82,430         86,738
FNMA POOL 009479                                           9,945         10,035
FNMA POOL 010583                                           3,447          3,566
FNMA POOL 011180                                           2,941          2,968
FNMA POOL 011559                                           4,615          4,774
FNMA POOL 013901                                          15,281         16,946
FNMA POOL 015352                                          15,905         16,451
FNMA POOL 015569                                          36,709         37,969
FNMA POOL 015573                                           8,349          8,573
FNMA POOL 016302                                          15,428         15,957
FNMA POOL 016876                                          15,123         15,629
FNMA POOL 017559                                          10,136         10,620
FNMA POOL 019531                                          16,084         16,569
FNMA POOL 019730                                           6,809          7,661
FNMA POOL 024869                                          43,349         45,380
FNMA POOL 026332                                          20,728         21,982
FNMA POOL 027146                                           9,804          9,906
FNMA POOL 029015 DTD 6/1/86                               71,666         76,633
FNMA POOL 034127                                          18,662         19,245
FNMA POOL 037138                                           2,209          2,231
FNMA POOL 050680                                           1,157          1,194
FNMA POOL 052597                                          37,637         38,489
FNMA POOL 053558                                           3,886          4,121
FNMA POOL 054499                                           8,845          9,473
FNMA POOL 054875                                          35,298         36,953
FNMA POOL 055557                                           8,308          8,531
FNMA POOL 055892                                           9,643         10,158
FNMA POOL 057243                                           4,769          5,020
FNMA POOL 057383                                          66,585         70,238
FNMA POOL 058215                                             615            653
FNMA POOL 058532                                          38,791         40,872
FNMA POOL 058949                                           7,783          8,335
FNMA POOL 059133                                          18,528         19,694
FNMA POOL 059999                                           2,897          2,975
FNMA POOL 063035                                          23,226         24,194
FNMA POOL 063732                                          27,575         28,100
FNMA POOL 065129                                         111,066        116,171
FNMA POOL 066018                                          13,968         14,344
FNMA POOL 067691                                           4,014          4,108
FNMA POOL 070017                                           3,734          4,067
FNMA POOL 070302                                          23,348         23,992
FNMA POOL 070635                                          49,854         50,273
FNMA POOL 070666                                          19,349         19,511
FNMA POOL 070844                                          11,870         11,993
FNMA POOL 070907                                         209,192        211,954
FNMA POOL 072926                                          20,267         21,111
FNMA POOL 075507                                           9,693         10,211
FNMA POOL 076795                                          15,153         16,106

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FNMA POOL 080161                         9    09/01/13                                           23,795        24,786
FNMA POOL 081687                         8    03/01/09                                            6,975         7,235
FNMA POOL 082177                         9    07/01/08                                            6,013         6,335
FNMA POOL 085459                         9    05/01/18                                           43,591        45,922
FNMA POOL 085682                         8    12/01/08                                           18,610        19,285
FNMA POOL 087054                         9    09/01/19                                            4,225         4,491
FNMA POOL 088922                         9    08/01/17                                           29,481        31,336
FNMA POOL 089930                         8    07/01/09                                          165,933       171,952
FNMA POOL 095791                              08/01/19(a)                                        29,085        29,551
FNMA POOL 095792                              11/01/19(a)                                         3,528         3,620
FNMA POOL 096483                         9    06/01/10                                           18,200        19,174
FNMA POOL 098274                         9    05/01/18                                           17,673        18,785
FNMA POOL 107580                         9    10/01/19                                           45,613        48,484
FNMA POOL 111543                         9    07/01/15                                           12,912        13,450
FNMA POOL 111759                         9    07/01/16                                            8,105         8,323
FNMA POOL 116843                         8    07/01/09                                            3,209         3,260
FNMA POOL 120970                         9    05/01/17                                            3,589         3,781
FNMA POOL 121065                         9    05/01/10                                            6,873         7,209
FNMA POOL 124010                         10   02/01/06                                            1,124         1,136
FNMA POOL 124253                         9.5  12/01/06                                               66            67
FNMA POOL 124293                         10   10/01/06                                           45,394        46,340
FNMA POOL 124432                         9    06/01/07                                           55,406        56,995
FNMA POOL 124784                         9    08/01/07                                          189,902       190,244
FNMA POOL 124810                         8.5  06/01/15                                          149,434       152,958
FNMA POOL 125413                         6.5  08/01/10                                           28,483        29,999
FNMA POOL 128778                         9    10/01/16                                            9,898        10,427
FNMA POOL 134423                         9.5  03/01/11                                            1,101         1,168
FNMA POOL 137342                         8.5  09/01/21                                           69,790        73,619
FNMA POOL 137343                         9    08/01/21                                          343,863       365,502
FNMA POOL 137515                         9    07/01/20                                            4,890         5,151
FNMA POOL 137764                         9    06/01/17                                            2,041         2,150
FNMA POOL 139985                         7.5  12/01/06                                           13,223        13,579
FNMA POOL 141414                              12/01/31(a)                                        74,885        75,174
FNMA POOL 141632                         8    08/01/09                                           21,021        21,515
FNMA POOL 148426                         9    03/01/08                                            4,240         4,284
FNMA POOL 149439                         9    05/01/17                                            4,979         5,245
FNMA POOL 151966                         9    03/01/20                                            4,195         4,370
FNMA POOL 153358                         7.5  02/01/06                                            1,569         1,582
FNMA POOL 158805                         10   09/01/05                                            1,099         1,111
FNMA POOL 168998                         9    11/01/19                                            1,901         2,020
FNMA POOL 169005                         8.5  06/01/17                                           28,228        29,151
FNMA POOL 175279                         8.5  07/01/09                                           16,430        16,818
FNMA POOL 175289                         9    01/01/09                                            6,259         6,520
FNMA POOL 175292                         9    03/01/08                                            3,875         3,915
FNMA POOL 175571                         6.5  10/01/22                                           26,364        27,591
FNMA POOL 176353                         9    09/01/07                                          107,800       110,699
FNMA POOL 177173                         9    01/01/20                                              796           859
FNMA POOL 177176                         9    09/01/09                                           36,120        38,051
FNMA POOL 182156                         8.5  12/01/17                                           27,004        27,641
FNMA POOL 183176                         6.5  10/01/07                                            1,200         1,239
FNMA POOL 184484                         8.5  12/01/08                                              904           909
FNMA POOL 186404                         9    06/01/22                                            5,793         6,204
FNMA POOL 187850                         9    05/01/08                                           12,077        12,202
FNMA POOL 190255                         6.5  02/01/09                                            8,267         8,608

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FNMA POOL 080161                                          23,795         24,786
FNMA POOL 081687                                           6,975          7,235
FNMA POOL 082177                                           6,013          6,335
FNMA POOL 085459                                          43,591         45,922
FNMA POOL 085682                                          18,610         19,285
FNMA POOL 087054                                           4,225          4,491
FNMA POOL 088922                                          29,481         31,336
FNMA POOL 089930                                         165,933        171,952
FNMA POOL 095791                                          29,085         29,551
FNMA POOL 095792                                           3,528          3,620
FNMA POOL 096483                                          18,200         19,174
FNMA POOL 098274                                          17,673         18,785
FNMA POOL 107580                                          45,613         48,484
FNMA POOL 111543                                          12,912         13,450
FNMA POOL 111759                                           8,105          8,323
FNMA POOL 116843                                           3,209          3,260
FNMA POOL 120970                                           3,589          3,781
FNMA POOL 121065                                           6,873          7,209
FNMA POOL 124010                                           1,124          1,136
FNMA POOL 124253                                              66             67
FNMA POOL 124293                                          45,394         46,340
FNMA POOL 124432                                          55,406         56,995
FNMA POOL 124784                                         189,902        190,244
FNMA POOL 124810                                         149,434        152,958
FNMA POOL 125413                                          28,483         29,999
FNMA POOL 128778                                           9,898         10,427
FNMA POOL 134423                                           1,101          1,168
FNMA POOL 137342                                          69,790         73,619
FNMA POOL 137343                                         343,863        365,502
FNMA POOL 137515                                           4,890          5,151
FNMA POOL 137764                                           2,041          2,150
FNMA POOL 139985                                          13,223         13,579
FNMA POOL 141414                                          74,885         75,174
FNMA POOL 141632                                          21,021         21,515
FNMA POOL 148426                                           4,240          4,284
FNMA POOL 149439                                           4,979          5,245
FNMA POOL 151966                                           4,195          4,370
FNMA POOL 153358                                           1,569          1,582
FNMA POOL 158805                                           1,099          1,111
FNMA POOL 168998                                           1,901          2,020
FNMA POOL 169005                                          28,228         29,151
FNMA POOL 175279                                          16,430         16,818
FNMA POOL 175289                                           6,259          6,520
FNMA POOL 175292                                           3,875          3,915
FNMA POOL 175571                                          26,364         27,591
FNMA POOL 176353                                         107,800        110,699
FNMA POOL 177173                                             796            859
FNMA POOL 177176                                          36,120         38,051
FNMA POOL 182156                                          27,004         27,641
FNMA POOL 183176                                           1,200          1,239
FNMA POOL 184484                                             904            909
FNMA POOL 186404                                           5,793          6,204
FNMA POOL 187850                                          12,077         12,202
FNMA POOL 190255                                           8,267          8,608

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FNMA POOL 190583                         6    01/01/09                                        1,681,513     1,739,024
FNMA POOL 190584                         6.5  01/01/09                                           18,013        18,755
FNMA POOL 190723                         6    04/01/24                                          204,745       211,301
FNMA POOL 190836                         7    06/01/09                                           14,821        15,471
FNMA POOL 190982                         8    03/01/13                                            4,978         5,387
FNMA POOL 194934                         8.5  03/01/10                                           21,743        22,256
FNMA POOL 197226                         6.5  12/01/07                                            4,268         4,405
FNMA POOL 197884                         9    03/01/17                                            2,161         2,297
FNMA POOL 198847                         9    01/01/21                                           12,299        13,344
FNMA POOL 201895                         9    04/01/16                                            1,870         1,947
FNMA POOL 204039                         9.5  03/01/16                                           24,452        25,598
FNMA POOL 216420                         9.5  06/01/15                                            7,238         7,822
FNMA POOL 216634                         8    04/01/09                                           92,628        95,987
FNMA POOL 220094                         7.5  07/01/13                                           17,960        19,090
FNMA POOL 220482                         9    12/01/08                                           11,150        11,614
FNMA POOL 230371                         7    08/01/23                                          277,862       294,656
FNMA POOL 235359                         7    10/01/23                                           15,070        15,981
FNMA POOL 239574                         7    11/01/23                                           18,813        19,950
FNMA POOL 243766                         7    11/01/23                                           26,933        28,561
FNMA POOL 245249                         7    11/01/23                                           22,280        23,627
FNMA POOL 245404                         7    11/01/23                                           26,913        28,540
FNMA POOL 245469                         7    10/01/23                                           36,719        38,939
FNMA POOL 247032                         7    11/01/23                                            3,509         3,721
FNMA POOL 247305                         9    05/01/15                                            6,592         7,108
FNMA POOL 247517                         9    07/01/16                                           14,184        15,294
FNMA POOL 249293                         7    11/01/07                                            2,333         2,416
FNMA POOL 250167                         7.5  12/01/09                                           44,936        47,508
FNMA POOL 250247                         7.5  02/01/10                                            3,601         3,807
FNMA POOL 250303                         7.5  06/01/10                                           13,807        14,604
FNMA POOL 250326                         7    07/01/10                                           15,157        15,993
FNMA POOL 250341                         7    09/01/10                                           16,027        16,911
FNMA POOL 250352                         7    10/01/10                                            9,772        10,311
FNMA POOL 250441                         6.5  12/01/10                                            2,535         2,670
FNMA POOL 250482                         8    11/01/15                                            6,145         6,647
FNMA POOL 250508                         6    01/01/26                                            7,276         7,493
FNMA POOL 250569                         6    05/01/26                                           12,443        12,802
FNMA POOL 250831                         7.5  01/01/17                                           64,910        69,863
FNMA POOL 251657                         7.5  02/01/18                                           36,170        38,889
FNMA POOL 253398                         8    08/01/30                                            5,917         6,372
FNMA POOL 253813                         8    05/01/31                                           91,139        98,156
FNMA POOL 265842                         8.5  04/01/15                                           21,110        22,543
FNMA POOL 266210                         6    01/01/24                                          578,166       596,678
FNMA POOL 266954                         6    02/01/24                                           77,526        79,916
FNMA POOL 271799                         6    02/01/24                                           92,302        95,147
FNMA POOL 274194                         6    02/01/24                                           78,786        81,214
FNMA POOL 274619                         6    03/01/24                                          243,819       251,334
FNMA POOL 275064                         6    04/01/24                                          183,802       189,467
FNMA POOL 275426                         6    03/01/24                                          211,261       217,772
FNMA POOL 275438                         6    03/01/24                                           85,999        88,650
FNMA POOL 275454                         6    03/01/24                                          210,411       216,896
FNMA POOL 276591                         6    03/01/24                                          103,451       106,640
FNMA POOL 277256                         6    03/01/24                                          174,772       180,159
FNMA POOL 277394                         6    03/01/24                                          187,886       193,677
FNMA POOL 278016                         6    04/01/24                                           66,584        68,636

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FNMA POOL 190583                                       1,681,513      1,739,024
FNMA POOL 190584                                          18,013         18,755
FNMA POOL 190723                                         204,745        211,301
FNMA POOL 190836                                          14,821         15,471
FNMA POOL 190982                                           4,978          5,387
FNMA POOL 194934                                          21,743         22,256
FNMA POOL 197226                                           4,268          4,405
FNMA POOL 197884                                           2,161          2,297
FNMA POOL 198847                                          12,299         13,344
FNMA POOL 201895                                           1,870          1,947
FNMA POOL 204039                                          24,452         25,598
FNMA POOL 216420                                           7,238          7,822
FNMA POOL 216634                                          92,628         95,987
FNMA POOL 220094                                          17,960         19,090
FNMA POOL 220482                                          11,150         11,614
FNMA POOL 230371                                         277,862        294,656
FNMA POOL 235359                                          15,070         15,981
FNMA POOL 239574                                          18,813         19,950
FNMA POOL 243766                                          26,933         28,561
FNMA POOL 245249                                          22,280         23,627
FNMA POOL 245404                                          26,913         28,540
FNMA POOL 245469                                          36,719         38,939
FNMA POOL 247032                                           3,509          3,721
FNMA POOL 247305                                           6,592          7,108
FNMA POOL 247517                                          14,184         15,294
FNMA POOL 249293                                           2,333          2,416
FNMA POOL 250167                                          44,936         47,508
FNMA POOL 250247                                           3,601          3,807
FNMA POOL 250303                                          13,807         14,604
FNMA POOL 250326                                          15,157         15,993
FNMA POOL 250341                                          16,027         16,911
FNMA POOL 250352                                           9,772         10,311
FNMA POOL 250441                                           2,535          2,670
FNMA POOL 250482                                           6,145          6,647
FNMA POOL 250508                                           7,276          7,493
FNMA POOL 250569                                          12,443         12,802
FNMA POOL 250831                                          64,910         69,863
FNMA POOL 251657                                          36,170         38,889
FNMA POOL 253398                                           5,917          6,372
FNMA POOL 253813                                          91,139         98,156
FNMA POOL 265842                                          21,110         22,543
FNMA POOL 266210                                         578,166        596,678
FNMA POOL 266954                                          77,526         79,916
FNMA POOL 271799                                          92,302         95,147
FNMA POOL 274194                                          78,786         81,214
FNMA POOL 274619                                         243,819        251,334
FNMA POOL 275064                                         183,802        189,467
FNMA POOL 275426                                         211,261        217,772
FNMA POOL 275438                                          85,999         88,650
FNMA POOL 275454                                         210,411        216,896
FNMA POOL 276591                                         103,451        106,640
FNMA POOL 277256                                         174,772        180,159
FNMA POOL 277394                                         187,886        193,677
FNMA POOL 278016                                          66,584         68,636

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FNMA POOL 278038                         6    03/01/24                                          182,505       188,130
FNMA POOL 280181                         6    04/01/24                                          125,297       129,159
FNMA POOL 280188 280188                  6    04/01/24                                           30,938        31,891
FNMA POOL 281077                         6    04/01/24                                          104,261       107,474
FNMA POOL 282279                         6    04/01/24                                          144,639       149,097
FNMA POOL 282386                         6    05/01/24                                          238,285       245,629
FNMA POOL 283048                         6    05/01/24                                          139,066       143,353
FNMA POOL 283663                         6    04/01/24                                          219,260       226,018
FNMA POOL 286052                         6    06/01/24                                          104,465       107,684
FNMA POOL 286152                         6.5  06/01/09                                            1,664         1,743
FNMA POOL 286154                         6.5  06/01/09                                              297           311
FNMA POOL 286156                         6.5  06/01/09                                              981         1,028
FNMA POOL 291493                         6    08/01/24                                          103,195       106,376
FNMA POOL 309213                         7    09/01/10                                           22,425        23,662
FNMA POOL 313222                         7.5  11/01/11                                           24,168        25,373
FNMA POOL 313757                         7    10/01/12                                           43,910        46,367
FNMA POOL 316185                         8    06/01/25                                            5,777         6,258
FNMA POOL 316755                         7    07/01/10                                           27,190        28,557
FNMA POOL 320722                         6.5  09/01/25                                           76,947        80,423
FNMA POOL 321463                         7    10/01/10                                          167,440       176,676
FNMA POOL 327956                         6.5  04/01/11                                           52,443        55,223
FNMA POOL 327981                         6    03/01/26                                           22,543        23,194
FNMA POOL 329499                         6.5  11/01/25                                          156,172       163,228
FNMA POOL 330374                         7.5  12/01/23                                           90,229        97,172
FNMA POOL 334616                         7.5  10/01/23                                           27,915        30,063
FNMA POOL 335351                         6    02/01/26                                            5,454         5,612
FNMA POOL 339181                         6    04/01/26                                           10,819        11,131
FNMA POOL 339419                         6    03/01/26                                           72,995        75,102
FNMA POOL 356801                         6    12/01/08                                        2,032,120     2,101,622
FNMA POOL 370927                         7    02/01/27                                            7,515         7,953
FNMA POOL 371776                         7    02/01/27                                            5,300         5,599
FNMA POOL 430849                         6.5  05/01/26                                          253,538       264,993
FNMA POOL 434272                         6.5  09/01/28                                           22,835        23,826
FNMA POOL 450888                         6.5  12/01/28                                           19,839        20,700
FNMA POOL 457636                         6.5  01/01/29                                          220,413       229,976
FNMA POOL 501325                         6.5  06/01/29                                          293,807       306,356
FNMA POOL 516912                         8    03/01/30                                           10,328        11,123
FNMA POOL 524924                         8    02/01/30                                            3,098         3,336
FNMA POOL 527174                         7.5  12/01/14                                            1,418         1,500
FNMA POOL 530045                         8    02/01/30                                              250           270
FNMA POOL 535533                         8    10/01/30                                           97,322       104,812
FNMA POOL 535936                         8    04/01/31                                           72,867        78,476
FNMA POOL 545604                         8    09/01/31                                            4,907         5,285
FNMA POOL 555337                         8    11/01/32                                          284,098       305,965
FNMA POOL 556050 556050                  8    11/01/30                                          453,119       487,995
FNMA POOL 563869                         8    01/01/31                                            4,057         4,369
FNMA POOL 566720                         8    01/01/31                                          134,942       145,328
FNMA POOL 567649                         8    02/01/31                                            2,382         2,566
FNMA POOL 591440                         8    08/01/31                                            5,359         5,772
FNMA POOL 614352                         8    12/01/31                                           31,743        34,187
FNMA POOL 618843                         8    09/01/31                                          370,259       398,769
FNMA POOL 627133                         8    04/01/32                                           86,249        92,890
FNMA POOL 631005                         8    03/01/32                                           88,154        94,938
FNMA POOL 636140                         8    04/01/32                                          263,399       283,669

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FNMA POOL 278038                                         182,505        188,130
FNMA POOL 280181                                         125,297        129,159
FNMA POOL 280188 280188                                   30,938         31,891
FNMA POOL 281077                                         104,261        107,474
FNMA POOL 282279                                         144,639        149,097
FNMA POOL 282386                                         238,285        245,629
FNMA POOL 283048                                         139,066        143,353
FNMA POOL 283663                                         219,260        226,018
FNMA POOL 286052                                         104,465        107,684
FNMA POOL 286152                                           1,664          1,743
FNMA POOL 286154                                             297            311
FNMA POOL 286156                                             981          1,028
FNMA POOL 291493                                         103,195        106,376
FNMA POOL 309213                                          22,425         23,662
FNMA POOL 313222                                          24,168         25,373
FNMA POOL 313757                                          43,910         46,367
FNMA POOL 316185                                           5,777          6,258
FNMA POOL 316755                                          27,190         28,557
FNMA POOL 320722                                          76,947         80,423
FNMA POOL 321463                                         167,440        176,676
FNMA POOL 327956                                          52,443         55,223
FNMA POOL 327981                                          22,543         23,194
FNMA POOL 329499                                         156,172        163,228
FNMA POOL 330374                                          90,229         97,172
FNMA POOL 334616                                          27,915         30,063
FNMA POOL 335351                                           5,454          5,612
FNMA POOL 339181                                          10,819         11,131
FNMA POOL 339419                                          72,995         75,102
FNMA POOL 356801                                       2,032,120      2,101,622
FNMA POOL 370927                                           7,515          7,953
FNMA POOL 371776                                           5,300          5,599
FNMA POOL 430849                                         253,538        264,993
FNMA POOL 434272                                          22,835         23,826
FNMA POOL 450888                                          19,839         20,700
FNMA POOL 457636                                         220,413        229,976
FNMA POOL 501325                                         293,807        306,356
FNMA POOL 516912                                          10,328         11,123
FNMA POOL 524924                                           3,098          3,336
FNMA POOL 527174                                           1,418          1,500
FNMA POOL 530045                                             250            270
FNMA POOL 535533                                          97,322        104,812
FNMA POOL 535936                                          72,867         78,476
FNMA POOL 545604                                           4,907          5,285
FNMA POOL 555337                                         284,098        305,965
FNMA POOL 556050 556050                                  453,119        487,995
FNMA POOL 563869                                           4,057          4,369
FNMA POOL 566720                                         134,942        145,328
FNMA POOL 567649                                           2,382          2,566
FNMA POOL 591440                                           5,359          5,772
FNMA POOL 614352                                          31,743         34,187
FNMA POOL 618843                                         370,259        398,769
FNMA POOL 627133                                          86,249         92,890
FNMA POOL 631005                                          88,154         94,938
FNMA POOL 636140                                         263,399        283,669

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
FNMA POOL 636448                         8    04/01/32                                           43,510        46,859
FNMA POOL 645398                         8    05/01/32                                          805,961       867,983
FNMA POOL 648588                         8    05/01/32                                           52,450        56,487
FNMA POOL 648597                         8    06/01/32                                           32,016        34,480
FNMA POOL 650078                         8    07/01/32                                           12,474        13,434
FNMA POOL 656656                         8    05/01/32                                          225,708       243,077
FNMA POOL 660145                         8    08/01/32                                          134,673       145,036
FNMA POOL 661175                         8    06/01/32                                        1,028,105     1,107,222
FNMA POOL 662034                         8    07/01/32                                          105,371       113,479
FNMA POOL 665382                         8    10/01/32                                           73,999        79,693
FNMA POOL 684451                         8    03/01/33                                           39,969        43,053
FNMA POOL 693739                         8    08/01/27                                           72,448        78,347
FNMA POOL 694929                         8    03/01/33                                          137,298       147,888
FNMA POOL 698492                         8    02/01/33                                          495,498       533,629
FNMA POOL 712772                         8    01/01/31                                          794,413       855,577
FNMA POOL 713301                         8    06/01/33                                           31,972        34,438
FNMA POOL 725690                         6    08/01/34            22,123,621    22,714,242  124,847,294   128,180,269
FNMA POOL 749788                         8    12/01/30                                          170,406       183,522
FNMA POOL 754368                         8    04/01/32                                          150,704       162,308
FNMA TBA APR 30 SINGLE FAM               6.5  12/01/99(b)                                    60,000,000    62,381,280
FNMA TBA MAR 15 SINGLE FAM               5    12/01/99(b)          5,250,000     5,284,451   26,000,000    26,170,612
FNMA TBA MAR 15 SINGLE FAM               5.5  12/01/99(b)          3,500,000     3,584,217    6,800,000     6,963,622
FNMA TBA MAR 15 SINGLE FAM               6.5  12/01/99(b)                                    24,500,000    25,747,981
FNMA TBA MAR 30 SINGLE FAM               5    12/01/99(b)          2,600,000     2,561,811   15,000,000    14,779,680
                                                                              ------------               ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION TOTALS                                                             85,782,614                285,744,856
                                                                              ============               ============
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION                                                2.6%
GNMA 10.00% 162760 11/15/19                                            3,054  $      3,454
GNMA 10.00% 215587 4/15/19                                             1,525  $      1,725
GNMA 10.00% 215827 12/15/17                                            2,659  $      2,997
GNMA 10.00% 225179 10/15/17                                              365  $        412
GNMA 10.00% 258948 12/15/18                                              493  $        557
GNMA 10.00% 266955 11/15/18                                            1,190  $      1,344
GNMA 10.00% 273472 3/15/19                                             1,669  $      1,887
GNMA 10.00% 283895 4/15/20                                             1,941  $      2,198
GNMA 10.00% 295404 8/15/05                                             1,508  $      1,536
GNMA 10.00% 300636 11/15/20                                           24,274  $     27,485
GNMA 10.50% 226423 3/15/18                                               715  $        814
GNMA 10.50% 237073 1/15/18                                             1,366  $      1,555
GNMA 10.50% 257441 7/15/18                                            12,178  $     13,858
GNMA 10.50% 258198 10/15/18                                            3,466  $      3,944
GNMA 10.50% 294893 8/15/20                                             4,248  $      4,850
GNMA 10.50% 302822 1/15/21                                             3,024  $      3,456
GNMA 10.50% 304817 4/15/21                                            10,073  $     11,514
GNMA 11.00% 144576 11/15/15                                              168  $        180
GNMA 11.00% 147687 12/15/15                                            3,088  $      3,433
GNMA 11.00% 199969 8/15/19                                             8,730  $      9,749
GNMA 6.00% 416028 12/15/10                                            84,501  $     88,259
GNMA 7.00% 371635 2/15/09                                              1,866  $      1,961
GNMA 7.5% 357101 7/15/25                                               8,850  $      9,529
GNMA 7.5% 419927 12/15/25                                             49,042  $     52,801
GNMA 7.50% 345037 10/15/23                                            47,793  $     51,621
GNMA 7.50% 357265 10/15/23                                            73,530  $     79,419
GNMA 7.50% 394246 8/15/25                                            199,073  $    214,332
GNMA 7.50% 405151 10/15/25                                             5,070  $      5,459

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
FNMA POOL 636448                                          43,510         46,859
FNMA POOL 645398                                         805,961        867,983
FNMA POOL 648588                                          52,450         56,487
FNMA POOL 648597                                          32,016         34,480
FNMA POOL 650078                                          12,474         13,434
FNMA POOL 656656                                         225,708        243,077
FNMA POOL 660145                                         134,673        145,036
FNMA POOL 661175                                       1,028,105      1,107,222
FNMA POOL 662034                                         105,371        113,479
FNMA POOL 665382                                          73,999         79,693
FNMA POOL 684451                                          39,969         43,053
FNMA POOL 693739                                          72,448         78,347
FNMA POOL 694929                                         137,298        147,888
FNMA POOL 698492                                         495,498        533,629
FNMA POOL 712772                                         794,413        855,577
FNMA POOL 713301                                          31,972         34,438
FNMA POOL 725690                                     146,970,915    150,894,511
FNMA POOL 749788                                         170,406        183,522
FNMA POOL 754368                                         150,704        162,308
FNMA TBA APR 30 SINGLE FAM                            60,000,000     62,381,280
FNMA TBA MAR 15 SINGLE FAM                            31,250,000     31,455,063
FNMA TBA MAR 15 SINGLE FAM                            10,300,000     10,547,839
FNMA TBA MAR 15 SINGLE FAM                            24,500,000     25,747,981
FNMA TBA MAR 30 SINGLE FAM                            17,600,000     17,341,491
                                                                  -------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION TOTALS                                                 371,527,470
                                                                  =============
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION
GNMA 10.00% 162760 11/15/19                                3,054          3,454
GNMA 10.00% 215587 4/15/19                                 1,525          1,725
GNMA 10.00% 215827 12/15/17                                2,659          2,997
GNMA 10.00% 225179 10/15/17                                  365            412
GNMA 10.00% 258948 12/15/18                                  493            557
GNMA 10.00% 266955 11/15/18                                1,190          1,344
GNMA 10.00% 273472 3/15/19                                 1,669          1,887
GNMA 10.00% 283895 4/15/20                                 1,941          2,198
GNMA 10.00% 295404 8/15/05                                 1,508          1,536
GNMA 10.00% 300636 11/15/20                               24,274         27,485
GNMA 10.50% 226423 3/15/18                                   715            814
GNMA 10.50% 237073 1/15/18                                 1,366          1,555
GNMA 10.50% 257441 7/15/18                                12,178         13,858
GNMA 10.50% 258198 10/15/18                                3,466          3,944
GNMA 10.50% 294893 8/15/20                                 4,248          4,850
GNMA 10.50% 302822 1/15/21                                 3,024          3,456
GNMA 10.50% 304817 4/15/21                                10,073         11,514
GNMA 11.00% 144576 11/15/15                                  168            180
GNMA 11.00% 147687 12/15/15                                3,088          3,433
GNMA 11.00% 199969 8/15/19                                 8,730          9,749
GNMA 6.00% 416028 12/15/10                                84,501         88,259
GNMA 7.00% 371635 2/15/09                                  1,866          1,961
GNMA 7.5% 357101 7/15/25                                   8,850          9,529
GNMA 7.5% 419927 12/15/25                                 49,042         52,801
GNMA 7.50% 345037 10/15/23                                47,793         51,621
GNMA 7.50% 357265 10/15/23                                73,530         79,419
GNMA 7.50% 394246 8/15/25                                199,073        214,332
GNMA 7.50% 405151 10/15/25                                 5,070          5,459

                                                                    NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                       ACQUIRED FUND             ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
GNMA 7.50% POOL 319926 04/15/22                                       20,413  $     22,058
GNMA 8.00% 324394 6/15/22                                            178,608  $    193,889
GNMA 8.00% POOL # 500263 11/15/15                                     52,516  $     55,928
GNMA 8.50% 392694 10/15/09                                            16,661  $     17,816
GNMA 8.50% POOL 303752 01/15/22                                       21,797  $     23,989
GNMA 8.50% POOL 306550 12/15/21                                        7,891  $      8,675
GNMA 8.50% POOL 315109 01/15/22                                      135,301  $    148,908
GNMA 8.50% POOL 336382 10/15/22                                        6,173  $      6,794
GNMA 8.50% POOL 351242 09/15/22                                       20,155  $     22,182
GNMA 8.50% POOL 780390 12/15/22                                        8,974  $      9,863
GNMA 9.00% 325173 6/15/07                                              3,991  $      4,174
GNMA 9.50% 292408 6/15/05                                                142  $        145
GNMA 9.50% 294083 11/15/05                                             1,675  $      1,703
GNMA 9.50% 296586 2/15/06                                                627  $        652
GNMA I 8.00% POOL 428497 7/15/26                                     113,558  $    123,185
GNMA II 11.00% 1221 7/20/19                                              419  $        464
GNMA II 11.00% 1257 9/20/19                                            4,572  $      5,074
GNMA II POOL 000007                     12    09/20/13                                            4,755         5,315
GNMA II POOL 000013                     13    09/20/13                                           26,503        29,965
GNMA II POOL 000064                     12    01/20/14                                           10,190        11,414
GNMA II POOL 000079                     12    02/20/14                                           10,015        11,218
GNMA II POOL 000093                     12    03/20/14                                           11,148        12,488
GNMA II POOL 000145                     13    06/20/14                                            1,322         1,499
GNMA II POOL 000159                     12.5  07/20/14                                            9,644        10,869
GNMA II POOL 000160                     13    07/20/14                                            2,338         2,650
GNMA II POOL 000177                     12    08/20/14                                            2,485         2,784
GNMA II POOL 000180                     13.5  08/20/14                                            6,633         7,574
GNMA II POOL 000198                     12.5  09/20/14                                            3,009         3,391
GNMA II POOL 000200                     13.5  09/20/14                                            6,457         7,372
GNMA II POOL 000218                     12.5  10/20/14                                           10,762        12,130
GNMA II POOL 000240                     13.5  11/20/14                                           20,635        23,561
GNMA II POOL 000257                     13.5  12/20/14                                           19,892        22,713
GNMA II POOL 000291                     13.5  02/20/15                                            9,964        11,400
GNMA II POOL 000305                     12    03/20/15                                              497           558
GNMA II POOL 000338                     12.5  05/20/15                                            4,491         5,071
GNMA II POOL 000368                     12.5  07/20/15                                            6,861         7,747
GNMA II POOL 000407                     12    09/20/15                                           17,534        19,676
GNMA II POOL 000443                     12.5  11/20/15                                           10,146        11,457
GNMA II POOL 000461                     12    12/20/15                                            1,755         1,969
GNMA II POOL 000463                     13    12/20/15                                            4,080         4,213
GNMA II POOL 000473                     8.5   11/20/22                                           99,466       109,071
GNMA II POOL 000477                     10.5  01/20/16                                              376           423
GNMA II POOL 000498                     11.5  02/20/16                                           20,278        22,672
GNMA II POOL 000499                     12    02/20/16                                            5,703         6,409
GNMA II POOL 000660                     9     11/20/16                                          157,690       173,469
GNMA II POOL 000731                     9     03/20/17                                           67,301        74,227
GNMA II POOL 000930                     11.5  02/20/18                                            1,581         1,772
GNMA II POOL 000940                     8     03/20/23                                            1,511         1,632
GNMA II POOL 000963                     9     04/20/18                                          214,782       237,433
GNMA II POOL 000982                     9     05/20/18                                           87,701        96,950
GNMA II POOL 001203                     10.5  06/20/19                                           15,044        17,089
GNMA II POOL 001204                     11    06/20/19                                           27,858        30,999
GNMA II POOL 001220                     10.5  07/20/19                                           10,046        11,412
GNMA II POOL 001238                     10.5  08/20/19                                           20,329        23,093

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
GNMA 7.50% POOL 319926 04/15/22                           20,413         22,058
GNMA 8.00% 324394 6/15/22                                178,608        193,889
GNMA 8.00% POOL # 500263 11/15/15                         52,516         55,928
GNMA 8.50% 392694 10/15/09                                16,661         17,816
GNMA 8.50% POOL 303752 01/15/22                           21,797         23,989
GNMA 8.50% POOL 306550 12/15/21                            7,891          8,675
GNMA 8.50% POOL 315109 01/15/22                          135,301        148,908
GNMA 8.50% POOL 336382 10/15/22                            6,173          6,794
GNMA 8.50% POOL 351242 09/15/22                           20,155         22,182
GNMA 8.50% POOL 780390 12/15/22                            8,974          9,863
GNMA 9.00% 325173 6/15/07                                  3,991          4,174
GNMA 9.50% 292408 6/15/05                                    142            145
GNMA 9.50% 294083 11/15/05                                 1,675          1,703
GNMA 9.50% 296586 2/15/06                                    627            652
GNMA I 8.00% POOL 428497 7/15/26                         113,558        123,185
GNMA II 11.00% 1221 7/20/19                                  419            464
GNMA II 11.00% 1257 9/20/19                                4,572          5,074
GNMA II POOL 000007                                        4,755          5,315
GNMA II POOL 000013                                       26,503         29,965
GNMA II POOL 000064                                       10,190         11,414
GNMA II POOL 000079                                       10,015         11,218
GNMA II POOL 000093                                       11,148         12,488
GNMA II POOL 000145                                        1,322          1,499
GNMA II POOL 000159                                        9,644         10,869
GNMA II POOL 000160                                        2,338          2,650
GNMA II POOL 000177                                        2,485          2,784
GNMA II POOL 000180                                        6,633          7,574
GNMA II POOL 000198                                        3,009          3,391
GNMA II POOL 000200                                        6,457          7,372
GNMA II POOL 000218                                       10,762         12,130
GNMA II POOL 000240                                       20,635         23,561
GNMA II POOL 000257                                       19,892         22,713
GNMA II POOL 000291                                        9,964         11,400
GNMA II POOL 000305                                          497            558
GNMA II POOL 000338                                        4,491          5,071
GNMA II POOL 000368                                        6,861          7,747
GNMA II POOL 000407                                       17,534         19,676
GNMA II POOL 000443                                       10,146         11,457
GNMA II POOL 000461                                        1,755          1,969
GNMA II POOL 000463                                        4,080          4,213
GNMA II POOL 000473                                       99,466        109,071
GNMA II POOL 000477                                          376            423
GNMA II POOL 000498                                       20,278         22,672
GNMA II POOL 000499                                        5,703          6,409
GNMA II POOL 000660                                      157,690        173,469
GNMA II POOL 000731                                       67,301         74,227
GNMA II POOL 000930                                        1,581          1,772
GNMA II POOL 000940                                        1,511          1,632
GNMA II POOL 000963                                      214,782        237,433
GNMA II POOL 000982                                       87,701         96,950
GNMA II POOL 001203                                       15,044         17,089
GNMA II POOL 001204                                       27,858         30,999
GNMA II POOL 001220                                       10,046         11,412
GNMA II POOL 001238                                       20,329         23,093

                                                                     NATIONS GOVERNMENT         COLUMBIA FEDERAL
                                                                      SECURITIES FUND           SECURITIES FUND
                                                                        ACQUIRED FUND            ACQUIRING FUND
                                                                  ------------------------  -------------------------
                                                                     PAR      MARKET VALUE      PAR      MARKET VALUE
                                                                  ----------  ------------  -----------  ------------
GNMA II POOL 001256                     10.5  09/20/19                                           19,082        21,676
GNMA II POOL 001614                     9     05/20/21                                            7,738         8,600
GNMA II POOL 001926                     9.5   12/20/24                                           27,709        31,078
GNMA II POOL 001941                     9.5   01/20/25                                           19,392        21,754
GNMA II POOL 008025                           08/20/22(a)                                         9,150         9,240
GNMA II POOL 008217                           06/20/23(a)                                        41,857        42,618
GNMA II POOL 008972                           05/20/22(a)                                        64,399        65,253
GNMA II POOL 102127                     12.5  10/20/13                                           25,415        28,581
GNMA II POOL 112158                     12    02/20/14                                           15,515        17,379
GNMA II POOL 112254                     12    04/20/14                                           76,604        85,807
GNMA II POOL 113973                     13.5  11/20/14                                           46,539        53,140
GNMA II POOL 117509                     12.5  05/20/15                                           24,971        28,032
GNMA II POOL 170976                     9.5   02/20/18                                          117,954       132,282
GNMA II POOL 212458                     8     07/20/17                                           33,332        36,088
GNMA II POOL 220101                     9     06/20/17                                          122,300       134,885
GNMA II POOL 220102                     8     06/20/17                                           36,044        39,024
GNMA II POOL 220103                     8     06/20/17                                           24,233        26,237
GNMA II POOL 225019                     8     06/20/17                                          105,660       114,396
GNMA II POOL 225020                     8     06/20/17                                           54,148        58,625
GNMA II POOL 248490                     10    07/20/18                                           21,246        23,900
GNMA PL 40767 13.0% 02/15/11                                           4,243  $      4,788
GNMA PL 45234 13.0% 02/15/11                                             427  $        482
GNMA PL 45855 13.0% 04/15/11                                           7,001  $      7,901
GNMA PL330231 7.0% MAT 06/15/23                                       25,610  $     27,273
GNMA PL339902 8.0% MAT 02/15/23                                      127,675  $    138,541
GNMA POOL 006300                        8     06/15/05                                              242           244
GNMA POOL 012175                        7.5   04/15/06                                            5,607         5,724
GNMA POOL 012329                        8     09/15/06                                               48            49
GNMA POOL 014172                        7.5   02/15/07                                            3,651         3,766
GNMA POOL 014462                        7.5   12/15/06                                            5,520         5,636
GNMA POOL 014682                        7.5   03/15/07                                            8,685         8,958
GNMA POOL 014719                        7.5   02/15/07                                            2,472         2,550
GNMA POOL 015174                        7.5   02/15/07                                            6,026         6,215
GNMA POOL 015192                        7.5   02/15/07                                              716           739
GNMA POOL 015527                        7.5   03/15/07                                            3,844         3,965
GNMA POOL 015586                        7.5   02/15/07                                            2,189         2,258
GNMA POOL 015627                        7.5   02/15/07                                            7,154         7,379
GNMA POOL 017673                        8     08/15/07                                              777           802
GNMA POOL 021482                        9     09/15/08                                            5,624         5,932
GNMA POOL 023267                        9     09/15/08                                            6,752         7,122
GNMA POOL 023288                        9     08/15/08                                           21,773        22,965
GNMA POOL 023511                        9     09/15/08                                            5,524         5,827
GNMA POOL 023740                        9     08/15/08                                           10,448        11,020
GNMA POOL 023811                        9     08/15/08                                            6,556         6,915
GNMA POOL 023953                        9     11/15/08                                           19,220        20,272
GNMA POOL 023956                        9     02/15/09                                           12,987        13,825
GNMA POOL 023997                        9     11/15/08                                            8,371         8,829
GNMA POOL 024823                        9     12/15/08                                           16,981        17,911
GNMA POOL 025916                        8     04/15/08                                              413           431
GNMA POOL 025933                        9     08/15/08                                           37,833        39,904
GNMA POOL 026327                        9     09/15/08                                           38,644        40,759
GNMA POOL 026391                        9     09/15/08                                           22,518        23,750
GNMA POOL 026664                        9     11/15/08                                            1,151         1,214
GNMA POOL 026718                        9     10/15/08                                            7,871         8,302

                                        COMPLIANCE       PROFORMA COMBINED
                                        -----------  --------------------------
                                        ADJUSTMENTS     PAR       MARKET VALUE
                                        -----------  -----------  -------------
GNMA II POOL 001256                                       19,082         21,676
GNMA II POOL 001614                                        7,738          8,600
GNMA II POOL 001926                                       27,709         31,078
GNMA II POOL 001941                                       19,392         21,754
GNMA II POOL 008025                                        9,150          9,240
GNMA II POOL 008217                                       41,857         42,618
GNMA II POOL 008972                                       64,399         65,253
GNMA II POOL 102127                                       25,415         28,581
GNMA II POOL 112158                                       15,515         17,379
GNMA II POOL 112254                                       76,604         85,807
GNMA II POOL 113973                                       46,539         53,140
GNMA II POOL 117509                                       24,971         28,032
GNMA II POOL 170976                                      117,954        132,282
GNMA II POOL 212458                                       33,332         36,088
GNMA II POOL 220101                                      122,300        134,885
GNMA II POOL 220102                                       36,044         39,024
GNMA II POOL 220103                                       24,233         26,237
GNMA II POOL 225019                                      105,660        114,396
GNMA II POOL 225020                                       54,148         58,625
GNMA II POOL 248490                                       21,246         23,900
GNMA PL 40767 13.0% 02/15/11                               4,243          4,788
GNMA PL 45234 13.0% 02/15/11                                 427            482
GNMA PL 45855 13.0% 04/15/11                               7,001          7,901
GNMA PL330231 7.0% MAT 06/15/23                           25,610         27,273
GNMA PL339902 8.0% MAT 02/15/23                          127,675        138,541
GNMA POOL 006300                                             242            244
GNMA POOL 012175                                           5,607          5,724
GNMA POOL 012329                                              48             49
GNMA POOL 014172                                           3,651          3,766
GNMA POOL 014462                                           5,520          5,636
GNMA POOL 014682                                           8,685          8,958
GNMA POOL 014719                                           2,472          2,550
GNMA POOL 015174                                           6,026          6,215
GNMA POOL 015192                                             716            739
GNMA POOL 015527                                           3,844          3,965
GNMA POOL 015586                                           2,189          2,258
GNMA POOL 015627                                           7,154          7,379
GNMA POOL 017673                                             777            802
GNMA POOL 021482                                           5,624          5,932
GNMA POOL 023267                                           6,752          7,122
GNMA POOL 023288                                          21,773         22,965
GNMA POOL 023511                                           5,524          5,827
GNMA POOL 023740                                          10,448         11,020
GNMA POOL 023811                                           6,556          6,915
GNMA POOL 023953                                          19,220         20,272
GNMA POOL 023956                                          12,987         13,825
GNMA POOL 023997                                           8,371          8,829
GNMA POOL 024823                                          16,981         17,911
GNMA POOL 025916                                             413            431
GNMA POOL 025933                                          37,833         39,904
GNMA POOL 026327                                          38,644         40,759
GNMA POOL 026391                                          22,518         23,750
GNMA POOL 026664                                           1,151          1,214
GNMA POOL 026718                                           7,871          8,302

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 026764                 9     09/15/08                           16,912       17,838                 16,912      17,838
GNMA POOL 027427                 9     12/15/08                           24,157       25,479                 24,157      25,479
GNMA POOL 027524                 9     04/15/09                            9,325        9,926                  9,325       9,926
GNMA POOL 027632                 9     10/15/08                            7,937        8,371                  7,937       8,371
GNMA POOL 027732                 9     12/15/08                            1,070        1,129                  1,070       1,129
GNMA POOL 027898 DTD 11/1/78     9     11/15/08                           18,752       19,778                 18,752      19,778
GNMA POOL 028343                 9     03/15/09                           56,491       60,133                 56,491      60,133
GNMA POOL 028468                 9     11/15/08                           17,166       18,106                 17,166      18,106
GNMA POOL 028481                 9     11/15/08                            7,384        7,788                  7,384       7,788
GNMA POOL 028483 DTD 12/1/78     9     12/15/08                           18,052       19,040                 18,052      19,040
GNMA POOL 028531                 9     01/15/09                           30,885       32,876                 30,885      32,876
GNMA POOL 028787                 9     03/15/09                            7,170        7,632                  7,170       7,632
GNMA POOL 028869                 9     02/15/09                           12,510       13,317                 12,510      13,317
GNMA POOL 029024                 9     02/15/09                           10,748       11,441                 10,748      11,441
GNMA POOL 029037                 9.5   09/15/09                           64,939       69,668                 64,939      69,668
GNMA POOL 029168                 9     05/15/09                           42,756       45,512                 42,756      45,512
GNMA POOL 029292                 9     02/15/09                            6,499        6,918                  6,499       6,918
GNMA POOL 029717                 9     03/15/09                           17,018       18,116                 17,018      18,116
GNMA POOL 030263                 11    12/15/09                           18,010       19,640                 18,010      19,640
GNMA POOL 030400                 9.5   07/15/09                           26,794       28,746                 26,794      28,746
GNMA POOL 030483                 9     03/15/09                           39,560       42,111                 39,560      42,111
GNMA POOL 031560                 9     05/15/09                              372          396                    372         396
GNMA POOL 031624                 9     05/15/09                           92,521       98,485                 92,521      98,485
GNMA POOL 031672                 9.5   09/15/09                           55,181       59,199                 55,181      59,199
GNMA POOL 031691                 9.5   06/15/09                           87,235       93,587                 87,235      93,587
GNMA POOL 031783                 9.5   07/15/09                           19,782       21,223                 19,782      21,223
GNMA POOL 031965                 9.5   09/15/09                           48,417       51,942                 48,417      51,942
GNMA POOL 032358                 9     06/15/09                          143,892      153,168                143,892     153,168
GNMA POOL 032383                 9     06/15/09                           62,370       66,390                 62,370      66,390
GNMA POOL 032478                 9.5   07/15/09                           23,345       25,045                 23,345      25,045
GNMA POOL 032515                 9.5   08/15/09                           31,988       34,318                 31,988      34,318
GNMA POOL 032813                 9     05/15/09                           43,582       46,392                 43,582      46,392
GNMA POOL 032902                 9.5   06/15/09                           67,143       72,033                 67,143      72,033
GNMA POOL 033440                 11    01/15/10                              152          167                    152         167
GNMA POOL 033496                 9.5   08/15/09                           33,940       36,411                 33,940      36,411
GNMA POOL 033647                 9.5   08/15/09                           49,750       53,373                 49,750      53,373
GNMA POOL 033752                 12.5  06/15/10                            8,492        9,416                  8,492       9,416
GNMA POOL 034261                 9.5   08/15/09                           65,269       70,022                 65,269      70,022
GNMA POOL 034299                 9.5   10/15/09                           61,073       65,521                 61,073      65,521
GNMA POOL 034757                 12.5  04/15/10                            2,761        3,087                  2,761       3,087
GNMA POOL 034759                 12.5  04/15/10                            5,090        5,692                  5,090       5,692
GNMA POOL 035306                 9     06/15/09                            7,379        7,854                  7,379       7,854
GNMA POOL 035347                 11    02/15/10                            8,216        9,025                  8,216       9,025
GNMA POOL 036240                 12.5  04/15/10                           17,279       19,321                 17,279      19,321
GNMA POOL 036328                 12.5  05/15/10                           11,660       13,038                 11,660      13,038
GNMA POOL 036359                 11.5  03/15/10                            7,784        8,620                  7,784       8,620
GNMA POOL 036363                 11    02/15/10                              888          976                    888         976
GNMA POOL 036423                 11    12/15/09                           10,226       11,151                 10,226      11,151
GNMA POOL 036661                 11    12/15/09                           10,380       11,319                 10,380      11,319
GNMA POOL 037729                 9.5   10/15/09                           31,249       33,525                 31,249      33,525
GNMA POOL 037808                 12.5  06/15/10                            3,826        4,279                  3,826       4,279
GNMA POOL 037953                 13.5  05/15/10                           15,938       18,051                 15,938      18,051
GNMA POOL 038058                 11.5  03/15/10                            3,503        3,879                  3,503       3,879
GNMA POOL 038070                 13.5  05/15/10                            1,103        1,249                  1,103       1,249

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 038204                 12.5  05/15/10                            7,888        8,820                  7,888       8,820
GNMA POOL 038345                 11    01/15/10                            1,081        1,187                  1,081       1,187
GNMA POOL 038454                 12.5  04/15/10                            3,931        4,395                  3,931       4,395
GNMA POOL 038464                 12.5  05/15/10                            5,712        6,387                  5,712       6,387
GNMA POOL 038475                 10.63 05/15/10                           12,269       13,400                 12,269      13,400
GNMA POOL 038688                 12.5  05/15/10                           14,019       15,676                 14,019      15,676
GNMA POOL 038697                 12.5  05/15/10                            2,631        2,835                  2,631       2,835
GNMA POOL 038812                 12.5  06/15/10                            7,564        8,459                  7,564       8,459
GNMA POOL 039042 DTD 5/1/80      12.5  05/15/10                            1,001        1,120                  1,001       1,120
GNMA POOL 039096                 12.5  06/15/10                           26,598       29,741                 26,598      29,741
GNMA POOL 039124                 11.5  04/15/10                            2,044        2,264                  2,044       2,264
GNMA POOL 039198                 11    07/15/10                            4,602        5,055                  4,602       5,055
GNMA POOL 039209                 11.5  03/15/10                            2,515        2,785                  2,515       2,785
GNMA POOL 039212                 12.5  05/15/10                            3,873        4,330                  3,873       4,330
GNMA POOL 039246                 12.5  07/15/10                            1,074        1,201                  1,074       1,201
GNMA POOL 039272                 11    02/15/10                              263          289                    263         289
GNMA POOL 039293                 11    03/15/10                           17,811       19,564                 17,811      19,564
GNMA POOL 039309                 10.5  02/15/10                            6,267        6,861                  6,267       6,861
GNMA POOL 039314                 12.5  04/15/10                            3,215        3,594                  3,215       3,594
GNMA POOL 039334                 12.5  04/15/10                           13,038       14,579                 13,038      14,579
GNMA POOL 039371                 11.5  04/15/10                           11,155       12,353                 11,155      12,353
GNMA POOL 039372                 12.5  05/15/10                            2,834        3,169                  2,834       3,169
GNMA POOL 039373                 12.5  05/15/10                            5,933        6,634                  5,933       6,634
GNMA POOL 039414                 12.5  06/15/10                            4,263        4,767                  4,263       4,767
GNMA POOL 039479                 12.5  04/15/10                           10,158       11,359                 10,158      11,359
GNMA POOL 039576                 12.5  04/15/10                            3,002        3,356                  3,002       3,356
GNMA POOL 039581                 12.5  06/15/10                            9,169       10,253                  9,169      10,253
GNMA POOL 039684                 11    09/15/10                            9,563       10,504                  9,563      10,504
GNMA POOL 039738                 12.5  04/15/10                              959        1,073                    959       1,073
GNMA POOL 039763                 12.5  12/15/10                            5,111        5,714                  5,111       5,714
GNMA POOL 039840                 12.5  04/15/10                           14,665       16,200                 14,665      16,200
GNMA POOL 039878                 12.5  07/15/10                            1,608        1,798                  1,608       1,798
GNMA POOL 039938                 12.5  08/15/10                           16,388       18,325                 16,388      18,325
GNMA POOL 039978                 12.5  04/15/10                            6,833        7,640                  6,833       7,640
GNMA POOL 040105                 12.5  04/15/10                            9,704       10,850                  9,704      10,850
GNMA POOL 040131                 12.5  05/15/10                            2,173        2,430                  2,173       2,430
GNMA POOL 040150                 12.5  05/15/10                            6,680        7,469                  6,680       7,469
GNMA POOL 040330                 12.5  06/15/10                            2,747        3,071                  2,747       3,071
GNMA POOL 040334                 12.5  09/15/10                            5,344        5,975                  5,344       5,975
GNMA POOL 040421                 12.5  05/15/10                            9,207       10,295                  9,207      10,295
GNMA POOL 040482                 12.5  04/15/10                            1,526        1,707                  1,526       1,707
GNMA POOL 040491                 12.5  06/15/10                            8,753        9,788                  8,753       9,788
GNMA POOL 040496                 13.5  05/15/10                              519          489                    519         489
GNMA POOL 040499                 12.5  04/15/10                              803          756                    803         756
GNMA POOL 040616                 11    09/15/10                           11,589       12,729                 11,589      12,729
GNMA POOL 040622 DTD 5/1/80      12.5  05/15/10                           19,748       22,082                 19,748      22,082
GNMA POOL 040637                 12.5  05/15/10                           11,245       12,462                 11,245      12,462
GNMA POOL 040663                 12.5  07/15/10                            5,618        6,282                  5,618       6,282
GNMA POOL 040695                 13.5  07/15/10                            2,163        2,450                  2,163       2,450
GNMA POOL 040723                 12.5  04/15/10                            8,350        9,336                  8,350       9,336
GNMA POOL 040725                 12.5  05/15/10                              971        1,086                    971       1,086
GNMA POOL 040747                 12.5  06/15/10                            3,402        3,804                  3,402       3,804
GNMA POOL 040888                 12.5  05/15/10                            2,759        3,085                  2,759       3,085
GNMA POOL 040898                 11    03/15/10                               84           93                     84          93

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------

GNMA POOL 040916                 12.5  05/15/10                            5,295        5,921                  5,295       5,921
GNMA POOL 041054                 12.5  05/15/10                           15,284       17,091                 15,284      17,091
GNMA POOL 041081                 12.5  06/15/10                           21,025       23,510                 21,025      23,510
GNMA POOL 041093 DTD 6/1/80      12.5  05/15/10                            3,869        4,326                  3,869       4,326
GNMA POOL 041095 DTD 6/1/80      12.5  06/15/10                            3,114        3,483                  3,114       3,483
GNMA POOL 041142                 12.5  06/15/10                           32,473       36,311                 32,473      36,311
GNMA POOL 041190                 12.5  10/15/10                           19,529       21,837                 19,529      21,837
GNMA POOL 041263                 13.5  06/15/10                            2,757        3,122                  2,757       3,122
GNMA POOL 041264                 12.5  06/15/10                            5,813        6,500                  5,813       6,500
GNMA POOL 041266                 12.5  05/15/10                              466          441                    466         441
GNMA POOL 041506                 11    07/15/10                              466          512                    466         512
GNMA POOL 041569                 11    08/15/10                            1,813        1,991                  1,813       1,991
GNMA POOL 041574                 11    07/15/10                              694          762                    694         762
GNMA POOL 041603                 12.5  07/15/10                           12,855       14,374                 12,855      14,374
GNMA POOL 041680                 12.5  06/15/10                              704          788                    704         788
GNMA POOL 041736                 11    08/15/10                            2,510        2,757                  2,510       2,757
GNMA POOL 041818                 12.5  12/15/10                            1,627        1,655                  1,627       1,655
GNMA POOL 041819                 13    01/15/11                           20,743       23,409                 20,743      23,409
GNMA POOL 041835                 11    08/15/10                           13,323       14,634                 13,323      14,634
GNMA POOL 041848                 11    07/15/10                            9,871       10,842                  9,871      10,842
GNMA POOL 041953                 11    09/15/10                            6,568        7,214                  6,568       7,214
GNMA POOL 041999                 12.5  07/15/10                            6,244        6,982                  6,244       6,982
GNMA POOL 042007                 11.5  07/15/10                            7,960        8,815                  7,960       8,815
GNMA POOL 042056                 12.5  12/15/10                            8,503        9,508                  8,503       9,508
GNMA POOL 042075                 12.5  07/15/10                           10,086       11,278                 10,086      11,278
GNMA POOL 042359                 13    04/15/11                            3,400        3,837                  3,400       3,837
GNMA POOL 042368                 12.5  07/15/10                           55,852       62,454                 55,852      62,454
GNMA POOL 042403                 12.5  10/15/10                            1,586        1,774                  1,586       1,774
GNMA POOL 042404                 12.5  11/15/10                            7,791        8,712                  7,791       8,712
GNMA POOL 042461                 12.5  12/15/10                           15,012       16,786                 15,012      16,786
GNMA POOL 042464                 11    08/15/10                            1,634        1,794                  1,634       1,794
GNMA POOL 042658                 11    08/15/10                            8,963        9,845                  8,963       9,845
GNMA POOL 042731                 13    04/15/11                            5,467        6,169                  5,467       6,169
GNMA POOL 042756                 11    09/15/10                            1,508        1,656                  1,508       1,656
GNMA POOL 042840                 11    09/15/10                            3,862        4,242                  3,862       4,242
GNMA POOL 042917                 11.5  09/15/10                           33,841       37,476                 33,841      37,476
GNMA POOL 042949                 11    08/15/10                            8,474        9,308                  8,474       9,308
GNMA POOL 042965                 11    09/15/10                           14,567       16,000                 14,567      16,000
GNMA POOL 043016                 12.5  12/15/10                            5,238        5,857                  5,238       5,857
GNMA POOL 043184                 12.5  11/15/10                            4,873        5,449                  4,873       5,449
GNMA POOL 043277                 12.5  11/15/10                            6,011        6,721                  6,011       6,721
GNMA POOL 043362                 12.5  11/15/10                            1,681        1,880                  1,681       1,880
GNMA POOL 043543                 13    01/15/11                            3,642        3,820                  3,642       3,820
GNMA POOL 043561                 11.5  10/15/10                            6,198        6,864                  6,198       6,864
GNMA POOL 043563                 12.5  12/15/10                            2,952        3,301                  2,952       3,301
GNMA POOL 043596                 11.5  10/15/10                            3,684        4,080                  3,684       4,080
GNMA POOL 043603                 12.5  12/15/10                           21,773       24,346                 21,773      24,346
GNMA POOL 043829                 12.5  11/15/10                           13,120       14,671                 13,120      14,671
GNMA POOL 044059                 12.5  12/15/10                              467          522                    467         522
GNMA POOL 044105                 11.5  10/15/10                            5,711        6,324                  5,711       6,324
GNMA POOL 044106                 11.5  10/15/10                            2,325        2,575                  2,325       2,575
GNMA POOL 044119                 11.5  10/15/10                           17,488       19,367                 17,488      19,367
GNMA POOL 044120                 12.5  11/15/10                            5,134        5,740                  5,134       5,740
GNMA POOL 044252                 11    09/15/10                            4,709        5,173                  4,709       5,173

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------

GNMA POOL 044254                 11    08/15/10                            1,114        1,223                  1,114       1,223
GNMA POOL 044266                 13    01/15/11                            2,851        3,218                  2,851       3,218
GNMA POOL 044308                 13.5  05/15/11                           21,550       24,498                 21,550      24,498
GNMA POOL 044326                 12.5  12/15/10                           13,879       15,519                 13,879      15,519
GNMA POOL 044358                 11.5  10/15/10                            3,763        4,168                  3,763       4,168
GNMA POOL 044419                 12.5  06/15/10                           21,345       23,868                 21,345      23,868
GNMA POOL 044477                 12.5  11/15/10                            2,147        2,401                  2,147       2,401
GNMA POOL 044525                 14    06/15/11                            2,706        2,858                  2,706       2,858
GNMA POOL 044541                 12.5  12/15/10                           17,782       19,884                 17,782      19,884
GNMA POOL 044609                 11.5  10/15/10                            2,702        2,992                  2,702       2,992
GNMA POOL 044614 12 1/2 12/15/10 12.5  12/15/10                            1,933        2,161                  1,933       2,161
GNMA POOL 044630                 12.5  11/15/10                            1,804        2,017                  1,804       2,017
GNMA POOL 044647                 12.5  12/15/10                           18,781       21,001                 18,781      21,001
GNMA POOL 044679                 12.5  12/15/10                           10,982       12,280                 10,982      12,280
GNMA POOL 044683                 12.5  12/15/10                           18,966       21,207                 18,966      21,207
GNMA POOL 044713                 13    02/15/11                            6,804        7,678                  6,804       7,678
GNMA POOL 044725                 12.5  12/15/10                           22,391       25,037                 22,391      25,037
GNMA POOL 044757                 13    03/15/11                            2,758        3,113                  2,758       3,113
GNMA POOL 044778                 12.5  11/15/10                            1,256        1,248                  1,256       1,248
GNMA POOL 044784                 13    02/15/11                            7,061        7,969                  7,061       7,969
GNMA POOL 044807                 12.5  11/15/10                           19,465       21,766                 19,465      21,766
GNMA POOL 044831                 11.5  10/15/10                            3,689        4,085                  3,689       4,085
GNMA POOL 044839                 12.5  10/15/10                            7,203        8,055                  7,203       8,055
GNMA POOL 044843                 13    01/15/11                            8,449        9,535                  8,449       9,535
GNMA POOL 044881                 12.5  11/15/10                           60,987       68,195                 60,987      68,195
GNMA POOL 044921                 12.5  01/15/11                            3,121        3,501                  3,121       3,501
GNMA POOL 044936                 12.5  12/15/10                              948          971                    948         971
GNMA POOL 044940                 12.5  12/15/10                           18,131       20,274                 18,131      20,274
GNMA POOL 044965                 13    02/15/11                            6,170        6,963                  6,170       6,963
GNMA POOL 045021                 9     12/15/09                           26,261       27,954                 26,261      27,954
GNMA POOL 045087                 12.5  11/15/10                            3,372        3,596                  3,372       3,596
GNMA POOL 045193                 13    03/15/11                           10,841       12,234                 10,841      12,234
GNMA POOL 045196                 13    04/15/11                            6,543        7,384                  6,543       7,384
GNMA POOL 045218                 12.5  12/15/10                            4,897        5,434                  4,897       5,434
GNMA POOL 045221 DTD 01/01/81    12.5  12/15/10                            2,000        2,236                  2,000       2,236
GNMA POOL 045223                 13    01/15/11                            8,290        9,355                  8,290       9,355
GNMA POOL 045235                 13.5  05/15/11                            1,176        1,336                  1,176       1,336
GNMA POOL 045261                 13.5  04/15/11                            7,481        8,504                  7,481       8,504
GNMA POOL 045278                 12.5  12/15/10                           22,214       24,840                 22,214      24,840
GNMA POOL 045341                 13    01/15/11                           24,469       27,025                 24,469      27,025
GNMA POOL 045360                 12.5  12/15/10                            3,301        3,691                  3,301       3,691
GNMA POOL 045459                 13    02/15/11                            1,585        1,789                  1,585       1,789
GNMA POOL 045488                 12.5  11/15/10                            3,538        3,956                  3,538       3,956
GNMA POOL 045552                 12.5  11/15/10                           11,430       12,780                 11,430      12,780
GNMA POOL 045633                 13.5  05/15/11                            3,561        4,048                  3,561       4,048
GNMA POOL 045668                 12.5  12/15/10                            1,483        1,659                  1,483       1,659
GNMA POOL 045691                 13.5  05/15/11                           11,000       12,504                 11,000      12,504
GNMA POOL 045714 DTD 11/1/80     12.5  11/15/10                            5,952        6,655                  5,952       6,655
GNMA POOL 045730                 12.5  11/15/10                            4,910        5,456                  4,910       5,456
GNMA POOL 045752                 12.5  12/15/10                           12,243       13,690                 12,243      13,690
GNMA POOL 045790                 12.5  01/15/11                           14,900       16,717                 14,900      16,717
GNMA POOL 045799                 12.5  12/15/10                           12,194       13,450                 12,194      13,450
GNMA POOL 045801                 12.5  12/15/10                            9,598       10,732                  9,598      10,732
GNMA POOL 045850                 12.5  12/15/10                           31,000       34,665                 31,000      34,665

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 045972                 12.5  12/15/10                            2,925        3,271                  2,925       3,271
GNMA POOL 046079                 13    04/15/11                           13,918       15,707                 13,918      15,707
GNMA POOL 046220                 12.5  12/15/10                           14,743       16,485                 14,743      16,485
GNMA POOL 046250                 12.5  01/15/11                           18,868       21,169                 18,868      21,169
GNMA POOL 046252                 13    01/15/11                           13,147       14,837                 13,147      14,837
GNMA POOL 046256                 13    02/15/11                           10,194       11,505                 10,194      11,505
GNMA POOL 046559                 13    04/15/11                           15,248       17,208                 15,248      17,208
GNMA POOL 046590                 12.5  12/15/10                            5,136        5,684                  5,136       5,684
GNMA POOL 046591                 12.5  12/15/10                            6,593        7,373                  6,593       7,373
GNMA POOL 046594                 12.5  01/15/11                            1,523        1,709                  1,523       1,709
GNMA POOL 046598                 13    01/15/11                            2,039        2,301                  2,039       2,301
GNMA POOL 046737                 13    03/15/11                           10,820       12,211                 10,820      12,211
GNMA POOL 046862                 13    01/15/11                            2,184        2,464                  2,184       2,464
GNMA POOL 046866                 13    04/15/11                            1,828        2,063                  1,828       2,063
GNMA POOL 046897                 14    06/15/11                            5,828        6,669                  5,828       6,669
GNMA POOL 046999                 13    03/15/11                           19,707       22,239                 19,707      22,239
GNMA POOL 047013                 13.5  10/15/10                           11,774       13,334                 11,774      13,334
GNMA POOL 047109                 13    02/15/11                           16,789       18,947                 16,789      18,947
GNMA POOL 047115                 12.5  11/15/10                           29,250       32,707                 29,250      32,707
GNMA POOL 047127                 12.5  12/15/10                            5,522        6,175                  5,522       6,175
GNMA POOL 047221                 13    04/15/11                           41,373       46,690                 41,373      46,690
GNMA POOL 047229                 12.5  12/15/10                           10,868       12,152                 10,868      12,152
GNMA POOL 047276                 12.5  01/15/11                            4,588        5,148                  4,588       5,148
GNMA POOL 047330                 13.5  05/15/11                           10,923       12,417                 10,923      12,417
GNMA POOL 047350                 12.5  01/15/11                            7,176        8,052                  7,176       8,052
GNMA POOL 047453                 11.5  05/15/11                            6,420        7,143                  6,420       7,143
GNMA POOL 047678                 13.5  05/15/11                            7,716        8,772                  7,716       8,772
GNMA POOL 047688                 13    04/15/11                           10,231       11,546                 10,231      11,546
GNMA POOL 047712                 12.5  01/15/11                            2,827        3,172                  2,827       3,172
GNMA POOL 047903                 13    02/15/11                           11,407       12,873                 11,407      12,873
GNMA POOL 048235                 11    09/15/10                            2,436        2,676                  2,436       2,676
GNMA POOL 048239                 13    04/15/11                           10,555       11,911                 10,555      11,911
GNMA POOL 048491                 13    04/15/11                           30,174       34,052                 30,174      34,052
GNMA POOL 048557                 11    06/15/11                           11,924       13,148                 11,924      13,148
GNMA POOL 048564                 11    10/15/10                            2,471        2,714                  2,471       2,714
GNMA POOL 048832                 15    09/15/11                           46,554       53,881                 46,554      53,881
GNMA POOL 048881                 13    04/15/11                           23,404       26,412                 23,404      26,412
GNMA POOL 049352                 12    07/15/11                            2,997        3,343                  2,997       3,343
GNMA POOL 049367                 12.5  05/15/11                           19,477       21,852                 19,477      21,852
GNMA POOL 049700                 10.5  09/15/10                            1,537        1,682                  1,537       1,682
GNMA POOL 050747                 13.5  11/15/12                            6,791        7,743                  6,791       7,743
GNMA POOL 051036                 11    04/15/11                            6,955        7,669                  6,955       7,669
GNMA POOL 051276                 11.5  09/15/11                            5,600        6,230                  5,600       6,230
GNMA POOL 051680                 13    06/15/11                           15,462       17,449                 15,462      17,449
GNMA POOL 052060                 12.5  09/15/11                            3,052        3,425                  3,052       3,425
GNMA POOL 052131                 13.5  05/15/11                           11,072       12,587                 11,072      12,587
GNMA POOL 052166                 14.5  10/15/12                            9,309       10,742                  9,309      10,742
GNMA POOL 054227                 14    03/15/12                            6,166        7,080                  6,166       7,080
GNMA POOL 054585                 13    10/15/12                           17,625       19,947                 17,625      19,947
GNMA POOL 054825                 12    12/15/12                           24,294       27,173                 24,294      27,173
GNMA POOL 055286                 13    06/15/12                           33,621       38,050                 33,621      38,050
GNMA POOL 055552                 12    02/15/13                           24,013       26,937                 24,013      26,937
GNMA POOL 056123                 12    01/15/13                           19,081       21,404                 19,081      21,404
GNMA POOL 056275                 15    07/15/12                            3,088        3,587                  3,088       3,587

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 056567                 13    06/15/12                            5,936        6,718                  5,936       6,718
GNMA POOL 056630                 13.5  11/15/12                           23,660       26,976                 23,660      26,976
GNMA POOL 056635                 13    12/15/12                            6,370        7,210                  6,370       7,210
GNMA POOL 056640                 13    02/15/13                            6,288        7,135                  6,288       7,135
GNMA POOL 056916                 15    09/15/12                            8,800       10,221                  8,800      10,221
GNMA POOL 056918                 11.5  03/15/13                           16,281       18,230                 16,281      18,230
GNMA POOL 056965                 10.5  06/15/13                            7,068        7,922                  7,068       7,922
GNMA POOL 057097                 11.5  02/15/13                            4,503        5,042                  4,503       5,042
GNMA POOL 057194                 12    01/15/13                            6,554        7,352                  6,554       7,352
GNMA POOL 057226                 12    12/15/12                           16,760       18,747                 16,760      18,747
GNMA POOL 057364                 11.5  01/15/13                            1,391        1,558                  1,391       1,558
GNMA POOL 057490                 12    01/15/13                            2,474        2,775                  2,474       2,775
GNMA POOL 057494                 13.5  11/15/12                            5,679        6,474                  5,679       6,474
GNMA POOL 057495                 11.5  04/15/13                           16,961       18,992                 16,961      18,992
GNMA POOL 057496                 12    12/15/12                            5,099        5,703                  5,099       5,703
GNMA POOL 057499                 12    02/15/13                            1,922        2,156                  1,922       2,156
GNMA POOL 057500                 11.5  02/15/13                            8,614        9,645                  8,614       9,645
GNMA POOL 057597                 11.5  01/15/13                            3,876        4,291                  3,876       4,291
GNMA POOL 057651                 12    12/15/12                            5,553        6,211                  5,553       6,211
GNMA POOL 058074                 13.5  10/15/12                            3,337        3,804                  3,337       3,804
GNMA POOL 058260                 12    02/15/13                            3,782        4,243                  3,782       4,243
GNMA POOL 058321                 11.5  04/15/13                            7,767        8,696                  7,767       8,696
GNMA POOL 058380                 12    12/15/12                            4,179        4,675                  4,179       4,675
GNMA POOL 058418                 12    01/15/13                            3,922        4,400                  3,922       4,400
GNMA POOL 058525                 11    01/15/13                           11,462       12,700                 11,462      12,700
GNMA POOL 058600                 12    12/15/12                            6,766        7,568                  6,766       7,568
GNMA POOL 058739                 11.5  02/15/13                            7,545        8,449                  7,545       8,449
GNMA POOL 058743                 11.5  03/15/13                            8,422        9,430                  8,422       9,430
GNMA POOL 058746                 11.5  04/15/13                           10,741       12,026                 10,741      12,026
GNMA POOL 058757                 13.5  06/15/13                           11,122       12,715                 11,122      12,715
GNMA POOL 058871                 11.5  06/15/13                            1,781        1,994                  1,781       1,994
GNMA POOL 058906                 11.5  03/15/13                            1,002        1,122                  1,002       1,122
GNMA POOL 058919                 11.5  04/15/13                            2,708        3,032                  2,708       3,032
GNMA POOL 058932                 11.5  06/15/13                           34,313       38,421                 34,313      38,421
GNMA POOL 058977                 12    01/15/13                            5,321        5,969                  5,321       5,969
GNMA POOL 058981                 11.5  06/15/13                              228          255                    228         255
GNMA POOL 058989                 12    09/15/13                            3,030        3,399                  3,030       3,399
GNMA POOL 059002                 11.5  02/15/13                              695          778                    695         778
GNMA POOL 059004                 11.5  04/15/13                            3,727        4,173                  3,727       4,173
GNMA POOL 059028                 12    12/15/12                            3,880        4,340                  3,880       4,340
GNMA POOL 059070                 11.5  02/15/13                               85           91                     85          91
GNMA POOL 059112                 12    11/15/12                            4,641        5,191                  4,641       5,191
GNMA POOL 059124                 11.5  04/15/13                           42,711       47,825                 42,711      47,825
GNMA POOL 059125                 11.5  05/15/13                            9,243       10,350                  9,243      10,350
GNMA POOL 059130                 11.5  08/15/13                           15,915       17,821                 15,915      17,821
GNMA POOL 059137                 12    03/15/13                           13,351       14,977                 13,351      14,977
GNMA POOL 059175                 12    12/15/12                           10,483       11,725                 10,483      11,725
GNMA POOL 059176                 12    12/15/12                            6,488        7,257                  6,488       7,257
GNMA POOL 059240                 13.5  11/15/12                           17,452       19,897                 17,452      19,897
GNMA POOL 059262                 12    12/15/12                            4,498        5,032                  4,498       5,032
GNMA POOL 059264                 12    02/15/13                            8,525        9,563                  8,525       9,563
GNMA POOL 059285                 11.5  03/15/13                              765          856                    765         856
GNMA POOL 059309                 12    01/15/13                            2,314        2,566                  2,314       2,566
GNMA POOL 059310                 11.5  03/15/13                            7,255        8,124                  7,255       8,124

                                                     NATIONS GOVERNMENT   COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 059379                 11.5  01/15/13                            2,054        2,300                  2,054       2,300
GNMA POOL 059386                 11.5  05/15/13                           10,128       11,340                 10,128      11,340
GNMA POOL 059538                 11.5  01/15/13                            8,633        9,666                  8,633       9,666
GNMA POOL 059561                 12    12/15/12                            4,889        5,469                  4,889       5,469
GNMA POOL 059582                 12    01/15/13                            7,967        8,937                  7,967       8,937
GNMA POOL 059595                 11.5  02/15/13                           23,573       26,395                 23,573      26,395
GNMA POOL 059598                 11.5  05/15/13                           21,836       24,450                 21,836      24,450
GNMA POOL 059660                 11.5  03/15/13                           13,052       14,615                 13,052      14,615
GNMA POOL 059721                 11.5  03/15/13                            6,667        7,466                  6,667       7,466
GNMA POOL 059727                 12    01/15/13                            5,112        5,735                  5,112       5,735
GNMA POOL 059729                 11.5  02/15/13                           33,740       37,780                 33,740      37,780
GNMA POOL 059730 DTD 3/1/83      11.5  02/15/13                            2,493        2,791                  2,493       2,791
GNMA POOL 059818                 11.5  01/15/13                            2,945        3,298                  2,945       3,298
GNMA POOL 059823                 12    12/15/12                           21,688       24,259                 21,688      24,259
GNMA POOL 059829                 12    01/15/13                           25,262       28,338                 25,262      28,338
GNMA POOL 059889                 12    09/15/13                           17,932       20,115                 17,932      20,115
GNMA POOL 059896                 11.5  06/15/13                            1,424        1,595                  1,424       1,595
GNMA POOL 059908                 11.5  03/15/13                            5,892        6,598                  5,892       6,598
GNMA POOL 059910                 11.5  05/15/13                           17,024       19,062                 17,024      19,062
GNMA POOL 059915                 11.5  07/15/13                           17,059       19,102                 17,059      19,102
GNMA POOL 060006                 11.5  04/15/13                            8,208        9,191                  8,208       9,191
GNMA POOL 060008                 11.5  07/15/13                            5,429        6,079                  5,429       6,079
GNMA POOL 060012                 11.5  06/15/13                            2,376        2,660                  2,376       2,660
GNMA POOL 060046                 11.5  04/15/13                           11,911       13,337                 11,911      13,337
GNMA POOL 060069                 11.5  08/15/13                            4,667        5,226                  4,667       5,226
GNMA POOL 060073                 12    09/15/13                            3,184        3,572                  3,184       3,572
GNMA POOL 060089                 11.5  03/15/13                           13,997       15,673                 13,997      15,673
GNMA POOL 060202                 11    07/15/13                            4,598        5,095                  4,598       5,095
GNMA POOL 060203                 11.5  07/15/13                            5,740        6,428                  5,740       6,428
GNMA POOL 060212                 13.5  11/15/12                            4,873        5,556                  4,873       5,556
GNMA POOL 060223                 13    11/15/12                            8,537        9,662                  8,537       9,662
GNMA POOL 060253                 12    02/15/13                            3,075        3,193                  3,075       3,193
GNMA POOL 060282                 12    08/15/13                           12,397       13,907                 12,397      13,907
GNMA POOL 060347                 11.5  06/15/13                            8,134        9,108                  8,134       9,108
GNMA POOL 060353                 12    12/15/12                           11,065       12,376                 11,065      12,376
GNMA POOL 060411                 11.5  04/15/13                           15,605       17,473                 15,605      17,473
GNMA POOL 060535                 11.5  04/15/13                            6,387        7,152                  6,387       7,152
GNMA POOL 060540                 11.5  03/15/13                           14,004       15,681                 14,004      15,681
GNMA POOL 060556                 12    12/15/12                           28,871       32,293                 28,871      32,293
GNMA POOL 060761                 12    12/15/12                            1,202        1,345                  1,202       1,345
GNMA POOL 060800                 12    12/15/12                            6,350        7,103                  6,350       7,103
GNMA POOL 060806                 13    12/15/12                            5,389        6,099                  5,389       6,099
GNMA POOL 060841                 12    02/15/13                           29,341       32,914                 29,341      32,914
GNMA POOL 060924                 12    01/15/13                            7,560        8,480                  7,560       8,480
GNMA POOL 061151                 12    08/15/13                            5,885        6,601                  5,885       6,601
GNMA POOL 061156                 12    01/15/13                           12,936       14,511                 12,936      14,511
GNMA POOL 061157                 11.5  02/15/13                            3,554        3,980                  3,554       3,980
GNMA POOL 061192                 11.5  04/15/13                            1,248        1,397                  1,248       1,397
GNMA POOL 061201                 12    12/15/12                            2,140        2,394                  2,140       2,394
GNMA POOL 061205                 11.5  05/15/13                               92          103                     92         103
GNMA POOL 061295                 12    02/15/13                            8,657        9,711                  8,657       9,711
GNMA POOL 061445                 12    12/15/12                            5,389        6,028                  5,389       6,028
GNMA POOL 061447                 11.5  01/15/13                           15,581       17,446                 15,581      17,446
GNMA POOL 061490                 11.5  02/15/13                            6,887        7,712                  6,887       7,712

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 061605                 11.5  01/15/13                            6,047        6,771                  6,047       6,771
GNMA POOL 061612                 12    01/15/13                           45,715       51,281                 45,715      51,281
GNMA POOL 061684 DTD 04/01/83    11.5  04/15/13                            1,798        1,979                  1,798       1,979
GNMA POOL 061691                 11.5  02/15/13                            3,830        4,289                  3,830       4,289
GNMA POOL 061754                 11.5  03/15/13                           10,066       11,271                 10,066      11,271
GNMA POOL 061812                 12    02/15/13                            1,050        1,178                  1,050       1,178
GNMA POOL 061863                 11.5  03/15/13                           11,445       12,815                 11,445      12,815
GNMA POOL 062005                 13    10/15/13                           18,327       20,794                 18,327      20,794
GNMA POOL 062059                 11.5  02/15/13                           10,677       11,955                 10,677      11,955
GNMA POOL 062104                 11.5  01/15/13                            9,914       11,101                  9,914      11,101
GNMA POOL 062123                 12.5  12/15/13                           12,414       14,010                 12,414      14,010
GNMA POOL 062347                 11.5  06/15/13                            7,490        8,386                  7,490       8,386
GNMA POOL 062370                 11.5  04/15/13                           10,372       11,613                 10,372      11,613
GNMA POOL 062384                 12    01/15/13                           13,783       15,461                 13,783      15,461
GNMA POOL 062385                 11.5  01/15/13                            4,844        5,424                  4,844       5,424
GNMA POOL 062724                 11.5  02/15/13                            7,061        7,906                  7,061       7,906
GNMA POOL 062730                 11    02/15/13                            2,171        2,405                  2,171       2,405
GNMA POOL 062824                 11.5  05/15/13                            1,490        1,668                  1,490       1,668
GNMA POOL 062868                 11.5  03/15/13                           11,329       12,685                 11,329      12,685
GNMA POOL 063009                 12    12/15/12                            5,585        6,247                  5,585       6,247
GNMA POOL 063011                 11.5  03/15/13                           30,190       33,804                 30,190      33,804
GNMA POOL 063145                 12    02/15/13                            9,882       11,086                  9,882      11,086
GNMA POOL 063320                 11.5  04/15/13                            7,431        8,321                  7,431       8,321
GNMA POOL 063435                 11.5  04/15/13                            1,367        1,521                  1,367       1,521
GNMA POOL 063489                 13    02/15/13                           10,347       11,740                 10,347      11,740
GNMA POOL 063491                 12    02/15/13                            2,454        2,752                  2,454       2,752
GNMA POOL 063507                 11.5  03/15/13                            2,449        2,742                  2,449       2,742
GNMA POOL 063557                 11.5  04/15/13                            7,809        8,744                  7,809       8,744
GNMA POOL 063588                 12    03/15/13                            2,963        3,324                  2,963       3,324
GNMA POOL 063605                 11.5  03/15/13                            2,136        2,392                  2,136       2,392
GNMA POOL 063628                 11.5  02/15/13                            1,953        2,187                  1,953       2,187
GNMA POOL 063787                 11.5  04/15/13                           13,115       14,685                 13,115      14,685
GNMA POOL 063788                 11.5  06/15/13                            7,488        8,385                  7,488       8,385
GNMA POOL 063794                 11.5  04/15/13                            1,600        1,791                  1,600       1,791
GNMA POOL 063798                 11.5  05/15/13                            4,124        4,617                  4,124       4,617
GNMA POOL 063806                 11.5  02/15/13                            7,724        8,648                  7,724       8,648
GNMA POOL 063807                 12    03/15/13                            4,673        5,242                  4,673       5,242
GNMA POOL 063816                 11.5  03/15/13                           20,159       22,572                 20,159      22,572
GNMA POOL 063822 DTD 3/1/83      11.5  03/15/13                            3,493        3,911                  3,493       3,911
GNMA POOL 063902                 11.5  04/15/13                           21,177       23,713                 21,177      23,713
GNMA POOL 063920 10 1/2% 3/15/13 10.5  03/15/13                              642          720                    642         720
GNMA POOL 064132                 11.5  06/15/13                            2,208        2,472                  2,208       2,472
GNMA POOL 064290                 11.5  05/15/13                            5,732        6,418                  5,732       6,418
GNMA POOL 064302                 13    05/15/13                            4,816        5,464                  4,816       5,464
GNMA POOL 064339                 11.5  05/15/13                            1,977        2,214                  1,977       2,214
GNMA POOL 064422                 11.5  05/15/13                            1,130        1,215                  1,130       1,215
GNMA POOL 064507                 11.5  04/15/13                           22,520       25,216                 22,520      25,216
GNMA POOL 064647                 11.5  07/15/13                            1,218        1,364                  1,218       1,364
GNMA POOL 064662                 12    08/15/13                           14,022       15,730                 14,022      15,730
GNMA POOL 064668                 11.5  03/15/13                            2,232        2,499                  2,232       2,499
GNMA POOL 064830                 11.5  03/15/13                            1,193        1,336                  1,193       1,336
GNMA POOL 064947                 11.5  03/15/13                           15,307       17,139                 15,307      17,139
GNMA POOL 065030                 11.5  04/15/13                            1,171        1,311                  1,171       1,311
GNMA POOL 065032                 11.5  04/15/13                            5,748        6,436                  5,748       6,436

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 065053                 12    06/15/13                           10,078       11,305                 10,078      11,305
GNMA POOL 065065                 12    02/15/13                            8,766        9,833                  8,766       9,833
GNMA POOL 065070                 11.5  06/15/13                           14,005       15,682                 14,005      15,682
GNMA POOL 065181                 11.5  05/15/13                           21,397       23,958                 21,397      23,958
GNMA POOL 065280                 12.5  01/15/14                           35,645       40,316                 35,645      40,316
GNMA POOL 065282                 11.5  05/15/13                           19,817       22,190                 19,817      22,190
GNMA POOL 065363                 11.5  04/15/13                           16,813       18,826                 16,813      18,826
GNMA POOL 065368                 11.5  03/15/13                            9,333        9,961                  9,333       9,961
GNMA POOL 065385                 11    07/15/13                            1,863        2,064                  1,863       2,064
GNMA POOL 065466                 11.5  06/15/13                            1,321        1,479                  1,321       1,479
GNMA POOL 065708                 11.5  05/15/13                           65,552       73,400                 65,552      73,400
GNMA POOL 065801                 11.5  04/15/13                            6,521        7,302                  6,521       7,302
GNMA POOL 065832                 13    09/15/13                            4,391        4,982                  4,391       4,982
GNMA POOL 065925                 12.5  11/15/13                            1,418        1,600                  1,418       1,600
GNMA POOL 065960                 11.5  04/15/13                           38,542       43,157                 38,542      43,157
GNMA POOL 065981                 10.5  07/15/13                           12,473       13,980                 12,473      13,980
GNMA POOL 066154                 11.5  07/15/13                           10,187       11,406                 10,187      11,406
GNMA POOL 066187                 12    08/15/13                            1,037        1,163                  1,037       1,163
GNMA POOL 066367 DTD 04/01/83    11.5  03/15/13                           14,171       15,868                 14,171      15,868
GNMA POOL 066562                 11.5  05/15/13                           40,927       45,827                 40,927      45,827
GNMA POOL 066599                 11.5  04/15/13                              103          115                    103         115
GNMA POOL 066686                 11.5  04/15/13                            1,394        1,560                  1,394       1,560
GNMA POOL 066752                 11.5  04/15/13                            2,090        2,340                  2,090       2,340
GNMA POOL 066774                 11.5  08/15/13                            5,131        5,745                  5,131       5,745
GNMA POOL 066783                 11    07/15/13                           15,271       16,920                 15,271      16,920
GNMA POOL 067234                 11.5  05/15/13                            5,317        5,953                  5,317       5,953
GNMA POOL 067235                 11.5  06/15/13                            4,557        5,103                  4,557       5,103
GNMA POOL 067283                 11.5  07/15/13                            6,826        7,643                  6,826       7,643
GNMA POOL 067325                 12    05/15/13                           10,045       11,268                 10,045      11,268
GNMA POOL 067368                 12    09/15/13                            5,218        5,854                  5,218       5,854
GNMA POOL 067502                 11.5  04/15/13                            1,709        1,913                  1,709       1,913
GNMA POOL 067529                 12.5  10/15/13                           22,660       25,574                 22,660      25,574
GNMA POOL 067656                 11.5  05/15/13                            8,433        9,443                  8,433       9,443
GNMA POOL 067726                 11.5  08/15/13                            2,069        2,316                  2,069       2,316
GNMA POOL 067905                 12    09/15/13                            1,307        1,466                  1,307       1,466
GNMA POOL 068002                 11.5  05/15/13                              623          631                    623         631
GNMA POOL 068050                 12    05/15/13                           22,563       25,310                 22,563      25,310
GNMA POOL 068085                 12    01/15/14                            5,788        6,506                  5,788       6,506
GNMA POOL 068109                 11.5  07/15/13                            3,071        3,438                  3,071       3,438
GNMA POOL 068337                 11    07/15/13                            2,160        2,370                  2,160       2,370
GNMA POOL 068522                 11.5  05/15/13                            8,887        9,951                  8,887       9,951
GNMA POOL 068523                 11.5  06/15/13                            5,684        6,365                  5,684       6,365
GNMA POOL 068537                 12    04/15/14                           21,886       24,603                 21,886      24,603
GNMA POOL 068540                 12.5  06/15/14                            4,914        5,558                  4,914       5,558
GNMA POOL 068630                 11.5  07/15/13                           33,599       37,621                 33,599      37,621
GNMA POOL 068762                 11.5  07/15/13                           14,659       16,414                 14,659      16,414
GNMA POOL 068970 DTD 01/01/84    12    01/15/14                            6,492        7,298                  6,492       7,298
GNMA POOL 068973                 11.5  06/15/13                            7,878        8,821                  7,878       8,821
GNMA POOL 068977                 11.5  06/15/13                           18,828       21,082                 18,828      21,082
GNMA POOL 068985                 11.5  05/15/13                            9,431       10,560                  9,431      10,560
GNMA POOL 069022                 11.5  06/15/13                            2,957        3,312                  2,957       3,312
GNMA POOL 069077                 12    09/15/13                            4,665        5,233                  4,665       5,233
GNMA POOL 069391                 11.5  06/15/13                               29           33                     29          33
GNMA POOL 069393                 11.5  05/15/13                            2,074        2,323                  2,074       2,323

                                                     NATIONS GOVERNMENT    COLUMBIA FEDERAL
                                                      SECURITIES FUND      SECURITIES FUND
                                                       ACQUIRED FUND        ACQUIRING FUND      COMPLIANCE      PROFORMA COMBINED
                                                     ------------------  ---------------------  -----------   ---------------------
                                                     PAR  MARKET VALUE    PAR     MARKET VALUE  ADJUSTMENTS    PAR     MARKET VALUE
                                                     ---  -------------  ------   ------------  -----------  --------  ------------
GNMA POOL 069394                 11.5  05/15/13                              190          213                    190         213
GNMA POOL 069398                 11    07/15/13                              101          112                    101         112
GNMA POOL 069410                 12.5  12/15/13                            2,617        2,954                  2,617       2,954
GNMA POOL 069508                 11.5  05/15/13                              736          824                    736         824
GNMA POOL 069518                 11.5  04/15/13                            1,568        1,756                  1,568       1,756
GNMA POOL 069691                 11.5  08/15/13                               94          105                     94         105
GNMA POOL 069994                 12    09/15/13                           15,226       17,080                 15,226      17,080
GNMA POOL 070183                 12.5  12/15/13                           16,967       19,149                 16,967      19,149
GNMA POOL 070188                 12.5  10/15/13                            4,270        4,819                  4,270       4,819
GNMA POOL 070191                 12    09/15/13                           10,898       12,225                 10,898      12,225
GNMA POOL 070338                 12    08/15/13                            1,940        2,068                  1,940       2,068
GNMA POOL 070484                 12    08/15/13                           12,438       13,953                 12,438      13,953
GNMA POOL 070523                 12    09/15/13                            2,604        2,921                  2,604       2,921
GNMA POOL 070818                 12    08/15/13                            3,670        4,116                  3,670       4,116
GNMA POOL 071114                 12    08/15/13                           11,853       13,296                 11,853      13,296
GNMA POOL 071230                 11.5  06/15/13                            6,686        7,487                  6,686       7,487
GNMA POOL 071330                 11.5  07/15/13                            6,040        6,763                  6,040       6,763
GNMA POOL 071349                 12    09/15/13                           13,584       15,238                 13,584      15,238
GNMA POOL 071466                 11.5  05/15/13                            8,273        9,264                  8,273       9,264
GNMA POOL 071467                 12    11/15/12                              870          974                    870         974
GNMA POOL 091145                 12.5  06/15/10                           15,675       17,470                 15,675      17,470
GNMA POOL 091180                 11    02/15/10                           21,696       23,751                 21,696      23,751
GNMA POOL 092442                 11    08/15/10                           18,207       19,932                 18,207      19,932
GNMA POOL 092478                 11    09/15/10                           13,721       15,021                 13,721      15,021
GNMA POOL 092497                 12.5  07/15/10                           13,135       14,639                 13,135      14,639
GNMA POOL 092510                 11    08/15/10                            2,441        2,673                  2,441       2,673
GNMA POOL 092515                 11    11/15/10                            5,895        6,453                  5,895       6,453
GNMA POOL 092561                 11    09/15/10                            2,704        2,960                  2,704       2,960
GNMA POOL 092562                 11    09/15/10                           16,647       18,224                 16,647      18,224
GNMA POOL 092568                 11    08/15/10                            3,273        3,584                  3,273       3,584
GNMA POOL 093179                 11    09/15/10                              530          580                    530         580
GNMA POOL 093418                 11    10/15/10                           23,166       25,360                 23,166      25,360
GNMA POOL 093467                 11    09/15/10                           10,088       11,044                 10,088      11,044
GNMA POOL 093502                 11    11/15/10                            5,349        5,855                  5,349       5,855
GNMA POOL 097646                 11.5  06/15/13                           14,297       15,955                 14,297      15,955
GNMA POOL 097652                 11.75 08/15/13                            5,699        6,343                  5,699       6,343
GNMA POOL 097933                 11.5  07/15/13                           26,505       29,581                 26,505      29,581
GNMA POOL 098441                 11.5  04/15/13                            7,757        8,657                  7,757       8,657
GNMA POOL 098545                 11.5  05/15/13                            8,494        9,480                  8,494       9,480
GNMA POOL 098565                 11.5  06/15/13                            3,622        4,043                  3,622       4,043
GNMA POOL 098705                 12.25 02/15/14                           17,782       19,956                 17,782      19,956
GNMA POOL 098943                 11.75 07/15/13                           19,219       21,394                 19,219      21,394
GNMA POOL 100024                 12    09/15/13                            3,027        3,395                  3,027       3,395
GNMA POOL 100080                 12    02/15/14                           22,422       25,205                 22,422      25,205
GNMA POOL 100233                 11    07/15/13                            2,993        3,316                  2,993       3,316
GNMA POOL 100321                 12    08/15/13                            9,557       10,721                  9,557      10,721
GNMA POOL 100357                 11.5  08/15/13                            6,014        6,734                  6,014       6,734
GNMA POOL 100487                 11.5  08/15/13                            1,595        1,786                  1,595       1,786
GNMA POOL 100494                 12    09/15/13                           13,105       14,701                 13,105      14,701
GNMA POOL 100614                 12    06/15/14                            9,005       10,123                  9,005      10,123
GNMA POOL 100639                 11.5  02/15/14                           73,925       82,852                 73,925      82,852
GNMA POOL 100775                 12    02/15/14                            2,983        3,354                  2,983       3,354
GNMA POOL 100975                 12.5  10/15/13                              308          348                    308         348
GNMA POOL 100985                 11.5  08/15/13                            4,963        5,557                  4,963       5,557

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 100994               13    09/15/13                              26,453     30,014                   26,453      30,014
GNMA POOL 101458               12.5  11/15/13                               2,590      2,923                    2,590       2,923
GNMA POOL 101500               12.5  05/15/14                               2,136      2,416                    2,136       2,416
GNMA POOL 101539               12.5  06/15/14                               6,560      7,419                    6,560       7,419
GNMA POOL 101884               12    01/15/14                               4,516      5,077                    4,516       5,077
GNMA POOL 102070               12    02/15/14                              21,397     24,054                   21,397      24,054
GNMA POOL 102506               12    03/15/14                               7,042      7,916                    7,042       7,916
GNMA POOL 102511               12    04/15/14                               5,106      5,740                    5,106       5,740
GNMA POOL 102639               12    09/15/13                               1,539      1,726                    1,539       1,726
GNMA POOL 102642               12.5  11/15/13                               4,847      5,470                    4,847       5,470
GNMA POOL 102645               13    10/15/13                              18,583     21,085                   18,583      21,085
GNMA POOL 102688               13    09/15/13                               5,824      6,607                    5,824       6,607
GNMA POOL 102750               12    09/15/13                               5,097      5,718                    5,097       5,718
GNMA POOL 102861               12.5  11/15/13                               4,045      4,565                    4,045       4,565
GNMA POOL 102908               12    01/15/14                               1,263      1,420                    1,263       1,420
GNMA POOL 102993               13    10/15/13                               4,195      4,760                    4,195       4,760
GNMA POOL 103046               12.5  10/15/13                               9,141     10,316                    9,141      10,316
GNMA POOL 103285               12.5  05/15/14                              11,831     13,381                   11,831      13,381
GNMA POOL 103337               12    09/15/13                               4,633      5,197                    4,633       5,197
GNMA POOL 103401               12.5  11/15/13                              25,996     29,339                   25,996      29,339
GNMA POOL 103417               12    01/15/14                               3,425      3,850                    3,425       3,850
GNMA POOL 103475               13    09/15/13                               3,920      4,447                    3,920       4,447
GNMA POOL 103482               12.5  12/15/13                              21,638     24,420                   21,638      24,420
GNMA POOL 103503               12.5  11/15/13                              54,463     61,466                   54,463      61,466
GNMA POOL 103567               12.5  11/15/13                              23,283     26,277                   23,283      26,277
GNMA POOL 103712               13    10/15/13                               6,497      7,372                    6,497       7,372
GNMA POOL 103891               12.5  11/15/13                               6,175      6,969                    6,175       6,969
GNMA POOL 103980               12    04/15/14                               8,011      9,006                    8,011       9,006
GNMA POOL 104097               12    10/15/13                               2,021      2,267                    2,021       2,267
GNMA POOL 104098               13    09/15/13                               7,297      8,279                    7,297       8,279
GNMA POOL 104477               12.5  12/15/13                               2,869      3,238                    2,869       3,238
GNMA POOL 104566               12    01/15/14                               4,284      4,816                    4,284       4,816
GNMA POOL 104594               12.5  10/15/13                              21,671     24,458                   21,671      24,458
GNMA POOL 104624               12    01/15/14                                 809        863                      809         863
GNMA POOL 104645               12.5  05/15/14                              24,344     27,534                   24,344      27,534
GNMA POOL 104649               13.5  07/15/14                              12,359     14,161                   12,359      14,161
GNMA POOL 104706               12    01/15/14                               3,624      4,074                    3,624       4,074
GNMA POOL 104737               12    02/15/14                               1,472      1,654                    1,472       1,654
GNMA POOL 105240               12.5  11/15/13                              20,923     23,614                   20,923      23,614
GNMA POOL 105314               12.5  05/15/14                               4,894      5,535                    4,894       5,535
GNMA POOL 105321               12    02/15/14                               1,995      2,243                    1,995       2,243
GNMA POOL 105329 DTD 04/01/84  12    04/15/14                               1,768      1,987                    1,768       1,987
GNMA POOL 105395               12.5  10/15/13                               1,062      1,199                    1,062       1,199
GNMA POOL 105396               12.5  11/15/13                               3,748      4,230                    3,748       4,230
GNMA POOL 105536               12    04/15/14                               7,972      8,962                    7,972       8,962
GNMA POOL 105537               12    04/15/14                               3,251      3,655                    3,251       3,655
GNMA POOL 105557               12    02/15/14                               3,201      3,599                    3,201       3,599
GNMA POOL 105580               12    03/15/14                              12,234     13,752                   12,234      13,752
GNMA POOL 105642               12    01/15/14                               3,813      4,286                    3,813       4,286
GNMA POOL 105653               12.5  11/15/13                               3,076      3,471                    3,076       3,471
GNMA POOL 105709               12.5  12/15/13                               4,377      4,940                    4,377       4,940
GNMA POOL 105755               12.5  12/15/13                               2,595      2,899                    2,595       2,899
GNMA POOL 105756               12    12/15/13                              24,913     27,947                   24,913      27,947
GNMA POOL 105839               12.5  06/15/14                              19,247     21,768                   19,247      21,768

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 105941               12    03/15/14                               1,462      1,644                    1,462       1,644
GNMA POOL 106181               11.5  11/15/13                               9,687     10,847                    9,687      10,847
GNMA POOL 106205               12    04/15/14                               2,818      3,167                    2,818       3,167
GNMA POOL 106391               12    04/15/14                               2,209      2,483                    2,209       2,483
GNMA POOL 106825               12    05/15/14                               8,135      9,144                    8,135       9,144
GNMA POOL 106875               12    02/15/14                               6,381      7,173                    6,381       7,173
GNMA POOL 106877               12    02/15/14                                 336        377                      336         377
GNMA POOL 107184               12    10/15/13                               6,414      7,194                    6,414       7,194
GNMA POOL 107216               13    10/15/13                              28,449     32,278                   28,449      32,278
GNMA POOL 107316               13    09/15/14                               2,575      2,929                    2,575       2,929
GNMA POOL 107352               12    01/15/14                               4,251      4,779                    4,251       4,779
GNMA POOL 107476               12.5  11/15/13                              29,068     32,806                   29,068      32,806
GNMA POOL 107577               12    05/15/14                              15,623     17,562                   15,623      17,562
GNMA POOL 107578               13    06/15/14                              18,898     21,494                   18,898      21,494
GNMA POOL 107613               12    01/15/14                               2,340      2,630                    2,340       2,630
GNMA POOL 107708 DTD 05/01/84  12    05/15/14                              12,429     13,972                   12,429      13,972
GNMA POOL 107715               12    04/15/14                               2,485      2,793                    2,485       2,793
GNMA POOL 107717               13.5  09/15/14                               4,599      5,270                    4,599       5,270
GNMA POOL 107752               13.5  08/15/14                               8,746     10,021                    8,746      10,021
GNMA POOL 107993               11.5  09/15/13                                 450        503                      450         503
GNMA POOL 108010               12    04/15/14                               1,692      1,902                    1,692       1,902
GNMA POOL 108443               12.5  06/15/14                               1,484      1,679                    1,484       1,679
GNMA POOL 108792               13    01/15/15                               5,300      6,039                    5,300       6,039
GNMA POOL 108958               12    03/15/14                              24,385     27,412                   24,385      27,412
GNMA POOL 108971               13.5  08/15/14                              22,174     25,408                   22,174      25,408
GNMA POOL 109096               11.5  09/15/13                              36,119     40,443                   36,119      40,443
GNMA POOL 109143               12    03/15/14                              12,665     14,238                   12,665      14,238
GNMA POOL 109167               12.5  12/15/14                               1,578      1,785                    1,578       1,785
GNMA POOL 109233               11.5  09/15/13                              10,386     11,029                   10,386      11,029
GNMA POOL 109234               12    03/15/14                               5,843      6,568                    5,843       6,568
GNMA POOL 109338               12    04/15/14                               4,620      5,193                    4,620       5,193
GNMA POOL 109423               12    02/15/14                               8,331      9,366                    8,331       9,366
GNMA POOL 109473               12.5  06/15/14                              16,070     18,175                   16,070      18,175
GNMA POOL 109525 DTD 02/01/84  12    02/15/14                               6,543      7,356                    6,543       7,356
GNMA POOL 109602               12    01/15/14                               8,088      9,092                    8,088       9,092
GNMA POOL 109676               12    10/15/13                               5,613      6,297                    5,613       6,297
GNMA POOL 109703               13    08/15/14                              15,762     17,927                   15,762      17,927
GNMA POOL 109718               12    05/15/14                              12,133     13,639                   12,133      13,639
GNMA POOL 109733               12.5  06/15/14                              22,983     25,994                   22,983      25,994
GNMA POOL 109942               12    01/15/14                               2,787      3,034                    2,787       3,034
GNMA POOL 110005               12    03/15/14                               4,173      4,691                    4,173       4,691
GNMA POOL 110206               12    06/15/14                               1,367      1,537                    1,367       1,537
GNMA POOL 110310               12    05/15/14                               3,707      4,168                    3,707       4,168
GNMA POOL 110347               13    10/15/14                               5,423      6,168                    5,423       6,168
GNMA POOL 110414               12    02/15/14                              18,545     20,848                   18,545      20,848
GNMA POOL 110448               10.5  11/15/13                              26,085     29,237                   26,085      29,237
GNMA POOL 110481               12    04/15/14                               7,314      8,222                    7,314       8,222
GNMA POOL 111003               12    04/15/14                               3,683      4,140                    3,683       4,140
GNMA POOL 111104               11.5  01/15/14                               5,204      5,833                    5,204       5,833
GNMA POOL 111258               12    05/15/14                              13,843     15,562                   13,843      15,562
GNMA POOL 111464               12    04/15/14                               7,529      8,463                    7,529       8,463
GNMA POOL 111574               12.5  05/15/14                              20,352     23,018                   20,352      23,018
GNMA POOL 111594               12    03/15/14                              15,620     17,559                   15,620      17,559
GNMA POOL 111686               12    03/15/14                               5,214      5,861                    5,214       5,861

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 111907               12    05/15/14                               7,533      8,469                    7,533       8,469
GNMA POOL 112083               12    04/15/14                              24,419     27,451                   24,419      27,451
GNMA POOL 112088               12    03/15/14                              40,859     45,931                   40,859      45,931
GNMA POOL 112170               12    02/15/14                                 861        874                      861         874
GNMA POOL 112251               12    03/15/14                               2,825      3,176                    2,825       3,176
GNMA POOL 112471               12    02/15/14                               3,350      3,766                    3,350       3,766
GNMA POOL 112525               12    04/15/14                               5,132      5,769                    5,132       5,769
GNMA POOL 112530               12    02/15/14                               6,713      7,546                    6,713       7,546
GNMA POOL 112544               13.5  09/15/14                               6,594      7,556                    6,594       7,556
GNMA POOL 112725               12    03/15/14                               6,855      7,706                    6,855       7,706
GNMA POOL 112754               13    06/15/14                               1,408      1,602                    1,408       1,602
GNMA POOL 112858               12    05/15/14                               3,918      4,404                    3,918       4,404
GNMA POOL 113003               12.5  05/15/14                               7,887      8,920                    7,887       8,920
GNMA POOL 113006               12.5  05/15/14                              19,596     22,164                   19,596      22,164
GNMA POOL 113227               12    04/15/14                               3,161      3,554                    3,161       3,554
GNMA POOL 113533               12.5  05/15/14                               4,283      4,844                    4,283       4,844
GNMA POOL 113714               12    05/15/14                              14,093     15,843                   14,093      15,843
GNMA POOL 114337               13    06/15/14                              10,712     12,184                   10,712      12,184
GNMA POOL 114441               12    04/15/14                               1,808      1,937                    1,808       1,937
GNMA POOL 114494               12.5  05/15/14                              29,439     33,296                   29,439      33,296
GNMA POOL 114873               13    06/15/14                               5,765      6,557                    5,765       6,557
GNMA POOL 115034               12    02/15/15                               4,324      4,869                    4,324       4,869
GNMA POOL 115773               12    03/15/14                               9,299     10,454                    9,299      10,454
GNMA POOL 115775               12    03/15/14                              43,984     49,444                   43,984      49,444
GNMA POOL 115782               12    04/15/14                               1,867      2,099                    1,867       2,099
GNMA POOL 115786               12    06/15/14                              14,547     15,965                   14,547      15,965
GNMA POOL 115844               12    07/15/14                               4,984      5,603                    4,984       5,603
GNMA POOL 116084               13    11/15/14                               3,523      4,007                    3,523       4,007
GNMA POOL 116109               12    03/15/14                               4,179      4,698                    4,179       4,698
GNMA POOL 116220               12    06/15/15                               3,290      3,705                    3,290       3,705
GNMA POOL 116255               13    12/15/14                              18,187     20,685                   18,187      20,685
GNMA POOL 116427               12    05/15/14                              44,299     49,798                   44,299      49,798
GNMA POOL 116443               13    07/15/14                              18,211     20,712                   18,211      20,712
GNMA POOL 116450               13    09/15/14                              17,544     19,825                   17,544      19,825
GNMA POOL 116698               13.5  10/15/14                              15,253     17,477                   15,253      17,477
GNMA POOL 116817               12.5  07/15/14                               3,172      3,588                    3,172       3,588
GNMA POOL 116991               13.5  10/15/14                               6,721      7,701                    6,721       7,701
GNMA POOL 117014               12    02/15/15                              23,399     26,351                   23,399      26,351
GNMA POOL 117176               12    07/15/14                               4,425      4,974                    4,425       4,974
GNMA POOL 117294               13.5  08/15/14                               2,954      3,385                    2,954       3,385
GNMA POOL 117437               12.5  12/15/14                              15,892     17,975                   15,892      17,975
GNMA POOL 117464               12.5  08/15/14                               9,160     10,361                    9,160      10,361
GNMA POOL 117556               13    09/15/14                               5,428      6,143                    5,428       6,143
GNMA POOL 117578               13    11/15/14                               7,646      8,696                    7,646       8,696
GNMA POOL 117752               13.5  08/15/14                              19,515     22,361                   19,515      22,361
GNMA POOL 117926               12.5  01/15/15                               1,966      2,228                    1,966       2,228
GNMA POOL 118052               13.5  09/15/14                               9,033     10,350                    9,033      10,350
GNMA POOL 118154               12    05/15/14                              24,543     27,590                   24,543      27,590
GNMA POOL 118237               13.5  11/15/14                               6,429      7,367                    6,429       7,367
GNMA POOL 118528               12    03/15/15                               3,125      3,519                    3,125       3,519
GNMA POOL 118610               13    06/15/15                               7,885      8,985                    7,885       8,985
GNMA POOL 118706               12.5  01/15/15                              20,820     23,593                   20,820      23,593
GNMA POOL 118757               13    11/15/14                              16,732     19,031                   16,732      19,031
GNMA POOL 119061               13    10/15/14                                 596        678                      596         678

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 119103               12.5  08/15/14                               4,874      5,513                    4,874       5,513
GNMA POOL 119116               12    01/15/15                               7,269      8,186                    7,269       8,186
GNMA POOL 119120               12    03/15/15                               6,287      7,081                    6,287       7,081
GNMA POOL 119551               13    10/15/14                               5,227      5,903                    5,227       5,903
GNMA POOL 119583               13.5  10/15/14                                 434        497                      434         497
GNMA POOL 119639               12.5  12/15/14                              21,962     24,839                   21,962      24,839
GNMA POOL 119653               12    02/15/15                              10,727     12,081                   10,727      12,081
GNMA POOL 120063               13    10/15/14                               6,934      7,887                    6,934       7,887
GNMA POOL 120204               12    06/15/14                              54,934     61,753                   54,934      61,753
GNMA POOL 120205               12    07/15/14                               8,685      9,763                    8,685       9,763
GNMA POOL 120281               13    12/15/14                               5,972      6,792                    5,972       6,792
GNMA POOL 120351               12    01/15/15                              10,119     11,395                   10,119      11,395
GNMA POOL 120497               13    10/15/14                               6,283      7,146                    6,283       7,146
GNMA POOL 120676               13.5  04/15/15                               5,986      6,873                    5,986       6,873
GNMA POOL 120708               12.5  01/15/15                               7,019      7,953                    7,019       7,953
GNMA POOL 120819               12.5  12/15/14                              26,380     29,836                   26,380      29,836
GNMA POOL 120880               12.5  12/15/14                               2,488      2,814                    2,488       2,814
GNMA POOL 120921               12.5  01/15/15                               5,875      6,658                    5,875       6,658
GNMA POOL 121348               12.5  12/15/14                              16,517     18,681                   16,517      18,681
GNMA POOL 121527               12    04/15/15                              12,014     13,529                   12,014      13,529
GNMA POOL 121731               12.5  01/15/15                               7,405      8,392                    7,405       8,392
GNMA POOL 121784               12.5  01/15/15                               7,165      8,119                    7,165       8,119
GNMA POOL 121873               12    06/15/15                              17,777     20,019                   17,777      20,019
GNMA POOL 122127               13.5  12/15/14                              10,495     12,026                   10,495      12,026
GNMA POOL 122131               12.5  01/15/15                               7,008      7,622                    7,008       7,622
GNMA POOL 122179               13.5  11/15/14                               6,885      7,889                    6,885       7,889
GNMA POOL 122847               13    12/15/14                               8,896     10,117                    8,896      10,117
GNMA POOL 122857               12.5  01/15/15                              30,616     34,693                   30,616      34,693
GNMA POOL 122873               12    03/15/15                               2,442      2,750                    2,442       2,750
GNMA POOL 122909               12    04/15/15                              15,459     17,409                   15,459      17,409
GNMA POOL 123162               12.5  01/15/15                               6,238      7,069                    6,238       7,069
GNMA POOL 123181               12    01/15/15                              14,766     16,628                   14,766      16,628
GNMA POOL 123349               12    03/15/15                              22,519     25,360                   22,519      25,360
GNMA POOL 123559               12    04/15/15                               3,840      4,325                    3,840       4,325
GNMA POOL 123659               12    02/15/15                              16,059     18,086                   16,059      18,086
GNMA POOL 124136               13.5  02/15/15                              25,713     29,521                   25,713      29,521
GNMA POOL 124574               12    03/15/15                              10,200     11,487                   10,200      11,487
GNMA POOL 124801               12    04/15/15                              14,754     16,616                   14,754      16,616
GNMA POOL 124877               13.5  01/15/15                              19,672     22,586                   19,672      22,586
GNMA POOL 124899               13.5  06/15/15                               5,408      6,208                    5,408       6,208
GNMA POOL 124935               12    03/15/15                               5,905      6,650                    5,905       6,650
GNMA POOL 125181               12    04/15/15                               3,654      4,115                    3,654       4,115
GNMA POOL 125269               11.5  09/15/15                               2,257      2,531                    2,257       2,531
GNMA POOL 125270               11    09/15/15                               7,105      7,900                    7,105       7,900
GNMA POOL 125271               12    06/15/15                               4,750      5,314                    4,750       5,314
GNMA POOL 125301               12    02/15/15                               2,425      2,731                    2,425       2,731
GNMA POOL 125687               12.5  06/15/15                               2,995      3,393                    2,995       3,393
GNMA POOL 125867               12    03/15/15                               1,271      1,431                    1,271       1,431
GNMA POOL 125908               12    02/15/15                              18,954     21,345                   18,954      21,345
GNMA POOL 125939               12    04/15/15                              14,541     16,376                   14,541      16,376
GNMA POOL 125942               12.5  05/15/15                               5,718      6,480                    5,718       6,480
GNMA POOL 126121               13    11/15/14                               7,015      7,978                    7,015       7,978
GNMA POOL 126313               12.5  05/15/15                               7,909      8,962                    7,909       8,962
GNMA POOL 126326               12    07/15/15                              15,471     17,423                   15,471      17,423

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 126334               11.5  11/15/15                               2,731      3,063                    2,731       3,063
GNMA POOL 126600               13    11/15/14                              13,779     16,003                   13,779      16,003
GNMA POOL 126681               12    04/15/15                               1,799      2,026                    1,799       2,026
GNMA POOL 126815               12.5  04/15/15                               2,815      3,190                    2,815       3,190
GNMA POOL 127009               12    04/15/15                               5,795      6,526                    5,795       6,526
GNMA POOL 127142               10.5  07/15/15                                 475        537                      475         537
GNMA POOL 127646               12    10/15/15                               8,545      9,624                    8,545       9,624
GNMA POOL 127672               12.5  04/15/15                               1,617      1,833                    1,617       1,833
GNMA POOL 127818               12    03/15/15                               1,823      2,053                    1,823       2,053
GNMA POOL 127854               12    02/15/15                               7,435      8,373                    7,435       8,373
GNMA POOL 127884               12.5  03/15/15                               8,329      9,439                    8,329       9,439
GNMA POOL 128023               12    04/15/15                               2,672      3,009                    2,672       3,009
GNMA POOL 128085               11.5  04/15/15                               1,793      2,010                    1,793       2,010
GNMA POOL 128266 DTD 05/01/85  12.5  05/15/15                               4,638      5,256                    4,638       5,256
GNMA POOL 128769               12    06/15/15                               1,988      2,238                    1,988       2,238
GNMA POOL 128863               12    05/15/15                               1,543      1,738                    1,543       1,738
GNMA POOL 128915               12    03/15/15                               9,641     10,858                    9,641      10,858
GNMA POOL 129135               12    04/15/15                               4,237      4,423                    4,237       4,423
GNMA POOL 129601               12.5  07/15/15                              31,467     35,657                   31,467      35,657
GNMA POOL 129625               11    10/15/15                              18,918     21,036                   18,918      21,036
GNMA POOL 129638               11    12/15/15                               2,623      2,917                    2,623       2,917
GNMA POOL 130343               12    05/15/15                               4,379      4,932                    4,379       4,932
GNMA POOL 130614               12.5  05/15/15                               2,310      2,617                    2,310       2,617
GNMA POOL 130618               12.5  06/15/15                               3,652      4,139                    3,652       4,139
GNMA POOL 130619               12    05/15/15                               5,423      6,107                    5,423       6,107
GNMA POOL 130674               12    07/15/15                               2,037      2,293                    2,037       2,293
GNMA POOL 130691               12.5  08/15/15                               7,986      9,050                    7,986       9,050
GNMA POOL 131633               12    07/15/15                               7,253      8,168                    7,253       8,168
GNMA POOL 131666               12    05/15/15                               7,646      8,610                    7,646       8,610
GNMA POOL 131925               12    06/15/15                              11,919     13,423                   11,919      13,423
GNMA POOL 132077               12    06/15/15                                 353        398                      353         398
GNMA POOL 132085               10.5  08/15/15                              10,199     11,522                   10,199      11,522
GNMA POOL 132181               11.5  08/15/15                               5,157      5,783                    5,157       5,783
GNMA POOL 132876               11    11/15/15                              28,366     31,542                   28,366      31,542
GNMA POOL 132922               12    05/15/15                               6,296      7,090                    6,296       7,090
GNMA POOL 132968               12.5  10/15/15                              14,327     16,235                   14,327      16,235
GNMA POOL 132969               12    10/15/15                               7,073      7,965                    7,073       7,965
GNMA POOL 133253               13    03/15/15                              14,805     16,777                   14,805      16,777
GNMA POOL 133304               12.5  06/15/15                               1,612      1,827                    1,612       1,827
GNMA POOL 133451               11    08/15/15                              19,004     21,132                   19,004      21,132
GNMA POOL 133624               12    10/15/15                               5,058      5,696                    5,058       5,696
GNMA POOL 133700               12.5  08/15/15                               3,298      3,737                    3,298       3,737
GNMA POOL 133719               12.5  06/15/15                               7,906      8,959                    7,906       8,959
GNMA POOL 133722               12    07/15/15                              14,388     16,203                   14,388      16,203
GNMA POOL 134125               11    08/15/15                               4,498      5,002                    4,498       5,002
GNMA POOL 134175               10.5  09/15/15                               6,825      7,710                    6,825       7,710
GNMA POOL 134322               11    08/15/15                                 856        952                      856         952
GNMA POOL 134329               12    06/15/15                               6,102      6,871                    6,102       6,871
GNMA POOL 134342               12.5  08/15/15                              15,853     17,965                   15,853      17,965
GNMA POOL 134418               11.5  10/15/15                              21,766     24,295                   21,766      24,295
GNMA POOL 134857               10.5  09/15/15                               1,117      1,262                    1,117       1,262
GNMA POOL 134859               11    09/15/15                              24,737     27,506                   24,737      27,506
GNMA POOL 134932               12    08/15/15                              42,941     48,359                   42,941      48,359
GNMA POOL 135122               11    08/15/15                               4,198      4,667                    4,198       4,667

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 135157               11.5  09/15/15                              12,138     13,459                   12,138      13,459
GNMA POOL 135363               11    09/15/15                               9,560     10,630                    9,560      10,630
GNMA POOL 135618               11.5  12/15/15                               6,455      7,239                    6,455       7,239
GNMA POOL 135625               10.5  01/15/16                                 394        447                      394         447
GNMA POOL 135636               11    12/15/15                               1,454      1,616                    1,454       1,616
GNMA POOL 135745               11    10/15/15                               9,841     10,942                    9,841      10,942
GNMA POOL 135906               12    07/15/15                               3,946      4,444                    3,946       4,444
GNMA POOL 136234               11    08/15/15                              17,299     19,236                   17,299      19,236
GNMA POOL 136666               10.5  10/15/15                               8,504      9,607                    8,504       9,607
GNMA POOL 136791               11    08/15/15                               9,904     11,012                    9,904      11,012
GNMA POOL 137044               11.5  12/15/15                                 275        308                      275         308
GNMA POOL 138011               11    09/15/15                               2,321      2,581                    2,321       2,581
GNMA POOL 138027               10.5  10/15/15                                 556        629                      556         629
GNMA POOL 138181               11    09/15/15                              10,861     12,077                   10,861      12,077
GNMA POOL 138220               11    09/15/15                               1,947      2,165                    1,947       2,165
GNMA POOL 138223               11    11/15/15                               1,280      1,423                    1,280       1,423
GNMA POOL 138237               11.5  09/15/15                               2,209      2,477                    2,209       2,477
GNMA POOL 138311               10.5  10/15/15                               1,685      1,904                    1,685       1,904
GNMA POOL 138976               12    10/15/15                               4,190      4,718                    4,190       4,718
GNMA POOL 139326               13    01/15/16                              27,505     31,391                   27,505      31,391
GNMA POOL 139763               12.5  10/15/15                              22,900     25,949                   22,900      25,949
GNMA POOL 139864               11    12/15/15                              15,346     17,064                   15,346      17,064
GNMA POOL 139883               11    11/15/15                               1,577      1,753                    1,577       1,753
GNMA POOL 139887               10.5  09/15/15                              22,425     25,335                   22,425      25,335
GNMA POOL 140239               10.5  10/15/15                                 498        563                      498         563
GNMA POOL 140401               11    02/15/16                               8,630      9,609                    8,630       9,609
GNMA POOL 140403               10.5  03/15/16                               2,889      3,273                    2,889       3,273
GNMA POOL 140473               11    11/15/15                              19,859     22,081                   19,859      22,081
GNMA POOL 140654               11    12/15/15                               6,050      6,727                    6,050       6,727
GNMA POOL 140682               11    12/15/15                               5,089      5,659                    5,089       5,659
GNMA POOL 141032               11    11/15/15                               1,454      1,531                    1,454       1,531
GNMA POOL 141252               11    09/15/15                               8,795      9,779                    8,795       9,779
GNMA POOL 141475               11    12/15/15                               5,497      6,112                    5,497       6,112
GNMA POOL 141662               11.5  01/15/16                               8,353      9,372                    8,353       9,372
GNMA POOL 141985               10.5  10/15/15                               2,067      2,335                    2,067       2,335
GNMA POOL 142012               11    12/15/15                               1,935      2,151                    1,935       2,151
GNMA POOL 142255               10.5  01/15/16                              22,030     24,960                   22,030      24,960
GNMA POOL 142341               11    11/15/15                              33,886     37,679                   33,886      37,679
GNMA POOL 142387               10.5  10/15/15                              26,944     30,440                   26,944      30,440
GNMA POOL 142771               11.5  12/15/15                              15,754     17,666                   15,754      17,666
GNMA POOL 142989               12    11/15/15                               9,263     10,432                    9,263      10,432
GNMA POOL 143217               11.5  12/15/15                               1,576      1,767                    1,576       1,767
GNMA POOL 144233               10.5  12/15/15                               8,810      9,953                    8,810       9,953
GNMA POOL 144358               11.5  11/15/15                               5,337      5,985                    5,337       5,985
GNMA POOL 144560               11    12/15/15                               5,143      5,718                    5,143       5,718
GNMA POOL 145064               11    12/15/15                              10,385     11,548                   10,385      11,548
GNMA POOL 145293               10.5  12/15/15                               4,071      4,600                    4,071       4,600
GNMA POOL 145462               12    02/15/16                               9,267     10,451                    9,267      10,451
GNMA POOL 145517               11    12/15/15                               9,782     10,877                    9,782      10,877
GNMA POOL 145567               10.5  01/15/16                              16,260     18,423                   16,260      18,423
GNMA POOL 145824               11    12/15/15                               6,744      7,498                    6,744       7,498
GNMA POOL 146051               11    01/15/16                               8,141      9,065                    8,141       9,065
GNMA POOL 146196               11    11/15/15                              27,039     30,066                   27,039      30,066
GNMA POOL 146275               11    01/15/16                               3,724      4,146                    3,724       4,146

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 146883               12    12/15/15                              14,487     15,994                   14,487      15,994
GNMA POOL 146930               10.5  02/15/16                               9,120     10,333                    9,120      10,333
GNMA POOL 147433               11    12/15/15                              28,733     31,949                   28,733      31,949
GNMA POOL 148391               10.5  02/15/16                               3,420      3,875                    3,420       3,875
GNMA POOL 149357               10.5  03/15/16                               6,166      6,986                    6,166       6,986
GNMA POOL 149633               12    01/15/16                               8,583      9,680                    8,583       9,680
GNMA POOL 149653               11.5  03/15/16                               5,656      6,347                    5,656       6,347
GNMA POOL 150707               10.5  02/15/16                               4,932      5,588                    4,932       5,588
GNMA POOL 151366               10.5  03/15/16                               2,452      2,779                    2,452       2,779
GNMA POOL 151667               12.5  12/15/14                              10,085     11,406                   10,085      11,406
GNMA POOL 151870               11    03/15/16                               4,536      5,050                    4,536       5,050
GNMA POOL 153414               11.5  03/15/16                               9,599     10,771                    9,599      10,771
GNMA POOL 154384               10.5  08/15/19                               4,640      5,290                    4,640       5,290
GNMA POOL 156463               9     08/15/16                                 317        350                      317         350
GNMA POOL 156918               9     05/15/16                              23,904     26,391                   23,904      26,391
GNMA POOL 157467               9     06/15/16                               1,966      2,170                    1,966       2,170
GNMA POOL 158799               9     05/15/16                               2,431      2,684                    2,431       2,684
GNMA POOL 159957               9     06/15/16                              32,237     35,592                   32,237      35,592
GNMA POOL 160404               9     04/15/20                               1,174      1,307                    1,174       1,307
GNMA POOL 161364               9     05/15/16                               1,033      1,140                    1,033       1,140
GNMA POOL 161595               9     05/15/16                               3,302      3,646                    3,302       3,646
GNMA POOL 161957               9     06/15/16                                 858        947                      858         947
GNMA POOL 163296               10.5  06/15/11                              18,864     20,841                   18,864      20,841
GNMA POOL 164223               9     10/15/16                              12,183     13,451                   12,183      13,451
GNMA POOL 164461               9     06/15/16                                 834        921                      834         921
GNMA POOL 166818               11    07/15/16                              44,605     49,666                   44,605      49,666
GNMA POOL 167163               9     07/15/16                              39,921     44,076                   39,921      44,076
GNMA POOL 167461               9     07/15/16                                 484        534                      484         534
GNMA POOL 167981               9     06/15/16                                 567        626                      567         626
GNMA POOL 169634               9     07/15/16                               3,819      4,217                    3,819       4,217
GNMA POOL 171364               9     08/15/16                               1,568      1,731                    1,568       1,731
GNMA POOL 171393               9     11/15/16                               2,688      2,967                    2,688       2,967
GNMA POOL 171797               9     07/15/16                              54,269     59,916                   54,269      59,916
GNMA POOL 171901               9     10/15/16                              38,365     42,357                   38,365      42,357
GNMA POOL 173190               9     09/15/16                                 439        485                      439         485
GNMA POOL 173404               9     10/15/16                                 338        373                      338         373
GNMA POOL 174527               11    08/15/18                              22,930     25,588                   22,930      25,588
GNMA POOL 174557               11    07/15/17                                 493        530                      493         530
GNMA POOL 176393               9     03/15/17                               1,455      1,610                    1,455       1,610
GNMA POOL 176601               9     09/15/16                               1,814      2,003                    1,814       2,003
GNMA POOL 179834               9     09/15/16                              25,083     27,693                   25,083      27,693
GNMA POOL 180964               9     01/15/17                              30,052     33,265                   30,052      33,265
GNMA POOL 181254               9     12/15/16                                 481        531                      481         531
GNMA POOL 182076               9     09/15/16                               3,184      3,516                    3,184       3,516
GNMA POOL 182289               9     11/15/16                                 550        608                      550         608
GNMA POOL 182372               9     11/15/16                               1,983      2,189                    1,983       2,189
GNMA POOL 184527               9     06/15/17                              53,857     59,614                   53,857      59,614
GNMA POOL 184877               9     11/15/16                               5,458      6,025                    5,458       6,025
GNMA POOL 186680               9     12/15/16                                 625        690                      625         690
GNMA POOL 187307               9     11/15/16                               1,270      1,402                    1,270       1,402
GNMA POOL 187978               9     01/15/17                              83,636     92,577                   83,636      92,577
GNMA POOL 188004               9     11/15/16                               1,317      1,454                    1,317       1,454
GNMA POOL 188743               9     12/15/16                                 852        941                      852         941
GNMA POOL 188890               9     12/15/16                                  27         30                       27          30

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 189041               11.5  05/15/18                               9,450     10,627                    9,450      10,627
GNMA POOL 190579               9     11/15/16                                 418        461                      418         461
GNMA POOL 190996               10.5  12/15/18                               3,476      3,956                    3,476       3,956
GNMA POOL 192755               9     11/15/16                               1,983      2,189                    1,983       2,189
GNMA POOL 195454               10.5  08/15/20                              15,829     18,071                   15,829      18,071
GNMA POOL 198684               10.5  12/15/16                                 834        864                      834         864
GNMA POOL 200758               9     02/15/17                               2,540      2,812                    2,540       2,812
GNMA POOL 201710               9     04/15/18                               2,492      2,765                    2,492       2,765
GNMA POOL 201982               9     01/15/17                              22,908     25,357                   22,908      25,357
GNMA POOL 202662               10.5  03/15/18                              13,580     15,454                   13,580      15,454
GNMA POOL 202982               10.5  07/15/17                              14,836     16,850                   14,836      16,850
GNMA POOL 204457               6.5   01/15/24                              27,369     28,870                   27,369      28,870
GNMA POOL 206497               9     07/15/17                                 294        326                      294         326
GNMA POOL 211381               10.5  01/15/18                                 341        388                      341         388
GNMA POOL 213105               10.5  11/15/17                               4,543      5,160                    4,543       5,160
GNMA POOL 213474               10.5  12/15/17                              25,482     28,941                   25,482      28,941
GNMA POOL 214965               9     05/15/17                               2,905      3,215                    2,905       3,215
GNMA POOL 214995               10.5  11/15/17                               2,863      3,252                    2,863       3,252
GNMA POOL 215011               11    01/15/16                              32,583     36,280                   32,583      36,280
GNMA POOL 215671               10.5  12/15/17                               4,553      5,171                    4,553       5,171
GNMA POOL 216751               9     05/15/17                                 492        545                      492         545
GNMA POOL 217790               11.5  11/15/17                               9,362     10,518                    9,362      10,518
GNMA POOL 218393               9     06/15/17                               4,372      4,840                    4,372       4,840
GNMA POOL 218477               10.5  11/15/17                              13,549     15,388                   13,549      15,388
GNMA POOL 218532               10.5  11/15/20                               4,682      5,345                    4,682       5,345
GNMA POOL 219150               9     09/15/17                              24,624     27,256                   24,624      27,256
GNMA POOL 220066               10.5  12/15/17                              28,676     32,567                   28,676      32,567
GNMA POOL 220502               10.5  06/15/12                              19,952     22,218                   19,952      22,218
GNMA POOL 220960               10.5  11/15/17                              23,887     27,129                   23,887      27,129
GNMA POOL 222949               10.5  01/15/18                              24,563     27,953                   24,563      27,953
GNMA POOL 224499               11.5  12/15/17                              11,769     13,223                   11,769      13,223
GNMA POOL 225376               10.5  03/15/18                              25,303     28,795                   25,303      28,795
GNMA POOL 225429               9     07/15/17                                 451        499                      451         499
GNMA POOL 226185               10.5  01/15/18                              43,674     49,701                   43,674      49,701
GNMA POOL 227670               10.5  11/15/17                               3,679      4,178                    3,679       4,178
GNMA POOL 227698               10.5  12/15/17                               1,492      1,694                    1,492       1,694
GNMA POOL 228017               10.5  10/15/17                               3,420      3,884                    3,420       3,884
GNMA POOL 228458               10.5  08/15/19                               7,538      8,593                    7,538       8,593
GNMA POOL 228471               9     08/15/19                                 654        727                      654         727
GNMA POOL 231254               10.5  01/15/18                               4,522      5,146                    4,522       5,146
GNMA POOL 231704               10.5  11/15/17                               4,486      5,095                    4,486       5,095
GNMA POOL 232071               11.5  01/15/18                              10,279     10,819                   10,279      10,819
GNMA POOL 232289               10.5  11/15/17                              13,198     14,989                   13,198      14,989
GNMA POOL 232583               10.5  10/15/17                               3,114      3,536                    3,114       3,536
GNMA POOL 233201               10.5  07/15/18                              74,197     84,437                   74,197      84,437
GNMA POOL 233691               10.5  02/15/18                              26,152     29,761                   26,152      29,761
GNMA POOL 233826               10.5  02/15/18                              14,373     16,356                   14,373      16,356
GNMA POOL 234419               10.5  01/15/18                               3,315      3,773                    3,315       3,773
GNMA POOL 234612               10.5  02/15/18                               4,470      5,087                    4,470       5,087
GNMA POOL 235219               10.5  11/15/17                               2,394      2,719                    2,394       2,719
GNMA POOL 235501               11.5  01/15/18                              11,891     13,372                   11,891      13,372
GNMA POOL 236836               10.5  11/15/17                              47,462     53,903                   47,462      53,903
GNMA POOL 236837               10.5  11/15/17                               4,171      4,737                    4,171       4,737
GNMA POOL 237559               12.5  11/15/14                               9,759     10,852                    9,759      10,852

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------  ---------------------  -----------  ---------------------
                                                    PAR     MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    ---     ------------  -------  ------------  -----------  -------  ------------
GNMA POOL 237589               11.5  02/15/16                               8,810      9,886                    8,810       9,886
GNMA POOL 237657               10.5  01/15/18                               4,157      4,691                    4,157       4,691
GNMA POOL 238591               10.5  12/15/17                              29,182     33,142                   29,182      33,142
GNMA POOL 238638               10.5  03/15/18                              15,128     17,216                   15,128      17,216
GNMA POOL 246110               10.5  02/15/18                              13,277     15,109                   13,277      15,109
GNMA POOL 246953               10.5  06/15/18                               7,064      8,039                    7,064       8,039
GNMA POOL 247597               7     12/15/27                              15,796     16,767                   15,796      16,767
GNMA POOL 247621               7     03/15/26                               2,774      2,948                    2,774       2,948
GNMA POOL 248198               10.5  12/15/17                              17,086     19,405                   17,086      19,405
GNMA POOL 248212               11.5  01/15/18                               7,541      8,480                    7,541       8,480
GNMA POOL 248217               10.5  01/15/18                               7,203      8,197                    7,203       8,197
GNMA POOL 248261               11.5  02/15/18                               5,083      5,716                    5,083       5,716
GNMA POOL 248340               10.5  06/15/18                               2,470      2,811                    2,470       2,811
GNMA POOL 248363               10.5  07/15/18                               1,668      1,898                    1,668       1,898
GNMA POOL 248432               10.5  09/15/18                              10,780     12,268                   10,780      12,268
GNMA POOL 249055               10.5  04/15/18                              16,884     19,214                   16,884      19,214
GNMA POOL 249146               11    12/15/18                              41,375     46,171                   41,375      46,171
GNMA POOL 250052               10.5  10/15/18                               3,584      4,079                    3,584       4,079
GNMA POOL 250340               10.5  02/15/18                              15,974     18,178                   15,974      18,178
GNMA POOL 250381               10.5  04/15/18                              76,386     86,928                   76,386      86,928
GNMA POOL 250386               10.5  03/15/18                               1,335      1,519                    1,335       1,519
GNMA POOL 250411               10.5  04/15/18                              22,880     26,038                   22,880      26,038
GNMA POOL 251025               10.5  02/15/18                                 508        578                      508         578
GNMA POOL 251517               10.5  04/15/18                              19,641     22,352                   19,641      22,352
GNMA POOL 252997               10.5  03/15/19                               4,737      5,400                    4,737       5,400
GNMA POOL 253387               10.5  12/15/15                                 940      1,062                      940       1,062
GNMA POOL 255460               10.5  11/15/18                              25,760     29,314                   25,760      29,314
GNMA POOL 256422               10.5  06/15/19                              11,920     13,588                   11,920      13,588
GNMA POOL 256448               10.5  04/15/19                               5,786      6,595                    5,786       6,595
GNMA POOL 257514               10.5  11/15/18                              23,895     27,192                   23,895      27,192
GNMA POOL 257803               10.5  08/15/18                              22,410     25,503                   22,410      25,503
GNMA POOL 257984               10.5  07/15/19                              24,258     27,653                   24,258      27,653
GNMA POOL 258305               10.5  02/15/19                               4,334      4,940                    4,334       4,940
GNMA POOL 258360               11    09/15/18                             118,825    132,597                  118,825     132,597
GNMA POOL 259484               10.5  09/15/18                              19,684     22,401                   19,684      22,401
GNMA POOL 259921               12    07/15/14                               1,545      1,737                    1,545       1,737
GNMA POOL 260502               10.5  07/15/19                              18,481     21,067                   18,481      21,067
GNMA POOL 261022               10.5  10/15/18                               2,518      2,866                    2,518       2,866
GNMA POOL 261703               11    11/15/18                               1,893      2,112                    1,893       2,112
GNMA POOL 261728               10.5  12/15/18                              11,300     12,782                   11,300      12,782
GNMA POOL 261815               8.8   07/15/19                              11,447     12,686                   11,447      12,686
GNMA POOL 262118               11    11/15/18                               9,142     10,201                    9,142      10,201
GNMA POOL 263129               10.5  03/15/19                              20,513     23,384                   20,513      23,384
GNMA POOL 263373               10.5  05/15/19                              19,194     21,880                   19,194      21,880
GNMA POOL 264292               10.5  04/15/19                              17,958     20,472                   17,958      20,472
GNMA POOL 264571               8.8   01/15/19                             110,098    122,012                  110,098     122,012
GNMA POOL 264985               10.5  07/15/19                                 358        408                      358         408
GNMA POOL 265630               10.5  04/15/19                               2,402      2,738                    2,402       2,738
GNMA POOL 265704               10.5  03/15/19                               6,186      7,052                    6,186       7,052
GNMA POOL 265764               10.5  02/15/19                              22,315     25,438                   22,315      25,438
GNMA POOL 266396               10.5  06/15/19                               5,408      6,165                    5,408       6,165
GNMA POOL 269083               10.5  04/15/19                              62,987     71,803                   62,987      71,803
GNMA POOL 271070               10.5  07/15/19                               8,518      9,710                    8,518       9,710
GNMA POOL 271542               10.5  07/15/19                               3,168      3,611                    3,168       3,611

                                                     NATIONS GOVERNMENT      COLUMBIA FEDERAL
                                                      SECURITIES FUND        SECURITIES FUND
                                                       ACQUIRED FUND          ACQUIRING FUND     COMPLIANCE      PROFORMA COMBINED
                                                    --------------------   --------------------  -----------   --------------------
                                                     PAR    MARKET VALUE    PAR    MARKET VALUE  ADJUSTMENTS    PAR    MARKET VALUE
                                                    -----   ------------   ------  ------------  -----------   ------  ------------
GNMA POOL 272247               10.5  06/15/19                               1,651      1,882                    1,651       1,882
GNMA POOL 272447               10.5  04/15/19                               6,815      7,769                    6,815       7,769
GNMA POOL 272525               8.8   05/15/19                              77,800     86,219                   77,800      86,219
GNMA POOL 272641               10.5  07/15/19                              50,019     57,019                   50,019      57,019
GNMA POOL 272857               10.5  04/15/19                               7,846      8,944                    7,846       8,944
GNMA POOL 272978               10.5  07/15/19                              18,868     21,508                   18,868      21,508
GNMA POOL 273093               10.5  06/15/19                               7,314      8,338                    7,314       8,338
GNMA POOL 273425               10.5  03/15/19                              14,381     16,394                   14,381      16,394
GNMA POOL 273535               10.5  07/15/19                               2,639      3,009                    2,639       3,009
GNMA POOL 273611               10.5  05/15/19                              11,245     12,819                   11,245      12,819
GNMA POOL 273677               10.5  06/15/19                               2,959      3,373                    2,959       3,373
GNMA POOL 274339               10.5  05/15/19                              13,331     15,197                   13,331      15,197
GNMA POOL 274677               10.5  08/15/19                               2,186      2,491                    2,186       2,491
GNMA POOL 274784               10.5  04/15/19                              10,001     11,400                   10,001      11,400
GNMA POOL 275035               10.5  05/15/19                                 481        548                      481         548
GNMA POOL 275090               10.5  06/15/19                               1,436      1,637                    1,436       1,637
GNMA POOL 275212               10.5  05/15/19                               9,424     10,743                    9,424      10,743
GNMA POOL 275270               10.5  06/15/19                              17,302     19,724                   17,302      19,724
GNMA POOL 276038               10.5  06/15/19                               5,043      5,749                    5,043       5,749
GNMA POOL 276251               10.5  06/15/19                               4,692      5,349                    4,692       5,349
GNMA POOL 276283               10.5  07/15/19                               7,975      9,091                    7,975       9,091
GNMA POOL 276340               10.5  08/15/19                               3,066      3,496                    3,066       3,496
GNMA POOL 277054               10.5  09/15/19                               1,027      1,171                    1,027       1,171
GNMA POOL 277062               10.5  10/15/19                               2,693      3,070                    2,693       3,070
GNMA POOL 277545               10.5  08/15/19                               2,813      3,207                    2,813       3,207
GNMA POOL 277668               10.5  08/15/19                               4,492      5,121                    4,492       5,121
GNMA POOL 278130               10.5  06/15/19                              32,642     37,211                   32,642      37,211
GNMA POOL 278454               10.5  06/15/19                              10,478     11,944                   10,478      11,944
GNMA POOL 279033               9     08/15/19                               1,211      1,347                    1,211       1,347
GNMA POOL 279395               10.5  09/15/19                              13,953     15,906                   13,953      15,906
GNMA POOL 279398               10.5  09/15/19                               4,124      4,209                    4,124       4,209
GNMA POOL 279531               9     12/15/19                                 716        796                      716         796
GNMA POOL 280400               10.5  10/15/19                               2,383      2,717                    2,383       2,717
GNMA POOL 281648               10.5  09/15/19                              16,229     18,500                   16,229      18,500
GNMA POOL 281680               10.5  10/15/19                               7,375      8,408                    7,375       8,408
GNMA POOL 283013               11.5  11/15/19                               6,984      7,860                    6,984       7,860
GNMA POOL 284308               10.5  12/15/19                              60,404     68,858                   60,404      68,858
GNMA POOL 284884               10.5  02/15/20                               2,626      2,998                    2,626       2,998
GNMA POOL 285175               10.5  12/15/19                               5,220      5,951                    5,220       5,951
GNMA POOL 285939               10.5  04/15/20                               7,749      8,846                    7,749       8,846
GNMA POOL 286542               11    10/15/20                              10,116     11,307                   10,116      11,307
GNMA POOL 287625               10.5  09/15/20                              10,025     11,444                   10,025      11,444
GNMA POOL 288697               10.5  04/15/20                               6,612      7,548                    6,612       7,548
GNMA POOL 288768               10.5  05/15/20                               7,991      9,123                    7,991       9,123
GNMA POOL 289778               10.5  03/15/20                              21,128     24,120                   21,128      24,120
GNMA POOL 290864               10.5  07/15/20                               9,475     10,817                    9,475      10,817
GNMA POOL 291079               10.5  08/15/20                               7,193      8,212                    7,193       8,212
GNMA POOL 291207               10.5  07/15/20                               1,911      2,182                    1,911       2,182
GNMA POOL 292816               10.5  07/15/20                              12,715     14,515                   12,715      14,515
GNMA POOL 292818               10    07/15/05                                 187        191                      187         191
GNMA POOL 292859               10    08/15/05                                 679        692                      679         692
GNMA POOL 292911               10    09/15/05       1,020      $ 1,039        332        338                    1,352       1,377
GNMA POOL 293486               10.5  07/15/20                               4,783      5,460                    4,783       5,460
GNMA POOL 293928               10.5  08/15/20                               1,873      2,138                    1,873       2,138

                                                NATIONS GOVERNMENT  COLUMBIA FEDERAL
                                                 SECURITIES FUND     SECURITIES FUND
                                                  ACQUIRED FUND      ACQUIRING FUND     COMPLIANCE     PROFORMA COMBINED
                                               ------------------- -------------------- ----------- ------------------------
                                                PAR   MARKET VALUE   PAR   MARKET VALUE ADJUSTMENTS   PAR     MARKET VALUE
                                               ------ ------------ ------- ------------ ----------- ------- ----------------
GNMA POOL 294101            10.5  10/15/20                             157         179                  157          179
GNMA POOL 294135            11    03/15/21                          10,777      12,054               10,777       12,054
GNMA POOL 295478            10.5  12/15/20                             890       1,017                  890        1,017
GNMA POOL 296500            10    11/15/05                           3,515       3,580                3,515        3,580
GNMA POOL 297029            10.5  08/15/20                          22,060      25,184               22,060       25,184
GNMA POOL 297992            10.5  09/15/20                           7,470       8,528                7,470        8,528
GNMA POOL 298416            11    02/15/21                           7,366       8,238                7,366        8,238
GNMA POOL 299167            10.5  12/15/20                           1,477       1,686                1,477        1,686
GNMA POOL 302128            11    12/15/20                          30,266      33,829               30,266       33,829
GNMA POOL 310114            7     10/15/22                           3,256       3,469                3,256        3,469
GNMA POOL 312278            9     09/15/21                             922       1,028                  922        1,028
GNMA POOL 320833            7     03/15/22                           9,458      10,076                9,458       10,076
GNMA POOL 321536            7     10/15/22                           3,796       4,043                3,796        4,043
GNMA POOL 324033            7.5   02/15/07                          10,785      11,181               10,785       11,181
GNMA POOL 324102            7     03/15/24                           4,708       5,011                4,708        5,011
GNMA POOL 326915            7     01/15/23                         332,296     353,873              332,296      353,873
GNMA POOL 335040            7     11/15/22                          14,256      15,187               14,256       15,187
GNMA POOL 335292            6.5   03/15/24                          35,246      37,180               35,246       37,180
GNMA POOL 337122            6.5   12/15/23                          46,503      49,113               46,503       49,113
GNMA POOL 342551            7     03/15/23                           3,996       4,256                3,996        4,256
GNMA POOL 342700            7     05/15/23                           3,259       3,470                3,259        3,470
GNMA POOL 343900            8     06/15/23                           3,728       4,046                3,728        4,046
GNMA POOL 346623            7     06/15/23                           5,742       6,115                5,742        6,115
GNMA POOL 346829            6.5   10/15/23                          41,227      43,541               41,227       43,541
GNMA POOL 347246            7     04/15/27                           4,250       4,512                4,250        4,512
GNMA POOL 347284            7     10/15/27                          19,952      21,179               19,952       21,179
GNMA POOL 348677            6.5   06/15/23                          21,077      22,260               21,077       22,260
GNMA POOL 349804            7     07/15/23                           8,325       8,865                8,325        8,865
GNMA POOL 350479            7     05/15/23                          20,100      21,406               20,100       21,406
GNMA POOL 351551            6.5   10/15/23                           6,122       6,466                6,122        6,466
GNMA POOL 351621            7     05/15/23                          54,529      58,070               54,529       58,070
GNMA POOL 352160            6.5   06/15/23                           2,650       2,798                2,650        2,798
GNMA POOL 352473            7     06/15/23                           3,036       3,233                3,036        3,233
GNMA POOL 352819            6.5   03/15/24                          32,148      33,911               32,148       33,911
GNMA POOL 354660            7     10/15/23                         133,695     142,376              133,695      142,376
GNMA POOL 356434            7     05/15/23                          46,797      49,835               46,797       49,835
GNMA POOL 357310            6.5   08/15/23                           3,023       3,193                3,023        3,193
GNMA POOL 357350            6.5   11/15/23                          23,638      24,965               23,638       24,965
GNMA POOL 357729            6.5   01/15/24                          49,294      51,998               49,294       51,998
GNMA POOL 358280            6.5   09/15/23                          22,625      23,894               22,625       23,894
GNMA POOL 360312            8     07/15/23                           3,749       4,068                3,749        4,068
GNMA POOL 360991            6.5   04/15/24                          36,598      38,605               36,598       38,605
GNMA POOL 364352            6.5   08/15/23                          26,922      28,433               26,922       28,433
GNMA POOL 364863            7     01/15/24                           2,908       3,094                2,908        3,094
GNMA POOL 365684            6.5   10/15/23                             559         591                  559          591
GNMA POOL 365946            6.5   11/15/23                          50,241      53,061               50,241       53,061
GNMA POOL 366216            6.5   12/15/23                           3,986       4,209                3,986        4,209
GNMA POOL 366627            6.5   11/15/23                           3,647       3,852                3,647        3,852
GNMA POOL 368360            6.5   01/15/24                          36,351      38,345               36,351       38,345
GNMA POOL 368789            6.5   12/15/23                          30,918      32,653               30,918       32,653
GNMA POOL 370098            6.5   11/15/23                          57,696      60,935               57,696       60,935
GNMA POOL 371178            6.5   11/15/23                          44,257      46,741               44,257       46,741
GNMA POOL 371314            6.5   02/15/24                          54,304      57,283               54,304       57,283
GNMA POOL 372467            7     12/15/27                         145,373     154,312              145,373      154,312

                                                NATIONS GOVERNMENT  COLUMBIA FEDERAL
                                                 SECURITIES FUND     SECURITIES FUND
                                                  ACQUIRED FUND      ACQUIRING FUND     COMPLIANCE     PROFORMA COMBINED
                                               ------------------- -------------------- ----------- ------------------------
                                                PAR   MARKET VALUE   PAR   MARKET VALUE ADJUSTMENTS   PAR     MARKET VALUE
                                               ------ ------------ ------- ------------ ----------- ------- ----------------
GNMA POOL 373252            7     10/15/23                           2,239       2,384                2,239        2,384
GNMA POOL 373311            7     04/15/22                           3,145       3,350                3,145        3,350
GNMA POOL 373364            6.5   04/15/24                          14,384      15,173               14,384       15,173
GNMA POOL 374470            6.5   11/15/23                           3,291       3,475                3,291        3,475
GNMA POOL 374844            6.5   12/15/23                          31,548      33,319               31,548       33,319
GNMA POOL 376297            6.5   11/15/23                           2,815       2,973                2,815        2,973
GNMA POOL 376777            6.5   11/15/23                          19,926      21,044               19,926       21,044
GNMA POOL 377071            6.5   11/15/23                          53,253      56,242               53,253       56,242
GNMA POOL 377110            6.5   12/15/23                           3,414       3,606                3,414        3,606
GNMA POOL 378227            6.5   12/15/23                           3,715       3,923                3,715        3,923
GNMA POOL 379691            7     11/15/27                           2,835       3,009                2,835        3,009
GNMA POOL 382802            7     11/15/27                          40,953      43,471               40,953       43,471
GNMA POOL 383978            6.5   03/15/24                          80,604      85,025               80,604       85,025
GNMA POOL 391113            6.5   02/15/28                          79,420      83,480               79,420       83,480
GNMA POOL 391368            6.5   03/15/24                          27,189      28,680               27,189       28,680
GNMA POOL 392075            6.5   05/15/24                          52,884      55,784               52,884       55,784
GNMA POOL 395583            7     07/15/28                          36,277      38,488               36,277       38,488
GNMA POOL 398247            7     09/15/25                           4,697       4,996                4,697        4,996
GNMA POOL 399119            7     02/15/27                          23,268      24,698               23,268       24,698
GNMA POOL 404431            7     02/15/26                           5,437       5,778                5,437        5,778
GNMA POOL 406920            9     02/15/25                         170,742     190,991              170,742      190,991
GNMA POOL 407893            7     10/15/25                           4,226       4,496                4,226        4,496
GNMA POOL 410118            6.5   09/15/25                           5,231       5,512                5,231        5,512
GNMA POOL 410124            7     10/15/25                          15,803      16,811               15,803       16,811
GNMA POOL 410149            7     10/15/25                           2,766       2,943                2,766        2,943
GNMA POOL 410154            7     10/15/25                          71,551      76,114               71,551       76,114
GNMA POOL 410323            7     03/15/26                           1,593       1,693                1,593        1,693
GNMA POOL 410708            7     08/15/25                           2,533       2,695                2,533        2,695
GNMA POOL 410859            6.5   12/15/25                          36,211      38,152               36,211       38,152
GNMA POOL 412369            7     11/15/27                         165,442     175,616              165,442      175,616
GNMA POOL 413441            7     10/15/25                         104,498     111,161              104,498      111,161
GNMA POOL 413967            7     11/15/27                          14,614      15,513               14,614       15,513
GNMA POOL 417043            7     11/15/25                           3,979       4,233                3,979        4,233
GNMA POOL 417226            7     01/15/26                          82,315      87,472               82,315       87,472
GNMA POOL 417239            7     02/15/26                          90,666      96,347               90,666       96,347
GNMA POOL 418773            7     10/15/25                           2,481       2,640                2,481        2,640
GNMA POOL 419799            6.5   09/15/25                          43,999      46,357               43,999       46,357
GNMA POOL 422305            7     02/15/26                           1,993       2,117                1,993        2,117
GNMA POOL 422324            7     04/15/26                           3,246       3,449                3,246        3,449
GNMA POOL 422973            7     07/15/29                          19,716      20,902               19,716       20,902
GNMA POOL 423216            7     02/15/26                           2,767       2,940                2,767        2,940
GNMA POOL 424629            7     01/15/27                           6,199       6,580                6,199        6,580
GNMA POOL 426020            7     05/15/26                           1,686       1,792                1,686        1,792
GNMA POOL 426165            7     06/15/26                          24,194      25,710               24,194       25,710
GNMA POOL 426729            7     03/15/29                           3,266       3,462                3,266        3,462
GNMA POOL 428708            7     04/15/26                           3,525       3,746                3,525        3,746
GNMA POOL 429382            7     03/15/26                          11,041      11,733               11,041       11,733
GNMA POOL 430917            7     06/15/26                          70,304      74,708               70,304       74,708
GNMA POOL 433606            7     02/15/28                           1,415       1,501                1,415        1,501
GNMA POOL 434296            7     04/15/29                           6,185       6,557                6,185        6,557
GNMA POOL 434408            7     06/15/29                           5,033       5,336                5,033        5,336
GNMA POOL 434470            7     08/15/29                           4,638       4,916                4,638        4,916
GNMA POOL 437430            7     11/15/27                          65,286      69,301               65,286       69,301
GNMA POOL 440185            7     02/15/27                           1,631       1,731                1,631        1,731

                                                NATIONS GOVERNMENT  COLUMBIA FEDERAL
                                                 SECURITIES FUND     SECURITIES FUND
                                                  ACQUIRED FUND      ACQUIRING FUND     COMPLIANCE     PROFORMA COMBINED
                                               ------------------- -------------------- ----------- ------------------------
                                                PAR   MARKET VALUE   PAR   MARKET VALUE ADJUSTMENTS   PAR     MARKET VALUE
                                               ------ ------------ ------- ------------ ----------- ------- ----------------
GNMA POOL 441036            7     12/15/26                           2,040       2,168                2,040        2,168
GNMA POOL 443780            7     12/15/27                          25,857      27,447               25,857       27,447
GNMA POOL 443795            7     12/15/27                           9,994      10,609                9,994       10,609
GNMA POOL 449494            7     12/15/27                         180,671     191,781              180,671      191,781
GNMA POOL 451465            7     09/15/27                          21,796      23,136               21,796       23,136
GNMA POOL 452607            7     10/15/27                           1,661       1,764                1,661        1,764
GNMA POOL 452611            7     10/15/27                          16,813      17,847               16,813       17,847
GNMA POOL 452745            7     12/15/27                          71,624      76,029               71,624       76,029
GNMA POOL 452805            6.5   07/15/28                         229,133     240,847              229,133      240,847
GNMA POOL 453343            7     10/15/27                          34,972      37,122               34,972       37,122
GNMA POOL 454215            7     09/15/28                          41,325      43,843               41,325       43,843
GNMA POOL 454301            7     10/15/27                           1,063       1,128                1,063        1,128
GNMA POOL 454907            7     12/15/27                           3,639       3,863                3,639        3,863
GNMA POOL 455466            7     08/15/27                           2,602       2,762                2,602        2,762
GNMA POOL 455799            7     09/15/27                          72,719      77,191               72,719       77,191
GNMA POOL 455816            7     10/15/27                          76,365      81,061               76,365       81,061
GNMA POOL 455891            7     12/15/27                          18,016      19,124               18,016       19,124
GNMA POOL 456863            7     05/15/28                           2,514       2,667                2,514        2,667
GNMA POOL 457097            6.5   10/15/28                          51,769      54,415               51,769       54,415
GNMA POOL 457336            7     12/15/27                          22,773      24,173               22,773       24,173
GNMA POOL 457842            6.5   11/15/28                          53,739      56,486               53,739       56,486
GNMA POOL 458532            7     11/15/27                          36,008      38,222               36,008       38,222
GNMA POOL 458701            7     11/15/27                          13,222      14,035               13,222       14,035
GNMA POOL 458708            7     11/15/27                           7,602       8,069                7,602        8,069
GNMA POOL 458762            6.5   01/15/28                          64,471      67,766               64,471       67,766
GNMA POOL 459583            7     03/15/28                           1,464       1,553                1,464        1,553
GNMA POOL 459909            7     01/15/28                          12,457      13,216               12,457       13,216
GNMA POOL 460732            7     12/15/27                           3,028       3,214                3,028        3,214
GNMA POOL 460974            7     11/15/27                          84,762      89,974               84,762       89,974
GNMA POOL 461057            7     12/15/27                         111,041     117,869              111,041      117,869
GNMA POOL 461222            7     01/15/28                          20,702      21,963               20,702       21,963
GNMA POOL 461606            7     12/15/27                          40,288      42,765               40,288       42,765
GNMA POOL 462555            7     02/15/28                          40,440      42,905               40,440       42,905
GNMA POOL 462669            7     04/15/28                          67,709      71,835               67,709       71,835
GNMA POOL 463727            7     03/15/28                          39,423      41,825               39,423       41,825
GNMA POOL 463909            7     05/15/28                           4,979       5,283                4,979        5,283
GNMA POOL 464008            7     07/15/28                          52,896      56,119               52,896       56,119
GNMA POOL 465287            7     04/15/29                           5,100       5,407                5,100        5,407
GNMA POOL 465775            7     03/15/28                          31,347      33,257               31,347       33,257
GNMA POOL 465784            7     04/15/28                          12,474      13,234               12,474       13,234
GNMA POOL 466805            7     04/15/28                           3,849       4,083                3,849        4,083
GNMA POOL 466900            7     01/15/28                         159,719     169,451              159,719      169,451
GNMA POOL 466923            7     03/15/28                         112,784     119,656              112,784      119,656
GNMA POOL 467782            7     04/15/28                          19,664      20,862               19,664       20,862
GNMA POOL 469014            7     01/15/28                           9,766      10,361                9,766       10,361
GNMA POOL 469881            6.5   01/15/29                          81,741      85,874               81,741       85,874
GNMA POOL 469918            7     01/15/29                           3,281       3,478                3,281        3,478
GNMA POOL 470151            7     03/15/29                           1,291       1,369                1,291        1,369
GNMA POOL 470245            7     04/15/29                           9,059       9,604                9,059        9,604
GNMA POOL 470658            7     07/15/29                           2,578       2,733                2,578        2,733
GNMA POOL 470775            7     08/15/29                           7,134       7,563                7,134        7,563
GNMA POOL 470789            7     08/15/29                           2,107       2,234                2,107        2,234
GNMA POOL 471552            7     04/15/29                           5,386       5,709                5,386        5,709
GNMA POOL 471730            7     07/15/28                           7,882       8,362                7,882        8,362

                                                NATIONS GOVERNMENT  COLUMBIA FEDERAL
                                                 SECURITIES FUND     SECURITIES FUND
                                                  ACQUIRED FUND      ACQUIRING FUND     COMPLIANCE     PROFORMA COMBINED
                                               ------------------- -------------------- ----------- ------------------------
                                                PAR   MARKET VALUE   PAR   MARKET VALUE ADJUSTMENTS   PAR     MARKET VALUE
                                               ------ ------------ ------- ------------ ----------- ------- ----------------
GNMA POOL 472893            7     12/15/28                          65,624      69,623               65,624       69,623
GNMA POOL 473452            7     04/15/28                          26,465      28,078               26,465       28,078
GNMA POOL 473488            7     04/15/28                           3,917       4,156                3,917        4,156
GNMA POOL 473504            7     04/15/28                          21,807      23,135               21,807       23,135
GNMA POOL 474087            7     04/15/28                          27,454      29,127               27,454       29,127
GNMA POOL 474112            7     04/15/28                          41,696      44,237               41,696       44,237
GNMA POOL 474795            7     07/15/28                         120,914     128,281              120,914      128,281
GNMA POOL 475039            7     07/15/28                           6,593       6,994                6,593        6,994
GNMA POOL 475144            6.5   10/15/28                          89,134      93,690               89,134       93,690
GNMA POOL 475449            7     07/15/28                         110,486     117,218              110,486      117,218
GNMA POOL 475900            7     07/15/28                         165,549     175,636              165,549      175,636
GNMA POOL 475908            7     07/15/28                           7,213       7,653                7,213        7,653
GNMA POOL 477150            7     07/15/28                           9,373       9,944                9,373        9,944
GNMA POOL 477626            7     07/15/28                          77,821      82,563               77,821       82,563
GNMA POOL 477694            7     07/15/28                          28,050      29,759               28,050       29,759
GNMA POOL 478044            7     05/15/28                           1,055       1,119                1,055        1,119
GNMA POOL 478130            7     05/15/28                          49,873      52,912               49,873       52,912
GNMA POOL 478173            7     06/15/28                          23,031      24,434               23,031       24,434
GNMA POOL 480044            7     07/15/28                          57,653      61,165               57,653       61,165
GNMA POOL 480181            6.5   01/15/29                          61,008      64,093               61,008       64,093
GNMA POOL 480352            7     07/15/28                          13,686      14,520               13,686       14,520
GNMA POOL 480405            7     07/15/28                          44,874      47,609               44,874       47,609
GNMA POOL 480414            7     07/15/28                          18,199      19,308               18,199       19,308
GNMA POOL 480424            7     07/15/28                          30,426      32,280               30,426       32,280
GNMA POOL 480450            7     07/15/28                         117,529     124,691              117,529      124,691
GNMA POOL 480776            7     07/15/28                          32,962      34,971               32,962       34,971
GNMA POOL 480795            7     07/15/28                          14,667      15,560               14,667       15,560
GNMA POOL 481648            7     09/15/29                          12,558      13,314               12,558       13,314
GNMA POOL 482061            6.5   08/15/28                         177,721     186,807              177,721      186,807
GNMA POOL 486306            6.5   02/15/29                          71,668      75,292               71,668       75,292
GNMA POOL 486313            6.5   01/15/29                          63,639      66,857               63,639       66,857
GNMA POOL 486873            6.5   01/15/29                          73,438      77,152               73,438       77,152
GNMA POOL 487040            7     03/15/29                          11,990      12,711               11,990       12,711
GNMA POOL 487346            6.5   12/15/28                         284,488     299,031              284,488      299,031
GNMA POOL 488646            7     07/15/29                          53,520      56,739               53,520       56,739
GNMA POOL 491009            6.5   12/15/28                          90,365      94,984               90,365       94,984
GNMA POOL 491146            6.5   12/15/28                          49,904      52,455               49,904       52,455
GNMA POOL 491432            7     08/15/29                          16,021      16,985               16,021       16,985
GNMA POOL 493374            7     12/15/28                         148,377     157,419              148,377      157,419
GNMA POOL 494765            7     05/15/29                          22,956      24,337               22,956       24,337
GNMA POOL 495174            7     08/15/29                           9,735      10,320                9,735       10,320
GNMA POOL 495426            7     06/15/29                          12,310      13,050               12,310       13,050
GNMA POOL 496359            7     06/15/29                          19,761      20,950               19,761       20,950
GNMA POOL 497266            7     12/15/28                         131,667     139,690              131,667      139,690
GNMA POOL 497319            7     12/15/28                          41,756      44,300               41,756       44,300
GNMA POOL 497322            7     12/15/28                          27,776      29,469               27,776       29,469
GNMA POOL 499949            7     02/15/29                           6,952       7,370                6,952        7,370
GNMA POOL 499978            7     09/15/29                          15,859      16,812               15,859       16,812
GNMA POOL 500953            7     08/15/29                           4,043       4,286                4,043        4,286
GNMA POOL 500960            7     09/15/29                           7,375       7,819                7,375        7,819
GNMA POOL 501555            7     03/15/29                          29,434      31,204               29,434       31,204
GNMA POOL 502090            7     08/15/29                           3,663       3,883                3,663        3,883
GNMA POOL 502196            7     05/15/29                           1,777       1,884                1,777        1,884
GNMA POOL 502223            6.5   01/15/29                          60,219      63,264               60,219       63,264

                                                NATIONS GOVERNMENT  COLUMBIA FEDERAL
                                                 SECURITIES FUND     SECURITIES FUND
                                                  ACQUIRED FUND      ACQUIRING FUND     COMPLIANCE     PROFORMA COMBINED
                                               ------------------- -------------------- ----------- ------------------------
                                                PAR   MARKET VALUE   PAR   MARKET VALUE ADJUSTMENTS   PAR     MARKET VALUE
                                               ------ ------------ ------- ------------ ----------- ------- ----------------
GNMA POOL 502369            7     05/15/29                           2,067       2,191                2,067        2,191
GNMA POOL 502978            7     03/15/29                           9,177       9,729                9,177        9,729
GNMA POOL 503598            7     04/15/29                           4,191       4,443                4,191        4,443
GNMA POOL 503737            7     05/15/29                           9,208       9,762                9,208        9,762
GNMA POOL 504426            7     06/15/29                          10,061      10,666               10,061       10,666
GNMA POOL 504575            7     09/15/29                          10,612      11,250               10,612       11,250
GNMA POOL 504579            7     09/15/29                           2,045       2,168                2,045        2,168
GNMA POOL 505013            7     05/15/29                           8,781       9,310                8,781        9,310
GNMA POOL 505021            7     05/15/29                          26,775      28,385               26,775       28,385
GNMA POOL 505107            7     08/15/29                           4,836       5,126                4,836        5,126
GNMA POOL 506465            7     04/15/29                          22,260      23,599               22,260       23,599
GNMA POOL 506681            7     04/15/29                          22,157      23,490               22,157       23,490
GNMA POOL 506684            7     04/15/29                           9,441      10,008                9,441       10,008
GNMA POOL 507051            7     08/15/29                           4,069       4,314                4,069        4,314
GNMA POOL 507543            7     07/15/29                             482         511                  482          511
GNMA POOL 509387            7     07/15/29                          11,330      12,011               11,330       12,011
GNMA POOL 509710            7     08/15/29                           2,367       2,509                2,367        2,509
GNMA POOL 510303            7     08/15/29                           8,250       8,746                8,250        8,746
GNMA POOL 510543            7     10/15/29                          27,097      28,727               27,097       28,727
GNMA POOL 513045            7     08/15/29                          11,634      12,334               11,634       12,334
GNMA POOL 513408            7     09/15/29                           4,142       4,392                4,142        4,392
GNMA POOL 513746            7     08/15/29                          14,822      15,713               14,822       15,713
GNMA POOL 514415            7     08/15/29                           6,107       6,474                6,107        6,474
GNMA POOL 515868            7     07/15/29                          21,073      22,340               21,073       22,340
GNMA POOL 515886            7     08/15/29                          11,886      12,600               11,886       12,600
GNMA POOL 517898            7     09/15/29                           4,165       4,416                4,165        4,416
GNMA POOL 518102            7     09/15/29                           8,368       8,872                8,368        8,872
GNMA POOL 780004            9     10/15/17                          24,327      26,812               24,327       26,812
GNMA POOL 780041            10.5  08/15/21                         307,190     349,003              307,190      349,003
GNMA POOL 780047            9     12/15/17                          14,556      16,046               14,556       16,046
GNMA POOL 780093            6.5   07/15/24                         210,495     222,286              210,495      222,286
GNMA POOL 780113            7     10/15/24                          81,245      86,511               81,245       86,511
GNMA POOL 780168            6.5   05/15/24                          22,706      23,978               22,706       23,978
GNMA POOL 780386            7     12/15/23                         117,771     125,437              117,771      125,437
GNMA POOL 780400            7     12/15/25                          82,622      87,882               82,622       87,882
GNMA POOL 780459            7     11/15/26                         138,826     147,625              138,826      147,625
GNMA POOL 780717            7     02/15/28                          78,643      83,539               78,643       83,539
GNMA POOL 780732            7     03/15/28                          84,605      89,816               84,605       89,816
GNMA POOL 900107            11.75 07/15/13                          12,020      13,380               12,020       13,380
GNMA POOL 900294            12.25 09/15/13                          30,528      34,191               30,528       34,191
GNMA POOL 900443            11.75 09/15/13                          11,071      12,324               11,071       12,324
GNMA POOL 900999            12.25 02/15/14                          41,316      46,366               41,316       46,366
GNMA POOL 901116            12.25 01/15/14                          18,439      20,693               18,439       20,693
GNMA POOL 901416            12.25 03/15/14                           7,664       8,601                7,664        8,601
GNMA POOL 901457            12.25 02/15/14                          15,313      17,185               15,313       17,185
GNMA POOL 902583            12.25 05/15/14                          14,205      15,941               14,205       15,941
GNMA POOL 902701            12.25 04/15/14                          23,462      26,331               23,462       26,331
GNMA POOL 904678            11.75 07/15/15                          48,561      54,254               48,561       54,254
GNMA POOL 907588            9.25  10/15/16                         173,926     193,007              173,926      193,007
GNMA POOL 908416            9.25  09/15/16                          23,528      26,109               23,528       26,109
GNMA POOL 910447            9.25  05/15/18                          18,095      20,202               18,095       20,202
GNMA POOL 911771            9.25  07/15/21                         113,525     126,942              113,525      126,942
GNMA POOL 912204            9.25  09/15/21                          37,062      41,443               37,062       41,443
GNMA POOL 912523            9.25  12/15/21                          65,096      72,789               65,096       72,789

                                                             NATIONS GOVERNMENT          COLUMBIA FEDERAL
                                                              SECURITIES FUND            SECURITIES FUND
                                                               ACQUIRED FUND              ACQUIRING FUND         COMPLIANCE
                                                            ---------------------     -------------------------  -----------
                                                              PAR    MARKET VALUE        PAR      MARKET VALUE   ADJUSTMENTS
                                                            -------- ------------     ---------- --------------  -----------
GNMA POOL 912525        8.75 12/15/21                                                    118,242        130,868
GNMA1 7.5% 413169
 10/15/25                                                     19,993 $     21,526
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION                                                ------------                   -----------
 TOTALS                                                              $  1,447,374                    26,441,765
                                                                     ============                   ===========

MISCELLANEOUS MORTGAGE
 BACKED                                          0.2%

FAMLT 1996-2 A3 8.225%
 9/20/27                                                     526,505      525,999
FHR 2664 IO 5.50%
 05/15/27                                                    890,415       88,156
FHR 2692 IA 5.50%
 01/15/23 **IO**                                             840,392       67,577
FNCI 9.5% POOL# 522692
 08/01/2021                                                  179,679      203,537
FNCI POOL#323304 10%
 10/1/06                                                       6,274        6,405
FNCL 9.5% 01/01/19
 #13116                                                      207,996      230,430
FNR 2002-16 PG 6.00%
 04/25/17                                                    720,000      751,911
FNR 2002-47 QE 5.50%
 08/25/17                                                    773,312      790,667
GNSF 8% #513726
 7/15/2029                                                     9,858       10,682
                                                                     ------------                   -----------
MISCELLANEOUS MORTGAGE
 BACKED TOTALS                                                          2,675,364                             -
                                                                     ============                   ===========
TOTAL MORTGAGE BACKED
 OBLIGATIONS                                                          159,236,690                   514,814,645

GOVERNMENT AGENCIES &
 OBLIGATIONS                                    43.7%

FOREIGN GOVERNMENT BOND                          1.0%

ISRAEL ST GTD NT CL 3    5.5 04/26/24                                                 10,000,000     10,613,200

FOREIGN GOVERNMENT BOND                                              ------------                   -----------
 TOTALS                                                                         -                    10,613,200
                                                                     ============                   ===========
U.S. GOVERNMENT
 OBLIGATIONS                                    42.8%

U.S. TREASURY BONDS                             13.9%

UNITED STATES TREAS BDS 6.88 08/15/25                     10,700,000   13,590,669      3,900,000      4,953,608
UNITED STATES TREAS BDS 8.75 08/15/20                                                 13,446,000     19,406,356
UNITED STATES TREAS BDS 6.75 08/15/26                                                 12,888,000     16,244,924
UNITED STATES TREAS BDS 6.5  11/15/26 (c)                                             16,944,000     20,815,314
UNITED STATES TREAS BDS 6.13 11/15/27                                                  5,395,000      6,381,697
UNITED STATES TREAS BDS  5.5 08/15/28                                                 37,885,000     41,648,344
UNITED STATES TREAS BDS
 7.125 15FEB23          7.13 02/15/23                                                 11,619,000     14,890,934
UNITED STATES TREAS BDS
 7.25PCT BND 15AUG22    7.25 08/15/22                                                 10,346,000     13,384,734
U.S. TREASURY BONDS                                                  ------------                   -----------
 TOTALS                                                                13,590,669                   137,725,911
                                                                     ============                   ===========

U.S. TREASURY NOTES                             27.8%

U.S. TREASURY N/B 3.25%
 8/15/07                                                   4,000,000    3,961,092
U.S. T-NOTE 3.25%
 01/15/09                                                  1,000,000      977,539
UNITED STATES TREAS
 N 4.0 15FEB2014                                           2,055,000    2,003,545
UNITED STATES TREAS NTS 1.88 12/31/05                      4,895,000    4,842,418     58,775,000     58,143,639
UNITED STATES TREAS NTS 6.13 08/15/07                                                 20,672,000     21,857,415
UNITED STATES TREAS NTS 6.75 05/15/05                                                  4,565,000      4,602,447
UNITED STATES TREAS NTS 5    02/15/11                                                 51,440,000     53,879,388
UNITED STATES TREAS NTS 4.63 05/15/06                                                 19,059,000     19,342,655
UNITED STATES TREAS NTS 4.88 02/15/12                                                 18,880,000     19,672,809
UNITED STATES TREAS NTS 5.88 11/15/05                                                  9,105,000      9,279,634
UNITED STATES TREAS NTS 6.88 05/15/06                                                 10,391,000     10,819,224
UNITED STATES TREAS NTS 7    07/15/06                                                 24,690,000     25,859,886
UNITED STATES TREAS NTS 6.5  10/15/06                                                  2,356,000      2,466,438
UNITED STATES TREAS NTS
 3.50008/15/09                                               400,000      392,859
UNITED STATES TREAS NTS
 4.25008/15/14                                             1,350,000    1,337,607
UNITED STATES TREAS NTS
 2.75%  08/15/07                                             500,000      489,277
UNITED STATES TREAS NTS
 3.625 7/15/09                                               500,000      493,418
UNITED STATES TREAS NTS
 3.875% 5/15/2009                                            510,000      509,422
UNITED STATES TREAS NTS
 DTD 00865              6.5  02/15/10                      5,100,000    5,666,977     46,236,000     51,376,149
US TREASURY 3.0
 15FEB2009                                                 3,500,000    3,386,250
US TREASURY 5.375%
 2/15/2031                                                 1,600,000    1,759,250
UST NOTE 6.25%
  8/15/2023                                                  200,000      235,688

                            PROFORMA COMBINED
                        -------------------------
                           PAR      MARKET VALUE
                        ----------- -------------
GNMA POOL 912525          118,242       130,868
GNMA1 7.5% 413169
 10/15/25                  19,993        21,526

GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION               -----------
 TOTALS                              27,889,139
                                    ===========

MISCELLANEOUS MORTGAGE
 BACKED

FAMLT 1996-2 A3 8.225%
 9/20/27                    526,505     525,999
FHR 2664 IO 5.50%
 05/15/27                   890,415      88,156
FHR 2692 IA 5.50%
 01/15/23 **IO**            840,392      67,577
FNCI 9.5% POOL# 522692
 08/01/2021                 179,679     203,537
FNCI POOL#323304 10%
 10/1/06                      6,274       6,405
FNCL 9.5% 01/01/19
 #13116                     207,996     230,430
FNR 2002-16 PG 6.00%
 04/25/17                   720,000     751,911
FNR 2002-47 QE 5.50%
 08/25/17                   773,312     790,667
GNSF 8% #513726
 7/15/2029                    9,858      10,682
                                    -----------
MISCELLANEOUS MORTGAGE
 BACKED TOTALS                        2,675,364
                                    ===========

TOTAL MORTGAGE BACKED
 OBLIGATIONS                        674,051,335

GOVERNMENT AGENCIES &
 OBLIGATIONS

FOREIGN GOVERNMENT BOND

ISRAEL ST GTD NT CL 3    10,000,000  10,613,200
                                    -----------
FOREIGN GOVERNMENT BOND
 TOTALS                              10,613,200
                                    ===========

U.S. GOVERNMENT
 OBLIGATIONS

U.S. TREASURY BONDS

UNITED STATES TREAS BDS  14,600,000  18,544,277
UNITED STATES TREAS BDS  13,446,000  19,406,356
UNITED STATES TREAS BDS  12,888,000  16,244,924
UNITED STATES TREAS BDS  16,944,000  20,815,314
UNITED STATES TREAS BDS   5,395,000   6,381,697
UNITED STATES TREAS BDS  37,885,000  41,648,344
UNITED STATES TREAS BDS
 7.125 15FEB23           11,619,000  14,890,934
UNITED STATES TREAS BDS
 7.25PCT BND 15AUG22     10,346,000  13,384,734
                                    -----------
U.S. TREASURY BONDS
 TOTALS                             151,316,580
                                    ===========

U.S. TREASURY NOTES

U.S. TREASURY N/B 3.25%
 8/15/07                  4,000,000   3,961,092
U.S. T-NOTE 3.25%
 01/15/09                 1,000,000     977,539
UNITED STATES TREAS
 N 4.0 15FEB2014          2,055,000   2,003,545
UNITED STATES TREAS NTS  63,670,000  62,986,057
UNITED STATES TREAS NTS  20,672,000 21,857,415
UNITED STATES TREAS NTS   4,565,000   4,602,447
UNITED STATES TREAS NTS  51,440,000  53,879,388
UNITED STATES TREAS NTS  19,059,000  19,342,655
UNITED STATES TREAS NTS  18,880,000  19,672,809
UNITED STATES TREAS NTS   9,105,000   9,279,634
UNITED STATES TREAS NTS  10,391,000  10,819,224
UNITED STATES TREAS NTS  24,690,000  25,859,886
UNITED STATES TREAS NTS   2,356,000   2,466,438
UNITED STATES TREAS NTS
 3.50008/15/09              400,000     392,859
UNITED STATES TREAS NTS
 4.25008/15/14            1,350,000   1,337,607
UNITED STATES TREAS NTS
 2.75%  08/15/07            500,000     489,277
UNITED STATES TREAS NTS
 3.625 7/15/09              500,000     493,418
UNITED STATES TREAS NTS
 3.875% 5/15/2009           510,000     509,422
UNITED STATES TREAS NTS
 DTD 00865               51,336,000  57,043,126
US TREASURY 3.0
 15FEB2009                3,500,000   3,386,250
US TREASURY 5.375%
 2/15/2031                1,600,000   1,759,250
UST NOTE 6.25%
  8/15/2023                 200,000     235,688

                                                                    NATIONS GOVERNMENT           COLUMBIA FEDERAL
                                                                     SECURITIES FUND             SECURITIES FUND
                                                                      ACQUIRED FUND               ACQUIRING FUND         COMPLIANCE
                                                                 --------------------------- --------------------------- -----------
                                                                    PAR       MARKET VALUE      PAR         MARKET VALUE ADJUSTMENTS
                                                                 ----------   ------------   ------------ -------------- -----------
                                                                              ----------
U.S. TREASURY NOTES TOTALS                                                    26,055,342                    277,299,684
                                                                              ==========
STRIPS                                                    1.1%
STEP STRIP PRIN 08/15/2005                                        3,450,000    3,405,782
STRIP 02/15/09                                                    5,500,000    4,722,575
STRIPS 0 5/15/2017                                                3,100,000    1,749,987
STRIPS 05/15/23                                                   4,500,000    1,837,755
                                                                              ----------                    -----------
STRIPS TOTALS                                                                 11,716,099                              -
                                                                              ==========                    ===========
TOTAL GOVERNMENT AGENCIES &
  OBLIGATIONS                                                                 51,362,110                    425,638,795

ASSET-BACKED SECURITIES                                   6.7%
BANK ONE ISSUANCE TR 2003 3 NT CL A          12/15/10 (a)                                      10,800,000    10,831,860
CAPITAL ONE MULTI ASSET 2003 3
  NT CL A                                    05/16/11 (a)                                      10,000,000    10,059,700
CHASE CR CARD OWNER TR 2003 2 ASSET
  BKD NT CL A                                07/15/10 (a)                                      10,000,000    10,040,000
MBNA CR CARD MASTER NT TR SER 2004
  1 NT CL B                          4.45    08/15/16                                           5,000,000     4,749,100
RESIDENTIAL FD MTG SECS II INC 2002
  HS1 HOME LP CTF CL M 2             6.46    10/25/31                                           2,625,000     2,623,635
RESIDENTIAL FDG MTG SECS II INC 2002
  HS1 HOME LN PT CTF CL M 3          6.65    10/25/31                                             742,322       741,253
GREEN TREE FINL CORP SER 1995
  3 CL B1                            7.85    08/15/25                                           9,100,000     8,163,990
CHASE FDG MTG LN 2003 2 ASSET BKD
  CTF CL 1M 2                        5.59    09/25/15                                           2,000,000     1,957,520
CHASE FDG MTG LN 2003 2 ASSET BKD
  CTF CL IB                          6.9     03/25/13                                           3,000,000     2,962,470
CHASE FDG MTG LN 2003 4 CTF IB       6.15    05/25/36                                           5,000,000     4,960,100
CHASE FDG MTG LN 2003 5 ASSET BKD
  CTF CL IB                          5.85    02/25/32                                           4,800,000     4,704,000
RESIDENTIAL ASSET MTG PRODS SER
  2003 RZ5 MTG CL M 2                5.6     12/25/33                                           5,500,000     5,423,220
RESIDENTIAL ACCREDIT LNS INC 2002
  QS4 PASSTHRU CTF CL M1             6.25    03/25/17                                           3,599,208     3,577,289
RESIDENTIAL FDG MTG SECS I INC 2003
  S9 CL M 3                          6.5     03/25/32                                             798,372       791,729
RESIDENTIAL FDG MTG SECS I INC 2003
  S9 MTG CTF CL M2                   6.5     03/25/32                                           1,064,496     1,077,653
PREFERRED MTG SPC FDG CORP 1996 1
  ASST BCKD CTF CL A 144A            7.9     09/25/12 (d)                                          36,133        36,134
                                                                              ----------                    -----------
ASSET-BACKED SECURITIES TOTALS                                                         -                     72,699,653
                                                                              ==========                    ===========
TOTAL ASSET-BACKED SECURITIES                                                          -                     72,699,653

CORPORATE FIXED-INCOME BONDS &
  NOTES                                                   4.3%
CHEMICALS                                                 0.6%
DOW CHEM CO NT                       6.13    02/01/11             1,000,000    1,076,894        5,000,000     5,398,000
                                                                              ----------                    -----------
CHEMICALS TOTALS                                                               1,076,894                      5,398,000
                                                                              ==========                    ===========
METALS & MINING                                           0.5%
ALCOA INC SR NT                      6       01/15/12                                           5,000,000     5,381,400
                                                                              ----------                    -----------
METALS & MINING TOTALS                                                                 -                      5,381,400
                                                                              ==========                    ===========
COMMUNICATIONS
MEDIA                                                     1.0%
GANNETT CO INC NT                    6.38    04/01/12                                           5,000,000     5,522,300
VIACOM INC GTD SR NT                 6.63    05/15/11                                           5,000,000     5,476,400
                                                                              ----------                    -----------
MEDIA TOTALS                                                                           -                     10,998,700
                                                                              ==========                    ===========
TELECOMMUNICATIONS                                        0.6%
VERIZON GLOBAL FDG CORP NT           7.25    12/01/10             1,000,000    1,128,314        5,000,000     5,642,700
                                                                              ----------                    -----------
TELECOMMUNICATIONS TOTALS                                                      1,128,314                      5,642,700
                                                                              ==========                    ===========
CONSUMER CYCLICAL
RETAIL                                                    0.5%
TARGET CORP NT                       5.88    03/01/12                                           5,000,000     5,397,200
                                                                              ----------                    -----------
RETAIL TOTALS                                                                          -                      5,397,200
                                                                              ==========                    ===========
FINANCIALS
DIVERSIFIED FINANCIAL SERVICES                            1.1%
BOEING CAP CORP SR NT                6.5     02/15/12                                           5,000,000     5,526,100
GENERAL MTRS ACCEP CORP SR NT        7       02/01/12             1,000,000      993,741        5,000,000     4,978,900
                                                                              ----------                    -----------
DIVERSIFIED FINANCIAL SERVICES
  TOTALS                                                                         993,741                     10,505,000
                                                                              ==========                    ===========

                                                PROFORMA COMBINED
                                          ----------------------------
                                            PAR          MARKET VALUE
                                          ---------      -------------
                                                         -----------
U.S. TREASURY NOTES TOTALS                               303,355,026
                                                         ===========
STRIPS
STEP STRIP PRIN 08/15/2005                3,450,000        3,405,782
STRIP 02/15/09                            5,500,000        4,722,575
STRIPS 0 5/15/2017                        3,100,000        1,749,987
STRIPS 05/15/23                           4,500,000        1,837,755
                                                         -----------
STRIPS TOTALS                                             11,716,099
                                                         ===========
TOTAL GOVERNMENT AGENCIES &
  OBLIGATIONS                                            477,000,905

ASSET-BACKED SECURITIES
BANK ONE ISSUANCE TR 2003 3 NT CL A      10,800,000       10,831,860
CAPITAL ONE MULTI ASSET 2003 3
  NT CL A                                10,000,000       10,059,700
CHASE CR CARD OWNER TR 2003 2 ASSET
  BKD NT CL A                            10,000,000       10,040,000
MBNA CR CARD MASTER NT TR SER 2004
  1 NT CL B                               5,000,000        4,749,100
RESIDENTIAL FD MTG SECS II INC 2002
  HS1 HOME LP CTF CL M 2                  2,625,000        2,623,635
RESIDENTIAL FDG MTG SECS II INC 2002
  HS1 HOME LN PT CTF CL M 3                 742,322          741,253
GREEN TREE FINL CORP SER 1995
  3 CL B1                                 9,100,000        8,163,990
CHASE FDG MTG LN 2003 2 ASSET BKD
  CTF CL 1M 2                             2,000,000        1,957,520
CHASE FDG MTG LN 2003 2 ASSET BKD
  CTF CL IB                               3,000,000        2,962,470
CHASE FDG MTG LN 2003 4 CTF IB            5,000,000        4,960,100
CHASE FDG MTG LN 2003 5 ASSET BKD
  CTF CL IB                               4,800,000        4,704,000
RESIDENTIAL ASSET MTG PRODS SER
  2003 RZ5 MTG CL M 2                     5,500,000        5,423,220
RESIDENTIAL ACCREDIT LNS INC 2002
  QS4 PASSTHRU CTF CL M1                  3,599,208        3,577,289
RESIDENTIAL FDG MTG SECS I INC 2003
  S9 CL M 3                                 798,372          791,729
RESIDENTIAL FDG MTG SECS I INC 2003
  S9 MTG CTF CL M2                        1,064,496        1,077,653
PREFERRED MTG SPC FDG CORP 1996 1
  ASST BCKD CTF CL A 144A                    36,133           36,134
                                                         -----------
ASSET-BACKED SECURITIES TOTALS                            72,699,653
                                                         ===========
TOTAL ASSET-BACKED SECURITIES                             72,699,653

CORPORATE FIXED-INCOME BONDS &
  NOTES
CHEMICALS
DOW CHEM CO NT                            6,000,000        6,474,894
                                                         -----------
CHEMICALS TOTALS                                           6,474,894
                                                         ===========
METALS & MINING
ALCOA INC SR NT                           5,000,000        5,381,400
                                                         -----------
METALS & MINING TOTALS                                     5,381,400
                                                         ===========
COMMUNICATIONS
MEDIA
GANNETT CO INC NT                         5,000,000        5,522,300
VIACOM INC GTD SR NT                      5,000,000        5,476,400
                                                         -----------
MEDIA TOTALS                                              10,998,700
                                                         ===========
TELECOMMUNICATIONS
VERIZON GLOBAL FDG CORP NT                6,000,000        6,771,014
                                                         -----------
TELECOMMUNICATIONS TOTALS                                  6,771,014
                                                         ===========
CONSUMER CYCLICAL
RETAIL
TARGET CORP NT                            5,000,000        5,397,200
                                                         -----------
RETAIL TOTALS                                              5,397,200
                                                         ===========
FINANCIALS
DIVERSIFIED FINANCIAL SERVICES
BOEING CAP CORP SR NT                     5,000,000        5,526,100
GENERAL MTRS ACCEP CORP SR NT             6,000,000        5,972,641
                                                         -----------
DIVERSIFIED FINANCIAL SERVICES
  TOTALS                                                  11,498,741
                                                         ===========

                                                                    NATIONS GOVERNMENT           COLUMBIA FEDERAL
                                                                     SECURITIES FUND             SECURITIES FUND
                                                                      ACQUIRED FUND               ACQUIRING FUND         COMPLIANCE
                                                                 --------------------------- --------------------------- -----------
                                                                    PAR       MARKET VALUE      PAR         MARKET VALUE ADJUSTMENTS
                                                                 ----------   ------------   ------------  ------------- -----------
COMMERCIAL SERVICES                                        0.0%
VENDE 98-3 CLASS IO 03/15/29                                      12,787,903          96,291
VENDEE MORTGAGE TRUST IO 09/15/27                                 11,441,180         123,423
                                                                              --------------               -------------
COMMERCIAL SERVICES TOTALS                                                           219,714                           -
                                                                              ==============               =============
TOTAL CORPORATE FIXED-INCOME BOND &
 NOTES                                                                             3,418,663                  43,323,000

COLLATERALIZED MORTGAGE OBLIGATIONS                        1.2%
EXPORT FDNG TR 8.21% 12/29/2006                                      477,356         496,044
OAKWOOD 2002-B A1 FRN FLOATER
  5/15/13                                                            160,148         136,242
MLMI 1998-C3 IO FLOATER 12/15/2030                                 9,335,198         288,780
PNC MORTGAGE ACCEPTANCE CORP. 5.91%
  03/12/2034                                                       2,700,010       2,807,677
CWMBS INC PASS THRU CTFS 2002 36
  CHL MTG PASSTHRU B 1                6    01/25/33                                             2,325,678      2,340,888
FIRST HORIZON MTG PASSTHRU TR 2003
  8 MTG CTF CL B 3 VAR                5.11 10/25/33  (e)                                        1,886,443      1,709,797
SMALL BUSINESS ADMIN DEB SER 1991
  20 A                                7.6  01/01/12                                               364,299        384,334
SMALL BUSINESS ADMIN DEB SER 1991
  20 K                                8.25 11/01/11                                               833,637        883,930
SMALL BUSINESS ADMIN DEB SER 1991
  20H                                 8.85 08/01/11                                                93,543        100,174
SMALL BUSINESS ADMIN SER 1991 20 G    9.15 07/01/11                                               371,088        397,967
SMALL BUSINESS ADMIN SER 1994 SO
  K1994                               8.65 11/01/14                                               715,606        767,698
SMALL BUSINESS ADMIN SER 91 20 J      8.2  10/01/11                                               341,418        361,318
STRUCTURED ASSET SECS CORP SERIES
  2000 1 CLASS M2                     1.89 01/25/40  (a)                                        2,297,373      2,310,767
TRYON MORTGAGE FUNDING INC SERIES
  1997 1 CLASS B2                     7.5  02/20/27  (f)                                           51,435         51,435
                                                                              --------------               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS
  TOTALS                                                                           3,728,743                   9,308,308
                                                                              ==============               =============
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS                                                                      3,728,743                   9,308,308

AFFILIATED INVESTMENT COMPANIES                            0.5%
NATIONS CASH RESERVE                                               5,718,000       5,718,000

SHORT-TERM OBLIGATIONS                                    18.0%
GREENWICH REPO GZ11                   2.61 03/01/05                                           196,129,000    196,129,000
                                                                              --------------               -------------
SHORT-TERM OBLIGATIONS TOTALS                                                      5,718,000                 196,129,000
                                                                              ==============               =============
TOTAL SHORT TERM OBLIGATIONS                              18.5%                    5,718,000                 196,129,000

TOTAL INVESTMENTS                                        136.2%                  223,464,206               1,261,913,401
OTHER ASSETS & LIABILITIES, NET                          -36.2%               (58,998,980.00)               (335,360,386)
                                                                              --------------               -------------
NET ASSETS                                               100.0%                  164,465,226                 926,553,015
                                                                              ==============               =============

                                                PROFORMA COMBINED
                                            ----------------------------
                                              PAR           MARKET VALUE
                                            ---------      -------------
COMMERCIAL SERVICES
VENDE 98-3 CLASS IO 03/15/29                12,787,903           96,291
VENDEE MORTGAGE TRUST IO 09/15/27           11,441,180          123,423
                                                          -------------
COMMERCIAL SERVICES TOTALS                                      219,714
                                                          =============
TOTAL CORPORATE FIXED-INCOME BOND &
 NOTES                                                       46,741,663

COLLATERALIZED MORTGAGE OBLIGATIONS
EXPORT FDNG TR 8.21% 12/29/2006                477,356          496,044
OAKWOOD 2002-B A1 FRN FLOATER
  5/15/13                                      160,148          136,242
MLMI 1998-C3 IO FLOATER 12/15/2030           9,335,198          288,780
PNC MORTGAGE ACCEPTANCE CORP. 5.91%
  03/12/2034                                 2,700,010        2,807,677
CWMBS INC PASS THRU CTFS 2002 36
  CHL MTG PASSTHRU B 1                       2,325,678        2,340,888
FIRST HORIZON MTG PASSTHRU TR 2003
  8 MTG CTF CL B 3 VAR                       1,886,443        1,709,797
SMALL BUSINESS ADMIN DEB SER 1991
  20 A                                         364,299          384,334
SMALL BUSINESS ADMIN DEB SER 1991
  20 K                                         833,637          883,930
SMALL BUSINESS ADMIN DEB SER 1991
  20H                                           93,543          100,174
SMALL BUSINESS ADMIN SER 1991 20 G             371,088          397,967
SMALL BUSINESS ADMIN SER 1994 SO
  K1994                                        715,606          767,698
SMALL BUSINESS ADMIN SER 91 20 J               341,418          361,318
STRUCTURED ASSET SECS CORP SERIES
  2000 1 CLASS M2                            2,297,373        2,310,767
TRYON MORTGAGE FUNDING INC SERIES
  1997 1 CLASS B2                               51,435           51,435
                                                          -------------
COLLATERALIZED MORTGAGE OBLIGATIONS
  TOTALS                                                     13,037,051
                                                          =============

TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS                                                13,037,051

AFFILIATED INVESTMENT COMPANIES
NATIONS CASH RESERVE                         5,718,000        5,718,000

SHORT-TERM OBLIGATIONS
GREENWICH REPO GZ11                        196,129,000      196,129,000

                                                          -------------
SHORT-TERM OBLIGATIONS TOTALS                               201,847,000
                                                          =============
TOTAL SHORT TERM OBLIGATIONS                                201,847,000

TOTAL INVESTMENTS                                         1,485,377,607
OTHER ASSETS & LIABILITIES, NET                            (394,461,703)
                                                          -------------
NET ASSETS                                                1,090,915,904
                                                          =============


Total investments at cost        $223,662,677   1,249,173,115   $1,472,835,792

Notes to Investment Portfolio:

(a) Floating rate note. The interest rate shown reflects the rate as of February 28, 2005.

(b) Security purchased on a delayed delivery basis.

(c) A portion of the security with a market value of $1,738,295 is pledged as collateral for open futures contracts.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005 the value of this security represents less than 0.01% of net assets.

(e) Variable rate security. The interest rate shown reflects the rate as of February 28, 2005.

(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g) Cost for federal income tax purposes is $1,252,350,583. At February 28, 2005, the Fund held the following open short futures contracts:

                                                                                             Unrealized
                                 Number of                   Aggregate       Expiration     Appreciation
Type                             Contracts      Value       Face Value          Date       (Depreciation)
----                             ---------   -----------    ------------     ----------    --------------
5-Year U.S. Treasury Notes          160      $17,300,000     $17,415,027       Mar-05          115,027

10-Year U.S. Treasury Notes         143       15,855,125     $15,809,533       Mar-05          (45,592)

U.S. Long Bonds                      64        7,190,000     $ 7,178,648       Jun-05          (11,352)
                                                                                               -------
                                                                                                58,083
                                                                                               =======

At February 28, 2005, the Fund held investments in the following sectors:

                                                         % of
Sector                                                 Net Assets
------                                                 ----------
Mortgage-Backed Obligations                               61.8%
Government Agencies & Obligations                         43.7
Asset-Backed Securities                                    6.7
Corporate Fixed-Income Bonds & Notes                       4.3
Collateralized Mortgage Obligations                        1.2
Short-Term Obligation                                     18.5
Other Assets & Liabilities, Net                          (36.2)
                                                         -----
                                                         100.0%
                                                         =====

Pro -forma Combining
Statement of Assets & Liabilities
As of  February 28, 2005 (unaudited)

                                                            Nations              Columbia
                                                     Government Securities  Federal Securities
                                                             Fund                  Fund           Pro Forma           Pro Forma
                                                         Acquired Fund        Acquiring Fund     Adjustments          Combined
ASSETS:
Investments, at cost                                     $ 223,662,677       $ 1,249,173,115    $           -      $ 1,472,835,792
Affiliated Investments, at cost                          $           -       $             -    $           -      $             -
                                                         -------------       ---------------    -------------      ---------------
Investments, at value                                      223,464,206         1,261,913,401                -        1,485,377,607
Affiliated Investments, at value                                     -                     -                -                    -
Cash                                                                 -                     -                -                    -
Receivable for:
   Investments sold                                         45,787,035               311,706                -           46,098,741
   Investments sold on a delayed delivery basis                      -           108,815,134                           108,815,134
   Fund shares sold                                             26,990               146,166                -              173,156
   Interest                                                    328,364             3,976,562                -            4,304,926
   Interest from affiliates                                      9,162                     -                                 9,162
   Income Receivable                                           401,266                     -                -              401,266
Futures variation margin                                        20,953               191,769                -              212,722
Dollar roll fee income                                               -             1,503,469                -            1,503,469
Expense reimbursement due from Investment Advisor                    -                     -                -                    -
Deferred Trustees' compensation plan                                 -                49,282                -            49,282.00
Other Assets                                                   100,098                     -                -              100,098
                                                         -------------       ---------------    -------------      ---------------
        TOTAL ASSETS                                       270,138,073         1,376,907,489                -        1,647,045,562
                                                         -------------       ---------------    -------------      ---------------

LIABILITIES:
Payable for:
   Payable to custodian bank                                     1,128               311,511                               312,639
   Income payable                                              494,869                     -                               494,869
   Interest purchased                                       153,666.50                     -                               153,667
   Investments purchased                                   104,368,374                     -                           104,368,374
   Investments purchased on a delayed delivery basis                 -           445,765,956                -          445,765,956
   Fund shares repurchased                                     246,926             1,997,265                -            2,244,191
   Distributions                                                     -             1,087,455                -            1,087,455
   Investment advisory fee                                     116,576               364,987                -              481,563
   Administration fee                                           51,256                     -                -               51,256
   Transfer agent fee                                           22,628               375,600                -              398,228
   Pricing and bookkeeping fees                                      -                37,129                -               37,129
   Trustees' fees                                                    -                     -                -                    -
   Audit fee                                                    27,706                     -                -               27,706
   Custody fee                                                   1,885                16,825                -               18,710
   Distribution and service fees                                37,186               271,603                -              308,789
Future variation margin payable                                 58,813                     -                -               58,813
Deferred compensation plan                                           -                49,282                -               49,282
Other liabilities                                               91,834                76,861          102,337(d)           271,032
                                                         -------------       ---------------    -------------      ---------------
        TOTAL LIABILITIES                                  105,672,848           450,354,474          102,337          556,129,659
                                                         -------------       ---------------    -------------      ---------------
NET ASSETS                                               $ 164,465,226       $   926,553,015    $    (102,337)(d)  $ 1,090,915,904
                                                         =============       ===============    =============      ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                          $ 164,714,685       $   999,212,195                -      $ 1,163,926,880
Overdistributed net investment income                         (258,713)           (3,828,285)        (102,337)(d)  $    (4,189,335)
Accumulated net realized gain (loss)                            30,475           (81,629,264)               -      $   (81,598,789)
Unrealized appreciation on investments                         (21,222)           12,798,369                -           12,777,147
                                                         -------------       ---------------    -------------      ---------------
NET ASSETS                                               $ 164,465,226       $   926,553,015    $    (102,337)(d)  $ 1,090,915,904
                                                         =============       ===============    =============      ===============

CLASS A: (a)
Net assets                                               $           -       $   797,728,032    $  41,170,162      $   838,898,194
Shares outstanding                                                   -            74,887,072        3,869,616           78,756,688
                                                         =============       ===============                       ===============
Net asset value per share (b)                            $           -       $         10.65                       $         10.65
                                                         =============       ===============                       ===============
Maximum sales charge                                                                    4.75%                                 4.75%
Maximum offering price per share ( c)                                                  11.18                                 11.18

CLASS B: (a)
Net assets                                               $           -       $    80,331,720    $  34,196,061      $   114,527,781
Shares outstanding                                                   -             7,541,282        3,211,288(e)        10,752,570
                                                         =============       ===============                       ===============
Net asset value and offering price per share (b)         $           -       $         10.65                       $         10.65
                                                         =============       ===============                       ===============

CLASS C: (a)
Net assets                                               $           -       $     9,672,438    $   1,194,087      $    10,866,525
Shares outstanding                                                   -               908,004          112,168(e)         1,020,172
                                                         =============       ===============                       ===============
Net asset value and offering price per share (b)         $           -       $         10.65                       $         10.65
                                                         =============       ===============                       ===============

CLASS Z:
Net assets                                               $           -       $    38,820,825    $  87,802,579      $   126,623,404
Shares outstanding                                                   -             3,644,475        8,244,421           11,888,896
                                                         =============       ===============                       ===============
Net asset value, offering and redemption price per
 share                                                               -       $         10.65                       $         10.65
                                                         =============       ===============                       ===============

INVESTOR A:
Net assets                                               $  41,225,435       $             -    $ (41,225,435)     $             -
Shares outstanding                                           3,917,000                     -       (3,917,000)                   -
                                                         =============       ===============                       ===============
Net asset value per share (b)                            $       10.52       $             -                       $             -
                                                         =============       ===============                       ===============
Maximum sales charge                                              4.75%
Maximum offering price per share ( c)                            11.04

INVESTOR B: (a)
Net assets                                               $  34,211,849       $             -    $ (34,211,849)     $             -
Shares outstanding                                           3,245,959                     -       (3,245,959)                   -
                                                         =============       ===============                       ===============
Net asset value, offering and redemption price per
 share                                                   $       10.54       $             -                       $             -
                                                         =============       ===============                       ===============

INVESTOR C: (a)
Net assets                                               $   1,194,993       $             -    $  (1,194,993)     $             -
Shares outstanding                                             113,711                     -         (113,711)                   -
                                                         =============       ===============                       ===============
Net asset value, offering and redemption price per
 share                                                   $       10.51       $             -                       $             -
                                                         =============       ===============                       ===============

PRIMARY A: (a)
Net assets                                               $  87,832,949       $             -    $ (87,832,949)     $             -
Shares outstanding                                           8,333,706                     -       (8,333,706)                   -
                                                         =============       ===============                       ===============
Net asset value, offering and redemption price per
 share                                                   $       10.54       $             -                       $             -
                                                         =============       ===============                       ===============

(a) Investor A, B, C and Primary A shares of Nations Government Securities Fund are exchanged for new Class A, B, C and Z shares of Columbia Federal Securities Fund shares, respectively based on the Net Asset Value per share of Columbia Federal Securities Fund's Class A, B, C and Z shares, respectively at the time of the merger

(b) Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)   On sales of $50,000 or more the offering price is reduced.

(d) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $55,930 and $46,407 to be borne by Nations Government Securities Fund and Columbia Federal Securities Fund, respectively.

(e) Reflects estimated shares issued to Acquired Fund Shareholders at the time of the merger.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended February 28, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                            Nations        Columbia
                                                          Government        Federal
                                                          Securities      Securities
                                                             Fund            Fund            Pro Forma          Pro Forma
                                                         Acquired Fund   Acquiring Fund     Adjustments         Combined
                                                         -------------   --------------     ------------      --------------
INVESTMENT INCOME:
Interest                                                 $  5,233,670     $ 40,647,159      $         --       $ 45,880,829
Interest from affiliates                                 $     62,661     $         --                         $     62,661
Amort/Accret                                                1,554,172               --                --       $  1,554,172
Dollar roll fee income                                             --       18,065,504                         $ 18,065,504
Foreign taxes withheld                                             --               --                --                 --
                                                         ------------     ------------      ------------       ------------
   Total Investment Income                                  6,850,503       58,712,663                --         65,563,166
                                                         ------------     ------------      ------------       ------------

EXPENSES:
Investment advisory fee                                       870,647        5,632,009          (694,867)         5,807,789 (c)
Administration fee                                            371,496               --          (371,496)                -- (c)(f)
Distribution fee:
      Class B                                                 287,592          721,962                --          1,009,554 (a)
      Class C                                                  10,157           83,078                --             93,235 (a)
Service fee:
      Class A                                                 109,925        2,128,715                --          2,238,640 (a)
      Class B                                                  95,864          240,654                --            336,518 (a)
      Class C                                                   3,386           27,671                --             31,057 (a)
Transfer agent fee:                                            40,825        1,844,481          (829,716)         1,055,590 (d)
Pricing and bookkeeping fees                                       --          433,157          (110,134)           323,023 (b)(f)
Trustees' fees                                                 29,718           26,965            (9,906)            46,777 (b)
Custody fee                                                    19,285          191,376                --            210,661
Non-Recurring Costs                                                --           48,172                --             48,172
Other expenses                                                171,956          370,659           (60,728)           481,887 (b)
                                                         ------------     ------------      ------------       ------------
   Total Operating Expenses                                 2,010,851       11,748,899        (2,076,847)        11,682,903
Interest expense                                                   --               --                --                 --
                                                         ------------     ------------      ------------       ------------
   Total Expenses                                           2,010,851       11,748,899        (2,076,847)        11,682,903
Fees and expenses waived or reimbursed by
  Investment Advisor                                         (240,961)              --           240,961                 -- (c)
Fees waived by Distributor - Class C                               --          (16,627)           (1,836)           (18,463)(e)
Custody earnings credit                                            --             (192)               --               (192)
Non-recurring costs assumed by Investment
  Advisor (see Note 5)                                             --          (48,172)               --            (48,172)
                                                         ------------     ------------      ------------       ------------
   Net Expenses                                             1,769,890       11,683,908        (1,837,722)        11,616,076
                                                         ------------     ------------      ------------       ------------
Net Investment Income                                       5,080,613       47,028,755         1,837,722         53,947,090
                                                         ------------     ------------      ------------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain on investments                            2,848,866        2,374,086                --          5,222,952
Net change in unrealized
  appreciation/depreciation on investments                 (6,132,875)     (34,115,975)               --        (40,248,850)
                                                         ------------     ------------      ------------       ------------
Net                                                        (3,284,009)     (31,741,889)               --        (35,025,898)
                                                         ------------     ------------      ------------       ------------

Net Increase in Net Assets from Operations               $  1,796,604     $ 15,286,866      $  1,837,722       $ 18,921,192
                                                         ------------     ------------      ------------       ------------


     (a) Based on the contract in effect for Columbia Federal Securities Fund, the surviving fund.

     (b) Reflects elimination of duplicate expenses achieved as a result of merging funds.

     (c) Reflects current contractual rates for Columbia Federal Securities Fund, the surviving Fund in the merger, pursuant to the Assurance of Discontinuous with the NYAG, effective November 1, 2004.

     (d) Reflects the impact of changes to the transfer agent fee that is expected to be implemented on the date the merger is consumated

     (e) Based on voluntary fee waiver currently in effect for Columbia Federal Securities Fund, the surviving Fund.

     (f) Adjustment to realign Nations Government Securities Fund's fees to Columbia Federal Securities Fund's current fee structure.

                                                    03/31/04-02/28/05  03/31/03-3/31/2004  03/31/03-2/29/2004  12 month period ended
Nations                                                   trial              trial               trial               02/28/05
                                                                                                                     --------
Dividends                                                        0                 0                    0                     0  (a)
Interest                                                 4,702,453         7,388,184            6,856,967             5,233,670
Interest from affiliates                                    58,360           225,432              221,130                62,661
Amort/Accret                                             1,424,171           595,272              465,271             1,554,172
Dollar roll fee income                                           -                 -                    -                     -
Foreign taxes withheld                                           -                 -                    -                     -
                                                        ----------        ----------            ---------            ----------
   Total Investment Income                               6,184,984         8,208,888            7,543,368             6,850,503
                                                                                                                              -
                                                                                                                              -
Investment advisory fee                                    784,681         1,124,771            1,038,805               870,647
Reimbursement recouped                                           -                 -                    -                     -
Administration fee                                         333,609           501,239              463,352               371,496
Distribution fee:                                                                                                             -
   Class Investor A                                         99,432           136,655              126,162                     0
   Class Investor B                                        346,129           522,495              485,169               287,592
   Class  Investor C                                        12,291            23,574               22,323                10,157
   Class D                                                       -                 -                    -                     -
   Class G                                                       -                 -                    -                     -
   Class T                                                       -                 -                    -                     -
   Class Z                                                       -                 -                    -                     -
Service fee:                                                                                                                  -
   Class A                                                       -                 -                    -               109,925
   Class B                                                       -                 -                    -                95,864
   Class C                                                       -                 -                    -                 3,386
   Class D                                                       -                 -                    -                     -
   Class G                                                       -                 -                    -                     -
   Class T                                                       -                 -                    -                     -
   Class Z                                                       -                 -                    -                     -
Transfer agent fee                                          49,288            66,993               75,456                40,825
   Class A                                                       -                 -                    -                     -
   Class B                                                       -                 -                    -                     -
   Class C                                                       -                 -                    -                     -
   Class I                                                       -                 -                    -                     -
   Class G                                                       -                 -                    -                     -
   Class T                                                       -                 -                    -                     -
   Class Z                                                       -                 -                    -                     -
Pricing and bookkeeping fees                                     -                 -                    -                     -
Trustees' fees                                                   -                 -                    -                     -
Printing fees                                               26,798            14,000               16,573                24,225
Custody fee                                                 16,991            26,446               24,152                19,285
Audit fee                                                   29,617            35,440               32,495                32,562
Legal fee                                                   69,691           (30,944)             (17,490)               56,237
Registration fee                                            35,018            49,961               53,433                31,546
Reports to shareholders                                          -                 -                    -                     -
Insurance fee                                                    -                 -                    -                     -
Merger costs                                                     -                 -                    -                     -
Directors fees                                              23,177            24,485               17,944                29,718
Non-recurring costs (See Note 7)                                 -                 -                    -                     -
Other expenses                                              28,068            12,756               13,438                27,386
   Total Operating Expenses                              1,854,791         2,507,872            2,351,812             2,010,850
                                                        ----------        ----------            ---------
Fees and expenses waived or reimbursed by Advisor         (215,246)         (328,481)            (302,766)             (240,961)
Fees and expenses waived or reimbursed by Advisor:               -                 -                    -                     -
   Class A                                                       -                 -                    -                     -
   Class B                                                       -                 -                    -                     -
   Class C                                                       -                 -                    -                     -
   Class D                                                       -                 -                    -                     -
   Class G                                                       -                 -                    -                     -
   Class T                                                       -                 -                    -                     -
   Class Z                                                       -                 -                    -                     -
Fees waived by Distributor:                                      -                 -                    -                     -
   Class A                                                       -                 -                    -                     -
   Class B                                                       -                 -                    -                     -
   Class C                                                       -                 -                    -                     -
   Class D                                                       -                 -                    -                     -
   Class G                                                       -                 -                    -                     -
   Class T                                                       -                 -                    -                     -
   Class Z                                                       -                 -                    -                     -
Custody earnings credit                                          -                 -                    -                     -
Non-recurring cost assumed by Investment Advisor
 (See Note 7)                                                    -                 -                    -                     -
   Net Operating Expenses                                1,639,544         2,179,391            2,049,046             1,769,889
                                                        ----------        ----------            ---------
Interest expense                                                 -                 -                    -                     -
   Net Expenses                                          1,639,544         2,179,391            2,049,046             1,769,889
                                                        ----------        ----------            ---------
Net Investment Income                                    4,545,439         6,029,497            5,494,322             5,080,613

Net realized gain (loss) on:
   Investments                                             630,898           991,762             (848,391)            2,471,051
   Foreign currency transactions                                 -                 -                    -                     -
   Foreign capital gains tax                                     -                 -                    -                     -
   Futures contracts                                       419,550           533,262                    -               952,811
  Options                                                  (20,846)         (554,150)                   -              (574,996)
                                                        ----------        ----------            ---------
       Net realized gain                                 1,029,602           970,874             (848,391)            2,848,866
Net change in unrealized                                                      SAL                                             -
 appreciation/depreciation on:                                              App/Dep                                           -
                                                                          ----------
   Investments                                          (5,489,277)       (1,036,675)            (395,366)           (6,130,587)
   Foreign currency translations                                                                                              -
   Futures contracts                                        (2,289)                -                    -                (2,289)
   Foreign capital gains tax                                                                                                  -
   Net realized gain on disposal of investments                                                                                -
     purchased/sold in error (See Note 8)                                                                                     -
       Net change in unrealized
           appreciation/depreciation                                                                                 (6,132,875)
Net Gain                                                                                                                      -
                                                                                                                              -
Net Increase in Net Assets from Operations                  83,475         5,963,695            4,250,565             1,796,604

(a)   Amount rounds to less than $1.

                        COLUMBIA FEDERAL SECURITIES FUND
                                       AND
                       NATIONS GOVERNMENT SECURITIES FUND

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Columbia Federal Securities Fund (the "Acquiring Fund"), a series of Columbia Funds Trust III (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Nations Government Securities Fund ("Acquired Fund"), a series of Nations Funds Trust, is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Acquiring Fund seeks as high a level of current income and total return as is consistent with prudent risk. The Acquired Fund seeks high current income consistent with moderate fluctuation of principal.

FUND SHARES

The Acquiring Fund and the Acquired Fund may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. The Acquired Fund also offers four classes of shares: Investor A, Investor B, Investor C and Primary A shares. Each share class has its own expense structure.

NOTE 2. BASIS OF COMBINATION

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Acquired Fund by the Acquiring Fund as if such merger had occurred on March 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Acquired Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of February 28, 2005. The Pro Forma Statement of Operations of the Acquired Fund and Acquiring Fund has been combined to reflect twelve months ended February 28, 2005. As of February 28, 2005, Columbia Management Advisors, Inc. expects that all of the securities held by the Acquired Fund would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Fund included within their respective annual shareholder reports dated February 28, 2005 as well as the semi-annual shareholder reports dated August 30, 2004.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

Both the Acquiring Fund and the Acquired Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTE 4. CAPITAL SHARES

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of February 28, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at February 28, 2005.

                             Shares of         Additional Shares       Total Shares
                           Acquiring Fund       Assumed Issued         Outstanding
Class of Shares            Pre-Combination       with Merger         Post Combination
---------------            ---------------     -----------------     ----------------
Class A                      74,887,072             3,869,616           78,756,688
Class B                       7,541,282             3,211,288           10,752,570
Class C                         908,004               112,168            1,020,172
Class Z                       3,644,475             8,244,421           11,888,896

NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below).

The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees.
The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

APPENDIX A - STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Global Equity Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investors Fund
Columbia Growth Stock Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Core Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

        1. The following language is added to the section "FUND CHARGES AND EXPENSES" in Part I of the Statements of Additional Information.

      With respect to Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia Large Cap Growth Fund, Administration Agreements with Columbia Management Advisors, Inc. have been amended to reduce the rates at which fees are payable thereunder to the annual rate of 0.10% of the average daily net assets of Columbia Large Company Index Fund and Columbia Small Company Index Fund and 0.05% of the average daily net assets of Columbia Large Cap Growth Fund.

With respect to each Fund listed below, Investment Advisory Agreement with Columbia Management Advisors, Inc. has been amended so that, effective February 9, 2005, the fees payable thereunder will be paid at the following reduced rates:

Columbia Tax-Managed Growth Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.520%
Net assets of $500 million but less than $1 billion            0.470%
Net assets of $1 billion but less than $1.5 billion            0.420%
Net assets of $1.5 billion but less than $3 billion            0.370%
Net assets of $3 billion but less than $6 billion              0.350%
Net assets in excess of $6 billion                             0.330%

Columbia Tax-Managed Growth Fund II and Columbia Tax-Managed Value Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.720%
Net assets of $500 million but less than $1 billion            0.670%
Net assets of $1 billion but less than $1.5 billion            0.620%
Net assets of $1.5 billion but less than $3 billion            0.570%
Net assets of $3 billion but less than $6 billion              0.550%
Net assets in excess of $6 billion                             0.530%

Columbia Large Cap Growth Fund

                                                              Rate
Average Daily Net Assets
Net assets under $200 million                                  0.70%
Net assets of $200 million but less than $500 million         0.575%
Net assets in excess of $500 million                           0.45%

Columbia Large Cap Core Fund, Columbia Disciplined Value Fund and Columbia Dividend Income Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.700%
Net assets of $500 million but less than $1 billion            0.650%
Net assets of $1 billion but less than $1.5 billion            0.600%
Net assets of $1.5 billion but less than $3 billion            0.550%
Net assets of $3 billion but less than $6 billion              0.530%
Net assets in excess of $6 billion                             0.510%

Columbia Growth & Income Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.770%
Net assets of $500 million but less than $1 billion            0.720%
Net assets of $1 billion but less than $1.5 billion            0.600%
Net assets of $1.5 billion but less than $3 billion            0.600%
Net assets of $3 billion but less than $6 billion              0.600%
Net assets in excess of $6 billion                             0.580%

Columbia Asset Allocation Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.650%
Net assets of $500 million but less than $1 billion            0.600%
Net assets of $1 billion but less than $1.5 billion            0.550%
Net assets of $1.5 billion but less than $3 billion            0.500%
Net assets of $3 billion but less than $6 billion              0.480%
Net assets in excess of $6 billion                             0.460%

Columbia Newport Tiger Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.700%
Net assets of $500 million but less than $1 billion            0.700%
Net assets of $1 billion but less than $1.5 billion            0.620%
Net assets of $1.5 billion but less than $3 billion            0.570%
Net assets of $3 billion but less than $6 billion              0.520%
Net assets in excess of $6 billion                             0.470%

Columbia Newport Greater China Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.950%
Net assets of $500 million but less than $1 billion            0.950%
Net assets of $1 billion but less than $1.5 billion            0.870%
Net assets of $1.5 billion but less than $3 billion            0.820%
Net assets of $3 billion but less than $6 billion              0.770%
Net assets in excess of $6 billion                             0.720%

Columbia Federal Securities Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.530%
Net assets of $500 million but less than $1 billion            0.480%
Net assets of $1 billion but less than $1.5 billion            0.450%
Net assets of $1.5 billion but less than $3 billion            0.420%
Net assets in excess of $3 billion                             0.400%

Columbia Intermediate Government Income Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.460%
Net assets of $500 million but less than $1 billion            0.410%
Net assets of $1 billion but less than $1.5 billion            0.380%
Net assets of $1.5 billion but less than $3 billion            0.350%
Net assets of $3 billion but less than $6 billion              0.340%
Net assets in excess of $6 billion                             0.330%

Columbia Intermediate Bond Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.350%
Net assets of $500 million but less than $1 billion            0.350%
Net assets of $1 billion but less than $1.5 billion            0.300%
Net assets of $1.5 billion but less than $3 billion            0.290%
Net assets of $3 billion but less than $6 billion              0.280%
Net assets in excess of $6 billion                             0.270%

Columbia Tax-Exempt Insured Fund and Columbia Tax-Exempt Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.550%
Net assets of $500 million but less than $1 billion            0.500%
Net assets of $1 billion but less than $1.5 billion            0.470%
Net assets of $1.5 billion but less than $3 billion            0.440%
Net assets of $3 billion but less than $6 billion              0.430%
Net assets in excess of $6 billion                             0.420%

Columbia Corporate Bond Fund, Columbia Quality Plus Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.480%
Net assets of $500 million but less than $1 billion            0.430%
Net assets of $1 billion but less than $1.5 billion            0.400%
Net assets of $1.5 billion but less than $3 billion            0.370%
Net assets of $3 billion but less than $6 billion              0.360%
Net assets in excess of $6 billion                             0.350%

Columbia Income Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.420%
Net assets of $500 million but less than $1 billion            0.375%
Net assets of $1 billion but less than $1.5 billion            0.370%
Net assets of $1.5 billion but less than $3 billion            0.340%
Net assets of $3 billion but less than $6 billion              0.330%
Net assets in excess of $6 billion                             0.320%

Columbia High Yield Opportunity Fund and Columbia Strategic Income Fund

                                                               Rate
Average Daily Net Assets
Net assets under $500 million                                  0.600%
Net assets of $500 million but less than $1 billion            0.550%
Net assets of $1 billion but less than $1.5 billion            0.520%
Net assets in excess of $1.5 billion                           0.490%

Previously, Columbia Management had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

      2. The following paragraph is added to the section "HOW TO BUY SHARES" in Part II of the Statements of Additional Information:

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

      3. The Fund's Trustees have approved, subject to shareholder approval at a shareholder meeting expected to be held in 2005, the replacement of each Fund's current fundamental investment restrictions with the following standardized fundamental investment restrictions (except that municipal funds will retain their current 80% policies required under Rule 35d-1 under the Investment Company Act of 1940):

PROPOSED FUNDAMENTAL RESTRICTIONS
Each Fund may not, as a matter of fundamental policy:

            1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

            2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

            3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

            4. [Except for Funds that are "concentrated" in an industry or group of related industries.] Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            7.    [Except for Funds classified as "non-diversified" under
                  Section 5 of the 1940 Act.] Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief. [For municipal Funds only: For purposes of this restriction, tax exempt securities that are supported solely by the revenues of a particular private entity will be deemed to have been issued by that entity.]

                                                                  April 15, 2005

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund
Columbia Europe Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund
Columbia European Thematic Equity Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Core Fund
Columbia International Equity Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

Under the heading "HOW TO BUY SHARES", the seventh paragraph is deleted and replaced with the following:

In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

As of the date of this Supplement, CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts

Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder

NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
 Royal Alliance
 RSM McGladrey Inc.
 Safeco
 Scott & Stringfellow
 Scudder Investments
 Security Benefit
 Segall Bryant Hamill
 South Trust Securities
 Southwest Securities
 Standard Insurance
 Stanton Group
 State of NY Deferred Compensation Plan
 Stephens, Inc.
 Stifel Nicolaus & Co
 Strong Capital
 Sungard T Rowe Price
 Trustar Retirement Services
 Trustlynx/Datalynx
 UBS Financial Services
 USAA Investment Management
 Vanguard
 Wachovia
 TD Waterhouse
 Webster Investment Services
 Wells Fargo
 Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

                                                                November 1, 2004

COLUMBIA FUNDS TRUST I
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II*
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund*
Columbia Connecticut Tax-Exempt Fund*
Columbia Massachusetts Tax-Exempt Fund*
Columbia New York Tax-Exempt Fund*
Columbia Intermediate Tax-Exempt Bond Fund*
Columbia Massachusetts Intermediate Municipal Bond Fund*
Columbia Connecticut Intermediate Municipal Bond
Fund*
Columbia New Jersey Intermediate Municipal
Bond Fund*
Columbia New York Intermediate Municipal Bond
Fund*
Columbia Rhode Island Intermediate Municipal
Bond Fund*
Columbia Florida Intermediate Municipal Bond
Fund*
Columbia Pennsylvania Intermediate Municipal
Bond Fund*

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund
Columbia Europe Fund*

COLUMBIA FUNDS TRUST VIII
Columbia High Yield Municipal Fund*
Columbia Managed Municipals Fund*

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund*
Columbia European Thematic Equity Fund*
Columbia Asset Allocation Fund*
Columbia Dividend Income Fund*
Columbia Large Cap Core Fund*
Columbia International Equity Fund*
Columbia Large Cap Growth Fund*
Columbia Disciplined Value Fund*
Columbia Small Cap Fund*
Columbia Small Company Equity Fund*

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                  (REPLACING SUPPLEMENTS DATED MARCH 31, 2004)

Each Fund's Statement of Additional Information is amended as follows:

1. Effective March 1, 2004, PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, replaced Ernst & Young LLP as independent accountants for all of the Funds. PricewaterhouseCoopers LLP provides audit and tax return review services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. (Relevant to funds with asterisk.)

2. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

3. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

      The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. The Chairman of the Board receives an annual retainer of $40,000. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

4. Each of the committees listed under the section TRUSTEES AND TRUSTEES' FEES have had a change in the committee members. The following changes were effective October 8, 2003:

AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

5. The paragraph Trading Oversight Committee under the section TRUSTEES AND TRUSTEES' FEES is replaced with the following:

INVESTMENT OVERSIGHT COMMITTEES

      Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

6. On October 7, 2003 the Board of Trustees/Managers of the Trusts elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trusts.

7. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                                     Total Compensation from the Columbia Funds Complex Paid to the
     Trustee                              Trustees for the Calendar Year Ended December 31, 2003
--------------------                 --------------------------------------------------------------
Patrick J. Simpson                                                 $64,234
Richard L. Woolworth                                                64,234

8. As of December 31, 2003, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading SHARE OWNERSHIP under the section TRUSTEES AND TRUSTEES' FEES the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia Funds Complex" is revised as follows:

      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and
(ii) in the funds in the Fund Complex:

                                         Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                        Funds Overseen by Trustee in
    Name of Trustee                             Fund Complex
----------------------                 ------------------------------
DISINTERESTED TRUSTEES
Patrick J. Simpson                            $50,001-$100,000
Richard L. Woolworth                             Over $100,000

9. The disclosure following the caption "Trustees and Officers" located in the section "Management of the Funds" in Part 2 of the Statement of Information is restated in its entirety:

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                 Number of
                                         Year First                            Portfolios in
                                         Elected or                            Fund Complex
      Name, Address          Position   Appointed to  Principal Occupation(s)    Overseen
         and Age            with Funds    Office(1)   During Past Five Years     by Trustee   Other Directorships Held
--------------------------  ----------  ------------  -----------------------  -------------  ------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 48)    Trustee        1996     Executive Vice                118       Orbitz, Inc. (on-line
P.O. Box 66100                                        President - Strategy                    travel company)
Chicago, IL 60666                                     of United Airlines
                                                      (airline) since
                                                      December, 2002
                                                      (formerly President
                                                      of UAL Loyalty
                                                      Services (airline)
                                                      from September, 2001
                                                      to December, 2002;
                                                      Executive Vice
                                                      President and Chief
                                                      Financial Officer of
                                                      United Airlines from
                                                      March, 1999 to
                                                      September, 2001;
                                                      Senior Vice
                                                      President-Finance
                                                      from March, 1993 to
                                                      July, 1999).

                                                                                 Number of
                                         Year First                            Portfolios in
                                         Elected or                            Fund Complex
     Name, Address           Position   Appointed to  Principal Occupation(s)   Overseen by
        and Age             with Funds     Office1    During Past Five Years       Trustee    Other Directorships Held
--------------------------  ----------  ------------  -----------------------  -------------  ------------------------
DISINTERESTED TRUSTEES
Janet Langford Kelly        Trustee         1996      Private Investor              118                 None
(Age 46)                                              since March, 2004
9534 W. Gull Lake Drive                               (formerly Chief
Richland, MI  49083-8530                              Administrative
                                                      Officer and Senior
                                                      Vice President,
                                                      Kmart Holding
                                                      Corporation
                                                      (consumer goods),
                                                      from September, 2003
                                                      to March, 2004;
                                                      Executive Vice
                                                      President-Corporate
                                                      Development and
                                                      Administration,
                                                      General Counsel and
                                                      Secretary, Kellogg
                                                      Company (food
                                                      manufacturer), from
                                                      September, 1999 to
                                                      August, 2003; Senior
                                                      Vice President,
                                                      Secretary and
                                                      General Counsel,
                                                      Sara Lee Corporation
                                                      (branded, packaged,
                                                      consumer-products
                                                      manufacturer) from
                                                      January, 1995 to
                                                      September, 1999).

Richard W. Lowry (Age 68)   Trustee         1995      Private Investor              120(3)              None
10701 Charleston Drive                                since August, 1987
Vero Beach, FL 32963                                  (formerly Chairman
                                                      and Chief Executive
                                                      Officer, U.S.
                                                      Plywood Corporation
                                                      (building products
                                                      manufacturer)).

                                                                                   Number of
                                         Year First                              Portfolios in
                                         Elected or                              Fund Complex
      Name, Address          Position   Appointed to   Principal Occupation(s)      Overseen
         and Age            with Funds     Office(1)   During Past Five Years       by Trustee   Other Directorships Held
--------------------------  ----------  ------------  -------------------------  -------------  -------------------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 62)  Trustee         1981      Professor of Economics,       118         None
Department of Economics                               University of Washington,
University of Washington                              since January, 1976; Ford
Seattle, WA 98195                                     and Louisa Van Voorhis
                                                      Professor of Political
                                                      Economy, University of
                                                      Washington, since
                                                      September, 1993 (formerly
                                                      Director, Institute for
                                                      Economic Research,
                                                      University of Washington
                                                      from September, 2001 to
                                                      June, 2003) Adjunct
                                                      Professor of Statistics,
                                                      University of Washington,
                                                      since September, 1980;
                                                      Associate Editor, Journal
                                                      of Money Credit and
                                                      Banking, since September,
                                                      1993; consultant on
                                                      econometric and
                                                      statistical matters.

John J. Neuhauser (Age 61)  Trustee         1985      Academic Vice President       121(3,4)    Saucony, Inc. (athletic
84 College Road                                       and Dean of Faculties                     footwear)
Chestnut Hill, MA                                     since August, 1999,
02467-3838                                            Boston College (formerly
                                                      Dean, Boston College
                                                      School of Management from
                                                      September, 1977 to
                                                      September, 1999).

Patrick J. Simpson (Age 60) Trustee         2000      Partner, Perkins Coie         118         None
1120 N.W. Couch Street                                L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                   Number of
                                         Year First                              Portfolios in
                                         Elected or                              Fund Complex
     Name, Address           Position   Appointed to   Principal Occupation(s)     Overseen
        and Age             with Funds    Office(1)     During Past Five Years     by Trustee   Other Directorships Held
--------------------------  ----------  ------------  -------------------------  -------------  -------------------------
DISINTERESTED TRUSTEES

Thomas E. Stitzel (Age 68)  Trustee         1998      Business Consultant since      118        None
2208 Tawny Woods Place                                1999 (formerly Professor
Boise, ID  83706                                      of Finance from 1975 to
                                                      1999, College of
                                                      Business, Boise State
                                                      University); Chartered
                                                      Financial Analyst.

Thomas C. Theobald          Trustee         1996      Partner and Senior             118        Anixter International
(Age 67) 5                  and                       Advisor, Chicago Growth                   (network support
303 W. Madison              Chairman                  Partners (private equity                  equipment distributor);
Suite 2500                  of the                    investing) since                          Ventas, Inc. (real
Chicago, IL 60606           Board                     September, 2004 (formerly                 estate investment
                                                      Managing Director,                        trust);Jones Lang
                                                      William Blair Capital                     LaSalle (realestate
                                                      Partners (private equity                  management services)
                                                      investing) from                           and MONY Group (life
                                                      September, 1994 to                        insurance)
                                                      September, 2004).

Anne-Lee Verville (Age 59)  Trustee         1998      Retired since 1997             119(4)     Chairman of the Board of
359 Stickney Hill Road                                (formerly General                         Directors, Enesco Group,
Hopkinton, NH  03229                                  Manager, Global Education                 Inc. (designer, importer
                                                      Industry, IBM Corporation                 and distributor of
                                                      (computer and technology)                 giftware and
                                                      from 1994 to 1997).                       collectibles)

                                                                                   Number of
                                         Year First                              Portfolios in
                                         Elected or                               Fund Complex
      Name, Address          Position   Appointed to   Principal Occupation(s)     Overseen
         and Age            with Funds     Office(1)    During Past Five Years     by Trustee   Other Directorships Held
--------------------------  ----------  ------------  -------------------------  -------------  ------------------------
DISINTERESTED TRUSTEES

Richard L. Woolworth        Trustee         1991      Retired since December         118        Northwest Natural Gas
(Age 63)                                              2003 (formerly Chairman                   Co. (natural gas service
100 S.W. Market Street                                and Chief Executive                       provider)
#1500                                                 Officer, The Regence
Portland, OR 97207                                    Group (regional health
                                                      insurer); Chairman and
                                                      Chief Executive Officer,
                                                      BlueCross BlueShield of
                                                      Oregon; Certified Public
                                                      Accountant, Arthur Young
                                                      & Company)

                                                                                   Number of
                                         Year First                              Portfolios in
                                         Elected or                               Fund Complex
       Name, Address         Position   Appointed to   Principal Occupation(s)     by Trustee
          and Age           with Funds    Office(1)     During Past Five Years      Overseen    Other Directorships Held
--------------------------  ----------  ------------  -------------------------  -------------  ------------------------
INTERESTED TRUSTEE
William E. Mayer2 (Age 64)  Trustee         1994      Managing Partner, Park         120(3)     Lee Enterprises (print
399 Park Avenue                                       Avenue Equity Partners                    media), WR Hambrecht +
Suite 3204                                            (private equity) since                    Co. (financial service
New York, NY 10022                                    February, 1999 (formerly                  provider); First Health
                                                      Founding Partner,                         (healthcare); Reader's
                                                      Development Capital LLC                   Digest (publishing);
                                                      from November 1996 to                     OPENFIELD Solutions
                                                      February, 1999).                          (retail industry
                                                                                                technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                               Year First
                                               Elected or
          Name, Address           Position    Appointed to               Principal Occupation(s)
             and Age             with Funds      Office                  During Past Five Years
------------------------------   -----------  ------------  ---------------------------------------------
OFFICERS
Christopher L. Wilson (Age 47)   President        2004      President of the Columbia Funds, Liberty
One Financial Center                                        Funds and Stein Roe Funds since October, 2004
Boston, MA 02111                                            (formerly President and Chief Executive
                                                            Officer, CDC IXIS Asset Management Services,
                                                            Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)    Treasurer        2000      Treasurer of the Columbia Funds since
One Financial Center                                        October, 2003 and of the Liberty Funds, Stein
Boston, MA 02111                                            Roe Funds and All-Star Funds since December,
                                                            2000; Vice President of the Advisor since
                                                            April, 2003 (formerly President of the
                                                            Columbia Funds, Liberty Funds and Stein Roe
                                                            Funds from February, 2004 to October, 2004;
                                                            Chief Accounting Officer and Controller of
                                                            the Liberty Funds and of the All-Star Funds
                                                            from February, 1998 to October, 2000);
                                                            Treasurer of the Galaxy Funds since
                                                            September, 2002; Treasurer, Columbia
                                                            Management Multi-Strategy Hedge Fund, LLC
                                                            since December, 2002 (formerly Vice President
                                                            of Colonial Management Associates, Inc. from
                                                            February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)         Senior Vice      2004      Senior Vice President and Chief Compliance
40 West 57th Street              President                  Officer of the Columbia Funds, Liberty Funds
New York, NY 10019               and Chief                  and Stein Roe Funds since August, 2004; Chief
                                 Compliance                 Compliance Officer of the All-Star Funds
                                 Officer                    since August, 2004 (formerly Partner, Carter,
                                                            Ledyard & Milburn LLP from January, 2001 to
                                                            August, 2004; Counsel, Carter, Ledyard &
                                                            Milburn LLP from November, 1999 to December,
                                                            2000; Vice President and Counsel, Equitable
                                                            Life Assurance Society of the United States
                                                            from April, 1998 to November, 1999,).

Michael G. Clarke (Age 34)       Chief            2004      Chief Accounting Officer of the Columbia
One Financial Center             Accounting                 Funds, Liberty Funds, Stein Roe Funds and
Boston, MA 02111                 Officer                    All-Star Funds since October, 2004 (formerly
                                                            Controller of the Columbia Funds, Liberty
                                                            Funds, Stein Roe Funds and All-Star Funds
                                                            from May, 2004 to October, 2004; Assistant
                                                            Treasurer from June, 2002 to May, 2004; Vice
                                                            President, Product Strategy & Development of
                                                            the Liberty Funds and Stein Roe Funds from
                                                            February, 2001 to June, 2002; Assistant
                                                            Treasurer of the Liberty Funds, Stein Roe
                                                            Funds and the All-Star Funds from August,
                                                            1999 to February, 2001; Audit Manager,
                                                            Deloitte & Toche LLP from May, 1997 to
                                                            August, 1999).

                                               Year First
                                               Elected or
          Name, Address           Position    Appointed to                Principal Occupation(s)
             and Age             with Funds      Office                   During Past Five Years
------------------------------   -----------  ------------  ---------------------------------------------
OFFICERS
Jeffrey R. Coleman (Age  34)     Controller         2004    Controller of the Columbia Funds, Liberty
One Financial Center                                        Funds, Stein Roe Funds and All-Star Funds
Boston, MA 02111                                            since October, 2004 (formerly Vice President
                                                            of CDC IXIS Asset Management Services, Inc.
                                                            and Deputy Treasurer of the CDC Nvest Funds
                                                            and Loomis Sayles Funds from February, 2003
                                                            to September, 2004; Assistant Vice President
                                                            of CDC IXIS Asset Management Services, Inc.
                                                            and Assistant Treasurer of the CDC Nvest
                                                            Funds from August, 2000 to February, 2003;
                                                            Tax Manager of PFPC, Inc. from November, 1996
                                                            to August, 2000).

David A. Rozenson (Age 50)       Secretary         2003     Secretary of the Columbia Funds, Liberty
One Financial Center                                        Funds, Stein Roe Funds and All-Star Funds
Boston, MA 02111                                            since December, 2003; Senior Counsel, Bank of
                                                            America Corporation (formerly FleetBoston
                                                            Financial Corporation) since January, 1996;
                                                            Associate General Counsel, Columbia
                                                            Management Group since November, 2002.

                                                                October 15, 2004

                        COLUMBIA FEDERAL SECURITIES FUND
                      A SERIES OF COLUMBIA FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Federal Securities Fund (the Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated January 1, 2005. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated August 31, 2004. Investors may obtain a free copy of a Prospectus and the Annual Report from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The Financial Statements and Report of the Independent Registered Public Accounting Firm appearing in the Fund's August 31, 2004 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS

                                                                                PAGE
PART 1

Definitions                                                                       b
Organization and History                                                          b
Investment Goals and Policies                                                     b
Fundamental Investment Policies                                                   c
Other Investment Policies                                                         c
Portfolio Turnover                                                                c
Fund Charges and Expenses                                                         d
Custodian of the Fund                                                             k
Independent Registered Public Accounting Firm of the Fund                         k

PART 2

Miscellaneous Investment Practices                                                1
Taxes                                                                            21
Additional Tax Matters Concerning Trust Shares                                   25
Management of the Funds                                                          27
Determination of Net Asset Value                                                 40
How to Buy Shares                                                                42
Special Purchase Programs/Investor Services                                      45
Programs for Reducing or Eliminating Sales Charges                               47
How to Sell Shares                                                               49
Distributions                                                                    54
How to Exchange Shares                                                           54
Suspension of Redemptions                                                        55
Shareholder Liability                                                            55
Shareholder Meetings                                                             55
Appendix I                                                                       56
Appendix II                                                                      61

                                     PART 1
                        COLUMBIA FEDERAL SECURITIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 JANUARY 1, 2005

DEFINITIONS

"Trust"           Columbia Funds Trust III
"Fund"            Columbia Federal Securities Fund
"Advisor"         Columbia Management Advisors, Inc., the Fund's investment advisor
"CFD"             Columbia Funds Distributor, Inc. the Fund's distributor
"CFS"             Columbia Funds Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund is an open-end management investment company that is a diversified series of the Trust, representing the entire interest in a separate series of the Trust. The Fund commenced investment operations on March 30, 1984.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of the Trust's shares may call meetings to consider removal of Trustees of the Trust. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

The Fund offers four classes of shares - Classes A, B C and Z shares. The Fund changed its name from Liberty Federal Securities Fund to its current name on October 13, 2003 and from Colonial Federal Securities Fund to Liberty Federal Securities Fund on July 14, 2000. The Trust changed its name from Liberty Funds Trust III to its current name on October 13, 2003 and from Colonial Funds Trust III to Liberty Funds Trust III on April 1, 1999.

INVESTMENT GOALS AND POLICIES

The Fund's Prospectuses describe the Fund's investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Short-Term Trading
         Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Repurchase Agreements
         Reverse Repurchase Agreements
         Stripped Securities
         Mortgage Dollar Rolls
         Options on Securities
         Futures Contracts and Related Options
         Money Market Instruments
         Mortgage-Backed Securities
         Asset-Backed Securities
         Non-Agency Mortgage-Backed Securities
         Short Sales
         Other Investment Companies
         Zero Coupon Securities
         Variable and Floating RateObligations

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies the Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.    Invest more than 15% of its net assets in illiquid assets; and

3. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or
      (G) of the 1940 Act.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover in the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund.

                                       c

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, as follows:

Average Daily Net Assets                 Annual Fee Rate
------------------------                 ---------------
    First $1 billion                          0.60%
    Next $1 billion                           0.55%
    Next $1 billion                           0.50%
    Over $3 billion                           0.40%

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the shareholders' servicing and transfer agency fee arrangement between CFS and the Fund has been revised so that the Fund pays the following fees:

An annual open account fee of $28 per open account in an equity fund, $34 per open account in a fixed income fund, and $33.50 per open account in a money market fund plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in the Fund's accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

                                       d

RECENT FEES PAID TO THE ADVISOR, CFD AND CFS (dollars in thousands)

                                                       Year ended August 31,
                                                   -----------------------------
                                                    2004       2003        2002
                                                   ------      ------     ------
Management fee                                     $6,391      $6,927     $3,799
Bookkeeping fee                                       502         479        254
Shareholder services and transfer agent fee         2,274       3,783      1,805
12b-1 fees:
  Service fee (Class A)                             2,299       2,459      1,406
  Service fee (Class B)                               290         402        154
  Service fee (Class C)                                35          51         19
  Distribution fee (Class B)                          870       1,209        459
  Distribution fee (Class C)                          106         155         56
Fees waived by CFD  (Class C)                         (21)        (31)       (11)

BROKERAGE COMMISSIONS (dollars in thousands)

                                                       Year ended August 31,
                                                   ----------------------------
                                                   2004        2003        2002
                                                   ----        ----        ----
Total commissions                                   $25         $31         $33
Directed transactions(a)                              0           0           0
Commissions on directed transactions                  0           0           0

(a) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At August 31, 2004, the Fund held securities of its regular brokers or dealers as set forth below:

Broker/Dealer     Value (in thousands)
None              None

TRUSTEES AND TRUSTEES' FEES

The Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios. (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust. ( the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Colombia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust. (the "Columbia Funds").

The series of The Galaxy Fund. (the "Galaxy Funds").

                                       e

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of the officers of the funds in the Fund Complex, including Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2004 and the calendar year ended December 31, 2003, the Trustees received the following compensation for serving as Trustees:

                                                                                     Total Compensation from the
                         Pension or Retirement      Aggregate Compensation from     Columbia Funds Complex Paid to
                          Benefits Accrued as      the Fund for the Fiscal Year     the Trustees for the Calendar
                                 Part                          Ended                             Year
     Trustee(a)           of Fund Expenses(b)              August 31, 2004             Ended December 31, 2003(a)
--------------------     ---------------------     ----------------------------     ------------------------------
Douglas A. Hacker                 N/A                          3,132                            115,500
Janet Langford Kelly              N/A                          3,140                            101,500
Richard W. Lowry                  N/A                          2,941                            128,150
Salvatore Macera(d)               N/A                            N/A                             56,500
William E. Mayer                  N/A                          3,232                            133,150
Charles R. Nelson                 N/A                          3,121                            155,073
John J. Neuhauser                 N/A                          3,115                            143,568
Patrick J. Simpson                N/A                          2,497                             64,234
Thomas E. Stitzel                 N/A                          3,342                            103,500
Thomas C. Theobald                N/A                          3,788(e)                         110,250
Anne-Lee Verville(f)              N/A                          3,691                            128,250
Richard L. Woolworth              N/A                          2,732                             64,234

(a) As of December 31, 2003, the Fund Complex consisted of 132 open-end and 15 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also, effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.

(d) During the fiscal year end August 31, 2004, Mr. Simpson deferred $2,497 of his compensation from the fund pursuant to the deferred compensation plan.

(e) During the fiscal year ended August 31, 2004, Mr. Theobald deferred $1,845 of his compensation from the Fund, pursuant to the deferred compensation plan. At December 31, 2003, the value of Mr. Theobald's account under that plan was $55,587.

(f) During the fiscal year ended August 31, 2004, Ms. Verville deferred $1,320 of her compensation from the Fund. In the calendar year ended December 31, 2003, she deferred $53,250 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Ms. Verville's account under that plan was $516,001.

ROLE OF THE BOARD OF TRUSTEES

      The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                       f

AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel, and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2004, the Audit Committee convened ten times.

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2004, the Governance Committee convened four times.

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2004, the Advisory Fees and Expenses Committee convened four times.

COMPLIANCE COMMITTEE

      Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2004, the Compliance Committee convened three times.

INVESTMENT OVERSIGHT COMMITTEES

      Beginning in 2004, each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Fund's adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

                                       g

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                             Aggregate Dollar Range of
                                                             Equity Securities Owned in
                                  Dollar Range of              All Funds Overseen by
                            Equity Securities Owned in       Trustee in Columbia Funds
   Name of Trustee                   the Fund                         Complex
----------------------      --------------------------      ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $0                          Over $100,000
Janet Langford Kelly                   $0                          Over $100,000
Richard W. Lowry                       $0                          Over $100,000

Charles R. Nelson                      $0                          Over $100,000
John J. Neuhauser                      $0                          Over $100,000
Patrick J. Simpson                     $0                          Over $100,000
Thomas E. Stitzel                      $0                     $50,001 - $100,000
Thomas C. Theobald                     $0                          Over $100,000
Anne-Lee Verville(a)                   $0                               $      0
Richard L. Woolworth                   $0                     $10,001 - $ 50,000

INTERESTED TRUSTEES
William E. Mayer                       $0                     $50,001 - $100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2003, the value of her deferred compensation account exceeded $100,000.

OWNERSHIP OF THE FUND

As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of the Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of the Fund's then outstanding shares:

                                       h

CLASS C

Citigroup Global Markets, Inc.                                6.14
Attn: Peter Booth 7th Floor
333 W 34th Steet
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith                           7.77%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

CLASS Z

Columbia Thermostat Fund                                     95.88%
C/O Paula Ryan
227 W. Monroe Street, STE 3000
Chicago, IL 60606-5018

SALES CHARGES (dollars in thousands)

                                                                Class A Shares
                                                             Year ended August 31,
                                                         ----------------------------
                                                         2004        2003        2002
                                                         ----        ----        ----
Aggregate initial sales charges on Fund share sales      $178        $517        $319
Initial sales charges retained by CFD                      21          35          39
Aggregate Contingent Deferred Sales Charge
  (CDSC) on Fund redemptions retained by CFD                9          12          11

                                                                Class B Shares
                                                             Year ended August 31,
                                                         ----------------------------
                                                         2004        2003        2002
                                                         ----        ----        ----
Aggregate CDSC on Fund redemptions retained by
  CFD                                                    $380       $660       $208

                                                                Class C Shares
                                                             Year ended August 31,
                                                         ----------------------------
                                                         2004        2003        2002
                                                         ----        ----        ----
Aggregate CDSC on Fund redemptions retained by
  CFD                                                    $  6        $ 23        $ 15

12B-1 PLANS, CDSC AND CONVERSION OF SHARES
The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees of the Trust have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. The Fund pays CFD monthly a service fee at an annual rate of 0.25% of the net assets attributed to Class A, Class B and Class C shares and a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. CFD has voluntarily agreed to waive 0.15% of the Fund's Class C share distribution fees. CFD may terminate this waiver at any time without shareholder approval. CFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial services firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase, depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The Fund's Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charge are described in the Prospectus for the Fund's Class A, Class B and Class C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, which are not subject to the distribution fee, having an equal value. Class C shares do not convert. See the Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CFD relating to the Class A, B and C shares of the Fund for the fiscal year ended August 31, 2004 were:

                                                       Class A Shares       Class B Shares        Class C Shares
                                                       --------------       --------------        --------------
Fees to FSFs                                              $ 2,722               $  447                 $  53
Cost of sales material relating to the Fund
 (including printing and mailing expenses)                     27                    7                     1
Allocated travel, entertainment and other
 promotional expenses (including advertising)                 104                   27                     5

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                       j

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING
In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES
A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS
Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFs"). The Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)
The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS
To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES
Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS
The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING
The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITs
The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES
The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)
The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS
The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS
The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS
Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS
Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS
Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS
Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS
Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a singe trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss "not already disallowed as provided in the preceding sentence realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns at capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (I) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                                             Number of
                                            Year First                                                     Portfolios in   Other
                                            Elected or                                                     Fund Complex   Director
      Name, Address             Position   Appointed to           Principal Occupation(s)                    Overseen      ships
        and Age                with Funds    Office(1)            During Past Five Years                    by Trustee     Held
-----------------------------  ----------  ------------  ------------------------------------------------  -------------  ----------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)      Trustee       1996       Executive Vice President - Strategy of United         118
P.O. Box 66100                                           Airlines (airline) since December, 2002
Chicago, IL 60666                                        (formerly President of UAL Loyalty Services
                                                         (airline) from September, 2001 to December,
                                                         2002; Executive Vice President and Chief
                                                         Financial Officer of United Airlines from March,
                                                         1999 to September, 2001; Senior Vice
                                                         President-Finance from March, 1993 to July,
                                                         1999).

Janet Langford Kelly (Age 47)   Trustee       1996       Adjunct Professor of Law, Northwestern                118           None
9534 W. Gull Lake Drive                                  University, since September, 2004; Private
Richland, MI  49083-8530                                 Investor since March, 2004 (formerly Chief
                                                         Administrative Officer and Senior Vice
                                                         President, Kmart Holding Corporation (consumer
                                                         goods), from September, 2003 to March, 2004;
                                                         Executive Vice President-Corporate Development
                                                         and Administration, General Counsel and
                                                         Secretary, Kellogg Company (food manufacturer),
                                                         from September, 1999 to August, 2003; Senior
                                                         Vice President, Secretary and General Counsel,
                                                         Sara Lee Corporation (branded, packaged,
                                                         consumer-products manufacturer) from January,
                                                         1995 to September, 1999).

                                                                                                             Number of
                                            Year First                                                     Portfolios in   Other
                                            Elected or                                                     Fund Complex   Director
      Name, Address             Position   Appointed to           Principal Occupation(s)                    Overseen      ships
        and Age                with Funds    Office(1)            During Past Five Years                    by Trustee     Held
-----------------------------  ----------  ------------  ------------------------------------------------  -------------  ----------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 68)        Trustee      1995       Private Investor since August, 1987 (formerly         120(3)       None
10701 Charleston Drive                                   Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                     Plywood Corporation (building products
                                                         manufacturer)).

Charles R. Nelson (Age 62)       Trustee      1981       Professor of Economics, University of                 118          None
Department of Economics                                  Washington, since January, 1976; Ford and Louisa
University of Washington                                 Van Voorhis Professor of Political Economy,
Seattle, WA 98195                                        University of Washington, since September, 1993
                                                         (formerly Director, Institute for Economic
                                                         Research, University of Washington from
                                                         September, 2001 to June, 2003) Adjunct Professor
                                                         of Statistics, University of Washington, since
                                                         September, 1980; Associate Editor, Journal of
                                                         Money Credit and Banking, since September, 1993;
                                                         consultant on econometric and statistical
                                                         matters.

John J. Neuhauser (Age 61)       Trustee      1985       Academic Vice President and Dean of Faculties         121(3,4)    Saucony,
84 College Road                                          since August, 1999, Boston College (formerly                        Inc.
Chestnut Hill, MA 02467-3838                             Dean, Boston College School of Management from                   (athletic
                                                         September, 1977 to September, 1999).                              footwear)

Patrick J. Simpson (Age 60)      Trustee      2000       Partner, Perkins Coie L.L.P. (law firm).              118          None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128

                                                                                                             Number of
                                            Year First                                                     Portfolios in   Other
                                            Elected or                                                     Fund Complex   Director
      Name, Address             Position   Appointed to           Principal Occupation(s)                    Overseen      ships
        and Age                with Funds    Office(1)            During Past Five Years                    by Trustee     Held
-----------------------------  ----------  ------------  ------------------------------------------------  -------------  ----------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 68)       Trustee      1998       Business Consultant since 1999 (formerly              118          None
2208 Tawny Woods Place                                   Professor of Finance from 1975 to 1999, College
Boise, ID  83706                                         of Business, Boise State University); Chartered
                                                         Financial Analyst.

                                                                                              Number of
                                                 Year First                                 Portfolios in
                                                 Elected or                                  Fund Complex        Other
      Name, Address               Position      Appointed to     Principal Occupation(s)       Overseen       Directorships
        and Age                  with Funds       Office(1)      During Past Five Years       by Trustee           Held
-----------------------------  ---------------  ------------  ----------------------------  --------------  ------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 67)(5)  Trustee and        1996       Partner and Senior Advisor,       118             Anixter
303 W. Madison                 Chairman of the                Chicago Growth Partners                          International
Suite 2500Chicago, IL 60606         Board                     (private equity investing)                     (network support
                                                              since September, 2004                              equipment
                                                              (formerly Managing Director,                     distributor);
                                                              William Blair Capital                            Ventas, Inc.
                                                              Partners (private equity                         (real estate
                                                              investing) from September,                        investment
                                                              1994 to September, 2004).                        trust); Jones
                                                                                                               Lang LaSalle
                                                                                                                (real estate
                                                                                                                 management
                                                                                                                services) and
                                                                                                               Ambac Financial
                                                                                                              Group (financial
                                                                                                                  guaranty
                                                                                                                 insurance)

Anne-Lee Verville (Age 59)         TRUSTEE          1998      Retired since 1997 (formerly      119(4)       Chairman of the
359 Stickney Hill Road                                        General Manager, Global                            Board of
Hopkinton, NH  03229                                          Education Industry, IBM                           Directors,
                                                              Corporation (computer and                        Enesco Group,
                                                              technology) from 1994 to                        Inc. (designer,
                                                              1997).                                           importer and
                                                                                                              distributor of
                                                                                                               giftware and
                                                                                                                collectibles)

Richard L. Woolworth (Age 63)      Trustee          1991      Retired since December 2003       118          Northwest
100 S.W. Market Street                                        (formerly Chairman and Chief                   Natural Gas Co.
#1500                                                         Executive Officer, The                         (natural gas
Portland, OR 97207                                            Regence Group (regional                        service provider)
                                                              health insurer); Chairman
                                                              and Chief Executive Officer,
                                                              BlueCross BlueShield of
                                                              Oregon; Certified Public
                                                              Accountant, Arthur Young &
                                                              Company)

                                                                                              Number of
                                                 Year First                                 Portfolios in
                                                 Elected or                                  Fund Complex
       Name, Address              Position      Appointed to    Principal Occupation(s)       Overseen        Other Directorships
          and Age                with Funds        Office(1)    During Past Five Years       by Trustee                Held
-----------------------------  ---------------  ------------  ---------------------------  ---------------  -----------------------
     Interested Trustee
William E. Mayer(2) (Age 64)       Trustee         1994       Partner, Park Avenue Equity       120(3)      Lee Enterprises (print
399 Park Avenue                                               Partners (private equity)                     media), WR Hambrecht +
Suite 3204                                                    since February, 1999                          Co. (financial service
New York, NY 10022                                            (formerly Partner,                               provider); First
                                                              Development Capital LLC                        Health (healthcare);
                                                              from November 1996 to                            Reader's Digest
                                                              February, 1999).                                  (publishing);
                                                                                                              OPENFIELD Solutions
                                                                                                               (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                                  Year First
                                                  Elected or
        Name, Address              Position      Appointed to                Principal Occupation(s)
           and Age                with Funds        Office                   During Past Five Years
------------------------------    ----------    -------------    ---------------------------------------------------
Officers
Christopher L. Wilson (Age 47)    President         2004         Head of Mutual Funds for the Advisor since August,
One Financial Center                                             2004 and President of the Columbia Funds, Liberty
Boston, MA 02111                                                 Funds and Stein Roe Funds since October, 2004
                                                                 (formerly President and Chief Executive Officer,
                                                                 CDC IXIS Asset Management Services, Inc. from
                                                                 September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer         2000         Treasurer of the Columbia Funds since October,
One Financial Center                                             2003 and of the Liberty Funds, Stein Roe Funds and
Boston, MA 02111                                                 All-Star Funds since December, 2000; Vice
                                                                 President of the Advisor since April, 2003
                                                                 (formerly President of the Columbia Funds, Liberty
                                                                 Funds and Stein Roe Funds from February, 2004 to
                                                                 October, 2004; Chief Accounting Officer and
                                                                 Controller of the Liberty Funds and All-Star Funds
                                                                 from February, 1998 to October, 2000); Treasurer
                                                                 of the Galaxy Funds since September, 2002
                                                                 (formerly Treasurer from December, 2002 to
                                                                 December, 2004 and President from February, 2004
                                                                 to December, 2004 of the Columbia Management
                                                                 Multi-Strategy Hedge Fund, LLC; Vice President of
                                                                 Colonial Management Associates, Inc. from
                                                                 February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)            Senior          2004         Senior Vice President and Chief Compliance Officer
40 West 57th Street                  Vice                        of the Columbia Funds, Liberty Funds, Stein Roe
New York, NY 10005                President                      Funds and All-Star Funds since August, 2004
                                  and  Chief                     (formerly Partner, Carter, Ledyard & Milburn LLP
                                  Compliance                     from January, 2001 to August, 2004; Counsel,
                                   Officer                       Carter, Ledyard & Milburn LLP from November, 1999
                                                                 to December, 2000; Vice President and Counsel,
                                                                 Equitable Life Assurance Society of the United
                                                                 States from April, 1998 to November, 1999,).

Michael G. Clarke (Age 34)          Chief           2004         Chief Accounting Officer of the Columbia Funds,
One Financial Center              Accounting                     Liberty Funds, Stein Roe Funds and All-Star Funds
Boston, MA 02111                   Officer                       since October, 2004 (formerly Controller of the
                                                                 Columbia Funds, Liberty Funds, Stein Roe Funds and
                                                                 All-Star Funds from May, 2004 to October, 2004;
                                                                 Assistant Treasurer from June, 2002 to May, 2004;
                                                                 Vice President, Product Strategy & Development of
                                                                 the Liberty Funds and Stein Roe Funds from
                                                                 February, 2001 to June, 2002; Assistant Treasurer
                                                                 of the Liberty Funds, Stein Roe Funds and the
                                                                 All-Star Funds from August, 1999 to February,
                                                                 2001; Audit Manager, Deloitte & Toche LLP from
                                                                 May, 1997 to August, 1999).

Jeffrey R. Coleman (Age 35)       Controller        2004         Controller of the Columbia Funds, Liberty Funds,
One Financial Center                                             Stein Roe Funds and All-Star Funds since October,
Boston, MA 02111                                                 2004 (formerly Vice President of CDC IXIS Asset
                                                                 Management Services, Inc. and Deputy Treasurer of
                                                                 the CDC Nvest Funds and Loomis Sayles Funds from
                                                                 February, 2003 to September, 2004; Assistant Vice

                                                                 President of CDC IXIS Asset Management Services,
                                                                 Inc. and Assistant Treasurer of the CDC Nvest
                                                                 Funds from August, 2000 to February, 2003; Tax
                                                                 Manager of PFPC, Inc. from November, 1996 to
                                                                 August, 2000).

R. Scott Henderson (Age 45)       Secretary         2004         Secretary of the Columbia Funds, Liberty Funds and
One Financial Center                                             Stein Roe Funds since December, 2004 (formerly Of
Boston, MA 02111                                                 Counsel, Bingham McCutchen from April, 2001 to
                                                                 September, 2004; Executive Director and General
                                                                 Counsel, Massachusetts Pension Reserves Investment
                                                                 Management Board from September, 1997 to March,
                                                                 2001).

Trustee Positions

As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.

The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Mr. Neuhauser and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.

The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting . The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any

Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

      (a)   providing office space, equipment and clerical personnel;

      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

      (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

      (f)   maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CFS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CFS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CFS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CFS.

CODE OF ETHICS

The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                         FREQUENCY OF
   TYPE OF FUND            INFORMATION PROVIDED          DISCLOSURE           DATE OF WEB POSTING
------------------        -----------------------        ------------        ----------------------
   Equity Funds           Full portfolio holdings          Monthly           30 calendar days after
                          information.                                             month-end.

Fixed Income Funds        Full portfolio holdings         Quarterly          60 calendar days after
                          information.                                             quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's [distributor] at [Insert name and address of service provider].

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include [the Fund's sub-custodians, which currently include [Insert name of sub-custodians]], the Fund's independent registered public accounting firm, legal counsel, and financial printer ([Name of Printer]), and the Fund's proxy voting service, currently [Name of Proxy Voting Service Provider]. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

As of the date of this Supplement, CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life

Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group

State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:

                                      SEPTEMBER 30,    OCTOBER 31,    OCTOBER 31,
          FUND(1)(4)                      2003           2002(3)        2001(2)
----------------------------------    -------------    -----------    -----------
Columbia Asset Allocation Fund        $     506,628    $   722,543    $   914,162
Columbia Large Cap Growth Fund        $     621,536    $   872,400    $ 1,213,883
Columbia Disciplined Value Fund       $     328,843    $   480,502    $   585,821
Columbia Large Cap Core Fund          $     484,124    $   666,709    $   634,076
Columbia International Equity Fund    $     107,527    $   151,816            N/A
Columbia Small Cap Fund               $     318,591    $   316,465    $   258,937
Columbia Small Company Equity Fund    $     156,029    $   201,135    $   258,937
Columbia Dividend Income Fund         $           0    $    24,133    $    20,192

-------------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298 and $47,211, respectively, for the Asset
      Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund and Growth
      Fund.

(3) Expense reimbursements for the fiscal year ended October 31, 2002 were $19,673, $90,360, $70,449, $21,761 and $3,789, respectively for the Asset
      Allocation Fund, Growth Fund, International Fund, Small Company Fund and DividendFund.

(4) The Funds changed their fiscal year end from October 31 to September 30 in 2003.

                                                                SIX MONTHS
                                                                  ENDED
                                                                 APRIL 30,    OCTOBER 31,   OCTOBER 31,
                     FUND(1)                   APRIL 30, 2004     2003(3)        2002         2001(2)
--------------------------------------------   --------------   -----------   -----------   -----------
Columbia Intermediate Government Income Fund   $       70,533   $    36,031   $     7,041   $    74,395
Columbia Quality Plus Bond Fund                $       59,667   $    29,033   $     5,978   $    52,592

-------------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $8,020 and $6,988, respectively for the Government Income Fund and Quality Plus Bond Fund.

(3) The Funds changed their fiscal year end from October 31 to April 30 in 2003.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD.

In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of other funds distributed by CFD. The applicable sales charge is based on the combined total of:

1.    the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' held by the shareholder.

CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A, E or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. Subject to the Fund's fund policy on trading of fund shares, an investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (formerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF COLUMBIA EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF COLUMBIA ACORN FUNDS (FORMERLY NAMED LIBERTY ACORN FUNDS) SHAREHOLDERS. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

FEE-BASED COMPENSATION ARRANGEMENTS. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF INITIAL SALES CHARGES (CLASS A AND CLASS T SHARES)

Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:

      -     Galaxy Fund shareholders prior to December 1, 1995; and

      - Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

Class T share sales charges are waived for the following categories of investors:

      -     Galaxy Fund shareholders prior to December 1, 1995;

      - Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and

      - Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years. CDSC is also waived for participant loans.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
      (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                       REALLOWANCE TO
                                       REALLOWANCE TO DEALERS         DEALERS AS A % OF
                                      AS A % OF OFFERING PRICE         OFFERING PRICE
     AMOUNT OF TRANSACTION            PER SHARE - BOND FUNDS       PER SHARE - EQUITY FUNDS
---------------------------------     ------------------------     ------------------------
Less than $50,000                              4.25                          5.00
$50,000 but less than $100,000                 3.75                          3.75
$100,000 but less than $250,000                2.75                          2.75
$250,000 but less than $500,000                2.00                          2.00
$500,000 but less than $1,000,000              1.75                          1.75
$1,000,000 and over                            0.00                          0.00

The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                  SHARES ARE SOLD
-----------------------------                  ---------------
Through first year                                   5.00
Through second year                                  4.00
Through third year                                   3.00
Through fourth year                                  3.00
Through fifth year                                   2.00
Through sixth year                                   1.00
Longer than six years                                None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
-----------------------------               ---------------
Through first year                               5.50
Through second year                              5.00
Through third year                               4.00
Through fourth year                              3.00
Through fifth year                               2.00
Through sixth year                               1.00
Through the seventh year                         None
Longer than seven years                          None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE           SHARES ARE SOLD
-----------------------------           ---------------

Through first year                           5.00
Through second year                          4.00
Through third year                           3.00
Through fourth year                          3.00
Through fifth year                           2.00
Through sixth year                           1.00
Longer than six years                        0.00

      Automatic conversion to Class A shares occurs eight years after purchase.

      The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CFS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS may require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       fff

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                       ggg

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be hhh
characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            Prime-1  Highest Quality
            Prime-2  Higher Quality
            Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                       jjj
                                       kkk

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
               ADOPTED JULY 1, 2003 AND REVISED FEBRUARY 11, 2004

POLICY:

All proxies for client securities for which Columbia Management Advisors, Inc. ("CMA") has been granted authority to vote shall be voted in a manner considered to be in the best interests of CMA's clients, including the CMG Family Funds(1) and their shareholders without regard to any benefit to CMA or its affiliates. CMA shall examine each proposal and vote against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, CMA shall examine each proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

CMA addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined policy, the Proxy Committee will determine the vote in the best interest of CMA's clients, without consideration of any benefit to CMA, its affiliates or its other clients.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.    ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the

-------------
(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

                                       lll
security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting. The Proxy Committee's functions shall include, in part,

      (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III (A) below or which proposals require special consideration under III (B) below,

      (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,

      (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

      (d) development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III.  VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.

A.    THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
      PROXIES:

1.    MATTERS RELATING TO THE BOARD OF DIRECTORS/CORPORATE GOVERNANCE

      CMA generally will vote FOR:

            - Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.

                  However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.

                  On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.

            - Proposals that request that the board audit, compensation and/or nominating committees include mmm
                  independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

            -     Proposals to declassify boards.

            - Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).

            - Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

            - Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

            - Proposals that restore shareholder ability to remove directors with or without cause.

            - Proposals that encourage directors to own a minimum amount of stock.

            - Proposals to permit shareholders to elect directors to fill board vacancies.

            -     Proposals for the company to adopt confidential voting.

      CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

      CMA generally will vote AGAINST:

            -     Proposals to classify boards.

            - Proposals that give management the ability to alter the size of the board without shareholder approval.

            - Proposals that provide directors may be removed only by supermajority vote.

            - Proposals which allow more than one vote per share in the election of directors.

            - Proposals that provide only continuing directors may elect replacements to fill board vacancies.

            - Shareholder proposals that mandate a minimum amount of stock that directors must own.

            - Shareholder proposals to limit the tenure of outside directors.

2.    Compensation

      CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial nnn
      justification for the repricing of options.

      CMA generally will vote FOR:

            - Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.

            - Shareholder proposals asking a company to expense stock options.

            - Shareholder proposals to put option repricings to a shareholder vote.

            - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

      CMA generally will vote AGAINST:

            - Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

                                       ooo

3.    Capitalization

      CMA generally will vote FOR:

            - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.

            - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

            - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

            -     Proposals to reduce or change the par value of common stock.

            - Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.

      CMA generally will vote AGAINST:

            - Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).

4.    MERGERS, RESTRUCTURINGS AND OTHER TRANSACTIONS

      CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.

5.    ANTI-TAKEOVER MEASURES

      CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

      Poison Pills

            - CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

            - CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.

      Greenmail

            - CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.

      Supermajority vote

            - CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.

            - CMA will vote FOR shareholder proposals to lower supermajority vote requirements.

                                       ppp

6.    Other Business Matters

      CMA generally will vote FOR

            - Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.

            - Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

            -     Proposals to approve a change in the company's name.

            - Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

            - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

            - Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

      CMA generally will vote AGAINST:

            - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

            - Authorization to transact other unidentified, substantive business at a meeting.

            - Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

            - Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.

            -     Proposals to vote unmarked proxies in favor of management.

B.          ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

C.          PROPOSALS REQUIRING SPECIAL CONSIDERATION

                                       qqq

The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

            1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

            2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

            3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

            4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

            5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.

            6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) above will be reviewed individually.

            7.    EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III
                  (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

            8. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

IV.         VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

      - CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

      - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

                                       rrr

      - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

      - Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

      - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

      - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

                                       sss

                 EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                 VOTE THIS PROXY CARD TODAY!

                 THREE CONVENIENT WAYS TO VOTE YOUR PROXY.

                 YOU CAN VOTE YOUR PROXIES OVER THE INTERNET, BY
                 TELEPHONE OR BY FAX - IT'S EASY AND CONFIDENTIAL.

                 INTERNET, TELEPHONE AND FAX VOTING ARE AVAILABLE
                 24 HOURS A DAY, SEVEN DAYS A WEEK.

                 IF YOU ARE VOTING BY INTERNET, TELEPHONE OR FAX,
                 YOU SHOULD NOT MAIL YOUR PROXY CARD.

                 VOTE BY INTERNET:

                 - READ THE PROXY STATEMENT AND HAVE YOUR PROXY
                   CARD AVAILABLE.

                 - GO TO [____________________] AND FOLLOW THE
                   ON SCREEN DIRECTIONS.

                 VOTE BY TELEPHONE:

                 - READ THE PROXY STATEMENT AND HAVE YOUR PROXY
                   CARD AVAILABLE.

                 - WHEN YOU ARE READY TO VOTE, CALL TOLL FREE
                   [____________________]

                 - FOLLOW THE RECORDED INSTRUCTIONS PROVIDED TO
                   CAST YOUR VOTE.

                 VOTE BY FAX:

                 - FAX YOUR EXECUTED PROXY TO US TOLL FREE AT
                   [____________________] ANYTIME.

                 IF YOU HAVE ANY QUESTIONS OR CONCERNS, PLEASE CALL 1-866-270-3134 FROM 9:00 A.M. TO 11:00 P.M. EDT
                 MONDAY THROUGH FRIDAY, AND SATURDAYS FROM 12:00 TO
                 6:00 P.M.

                 YOU MAY RECEIVE ADDITIONAL PROXIES FOR OTHER
                 ACCOUNTS. THESE ARE NOT DUPLICATES; YOU SHOULD
                 SIGN AND RETURN EACH PROXY IN ORDER FOR YOUR VOTES
                 TO BE COUNTED.

            Please detach at perforation before mailing.

BANC OF AMERICAL CAPITAL MANAGEMENT                                       PROXY

                               NATIONS FUNDS TRUST
                       NATIONS GOVERNMENT SECURITIES FUND

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 9, 2005

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint each of __________, _________________, ____________ and
_________________ as proxies of the signers, with full power of substitution, to vote all shares at the Special Meeting of Shareholders to be held at One Financial Center, Boston, Massachusetts, on September 9, 2005 and at any adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before the meeting.

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in order for your votes to be counted.

                 VOTE VIA THE INTERNET: [______________________]
                 VOTE VIA THE TELEPHONE: [______________________]
                 ------------------------------------
                 999 9999 9999 999
                 ------------------------------------

                 NOTE: Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                 ______________________________________
                 Shareholder sign here

                 ______________________________________
                 Co-owner sign here

                 ______________________________________
                 Date

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSALS LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSALS:

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

                                                    FOR   AGAINST  ABSTAIN

1.    Proposal to approve an Agreement and Plan of  [ ]    [ ]      [ ]
      Reorganization with respect to the
      Merger of Nations GovernmentSecurities
      Fund and Columbia Federal Securities Fund.

MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS BELOW. [ ]

____________________________________________

____________________________________________

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Incorporated by reference to Item 25 of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 002-15184).

ITEM 16. EXHIBITS

     (1)(a) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991, incorporated by reference to Post-Effective Amendment No. 97, filed with the Commission via EDGAR on February 19, 1997, and made a part of this Registration Statement.

     (1)(b) Amendment No. 4 to the Agreement and Declaration of Trust dated July 24, 1998, incorporated by reference to Post-Effective Amendment No. 104 filed with the Commission via EDGAR on October 30, 1998, and made a part of this Registration Statement.

     (1)(c) Amendment No. 5 to the Agreement and Declaration of Trust dated April 1, 1999, incorporated by reference to Post-Effective Amendment No. 110 filed with the Commission via EDGAR on or about August 12, 1999, and made a part of this Registration Statement.

     (1)(d) Amendment No. 6 to the Agreement and Declaration of Trust dated January 26, 2001, incorporated by reference to Post-Effective Amendment No. 127 filed with the Commission via EDGAR on or about December 20, 2002 and made a part of this Registration Statement.

     (1)(e) Amendment No. 7 (filed as No.6 with State) to the Agreement and Declaration of Trust dated October 13, 2003, incorporated by reference to Post-Effective Amendment No. 130 filed with the Commission via EDGAR on or about December 19, 2003 and made a part of this Registration Statement.

     (2) By-Laws of Registrant, as amended August 16, 2004, incorporated by reference to Post-Effective Amendment No. 135 filed with the Commission via EDGAR on or about August 27, 2004, and made a part of this Registration Statement.

     (3)     Not Applicable

     (4) Agreement and Plan of Reorganization between Nations Funds Trust, on behalf of its Nations Government Securities Fund series, and Columbia Funds Trust III, on behalf of its Columbia Federal Securities Fund series and Columbia Management Advisors, Inc. - Constitutes Appendix A to Part A hereof.

     (5)(a) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV(filed under former name Liberty Funds Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

     (5)(b) Article III, Section 4, Article V, Section 1, Article VIII, Section 4 and Article IX Sections 1 and 7 of the Declaration of Trust as amended and Sections 2.1, 2.3 and 2.5 of the By-Laws, each define the rights of shareholders.

     (6) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - Incorporated by reference to Post-Effective Amendment No. 130 filed with the Commission via EDGAR on or about December 19, 2003, and made a part of this Registration Statement.

     (7)(a) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. dated April 30, 1999 as amended and restated November 1, 2003, filed with the Commission on or about January 28, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

     (7)(b) Appendix 1 to the Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. dated November 1, 2003, filed with the Commission on or about January 28, 2004 and is hereby incorporated by reference and made a part of this Registration Statement.

     (7)(c) 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc., effective November 1, 2003 - Filed as Exhibit (k)(7) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

     (7)(d) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc., effective November 1, 2003 - Filed as Exhibit (k)(8) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

     (7)(e) Form of Selling Agreement with Columbia Funds Distributor, Inc. - Filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No.49 to the Registration Statement on Form N-1A of Columbia Funds Trust 1 (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement.

     (7)(f) Form of Asset Retention Agreement - Filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement.

     (8)     Not Applicable

     (9)(a) Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - Filed as Exhibit (g) in Part C, Item 23(b) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

     (9)(b) Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - Filed as Exhibit (j)(2) in Part C,
             Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

     (10)(a) Rule 12b-1 Distribution Plan as amended and restated on May 11, 2004 - Filed as Exhibit (m)(1) in Part C, Item 23(b) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 27, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

     (10)(b) Appendix 1 to Rule 12b-1 Distribution Plan dated May 11, 2004 - Filed as Exhibit (m)(2) in Part C, Item 23(b) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 27, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

     (10)(c) Rule 18f-3(d) Plan under the Investment Company Act of 1940 effective April 22, 1996, and amended and restated on December 12, 2001, July 26, 2002, November 1, 2002, November 1, 2003 and
             February 17, 2004 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (11)(a) Form of opinion of Ropes & Gray LLP - Filed herewith.

     (11)(b) Consent of Ropes & Gray LLP - Filed herewith.

     (12) Opinion of Ropes & Gray LLP as to tax matters - To be filed by Post-Effective Amendment.

     (13)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(b) Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(c) Appendix I to the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(d) Pricing and Bookkeeping Agreement dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(e) Schedule A of Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(f) Appendix I of Pricing and Bookkeeping Agreement dated November 1, 2003 - Incorporated by reference to Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.

     (13)(g) Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - Filed as exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 27, 2004, and is hereby incorporated by reference and made part of this Registration Statement.

     (14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Filed herewith.

     (15)    Not Applicable.

     (16)    Power of attorney - Filed herewith.

     (17)    Not Applicable

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered herein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust III (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and The Commonwealth of Massachusetts on this 10th day of June 2005.

                            COLUMBIA FUNDS TRUST III

                           /s/ CHRISTOPHER L. WILSON

                      By: Christopher L. Wilson, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNED:                    TITLE:                               DATE:

/s/ Christopher L. Wilson
------------------------- President (Chief Executive Officer) June 10, 2005 Christopher L. Wilson

/s/ J. Kevin Connaughton   Treasurer (Principal Financial       June 10, 2005
-------------------------  Officer)
J. Kevin Connaughton

/s/ Michael G. Clarke      Chief Accounting Officer (Principal  June 10, 2005
-------------------------  Accounting Officer)
Michael G. Clarke

/s/ Douglas A. Hacker      Trustee                              June 10, 2005
-------------------------
Douglas A. Hacker

/s/ Janet Langford Kelly       Trustee                  June 10, 2005
-------------------------
Janet Langford Kelly

/s/ Richard W. Lowry           Trustee                  June 10, 2005
-------------------------
Richard W. Lowry

/s/ William S. Mayer           Trustee                  June 10, 2005
-------------------------
William S. Mayer

/s/ Dr. Charles R. Nelson      Trustee                  June 10, 2005
-------------------------
Dr. Charles R. Nelson

/s/ John J. Neuhauser          Trustee                  June 10, 2005
-------------------------
John J. Neuhauser

/s/ Patrick J. Simpson         Trustee                  June 10, 2005
-------------------------
Patrick J. Simpson

/s/ Thomas E. Stitzel          Trustee                  June 10, 2005
-------------------------
Thomas E. Stitzel

/s/ Thomas C. Theobald         Trustee                  June 10, 2005
-------------------------
Thomas C. Theobald

/s/ Anne Lee Verville          Trustee                  June 10, 2005
-------------------------
Anne Lee Verville

/s/ Richard L. Woolworth       Trustee                  June 10, 2005
-------------------------
Richard L. Woolworth

                               /s/ Vincent P. Pietropaolo
                               --------------------------------
                               By: Vincent P. Pietropaolo
                               As Attorney-in-Fact
                               June 10, 2005

                                  EXHIBIT INDEX

(11)(a) Form of opinion of Ropes & Gray LLP.

(11)(b) Consent of Ropes & Gray LLP.

(14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

(16)    Powers of attorney.